UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2023 through August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan Money Market Funds
August 31, 2023  (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
Even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates this year, the U.S. economy has continued to expand and financial markets have largely generated positive returns. Equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns and outperformed emerging markets.

“Regardless of the market environ-
ment, JPMorgan Global Liquidity will
strive to continue to provide investors
with quality short-term fixed income
solutions, supported by our global
expertise and resources.”
John T. Donohue

While U.S. data showed inflation had receded since the start of 2023, geopolitical events contributed to elevated prices for energy and food. The Fed responded to economic conditions this year by raising interest rates three times in the first half of the year but declined to raise rates further at its June 2023 meeting. The Fed raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held the rate at that level in September.
Amid higher interest rates , the U.S. economy slowed somewhat and gross domestic product fell to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. Notably, economists’ estimates on a range of key U.S. economic indicators this year have been revised upward and stronger-than-expected consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Meanwhile, corporate earnings have generally remained strong and the U.S. jobless rate remained at lows not seen since the 1960s, reaching 3.8% in August 2023.
The outlook for the U.S. economy appears brighter than many economists had forecast at the beginning of the year. Additionally, many economists and investors believe that the Fed appears to be at, or near, the end of its monetary tightening cycle, and the Fed, the European Central Bank and the Bank of England have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates in the near term.
However, geopolitical events have increased investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no negotiations for a peaceful settlement.
Regardless of the market environment, JPMorgan Global Liquidity will strive to continue to provide investors with quality short-term fixed income solutions, supported by our global expertise and resources. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.
Sincerely yours,

John T. Donohue
CEO Asset Management Americas & Head of Global Liquidity
J.P. Morgan Asset Management

1	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Prime Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$77.4 Billion
Weighted Average Maturity(a)	28 calendar days
Weighted Average Life(b)	57 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	60.3%
2–7 calendar days	13.4
8–30 calendar days	3.4
31–60 calendar days	6.3
61–90 calendar days	5.8
91–180 calendar days	6.4
181+ calendar days	4.4

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.55%
Agency Shares	5.46
Capital Shares	5.55
Empower Shares	5.55
IM Shares	5.61
Institutional Class Shares	5.51
Morgan Shares	5.23
Premier Shares	5.29
Reserve Shares	5.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.55%, 5.44%, 5.55%, 5.55%, 5.61%, 5.50%, 5.23%, 5.29% and 4.19% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	2

JPMorgan Institutional Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2023	$1.2 Billion
Weighted Average Maturity(b)	18 calendar days
Weighted Average Life(c)	18 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	35.1%
2–7 calendar days	40.8
8–30 calendar days	9.8
31–60 calendar days	6.0
61–90 calendar days	3.1
91–180 calendar days	3.9
181+ calendar days	1.3

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	3.93%
Capital Shares	4.01
IM Shares	4.03
Institutional Class Shares	3.98
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.86%, 3.97%, 4.02% and 3.92% for Agency Shares,
Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

3	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Securities Lending Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2023	$2.9 Billion
Weighted Average Maturity(a)	13 calendar days
Weighted Average Life(b)	48 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	76.8%
2–7 calendar days	10.3
8–30 calendar days	1.4
31–60 calendar days	4.4
61–90 calendar days	2.9
91–180 calendar days	2.6
181+ calendar days	1.6

7-DAY SEC YIELD AS OF August 31, 2023(d)
Agency SL Shares	5.65%
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 5.58% for Agency SL Shares.
An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	4

JPMorgan Liquid Assets Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes,
U.S.government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, E*Trade(a), Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$50.8 Billion
Weighted Average Maturity(b)	24 calendar days
Weighted Average Life(c)	51 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	62.8%
2–7 calendar days	13.9
8–30 calendar days	3.3
31–60 calendar days	6.1
61–90 calendar days	5.5
91–180 calendar days	4.8
181+ calendar days	3.6

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	5.44%
Capital Shares	5.53
Institutional Class Shares	5.50
Investor Shares	5.21
Morgan Shares	5.10
Premier Shares	5.26
Reserve Shares	5.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares
reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been
5.42%, 5.53%, 5.48%, 5.21%, 5.10%, 5.26% and 5.00% for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

5	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Government Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2023	$268.4 Billion
Weighted Average Maturity(a)	26 calendar days
Weighted Average Life(b)	62 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	77.8%
2–7 calendar days	4.2
8–30 calendar days	5.3
31–60 calendar days	1.2
61–90 calendar days	1.7
91–180 calendar days	3.3
181+ calendar days	6.5

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.35%
Agency Shares	5.26
Capital Shares	5.35
E*Trade Shares	4.49
Empower Shares	5.35
IM Shares	5.40
Institutional Class Shares	5.32
Investor Shares	5.04
Morgan Shares	4.93
Premier Shares	5.09
Reserve Shares	4.83
Service Shares	4.46
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor
Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses.
Without these reimbursements and/or waivers, the yields would have been 5.35%, 5.25%, 5.35%, 4.46%, 5.35%, 5.40%, 5.31%, 5.04%, 4.93%,
5.09%, 4.83% and 4.46% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional
Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	6

JPMorgan U.S. Treasury Plus Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the
U.S.Treasury and repurchase agreements collateralized by
U.S. Treasury securities

Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$39.1 Billion
Weighted Average Maturity(a)	11 calendar days
Weighted Average Life(b)	19 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	86.0%
2–7 calendar days	0.9
8–30 calendar days	4.0
31–60 calendar days	2.0
61–90 calendar days	3.6
91–180 calendar days	2.7
181+ calendar days	0.8

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.35%
Agency Shares	5.27
Capital Shares	5.35
Empower Shares	5.35
IM Shares	5.41
Institutional Class Shares	5.32
Investor Shares	5.04
Morgan Shares	4.93
Premier Shares	5.09
Reserve Shares	4.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.35%, 5.25%, 5.35%, 5.34%, 5.41%, 5.30%, 5.04%, 4.93%, 5.09% and 4.83% for Academy Shares,
Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and
Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

7	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Federal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier
Net Assets as of August 31, 2023	$7.1 Billion
Weighted Average Maturity(a)	29 calendar days
Weighted Average Life(b)	88 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	47.7%
2–7 calendar days	3.5
8–30 calendar days	21.5
31–60 calendar days	12.3
61–90 calendar days	7.8
91–180 calendar days	4.4
181+ calendar days	2.8

7-DAY SEC YIELD AS OF August 31, 2023(d)
Agency Shares	5.26%
Institutional Class Shares	5.31
Morgan Shares	4.91
Premier Shares	5.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.24%, 5.29%, 4.91% and 5.08% for Agency
Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	8

JPMorgan 100% U.S. Treasury Securities Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$145.9 Billion
Weighted Average Maturity(a)	39 calendar days
Weighted Average Life(b)	74 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	10.5%
2–7 calendar days	9.4
8–30 calendar days	30.0
31–60 calendar days	33.0
61–90 calendar days	9.3
91–180 calendar days	7.1
181+ calendar days	0.7

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.32%
Agency Shares	5.23
Capital Shares	5.32
Empower Shares	5.32
IM Shares	5.38
Institutional Class Shares	5.29
Morgan Shares	4.90
Premier Shares	5.06
Reserve Shares	4.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.32%, 5.21%, 5.32%, 5.32%, 5.38%, 5.27%, 4.90%, 5.06% and 4.80% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

9	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$10.3 Billion
Weighted Average Maturity(b)	23 calendar days
Weighted Average Life(c)	23 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	15.6%
2–7 calendar days	63.6
8–30 calendar days	6.1
31–60 calendar days	5.3
61–90 calendar days	2.3
91–180 calendar days	5.1
181+ calendar days	2.0

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	3.98%
Institutional Class Shares	4.03
Morgan Shares	3.64
Premier Shares	3.81
Reserve Shares	3.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.96%, 4.01%, 3.64%, 3.81% and 3.55%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	10

JPMorgan Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2023	$1.6 Billion
Weighted Average Maturity(c)	25 calendar days
Weighted Average Life(d)	25 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	37.8%
2–7 calendar days	48.5
8–30 calendar days	4.5
31–60 calendar days	0.9
61–90 calendar days	2.3
91–180 calendar days	1.0
181+ calendar days	5.0

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	4.11%
Institutional Class Shares	4.16
Morgan Shares	3.77
Premier Shares	3.91
Service Shares	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 4.08%, 4.13%, 3.77%, 3.91% and 3.30%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

11	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan California Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity(a)
Primary Investments
California short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2023	$0.5 Billion
Weighted Average Maturity(c)	22 calendar days
Weighted Average Life(d)	22 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	23.5%
2–7 calendar days	50.4
8–30 calendar days	8.7
31–60 calendar days	11.4
61–90 calendar days	0.7
91–180 calendar days	2.7
181+ calendar days	2.6

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	3.41%
Institutional Class Shares	3.46
Morgan Shares	3.07
Premier Shares	3.22
Service Shares	2.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.36%, 3.41%, 3.05%, 3.21% and 2.59%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	12

JPMorgan New York Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†
Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and
New York City personal income taxes, while still preserving capital and maintaining liquidity(a)

Primary Investments
New York short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2023	$2.1 Billion
Weighted Average Maturity(c)	26 calendar days
Weighted Average Life(d)	26 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	23.7%
2–7 calendar days	68.7
8–30 calendar days	0.3
31–60 calendar days	0.3
61–90 calendar days	0.2
91–180 calendar days	0.6
181+ calendar days	6.2

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	4.15%
Institutional Class Shares	4.20
Morgan Shares	3.81
Premier Shares	3.96
Reserve Shares	3.71
Service Shares	3.34
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 4.12%, 4.17%,
3.79%, 3.96%, 3.71% and 3.34% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service
Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

13	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 28.7%
Barclays Capital, Inc., 5.60%, dated 8/31/2023, due 10/5/2023, repurchase price $150,817, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.50%, due 11/17/2036 - 9/17/2064, with a value of $162,000.	150,000	150,000
Barclays Capital, Inc., 5.62%, dated 8/31/2023, due 10/5/2023, repurchase price $296,612, collateralized by Collateralized Mortgage Obligations, 0.00% - 11.08%, due 5/15/2028 - 4/25/2065 and FNMA, 1.50% - 11.40%, due 12/26/2030 - 8/25/2050, with a value of $318,600.	295,000	295,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.96% - 12.05%, due 12/16/2024 - 8/25/2067, Collateralized Mortgage Obligations, 0.14% - 6.68%, due 2/25/2025 - 11/25/2061, Corporate Notes and Bonds, 4.25% - 8.25%, due 5/1/2025 - 12/1/2049, FHLMC, 5.00%, due 8/1/2052, FNMA, 12.29% - 16.29%, due 3/25/2042 and GNMA, 5.50%, due 6/20/2053, with a value of $86,131.	80,000	80,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.47% - 11.59%, due 6/15/2026 - 7/25/2063, Collateralized Mortgage Obligations, 0.00% - 6.96%, due 1/25/2035 - 1/18/2063, Corporate Notes and Bonds, 2.00% - 10.50%, due 6/12/2024 - 3/9/2034, FNMA, 4.75% - 12.29%, due 9/25/2041 - 8/26/2058 and U.S. Treasury Securities, 0.88% - 4.13%, due 6/30/2026 - 9/30/2027, with a value of $85,875.	80,000	80,000
BMO Capital Markets Corp., 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.96% - 12.07%, due 5/19/2026 - 8/25/2067, Collateralized Mortgage Obligations, 0.00% - 6.00%, due 9/25/2035 - 3/25/2067, Corporate Notes and Bonds, 2.65% - 8.25%, due 10/13/2023 - 8/15/2034, FNMA, 2.96% - 12.29%, due 2/25/2027 - 3/25/2042, GNMA, 4.33% - 4.45%, due 6/20/2068 - 8/20/2069 and Sovereign Government Securities, 3.00% - 3.88%, due 6/13/2024 - 2/14/2028, with a value of $107,998.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $525,551, collateralized by Asset-Backed Securities, 0.60% - 8.48%, due 3/20/2026 - 2/25/2068, Collateralized Mortgage Obligations, 4.55% - 8.24%, due 1/25/2045 - 8/25/2068, Corporate Notes and Bonds, 2.30% - 9.25%, due 1/17/2024 - 12/31/2079^^, FHLMC, 4.41%, due 3/25/2030, FNMA, 4.00% - 17.65%, due 8/25/2031 - 8/25/2056 and Sovereign Government Securities, 0.50% - 7.63%, due 9/25/2023 - 5/24/2061, with a value of $563,348.	525,000	525,000
BNP Paribas SA, 5.46%, dated 8/31/2023, due 9/7/2023, repurchase price $350,372, collateralized by Asset-Backed Securities, 3.98% - 11.76%, due 9/15/2026 - 1/25/2047, with a value of $385,674.	350,000	350,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $281,500, collateralized by Asset-Backed Securities, 0.48% - 7.54%, due 11/15/2024 - 7/16/2035, Collateralized Mortgage Obligations, 0.16% - 9.12%, due 10/27/2024 - 8/25/2068, Corporate Notes and Bonds, 0.80% - 9.31%, due 1/15/2024 - 10/15/2097^^ and FNMA, 4.50% - 14.65%, due 11/25/2039 - 2/25/2059, with a value of $299,043.	280,000	280,000
BNP Paribas SA, 5.56%, dated 8/31/2023, due 10/5/2023, repurchase price $346,865, collateralized by Asset-Backed Securities, 5.16% - 12.66%, due 4/20/2026 - 2/15/2040, Collateralized Mortgage Obligations, 5.86% - 6.13%, due 5/25/2035 - 8/25/2067, Corporate Notes and Bonds, 1.55% - 11.50%, due 5/11/2025 - 12/6/2052, FNMA, 11.29%, due 10/25/2041 and U.S. Treasury Securities, 4.38%, due 8/31/2028, with a value of $364,869.	345,000	345,000
BNP Paribas SA, 5.58%, dated 8/31/2023, due 10/5/2023, repurchase price $165,895, collateralized by Asset-Backed Securities, 3.90% - 14.31%, due 7/15/2027 - 8/25/2067, with a value of $184,031.	165,000	165,000
BofA Securities, Inc., 5.35%, dated 8/31/2023, due 9/1/2023, repurchase price $75,011, collateralized by FNMA, 2.52% - 6.95%, due 1/1/2024 - 8/1/2053, with a value of $76,500.	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	14

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 1.00% - 6.29%, due 3/8/2024 - 4/1/2053, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 0.00% - 9.13%, due 11/15/2026 - 7/15/2031, with a value of $108,001.	100,000	100,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/6/2023, repurchase price $150,136, collateralized by Corporate Notes and Bonds, 2.88% - 6.50%, due 1/10/2024 - 12/31/2079, with a value of $157,500.	150,000	150,000
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/7/2023, repurchase price $300,314, collateralized by Commercial Paper, 0.00%, due 9/26/2023 - 10/3/2023 and Corporate Notes and Bonds, 0.75% - 10.75%, due 9/1/2023 - 12/31/2079, with a value of $315,000.	300,000	300,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/7/2023, repurchase price $100,106, collateralized by Corporate Notes and Bonds, 0.00% - 10.38%, due 9/21/2023 - 7/17/2045, with a value of $108,001.	100,000	100,000
BofA Securities, Inc., 5.69%, dated 8/31/2023, due 10/5/2023, repurchase price $402,213, collateralized by Collateralized Mortgage Obligations, 0.71% - 10.42%, due 1/25/2034 - 12/16/2072 and Corporate Notes and Bonds, 0.00% - 10.25%, due 10/24/2023 - 7/2/2064^^, with a value of $425,318.	400,000	400,000
Credit Agricole Corporate and Investment Bank,
5.38%, dated 8/31/2023, due 9/7/2023,
repurchase price $100,105, collateralized by
Asset-Backed Securities, 1.18% - 7.96%, due
2/15/2029 - 3/9/2042, Collateralized
Mortgage Obligations, 2.97% - 3.15%, due
2/12/2047 - 10/13/2049, Corporate Notes
and Bonds, 2.17% - 8.75%, due 2/12/2024 -
3/30/2051^^, FHLB, 5.00%, due 1/19/2024,
FHLMC, 4.38%, due 12/25/2028, GNMA,
5.50% - 6.50%, due 12/20/2052, Sovereign
Government Securities, 2.88% - 5.50%, due
1/25/2027 - 1/21/2030 and U.S. Treasury
Securities, 0.00%, due 8/15/2029 -
5/15/2031, with a value of $105,274.
	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $200,209, collateralized by Asset-Backed Securities, 1.35% - 6.79%, due 7/20/2034 - 2/1/2062, Collateralized Mortgage Obligations, 4.15% - 6.73%, due 3/17/2036 - 12/16/2050, Corporate Notes and Bonds, 1.46% - 8.25%, due 4/15/2024 - 3/30/2051 and Sovereign Government Securities, 3.24%, due 2/6/2028, with a value of $210,245.	200,000	200,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $260,272, collateralized by Asset-Backed Securities, 0.01% - 8.69%, due 5/17/2027 - 2/1/2062, Collateralized Mortgage Obligations, 3.32% - 6.83%, due 7/15/2032 - 9/12/2050, Corporate Notes and Bonds, 1.05% - 7.00%, due 1/15/2024 - 6/1/2054^^, GNMA, 5.00%, due 2/20/2053 and Sovereign Government Securities, 0.55% - 5.50%, due 1/16/2024 - 1/17/2042, with a value of $274,149.	260,000	260,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $8,901,310, collateralized by U.S. Treasury Securities, 1.75% - 2.88%, due 11/15/2029 - 2/15/2041, with a value of $8,901,310.	8,900,000	8,900,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,200,324, collateralized by U.S. Treasury Securities, 0.13% - 2.88%, due 1/15/2032 - 7/15/2032, with a value of $2,244,000.	2,200,000	2,200,000
Goldman Sachs & Co. LLC, 5.66%, dated 8/31/2023, due 10/16/2023, repurchase price $604,339, collateralized by Asset-Backed Securities, 0.00% - 13.53%, due 3/22/2025 - 11/25/2069, Collateralized Mortgage Obligations, 0.02% - 11.54%, due 8/17/2026 - 1/25/2053, Corporate Notes and Bonds, 0.00% - 17.50%, due 9/21/2023 - 12/31/2079^^, FHLMC, 3.80% - 5.80%, due 11/25/2030 - 8/15/2046 and FNMA, 3.00% - 5.90%, due 4/25/2029 - 1/25/2050, with a value of $644,880.	600,000	600,000
HSBC Securities USA, Inc., 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $20,003, collateralized by Asset-Backed Securities, 2.44% - 6.23%, due 9/15/2026 - 4/20/2062, with a value of $21,203.	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

15	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
HSBC Securities USA, Inc., 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $350,053, collateralized by Corporate Notes and Bonds, 0.98% - 8.75%, due 2/4/2025 - 12/31/2079^^ and Sovereign Government Securities, 2.38% - 6.40%, due 8/14/2024 - 1/18/2053, with a value of $367,555.	350,000	350,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $45,007, collateralized by Corporate Notes and Bonds, 0.25% - 7.13%, due 9/15/2023 - 12/31/2079, with a value of $47,257.	45,000	45,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 1.15% - 6.00%, due 6/26/2024 - 12/31/2079, with a value of $105,017.	100,000	100,000
ING Financial Markets LLC, 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $98,015, collateralized by Corporate Notes and Bonds, 0.55% - 13.25%, due 3/15/2024 - 12/31/2079^^ and Sovereign Government Securities, 5.00% - 5.65%, due 6/15/2045 - 9/27/2047, with a value of $105,548.	98,000	98,000
ING Financial Markets LLC, 5.55%, dated 8/31/2023, due 9/1/2023, repurchase price $500,077, collateralized by Common Stocks, with a value of $544,995.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 5.45%, dated 8/31/2023, due 9/7/2023, repurchase price $1,001,060, collateralized by Corporate Notes and Bonds, 0.00% - 4.70%, due 4/1/2024 - 2/25/2032, with a value of $1,050,159.	1,000,000	1,000,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $151,642, collateralized by FNMA, 2.00%, due 11/25/2051, GNMA, 5.00% - 6.09%, due 2/20/2045 - 4/20/2053 and U.S. Treasury Securities, 0.00% - 6.75%, due 9/7/2023 - 5/15/2053, with a value of $155,241.	150,000	150,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBC Capital Markets LLC, 5.42%, dated 8/31/2023, due 9/7/2023, repurchase price $300,316, collateralized by Certificates of Deposit, 5.39% - 5.56%, due 11/16/2023 - 12/22/2023, Commercial Paper, 0.00%, due 10/25/2023, Corporate Notes and Bonds, 1.25% - 9.02%, due 9/9/2024 - 6/1/2077, FHLB, 0.25% - 6.33%, due 12/29/2023 - 8/23/2038, FHLMC, 1.50% - 5.00%, due 8/25/2049 - 12/1/2052, FNMA, 4.48% - 5.50%, due 6/25/2024 - 11/1/2052 and GNMA, 1.25% - 7.50%, due 4/16/2039 - 8/20/2053, with a value of $314,451.	300,000	300,000
Societe Generale SA, 5.38%, dated 8/31/2023, due 9/1/2023, repurchase price $500,075, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.50%, due 7/25/2056, Corporate Notes and Bonds, 0.78% - 8.75%, due 3/25/2024 - 7/15/2080^^, FNMA, 8.19% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 1.75% - 10.63%, due 11/22/2023 - 12/1/2060, with a value of $525,931.	500,000	500,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $135,020, collateralized by Asset-Backed Securities, 2.70% - 6.17%, due 11/1/2033 - 8/25/2035, Collateralized Mortgage Obligations, 3.32% - 4.67%, due 11/25/2048 - 12/25/2051, Corporate Notes and Bonds, 0.78% - 8.48%, due 6/26/2024 - 12/31/2079^^, FNMA, 8.99% - 10.29%, due 9/25/2042 and Sovereign Government Securities, 0.75% - 10.63%, due 1/14/2024 - 12/1/2060^^, with a value of $142,254.	135,000	135,000
Societe Generale SA, 5.45%, dated 8/31/2023, due 9/1/2023, repurchase price $140,021, collateralized by Collateralized Mortgage Obligations, 2.50% - 8.77%, due 10/15/2036 - 7/25/2056, Corporate Notes and Bonds, 1.49% - 9.38%, due 4/1/2024 - 1/23/2046, FNMA, 8.79% - 11.04%, due 2/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 9.88%, due 1/26/2026 - 12/1/2060, with a value of $150,900.	140,000	140,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	16

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $475,433, collateralized by Asset-Backed Securities, 3.00% - 7.45%, due 4/15/2030 - 4/25/2037, Collateralized Mortgage Obligations, 2.50% - 9.16%, due 8/17/2034 - 7/25/2056, Corporate Notes and Bonds, 1.38% - 13.38%, due 11/17/2023 - 1/28/2060^^, FNMA, 9.30% - 11.04%, due 4/25/2042 - 9/25/2048 and Sovereign Government Securities, 2.78% - 11.88%, due 1/7/2025 - 12/1/2060, with a value of $512,034.	475,000	475,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $215,226, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.50% - 3.50%, due 10/25/2051 - 7/25/2056, Corporate Notes and Bonds, 0.00% - 8.54%, due 9/21/2023 - 12/31/2079^^, FNMA, 8.19% - 8.99%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.25% - 5.50%, due 11/13/2024 - 4/4/2053, with a value of $226,484.	215,000	215,000
Societe Generale SA, 5.65%, dated 8/31/2023, due 12/1/2023, repurchase price $507,219, collateralized by Collateralized Mortgage Obligations, 4.32% - 9.46%, due 9/15/2034 - 12/25/2046, Corporate Notes and Bonds, 3.88% - 9.25%, due 6/25/2024 - 1/28/2060, FNMA, 10.80%, due 3/25/2043 and Sovereign Government Securities, 4.63% - 8.88%, due 4/15/2024 - 2/14/2034, with a value of $546,417.	500,000	500,000
TD Securities (USA) LLC, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $600,630, collateralized by Corporate Notes and Bonds, 0.95% - 6.50%, due 1/15/2024 - 12/1/2053 and Municipal Debt Securities, 4.00% - 7.55%, due 6/1/2029 - 4/1/2057, with a value of $630,662.	600,000	600,000
TD Securities (USA) LLC, 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $390,412, collateralized by Asset-Backed Securities, 2.06%, due 2/27/2051 and Corporate Notes and Bonds, 3.15% - 12.25%, due 10/18/2023 - 12/14/2051, with a value of $419,902.	390,000	390,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

TD Securities (USA) LLC, 5.66%, dated 8/31/2023, due 10/10/2023, repurchase price $100,629, collateralized by Asset-Backed Securities, 2.23% - 5.98%, due 2/20/2026 - 1/22/2029 and Corporate Notes and Bonds, 1.60% - 9.38%, due 3/15/2024 - 4/15/2031, with a value of $109,066.	100,000	100,000
UBS Securities LLC, 5.42%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.00% - 10.00%, due 3/26/2035 - 12/26/2046, Collateralized Mortgage Obligations, 6.18%, due 10/25/2035, FHLMC, 2.00% - 8.00%, due 10/1/2023 - 2/1/2052, FNMA, 2.00% - 9.00%, due 9/25/2023 - 8/1/2053, GNMA, 0.50% - 9.50%, due 9/20/2023 - 6/20/2063 and U.S. Treasury Securities, 0.00%, due 8/8/2024, with a value of $104,706.	100,000	100,000
UBS Securities LLC, 5.50%, dated 8/31/2023, due 9/7/2023, repurchase price $400,428, collateralized by Certificates of Deposit, 5.00% - 5.40%, due 11/20/2023 - 11/30/2027, Corporate Notes and Bonds, 0.50% - 11.75%, due 9/12/2023 - 1/15/2083^^, FHLB, 0.00%, due 9/19/2023 - 10/18/2023, Sovereign Government Securities, 5.63%, due 1/7/2041 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/15/2024 - 5/15/2043, with a value of $422,178.	400,000	400,000
Wells Fargo Securities LLC, 5.76%, dated 8/31/2023, due 11/21/2023, repurchase price $202,624, collateralized by Certificates of Deposit, 0.00% - 6.20%, due 10/2/2023 - 8/28/2028, with a value of $212,957.	200,000	200,000
Total Repurchase Agreements (Cost $22,173,000)		22,173,000
Corporate Bonds — 0.7%
Banks — 0.7%
Bank of America NA(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	275,000	275,061
Barclays Bank plc (United Kingdom)
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	170,000	170,000
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	120,000	120,000
Total Corporate Bonds (Cost $565,000)		565,061
SEE NOTES TO FINANCIAL STATEMENTS.

17	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.4%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 5.37%, 9/8/2023 (c)	73,000	73,000
Georgia — 0.1%
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	55,000	55,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.37%, 9/8/2023 (c)	94,700	94,700
New Hampshire — 0.0% ^
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	26,700	26,700
Texas — 0.1%
State of Texas Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.42%, 9/8/2023 (c)	35,000	35,000
Total Municipal Bonds (Cost $284,400)		284,400
Short Term Investments — 69.0%
Certificates of Deposits — 29.7%
ABN AMRO Bank NV (Netherlands)
5.31%, 10/2/2023 (d)	175,000	174,182
5.30%, 10/2/2023 (d)	221,000	219,981
Bank of America NA
5.33%, 9/7/2023	150,000	150,000
5.74%, 2/9/2024	210,000	209,971
5.79%, 2/14/2024	160,000	160,007
5.85%, 2/28/2024	170,000	170,038
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	56,000	56,021
(SOFR + 0.63%), 5.93%, 9/1/2023 (a)	77,300	77,372
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	20,000	20,008
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	118,000	118,164
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	225,000	225,125
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	146,000	146,108
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	80,000	80,093
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	70,000	70,096
5.70%, 12/1/2023	88,000	88,020
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Barclays Bank plc (United Kingdom)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a)	180,000	180,095
5.84%, 2/9/2024	175,000	175,030
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	100,000	100,035
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	120,500	120,525
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	145,000	145,087
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	158,000	158,098
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	110,000	110,103
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	95,000	95,088
5.71%, 3/4/2024	275,000	274,820
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	54,000	54,039
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	61,000	61,059
(SOFR + 0.54%), 5.84%, 9/1/2023 (a)	155,000	155,191
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	148,000	148,186
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	86,000	86,109
(SOFR + 0.81%), 6.11%, 9/1/2023 (a)	120,000	120,144
5.70%, 12/1/2023	118,000	118,050
5.42%, 4/10/2024	156,000	155,566
China Construction Bank Corp. (China)
5.38%, 9/6/2023	75,000	75,000
5.38%, 9/7/2023	150,000	150,000
Citibank NA
5.70%, 12/18/2023	200,000	200,032
5.76%, 1/29/2024	75,000	75,017
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (a)	117,000	117,053
5.39%, 11/20/2023	85,000	84,970
5.26%, 12/18/2023 (d)	320,000	314,681
5.26%, 12/18/2023	90,000	89,879
5.77%, 2/12/2024 (d)	170,000	165,756
5.30%, 2/13/2024	90,000	89,753
5.76%, 6/5/2024 (d)	197,000	188,498
5.91%, 8/14/2024 (d)	160,000	151,406
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	130,000	130,055
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	88,000	88,050
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	171,000	171,126
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	95,000	95,039
5.53%, 9/7/2023	250,000	250,007
5.55%, 9/13/2023	130,000	130,007
5.63%, 11/6/2023	99,000	99,034
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	18

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.77%, 2/5/2024	225,000	225,109
5.80%, 3/12/2024	220,000	220,009
Credit Industriel et Commercial (France)
(SOFR + 0.38%), 5.68%, 9/1/2023 (a)	77,000	77,029
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	171,000	171,100
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	171,000	171,094
5.07%, 10/17/2023 (d)	385,000	382,296
5.10%, 10/19/2023 (d)	362,000	359,348
5.07%, 11/1/2023 (d)	309,000	306,124
5.75%, 1/9/2024 (d)	170,000	166,553
5.37%, 2/5/2024 (d)	155,000	151,157
5.11%, 2/6/2024 (d)	212,000	206,708
5.90%, 5/13/2024 (d)	335,000	321,529
5.98%, 5/29/2024 (d)	387,000	370,500
DNB Bank ASA (Norway) , 5.40%, 11/10/2023	120,000	119,983
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (a)	154,000	154,052
ING Bank NV (Netherlands)
5.35%, 9/19/2023	162,000	161,987
5.32%, 1/17/2024	449,000	448,048
5.96%, 5/29/2024	195,000	194,983
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	143,000	143,001
(SOFR + 0.24%), 5.54%, 9/1/2023 (a)	45,000	45,002
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	80,000	80,004
Mizuho Bank Ltd. (Japan)
5.55%, 10/16/2023	228,000	228,043
5.55%, 10/17/2023	200,000	200,038
5.58%, 11/17/2023	160,000	160,032
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (a)	225,000	225,015
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	81,000	81,022
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	84,000	84,025
5.67%, 12/12/2023	175,000	174,994
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	60,000	58,481
5.74%, 3/7/2024 (d)	293,000	284,593
5.75%, 3/18/2024 (d)	113,000	109,530
Natixis SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	70,500	70,500
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	220,000	220,152
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	132,000	132,062
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	249,000	249,154
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	155,000	155,018
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.22%, 10/13/2023	105,000	104,960
5.32%, 11/7/2023	209,000	208,884
5.45%, 11/17/2023	150,000	149,946
5.70%, 12/1/2023	108,000	107,998
5.40%, 1/18/2024	160,000	159,736
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	64,000	64,044
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	15,450	15,469
5.40%, 11/16/2023	130,000	129,961
Norinchukin Bank (The) (Japan)
5.31%, 9/5/2023	50,000	50,000
5.31%, 9/7/2023	175,000	175,000
5.36%, 9/8/2023	140,000	140,000
5.34%, 9/20/2023	50,000	49,999
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 0.50%), 5.80%, 9/1/2023 (a)	98,000	98,055
Royal Bank of Canada (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	127,000	127,070
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	89,000	89,069
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	65,000	65,009
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	64,000	64,073
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	85,000	85,088
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	175,000	175,324
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	150,000	149,991
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	140,000	140,032
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	98,000	98,024
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	152,000	152,105
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	149,000	149,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	70,000	70,023
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	195,000	195,087
5.45%, 10/20/2023	49,000	48,999
5.57%, 11/8/2023	4,000	4,000
5.57%, 11/8/2023	150,000	150,015
5.47%, 11/15/2023	294,000	293,948
5.52%, 11/24/2023	113,000	112,977
5.70%, 12/8/2023	200,000	200,042
State Street Bank and Trust Co.
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	133,000	133,041
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	158,000	158,047
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	160,000	160,006
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	160,000	160,086
SEE NOTES TO FINANCIAL STATEMENTS.

19	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	88,000	88,000
(SOFR + 0.18%), 5.48%, 9/1/2023 (a)	122,000	122,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	98,000	98,030
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	98,000	98,049
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	120,000	120,037
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	10,000	10,003
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	155,000	155,073
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	93,000	93,033
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	200,000	200,045
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	189,000	189,043
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	80,019
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	200,000	200,055
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	50,000	50,018
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	96,000	96,044
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 1.00%, 9/1/2023 (a)	120,000	119,999
(SOFR + 0.27%), 5.57%, 9/1/2023 (a)	91,000	91,015
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	95,000	95,019
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	100,000	100,019
5.31%, 9/5/2023	150,000	150,000
5.56%, 10/27/2023	166,000	166,027
5.58%, 11/16/2023	280,000	280,024
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	200,000	200,070
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	74,000	74,024
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	93,000	93,074
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	75,000	75,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	140,000	140,004
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	83,000	83,063
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	50,000	50,074
5.00%, 11/7/2023 (d)	150,000	148,490
5.09%, 11/8/2023 (d)	100,000	98,978
5.42%, 11/21/2023	151,000	150,941
5.70%, 11/30/2023	73,000	73,014
5.35%, 2/5/2024 (d)	95,000	92,709
5.70%, 3/13/2024 (d)	165,000	160,078
6.00%, 8/23/2024	100,000	100,090
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	125,000	125,005
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	75,000	75,002
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	91,000	91,059
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	63,000	63,008
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	65,000	65,008
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	158,000	158,151
Westpac Banking Corp. (Australia)
5.30%, 2/9/2024	43,000	42,902
5.30%, 2/13/2024	50,000	49,881
Total Certificates of Deposit (Cost $23,041,493)		23,042,430
Commercial Paper — 23.0%
Agricultural Bank of China Ltd. (China)
Series A, 5.58%, 9/14/2023 (d)	100,000	99,789
Series A, 5.58%, 9/15/2023 (d)	19,000	18,957
ANZ New Zealand Int'l Ltd. (New Zealand)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	51,000	51,000
Atlantic Asset Securitization LLC
5.62%, 12/5/2023 (d)	40,000	39,411
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	132,000	131,994
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	40,000	40,007
Banco Santander SA (Spain)
5.52%, 9/5/2023 (d)	185,000	184,862
Bank of China Ltd. (China)
5.58%, 9/6/2023 (d)	50,000	49,956
5.58%, 9/12/2023 (d)	115,000	114,796
5.58%, 9/13/2023 (d)	86,000	85,834
5.65%, 10/5/2023 (d)	93,000	92,515
5.72%, 10/25/2023 (d)	57,000	56,530
Bank of Montreal (Canada)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	83,000	82,998
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	150,000	150,049
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	15,000	15,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	30,000	30,009
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	97,000	97,011
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	89,000	89,065
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	25,000	25,035
5.90%, 8/12/2024 (d)	60,500	57,257
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (a) (b)	87,000	87,012
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	90,000	89,986
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	43,000	43,014
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	65,000	65,021
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	98,000	98,016
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	20

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	70,000	70,052
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	33,000	33,020
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	35,000	35,029
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	90,000	90,031
(SOFR + 0.66%), 5.96%, 9/1/2023 (a) (b)	107,000	107,110
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	20,000	20,021
5.98%, 6/28/2024 (d)	76,000	72,427
Banner Health
Series 2015, 5.35%, 9/6/2023	23,800	23,800
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	524,168	524,091
Series 2023, (SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	55,000	55,030
5.56%, 10/19/2023 (b) (d)	100,000	99,261
Barton Capital SA (France)
5.44%, 9/21/2023 (d)	50,000	49,843
Bedford Row Funding Corp.
5.97%, 8/21/2024 (d)	90,000	85,032
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	43,000	43,015
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.32%), 5.68%, 9/1/2023 (a) (b)	80,000	80,003
BofA Securities, Inc.
5.31%, 10/10/2023 (d)	74,000	73,554
BPCE SA (France)
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	100,000	100,019
5.63%, 12/7/2023 (d)	165,000	162,502
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	206,000	206,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,108
5.27%, 10/10/2023 (d)	135,000	134,204
4.99%, 10/12/2023 (d)	120,000	119,257
5.90%, 8/13/2024 (d)	70,000	66,257
Cancara Asset Securitisation LLC
5.41%, 9/14/2023 (b) (d)	52,000	51,892
5.41%, 9/15/2023 (b) (d)	120,000	119,732
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.39%, 9/1/2023 (b) (d)	130,000	129,981
Cooperatieve Rabobank UA (Netherlands)
5.31%, 9/1/2023 (d)	86,000	85,987
Credit Agricole Corporate and Investment Bank (France)
5.30%, 9/1/2023 (d)	105,000	104,985
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Dexia Credit Local SA (France)
5.76%, 2/16/2024 (b) (d)	50,000	48,695
DNB Bank ASA (Norway)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	75,000	75,030
5.32%, 11/16/2023 (d)	227,000	224,408
DZ Bank AG (Germany)
5.32%, 9/6/2023 (d)	435,000	434,621
European Investment Bank
5.33%, 9/18/2023 (d)	300,000	299,225
Federation des Caisses Desjardins du Quebec (Canada)
5.41%, 9/14/2023 (d)	90,000	89,813
First Abu Dhabi Bank PJSC
5.44%, 9/26/2023 (d)	327,000	325,737
5.47%, 10/6/2023 (d)	200,000	198,928
5.54%, 10/19/2023 (d)	380,000	377,213
5.56%, 10/24/2023 (d)	254,000	251,943
5.11%, 11/6/2023 (d)	140,000	138,584
Glencove Funding DAC (Ireland)
5.45%, 9/27/2023 (b) (d)	51,500	51,293
5.50%, 10/5/2023 (b) (d)	30,000	29,843
Gotham Funding Corp.
5.48%, 9/28/2023 (d)	140,000	139,416
5.52%, 10/20/2023 (d)	125,000	124,058
5.40%, 10/30/2023 (d)	75,000	74,316
Industrial & Commercial Bank of China Ltd. (China)
5.71%, 11/3/2023 (d)	125,000	123,765
5.71%, 11/8/2023 (d)	55,000	54,413
ING US Funding LLC (Netherlands)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	254,000	254,001
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	200,000	200,007
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	174,000	174,178
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	130,000	130,039
(SOFR + 0.57%), 5.87%, 9/1/2023 (a) (b)	250,000	250,205
(SOFR + 0.70%), 6.00%, 9/1/2023 (a) (b)	37,000	37,004
5.34%, 11/9/2023 (d)	300,000	296,828
5.79%, 3/1/2024 (d)	93,000	90,347
5.84%, 4/1/2024 (d)	92,000	88,928
Liberty Street Funding LLC
5.47%, 9/27/2023 (d)	122,000	121,509
5.47%, 9/28/2023 (d)	100,000	99,583
5.35%, 10/27/2023 (d)	85,224	84,488
5.36%, 11/6/2023 (d)	55,000	54,440
SEE NOTES TO FINANCIAL STATEMENTS.

21	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.35%, 11/10/2023 (d)	25,000	24,730
Lloyds Bank plc (United Kingdom)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	152,000	152,033
5.31%, 10/10/2023 (d)	35,000	34,789
5.31%, 10/11/2023 (d)	200,000	198,760
5.38%, 10/18/2023 (d)	145,000	143,939
5.38%, 10/19/2023 (d)	40,000	39,701
5.36%, 11/13/2023 (d)	95,000	93,923
5.62%, 12/8/2023 (d)	145,000	142,794
LMA SA
5.35%, 11/15/2023 (d)	50,000	49,418
LMA-Americas LLC
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	100,000	100,029
(SOFR + 0.46%), 5.76%, 9/1/2023 (a) (b)	30,000	30,015
5.51%, 10/11/2023 (d)	35,750	35,528
5.29%, 10/12/2023 (d)	41,000	40,739
5.52%, 10/18/2023 (d)	49,492	49,131
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	145,000	145,058
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	158,000	158,026
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	164,000	164,074
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	150,000	150,068
Matchpoint Finance plc (Ireland)
Series A, (SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	75,000	75,022
Mitsubishi UFJ Trust and Banking Corp. (Japan)
5.43%, 9/15/2023 (d)	57,000	56,874
Mizuho Bank Ltd. (Japan)
5.48%, 9/8/2023 (d)	155,000	154,815
National Australia Bank Ltd. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,114
National Bank of Canada (Canada)
5.51%, 10/23/2023 (d)	150,000	148,808
5.32%, 11/16/2023 (d)	143,000	141,333
5.75%, 2/2/2024 (d)	102,000	99,556
Natixis SA (France)
5.16%, 9/1/2023 (d)	33,069	33,064
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	280,000	279,703
5.36%, 11/15/2023 (b) (d)	136,000	134,410
Nieuw Amsterdam Receivables Corp.
5.61%, 12/4/2023 (d)	150,000	147,824
5.69%, 1/8/2024 (d)	15,000	14,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	156,000	156,025
(SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	30,000	30,015
Old Line Funding Corp.
(SOFR + 0.24%), 5.54%, 9/1/2023 (a) (b)	75,000	75,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	125,000	125,012
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	164,000	164,019
(SOFR + 0.41%), 5.71%, 9/1/2023 (a) (b)	100,000	100,045
Old Line Funding LLC
5.81%, 3/4/2024 (b) (d)	70,000	67,971
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	88,000	88,029
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	79,983
Royal Bank of Canada (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	86,000	86,091
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	37,000	37,049
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	63,000	63,083
(SOFR + 0.71%), 6.01%, 9/1/2023 (a) (b)	60,000	60,026
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	32,000	32,031
Sheffield Receivables Co. LLC (United Kingdom)
5.48%, 10/5/2023 (d)	50,000	49,735
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	73,000	73,024
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	55,000	55,018
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	103,000	103,021
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	39,000	39,031
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	62,000	61,999
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	50,000	50,052
5.32%, 11/16/2023 (d)	135,000	133,445
5.32%, 11/17/2023 (d)	87,000	85,983
Societe Generale SA (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	50,000	50,018
Starbird Funding Corp.
5.61%, 12/1/2023 (d)	200,000	197,192
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.56%, 10/27/2023 (d)	76,000	75,352
5.58%, 11/15/2023 (d)	240,000	237,239
5.59%, 11/17/2023 (d)	140,000	138,344
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	55,000	55,011
Texas Public Finance Authority
Series 16-A, 5.45%, 9/12/2023	46,500	46,494
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	22

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Thunder Bay Funding LLC
(SOFR + 0.32%), 5.62%, 9/1/2023 (a) (b)	35,000	35,001
(SOFR + 0.41%), 5.71%, 9/1/2023 (a) (b)	50,000	50,003
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	12,600	12,602
(SOFR + 0.72%), 6.02%, 9/1/2023 (a)	120,000	120,064
5.29%, 2/13/2024 (d)	50,000	48,722
5.90%, 8/13/2024 (d)	70,000	66,232
5.99%, 8/23/2024 (d)	102,500	96,830
TotalEnergies Capital Canada Ltd. (France)
5.37%, 9/1/2023 (d)	150,000	149,978
Toyota Motor Finance Netherlands BV (Japan)
5.50%, 10/16/2023 (d)	67,000	66,526
UBS AG (Switzerland)
(SOFR + 0.28%), 5.58%, 9/1/2023 (a) (b)	194,000	194,000
(SOFR + 0.36%), 5.68%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (a) (b)	117,000	117,001
(SOFR + 0.46%), 5.78%, 9/1/2023 (a) (b)	51,000	51,011
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	100,000	100,010
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	61,000	61,007
(SOFR + 0.44%), 5.79%, 9/1/2023 (a) (b)	45,000	45,006
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	35,000	35,004
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	87,000	87,009
5.37%, 10/16/2023 (d)	130,000	129,101
5.86%, 2/1/2024 (d)	65,000	63,443
United Overseas Bank Ltd. (Singapore)
5.41%, 9/18/2023 (d)	175,000	174,533
5.48%, 10/11/2023 (d)	175,000	173,929
Versailles Commercial Paper LLC
5.81%, 2/1/2024 (b) (d)	57,000	55,637
Versailles LLC
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	100,000	100,015
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	31,000	31,016
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	65,000	65,000
Total Commercial Paper (Cost $17,792,538)		17,793,268
Time Deposits — 16.3%
Agricultural Bank of China Ltd.
5.35%, 9/1/2023	250,000	250,000
5.38%, 9/1/2023	170,000	170,000
5.38%, 9/6/2023	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Australia & New Zealand Banking Group Ltd.
5.32%, 9/1/2023	300,000	300,000
5.32%, 9/6/2023	300,000	300,000
5.32%, 9/7/2023	300,000	300,000
Credit Agricole Corporate and Investment Bank
5.31%, 9/1/2023	301,650	301,650
5.34%, 9/6/2023	500,000	500,000
Erste Group Bank AG 5.32%, 9/1/2023	1,300,000	1,300,000
First Abu Dhabi Bank NV
5.32%, 9/1/2023	1,000,000	1,000,000
5.34%, 9/1/2023	500,000	500,000
5.34%, 9/6/2023	800,000	800,000
Industrial & Commercial Bank of China Ltd. 5.35%, 9/1/2023	400,000	400,000
ING Bank NV 5.32%, 9/6/2023	700,000	700,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	1,230,000	1,230,000
5.33%, 9/1/2023	1,700,000	1,700,000
National Bank of Canada (Canada) 9/1/2023 (c)	500,000	500,000
Royal Bank of Canada 5.32%, 9/1/2023	500,000	500,000
Skandinaviska Enskilda Banken AB
5.32%, 9/1/2023	1,200,000	1,200,000
5.32%, 9/7/2023	500,000	500,000
Total Time Deposits (Cost $12,621,650)		12,621,650
Total Short Term Investments (Cost $53,455,681)		53,457,348
Total Investments — 98.8% (Cost $76,478,081)		76,479,809
Other Assets Less Liabilities — 1.2%		966,675
NET ASSETS — 100.0%		77,446,484

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

23	J.P. Morgan Money Market Funds	August 31, 2023

Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2023.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	24

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 65.4%
Alaska — 2.7%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 4.02%, 9/8/2023 (a)	5,300	5,300
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	9,400	9,400
Series 1993C, Rev., VRDO, 3.80%, 9/1/2023 (a)	8,930	8,930
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LIQ : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	8,605	8,605
		32,235
California — 0.9%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	605	605
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	10,000	10,000
		10,605
Colorado — 1.1%
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	2,395	2,395
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	4,000	4,000
Series 2015-XF0239, Rev., VRDO, LIQ : TD Bank NA, 4.14%, 9/8/2023 (a) (b)	3,175	3,175
Series 2018-XG0195, COP, VRDO, LIQ : Bank of America NA, 4.15%, 9/8/2023 (a) (b)	3,615	3,615
		13,185
Connecticut — 1.2%
Connecticut Housing Finance Authority, Housing Mortgage Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	4,750	4,750
RBC Municipal Products, Inc. Trust, Floater Certificates Series G110, Rev., VRDO, LOC : Royal Bank of Canada, 4.65%, 10/2/2023 (a) (b)	5,300	5,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
State of Connecticut Series 2022D, GO, 5.00%, 9/15/2023	1,075	1,076
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	3,010	3,010
		14,136
Delaware — 0.0% ^
University of Delaware Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 3.77%, 9/1/2023 (a)	475	475
District of Columbia — 2.8%
Metropolitan Washington Airports Authority Aviation Subseries, 2009 D-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	12,590	12,590
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	1,790	1,790
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series 2023-XG0515, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	8,000	8,000
		32,380
Florida — 3.7%
County of Escambia, Gulf Power Co., Project
Series 2, Rev., VRDO, 4.25%, 9/1/2023 (a)	2,900	2,900
Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	10,000	10,000
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	1,150	1,150
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	8,825	8,825
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-41, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 9/1/2023 (a) (b)	2,985	2,985
Tender Option Bond Trust Receipts/Certificates
Series 2019-XF2808, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	7,500	7,500
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	4,355	4,355
Series 2023-XF3080, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	5,995	5,995
		43,710
SEE NOTES TO FINANCIAL STATEMENTS.

25	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.4%
Development Authority of Monroe County (The),Georgia Pollution Control, Gulf Power Co.Plant Schere Project Series 2002-1, Rev., VRDO, 4.15%, 9/1/2023 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2021-XM0961, Rev., VRDO, GTD, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,715	3,715
Series 2022-ZL0308, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-ZL0309, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	2,380	2,380
		27,970
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	3,685	3,685
Illinois — 1.1%
Illinois Development Finance Authority, St. Ignatius College Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	1,000	1,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	8,000	8,000
Illinois Housing Development Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,845	2,845
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	900	900
		12,745
Indiana — 0.5%
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	240	240
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	2,165	2,165
Indiana Housing and Community Development Authority
Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	700	700
Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,965	2,965
		6,070
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 1.2%
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	7,000	7,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	7,260	7,260
		14,260
Louisiana — 0.4%
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	5,000	5,000
Maryland — 1.9%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/1/2023 (a)	5,910	5,910
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	8,570	8,570
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2018-G-28, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 1/2/2024 (a) (b)	5,310	5,310
Series 2018G-42, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 1/2/2024 (a) (b)	2,700	2,700
		22,490
Massachusetts — 1.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007A-1, Rev., VRDO, LIQ : Bank of America NA, 3.87%, 9/1/2023 (a)	3,200	3,200
Massachusetts Housing Finance Agency, Single Family Housing
Series 196, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	1,250	1,250
Series 200, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0370, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.06%, 9/8/2023 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	26

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2022-XL0365, Rev., VRDO, LIQ : UBS AG, 4.09%, 9/8/2023 (a) (b)	4,340	4,340
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	4,500	4,500
		19,015
Michigan — 1.1%
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-1, Rev., VRDO, 3.50%, 9/1/2023 (a)	3,750	3,750
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	3,605	3,605
Series 2022-ZL0379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,020	2,020
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	2,400	2,400
University of Michigan Series 2012D-1, Rev., VRDO, 3.75%, 9/1/2023 (a)	1,475	1,475
		13,250
Minnesota — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	8,900	8,900
Mississippi — 4.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	325	325
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	6,885	6,885
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	300	300
Series 2009A, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,000	1,000
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,818	1,818
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,500	1,500
Series 2009E, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,500	10,500
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,130	3,130
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,825	3,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010I, Rev., VRDO, 3.80%, 9/1/2023 (a)	16,595	16,595
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	6,095	6,095
Series 2010J, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,120	1,120
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	280	280
		53,373
Missouri — 5.2%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.93%, 9/1/2023 (a)	1,055	1,055
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	2,800	2,800
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.15%, 9/1/2023 (a)	100	100
Missouri Development Finance Board, Cultural Facilities Nelson Gallery Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 4.20%, 9/1/2023 (a)	6,375	6,375
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 4.15%, 9/1/2023 (a)	21,600	21,600
Missouri Development Finance Board, The Nelson Gallery Foundation Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	9,925	9,925
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	11,450	11,450
Series G-121, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 12/1/2023 (a) (b)	8,220	8,220
		61,525
Nebraska — 1.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1097, Rev., VRDO, LIQ : UBS AG, 4.12%, 9/8/2023 (a) (b)	15,680	15,680
SEE NOTES TO FINANCIAL STATEMENTS.

27	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2020-XM0866, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	1,000	1,000
Series 2023-XG0494, Rev., VRDO, LIQ : UBS AG, 4.09%, 9/8/2023 (a) (b)	3,995	3,995
		4,995
New Hampshire — 0.0% ^
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.80%, 9/1/2023 (a)	460	460
New Jersey — 1.1%
Borough of South Plainfield,Pool Sewer Utility Series 2023A, GO, BAN, 4.50%, 4/11/2024	7,463	7,503
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0342, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,025	2,025
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	3,000	3,027
		12,555
New York — 10.1%
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	3,400	3,400
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	3,015	3,015
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	2,100	2,100
City of New York, Fiscal Year 2017 Series 2017, Subseries A-7, GO, VRDO, LOC : Bank of the West, 3.99%, 9/1/2023 (a)	2,850	2,850
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	19,250	19,250
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	5,865	5,865
Metropolitan Transportation Authority
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	10,000	10,000
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	2,995	2,995
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	8,700	8,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	1,450	1,450
New York City Municipal Water Finance Authority Series 2003F-2, Rev., VRDO, LOC : Citibank NA, 4.25%, 9/1/2023 (a)	500	500
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	7,050	7,050
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	7,500	7,500
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	2,275	2,275
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	4,100	4,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	10,200	10,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	400	400
New York City Transitional Finance Authority, Future Tax Secured
Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	8,010	8,010
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	3,150	3,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 2003A-4, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	150	150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,700	4,700
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	28

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	1,260	1,260
New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ : US Bank NA, 4.10%, 9/1/2023 (a)	200	200
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	2,050	2,050
Series 2017-XF2419, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	1,215	1,215
Triborough Bridge and Tunnel Authority Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,950	2,950
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	325	325
		119,535
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The) Series 2007E, Rev., VRDO, AGM, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	250	250
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 4.18%, 9/8/2023 (a)	5,750	5,750
University of North Carolina, Hospital at Chapel Hill
Series A, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,185	2,185
Series B, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	200	200
		8,385
Ohio — 2.8%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Rev., VRDO, LOC : PNC Bank NA, 4.48%, 9/8/2023 (a)	1,165	1,165
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System
Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	9,150	9,150
Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 4.15%, 9/1/2023 (a)	6,150	6,150
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	9,000	9,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,815	3,815
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (b)	2,100	2,100
		33,445
Oregon — 1.2%
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	8,725	8,725
State of Oregon, Veterans Welfare
Series 2020J, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,060	1,060
Series 2015P-9, GO, VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	4,150	4,150
		13,935
Pennsylvania — 2.4%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 4.10%, 9/1/2023 (a)	1,000	1,000
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2019E, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	6,800	6,800
Pennsylvania Turnpike Commission, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	50	50
Philadelphia Gas Works Co. Series E, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	1,600	1,600
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	3,400	3,400
RIB Floater Trust Various States Series 2022-030, GO, VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	11,225	11,225
Tender Option Bond Trust Receipts/Certificates Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/1/2023 (a) (b)	4,465	4,465
		28,540
Rhode Island — 0.4%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	5,000	5,032
SEE NOTES TO FINANCIAL STATEMENTS.

29	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 0.4%
City of Columbia, Waterworks and Sewer System, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	560	560
RBC Municipal Products, Inc. Trust, Floater Certificates Series G109, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 10/2/2023 (a) (b)	2,600	2,600
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	1,145	1,145
		4,305
Tennessee — 1.8%
Clarksville Public Building Authority Series 2001, Rev., VRDO, LOC : Bank of America NA, 4.01%, 9/1/2023 (a)	3,885	3,885
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.94%, 9/1/2023 (a)	3,350	3,350
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,000	2,000
		20,835
Texas — 6.5%
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 4.11%, 9/8/2023 (a)	255	255
Harris County Industrial Development Corp., Exxon Corp Project Series 1984B, Rev., VRDO, 3.90%, 9/1/2023 (a)	148	148
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,262	2,262
State of Texas, Transportation Commission Series A, GO, 5.00%, 10/1/2023	1,100	1,101
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	3,145	3,145
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	5,640	5,640
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	300	300
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	13,300	13,300
Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	1,000	1,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.25%, 9/1/2023 (a) (b)	4,976	4,976
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 4.08%, 9/8/2023 (a) (b)	4,000	4,000
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	3,440	3,440
Series 2022-XL0334, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,915	2,915
Series 2022-XL0335, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,760	2,760
Series 2022-XL0362, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	3,110	3,110
Series 2022-XM1050, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (b)	2,675	2,675
Series 2023-XF3134, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	11,120	11,120
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,500	3,500
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	4,000	4,000
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	2,000	2,000
		76,532
Utah — 0.7%
City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	7,595	7,595
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	30

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 1.0%
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	5,000	5,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	4,000	4,000
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,250	2,250
		11,250
Washington — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1017, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,800	2,800
Wisconsin — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,895	3,895
Series 2023-XF3124, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	2,000	2,000
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	525	525
		11,950
Total Municipal Bonds (Cost $772,849)		772,838
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.7%
California — 0.6%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (b)	7,000	7,000
New York — 1.2%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 2, LIQ : Royal Bank of Canada, 4.11%, 9/8/2023# (b)	13,600	13,600
Other — 7.9%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	21,700	21,700
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5, LIQ : Societe Generale, 4.11%, 9/8/2023# (b)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-100, LOC : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	5,000	5,000
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	39,400	39,400
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	10,000	10,000
		93,500
Total Variable Rate Demand Preferred Shares (Cost $114,100)		114,100
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 25.2%
Commercial Paper — 25.2%
Board of Regents of the University of Texas System
Series A, 3.15%, 9/13/2023	10,000	9,998
Series A, 3.30%, 9/14/2023	5,000	4,999
Series A, 3.10%, 9/15/2023	5,000	4,999
Series A, 3.30%, 9/20/2023	5,000	5,000
Series A, 3.25%, 9/21/2023	5,000	4,999
Series A, 3.65%, 10/26/2023	5,000	5,000
Series A, 3.50%, 1/17/2024	5,000	4,997
Board of Trustees Michigan State University
Series G, 3.10%, 9/12/2023	7,500	7,499
Brownsville Texas Utilities System
Series A, 3.65%, 11/1/2023	4,000	4,000
California Statewide Communities Development Authority
Series 9-D, 3.27%, 9/13/2023	11,400	11,398
Series 09-D, 3.35%, 9/20/2023	1,700	1,700
City of Houston
Series E-1, 3.57%, 9/14/2023	10,000	9,999
Series E-1, 3.70%, 10/3/2023	5,000	5,000
City of Jacksonville
Series 2016, 3.60%, 11/7/2023	10,000	9,993
City of Rochester
Series 2011, 3.60%, 11/7/2023	10,000	9,993
Series 2011, 3.47%, 1/25/2024	8,000	7,993
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	20,000	19,996
Series B, 3.40%, 9/12/2023	10,000	9,998
SEE NOTES TO FINANCIAL STATEMENTS.

31	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
County of Harris
Series A-1, 3.27%, 9/6/2023	2,810	2,810
Series B, 3.45%, 9/6/2023	4,659	4,659
Series C, 3.45%, 9/6/2023	10,730	10,729
Series A-1, 3.45%, 9/6/2023	2,655	2,655
County of Harris Toll Road
3.70%, 2/14/2024	2,500	2,498
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	10,000	9,999
Dallas Independent School District
Series IA, 3.70%, 2/15/2024	10,000	9,991
Indiana Finance Authority
Series D-2, 3.25%, 9/7/2023	5,000	4,999
Jacksonville Aviation Authority
Series 92, 3.30%, 9/7/2023	8,300	8,299
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	5,000	4,999
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.15%, 10/5/2023	10,000	9,996
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
3.20%, 1/25/2024	5,000	4,991
Metropolitan Government of Nashville and Davidson County
Series 2021, 3.18%, 10/11/2023	10,000	9,995
Omaha Public Power District
Series A, 3.75%, 9/21/2023	5,270	5,270
Series A, 3.47%, 10/13/2023	5,000	4,999
Series A, 3.50%, 10/17/2023	7,000	6,999
Rutgers The State University of New Jersey
Series B, 3.30%, 9/12/2023	5,000	4,999
Salt River Project Agricultural Improvement & Power District
Series C, 3.27%, 9/5/2023	5,000	5,000
Series C, 3.40%, 9/6/2023	10,000	9,999
San Francisco City & County Airport Comm-San Francisco International Airport
Series B-5, 3.35%, 9/6/2023	5,200	5,200
Series B-5, 3.23%, 9/13/2023	9,000	8,999
Texas Public Finance Authority
Series 19, 3.50%, 11/9/2023	7,500	7,498
Series 19, 3.70%, 11/9/2023	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 10/11/2023	10,000	9,995
Total Commercial Paper (Cost $298,224)		298,139
Total Short Term Investments (Cost $298,224)		298,139
Total Investments — 100.3% (Cost $1,185,173)		1,185,077
Liabilities in Excess of Other Assets — (0.3)%		(4,058)
NET ASSETS — 100.0%		1,181,019

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	32

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 5.4%
Alaska — 1.2%
Alaska Housing Finance Corp., State Capital Project
Series 2018A, Rev., VRDO, 5.37%, 9/8/2023 (a)	20,000	20,000
Series 2017B, Rev., VRDO, 5.40%, 9/8/2023 (a)	13,985	13,985
		33,985
Colorado — 1.4%
Colorado Housing and Finance Authority
Series 2023E-2, Rev., VRDO, GNMA, LIQ : FHLB, 5.35%, 9/8/2023 (a)	27,210	27,210
Series 2023K-2, Rev., VRDO, GNMA COLL, LIQ : FHLB, 5.35%, 9/8/2023 (a)	10,000	10,000
Colorado Housing and Finance Authority, Single Family Mortgage Series 2022L2, Class II, Rev., VRDO, GNMA COLL, LIQ : FHLB, 5.36%, 9/8/2023 (a)	3,530	3,530
		40,740
Georgia — 1.0%
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (a) (b)	30,000	30,000
Illinois — 0.1%
Illinois Housing Development Authority Series 2023J, Rev., VRDO, FNMA / GNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	3,500	3,500
Massachusetts — 0.4%
Massachusetts Housing Finance Agency, Social Bonds Series 229, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : UBS AG, 5.35%, 9/8/2023 (a)	10,000	10,000
Minnesota — 0.7%
Minnesota Housing Finance Agency Series 2023K, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	20,000	20,000
New York — 0.2%
Triborough Bridge and Tunnel Authority Series 2018E, Rev., VRDO, LOC : UBS AG, 5.35%, 9/8/2023 (a)	7,000	7,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.4%
Rhode Island Housing and Mortgage Finance Corp. Series 79-T2, Rev., VRDO, GNMA, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	11,000	11,000
Total Municipal Bonds (Cost $156,225)		156,225
Repurchase Agreements — 2.6%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $60,009. (c)	60,000	60,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $5,055, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/28/2023 - 11/15/2052, with a value of $5,173.	5,000	5,000
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $10,009, collateralized by Collateralized Mortgage Obligations, 2.50% - 9.46%, due 9/15/2034 - 7/25/2056, Corporate Notes and Bonds, 3.88% - 9.00%, due 4/1/2024 - 9/30/2039, Sovereign Government Securities, 3.75% - 5.00%, due 1/11/2028 - 9/12/2031 and U.S. Treasury Securities, 3.38%, due 11/15/2048, with a value of $10,806.	10,000	10,000
Total Repurchase Agreements (Cost $75,000)		75,000
Short Term Investments — 92.2%
Commercial Paper — 50.6%
Australia & New Zealand Banking Group Ltd. (Australia)
5.73%, 3/25/2024 (d)	5,000	4,840
Autobahn Funding Co. LLC
5.33%, 9/1/2023 (b) (d)	20,000	19,997
5.32%, 9/5/2023 (b) (d)	31,000	30,977
5.40%, 10/5/2023 (b) (d)	10,000	9,948
Banco Santander SA (Spain)
5.55%, 11/2/2023 (d)	2,400	2,377
Bank of Montreal (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	8,000	8,006
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	10,000	10,010
(SOFR + 0.75%), 6.05%, 9/1/2023 (e)	25,000	25,034
5.90%, 8/12/2024 (d)	2,500	2,366
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (b) (e)	3,000	3,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,000	2,001
SEE NOTES TO FINANCIAL STATEMENTS.

33	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,500	2,500
(SOFR + 0.45%), 5.75%, 9/1/2023 (b) (e)	5,000	5,003
(SOFR + 0.50%), 5.80%, 9/1/2023 (b) (e)	7,000	7,004
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	10,000	10,008
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	10,000	10,012
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	3,000	3,003
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	120,000	119,982
Barton Capital SA (France)
5.32%, 9/1/2023 (d)	74,000	73,989
Bedford Row Funding Corp.
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	2,500	2,501
BNP Paribas SA (France)
5.31%, 9/1/2023 (d)	75,000	74,989
(SOFR + 0.35%), 5.65%, 9/1/2023 (e)	5,000	5,002
5.75%, 2/15/2024 (d)	11,000	10,714
Board of Regents of the University of Texas System
Series B, 5.38%, 9/26/2023	9,000	9,000
Series B, 5.41%, 9/28/2023	4,500	4,500
BPCE SA (France)
5.63%, 12/12/2023 (d)	5,000	4,920
Cabot Trail Funding LLC
5.34%, 11/1/2023 (d)	10,000	9,906
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	5,000	5,001
(SOFR + 0.54%), 5.84%, 9/1/2023 (b) (e)	7,000	7,009
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	10,000	10,016
5.90%, 8/13/2024 (d)	2,500	2,366
CDP Financial, Inc. (Canada)
(SOFR + 0.47%), 5.77%, 9/1/2023 (b) (e)	10,000	10,004
(SOFR + 0.80%), 6.10%, 9/1/2023 (b) (e)	15,000	15,015
China Construction Bank Corp. (China)
5.34%, 9/1/2023 (d)	120,000	119,982
Cooperatieve Rabobank UA (Netherlands)
5.31%, 9/1/2023 (d)	100,000	99,985
Credit Industriel et Commercial (France)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	10,000	10,006
DBS Bank Ltd. (Singapore)
5.31%, 9/1/2023 (d)	300	300
DCAT LLC
5.34%, 9/5/2023 (d)	36,000	35,973
5.36%, 9/6/2023 (d)	5,000	4,996
5.39%, 9/8/2023 (d)	3,600	3,596
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
DNB Bank ASA (Norway)
5.32%, 11/16/2023 (d)	8,000	7,909
Great Bear Funding LLC
5.33%, 9/5/2023 (b) (d)	10,000	9,993
5.34%, 9/6/2023 (b) (d)	10,000	9,991
5.46%, 10/2/2023 (b) (d)	1,000	995
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 9/1/2023 (d)	120,000	119,982
ING US Funding LLC (Netherlands)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	7,000	7,007
(SOFR + 0.50%), 5.80%, 9/1/2023 (b) (e)	10,000	10,008
(SOFR + 0.53%), 5.83%, 9/1/2023 (b) (e)	5,000	5,002
(SOFR + 0.57%), 5.87%, 9/1/2023 (b) (e)	15,000	15,012
5.84%, 4/1/2024 (d)	5,000	4,833
Kaiser Foundation Hospitals
5.45%, 10/4/2023 (d)	10,000	9,949
5.45%, 10/5/2023 (d)	14,104	14,030
5.47%, 10/11/2023 (d)	10,000	9,938
Landesbank Baden-Wurttemberg (Germany)
5.31%, 9/1/2023 (d)	120,000	119,982
Lloyds Bank plc (United Kingdom)
5.62%, 12/8/2023 (d)	5,000	4,924
LMA-Americas LLC
5.32%, 9/1/2023 (d)	10,000	9,999
(SOFR + 0.46%), 5.76%, 9/1/2023 (b) (e)	10,000	10,005
Macquarie Bank Ltd. (Australia)
5.34%, 9/1/2023 (d)	5,000	4,999
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	8,000	8,003
(SOFR + 0.43%), 5.73%, 9/1/2023 (b) (e)	10,000	10,005
(SOFR + 0.43%), 5.73%, 9/1/2023 (b) (e)	10,000	10,005
5.78%, 2/12/2024 (d)	7,500	7,306
Massachusetts Bay Transportation Authority
Series A, 5.47%, 9/14/2023	5,000	4,999
Massachusetts Educational Financing Authority
Series A, 5.43%, 9/14/2023	6,000	5,999
Series A, 5.48%, 10/11/2023	3,000	2,999
Series A, 5.48%, 10/11/2023	4,000	4,000
Series A, 5.48%, 10/11/2023	4,000	4,000
National Australia Bank Ltd. (Australia)
(SOFR + 0.20%), 5.50%, 9/1/2023 (b) (e)	28,750	28,750
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	5,000	5,004
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	15,000	15,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	34

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Nationwide Building Society (United Kingdom)
5.31%, 9/6/2023 (b) (d)	10,000	9,991
Natixis SA (France)
5.88%, 5/10/2024 (d)	10,000	9,603
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	25,000	24,973
5.36%, 11/15/2023 (b) (d)	3,000	2,965
Old Line Funding Corp.
5.35%, 9/15/2023 (d)	1,000	998
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.36%), 5.66%, 9/1/2023 (b) (e)	2,500	2,501
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	10,000	10,004
Royal Bank of Canada (Canada)
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	4,000	4,002
(SOFR + 0.60%), 5.90%, 9/1/2023 (b) (e)	3,000	3,003
Rutgers The State University of New Jersey
Series C, 5.45%, 9/21/2023	10,000	9,998
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,500	2,501
(SOFR + 0.70%), 6.00%, 9/1/2023 (b) (e)	10,000	10,019
5.32%, 11/17/2023 (d)	5,000	4,942
Societe Generale SA (France)
5.61%, 11/10/2023 (d)	2,300	2,275
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.31%, 9/5/2023 (d)	2,735	2,733
5.61%, 12/1/2023 (d)	5,000	4,930
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	7,000	7,002
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	5,000	5,001
(SOFR + 0.63%), 5.93%, 9/1/2023 (b) (e)	10,000	10,011
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	10,000	10,015
(US Federal Funds Effective Rate (continuous series) + 0.74%), 6.07%, 9/1/2023 (b) (e)	10,000	10,010
5.90%, 8/13/2024 (d)	2,500	2,365
5.99%, 8/23/2024 (d)	2,500	2,362
UBS AG (Switzerland)
(SOFR + 0.36%), 5.68%, 9/1/2023 (b) (e)	10,000	10,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (b) (e)	5,000	5,000
(SOFR + 0.46%), 5.78%, 9/1/2023 (b) (e)	2,000	2,000
(SOFR + 0.44%), 5.79%, 9/1/2023 (b) (e)	4,000	4,001
5.37%, 10/16/2023 (d)	5,000	4,965
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Westpac Banking Corp. (Australia)
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	5,000	5,000
Total Commercial Paper (Cost $1,465,545)		1,465,652
Time Deposits — 22.8%
Canadian Imperial Bank of Commerce 5.31%, 9/1/2023	26,577	26,577
Credit Agricole Corporate and Investment Bank 5.31%, 9/1/2023	103,568	103,568
Erste Group Bank AG
5.32%, 9/1/2023	100,000	100,000
5.32%, 9/1/2023	10,000	10,000
First Abu Dhabi Bank NV 5.32%, 9/1/2023	125,000	125,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	100,000	100,000
5.32%, 9/1/2023	10,000	10,000
Royal Bank of Canada
5.32%, 9/1/2023	50,000	50,000
5.32%, 9/1/2023	5,000	5,000
Skandinaviska Enskilda Banken AB 5.32%, 9/1/2023	80,000	80,000
Toronto-Dominion Bank (The) 5.32%, 9/1/2023	50,000	50,000
Total Time Deposits (Cost $660,145)		660,145
Certificates of Deposits — 18.1%
Banco Santander SA (Spain) , 5.53%, 10/6/2023	10,000	10,001
Bank of America NA
5.57%, 11/10/2023	19,000	19,002
5.79%, 2/14/2024	10,000	10,000
5.80%, 2/23/2024	10,000	10,000
5.85%, 2/28/2024	5,000	5,001
Bank of Montreal (Canada) (SOFR + 0.64%), 5.94%, 9/1/2023 (e)	2,500	2,501
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	6,000	6,004
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	15,000	15,001
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	10,000	10,011
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	2,000	2,003
BNP Paribas SA (France)
(SOFR + 0.43%), 5.73%, 9/1/2023 (e)	2,500	2,500
(SOFR + 0.47%), 5.77%, 9/1/2023 (e)	4,000	4,002
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,003
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.15%), 5.45%, 9/1/2023 (e)	17,500	17,500
SEE NOTES TO FINANCIAL STATEMENTS.

35	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,003
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	6,000	6,008
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	10,000	10,023
(SOFR + 0.81%), 6.11%, 9/1/2023 (e)	5,000	5,006
Citibank NA , 5.70%, 12/18/2023	7,000	7,001
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (e)	5,000	5,002
5.39%, 11/20/2023	2,500	2,499
5.30%, 2/13/2024	2,000	1,994
5.91%, 8/14/2024 (d)	2,500	2,366
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	10,000	10,004
Credit Industriel et Commercial (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (e)	7,500	7,503
(SOFR + 0.38%), 5.68%, 9/1/2023 (e)	4,000	4,001
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,003
5.37%, 2/5/2024 (d)	6,000	5,851
5.99%, 5/29/2024 (d)	2,500	2,393
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (e)	5,000	5,002
Goldman Sachs Bank USA (SOFR + 0.45%), 5.75%, 9/1/2023 (e)	15,000	15,004
Mizuho Bank Ltd. (Japan) , 5.52%, 10/17/2023	3,400	3,401
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (e)	10,000	10,001
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,001
5.67%, 12/12/2023	5,000	5,000
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	2,000	1,949
5.74%, 3/7/2024 (d)	5,000	4,857
5.75%, 3/18/2024 (d)	4,000	3,877
Natixis SA (France)
(SOFR + 0.42%), 5.72%, 9/1/2023 (e)	8,000	8,006
(SOFR + 0.44%), 5.74%, 9/1/2023 (e)	10,000	10,006
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	7,000	7,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,001
5.38%, 10/5/2023	2,500	2,500
5.32%, 11/7/2023	5,000	4,997
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (e)	2,500	2,502
(SOFR + 0.57%), 5.87%, 9/1/2023 (e)	10,000	10,004
4.14%, 9/5/2023	3,480	3,479
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.40%, 11/16/2023	4,000	3,999
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.42%), 5.72%, 9/1/2023 (e)	5,000	5,001
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	17,000	17,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,002
5.50%, 10/6/2023	9,750	9,751
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.65%), 5.95%, 9/1/2023 (e)	10,000	10,010
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (e)	5,000	5,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	2,500	2,501
(SOFR + 0.48%), 5.78%, 9/1/2023 (e)	5,000	5,003
5.57%, 11/8/2023	6,000	6,001
5.47%, 11/15/2023	8,500	8,498
5.52%, 11/24/2023	5,000	4,999
State Street Bank and Trust Co. (SOFR + 0.33%), 5.63%, 9/1/2023 (e)	7,350	7,352
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.40%), 5.70%, 9/1/2023 (e)	5,000	5,001
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	10,000	10,005
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	7,000	7,002
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	25,000	25,006
5.00%, 10/6/2023	2,500	2,499
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.52%), 5.82%, 9/1/2023 (e)	2,500	2,502
(SOFR + 0.64%), 5.94%, 9/1/2023 (e)	2,500	2,502
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (e)	2,500	2,500
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	12,000	12,013
5.42%, 11/21/2023	5,000	4,998
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (e)	10,000	10,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	10,000	10,001
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	10,000	9,999
Woori Bank (South Korea) , 5.60%, 10/2/2023 (b)	20,000	20,003
Total Certificates of Deposit (Cost $523,784)		523,933
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills, 5.31%, 10/5/2023 (d)(Cost $19,900)	20,000	19,900
Total Short Term Investments (Cost $2,669,374)		2,669,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	36

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.2% (Cost $2,900,599)		2,900,855
Liabilities in Excess of Other Assets — (0.2)%		(4,596)
NET ASSETS — 100.0%		2,896,259

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Agency Joint Trading Account II - At August 31, 2023,
certain Funds had undivided interests in the Agency
Joint Trading Account II with a maturity date of
September 1, 2023, as follows for JPMorgan
Securities Lending Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$60,000	$60,009	$61,200

Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	5.30%	$41,311
Citigroup Global Markets Holdings, Inc.	5.30%	18,689
Total		60,000

At August 31, 2023, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FNMA	1.50-6.50%	5/1/2035-11/1/2061
U.S. Treasury Securities	0.00%	5/15/2025-5/15/2053

(d)	The rate shown is the effective yield as of August 31, 2023.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

37	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 29.6%
Barclays Capital, Inc., 5.60%, dated 8/31/2023, due 10/5/2023, repurchase price $50,272, collateralized by Asset-Backed Securities, 0.00% - 14.07%, due 6/25/2024 - 10/25/2059^^, with a value of $55,000.	50,000	50,000
Barclays Capital, Inc., 5.62%, dated 8/31/2023, due 10/5/2023, repurchase price $135,738, collateralized by Collateralized Mortgage Obligations, 2.00% - 6.31%, due 5/15/2036 - 7/17/2056, with a value of $145,800.	135,000	135,000
BMO Capital Markets Corp., 5.41%, dated
8/31/2023, due 9/7/2023, repurchase price
$20,021, collateralized by Asset-Backed
Securities, 2.10% - 8.93%, due 5/25/2035 -
7/25/2063, Collateralized Mortgage
Obligations, 0.18% - 6.27%, due 10/18/2030
- 1/18/2063, Corporate Notes and Bonds,
3.50% - 9.50%, due 1/17/2025 -
8/15/2034, FHLMC, 5.59%, due 5/25/2024,
FNMA, 6.30% - 15.14%, due 6/25/2031 -
3/25/2042, GNMA, 4.87% - 5.50%, due
6/20/2053 - 5/20/2061, Sovereign
Government Securities, 0.52% - 3.00%, due
5/26/2024 - 6/13/2024 and U.S. Treasury
Securities, 0.00%, due 11/15/2023, with a
value of $21,672.
	20,000	20,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.96% - 12.07%, due 10/15/2026 - 7/25/2063, Collateralized Mortgage Obligations, 1.02% - 6.27%, due 4/25/2033 - 11/18/2055, Corporate Notes and Bonds, 4.30% - 6.25%, due 8/23/2025 - 8/15/2053, FHLMC, 4.50%, due 9/1/2048 - 1/25/2055, FNMA, 10.94% - 12.29%, due 3/25/2042 - 4/25/2042 and GNMA, 3.50%, due 6/20/2053, with a value of $21,308.	20,000	20,000
BNP Paribas SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $200,210, collateralized by Asset-Backed Securities, 0.51% - 7.27%, due 11/15/2024 - 7/16/2035, Collateralized Mortgage Obligations, 0.16% - 6.25%, due 5/25/2035 - 3/25/2051, Corporate Notes and Bonds, 1.05% - 8.81%, due 3/8/2024 - 12/31/2079^^, FHLMC, 2.65% - 3.82%, due 8/25/2026 - 12/25/2032, FNMA, 8.64% - 12.79%, due 10/25/2041 - 6/25/2043 and Sovereign Government Securities, 1.00% - 5.38%, due 3/25/2024 - 3/11/2041, with a value of $210,811.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.46%, dated 8/31/2023, due 9/7/2023, repurchase price $190,202, collateralized by Asset-Backed Securities, 2.80% - 11.28%, due 1/1/2030 - 7/25/2045 and Corporate Notes and Bonds, 6.25% - 7.25%, due 6/15/2025 - 2/15/2028, with a value of $209,220.	190,000	190,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $90,482, collateralized by Corporate Notes and Bonds, 2.75% - 9.25%, due 1/9/2028 - 4/8/2068, with a value of $95,797.	90,000	90,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $120,643, collateralized by Corporate Notes and Bonds, 2.85% - 9.25%, due 2/1/2025 - 12/31/2079, with a value of $127,293.	120,000	120,000
BNP Paribas SA, 5.56%, dated 8/31/2023, due 10/5/2023, repurchase price $191,027, collateralized by Asset-Backed Securities, 3.90% - 14.57%, due 11/22/2027 - 5/25/2067, with a value of $211,884.	190,000	190,000
BNP Paribas SA, 5.58%, dated 8/31/2023, due 10/5/2023, repurchase price $35,190, collateralized by Asset-Backed Securities, 10.73%, due 2/5/2031, Corporate Notes and Bonds, 3.13% - 17.50%, due 11/1/2023 - 9/30/2039 and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $38,323.	35,000	35,000
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Corporate Notes and Bonds, 0.80% - 6.25%, due 3/10/2025 - 3/17/2052, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.69%, dated 8/31/2023, due 10/5/2023, repurchase price $246,355, collateralized by Asset-Backed Securities, 0.89% - 8.79%, due 12/20/2025 - 1/27/2070, Collateralized Mortgage Obligations, 6.48% - 9.01%, due 7/16/2035 - 8/15/2039 and Sovereign Government Securities, 3.00% - 10.13%, due 4/15/2024 - 5/15/2051, with a value of $261,681.	245,000	245,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	38

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $50,052, collateralized by Asset-Backed Securities, 2.95% - 6.76%, due 10/25/2034 - 11/16/2041, Collateralized Mortgage Obligations, 3.00% - 6.73%, due 7/15/2032 - 12/16/2050, Corporate Notes and Bonds, 1.05% - 7.25%, due 1/15/2024 - 12/31/2079, FHLB, 5.63%, due 3/14/2036, FHLMC, 3.00% - 5.44%, due 3/25/2025 - 8/26/2058 and Sovereign Government Securities, 0.55% - 5.95%, due 10/21/2025 - 2/14/2050, with a value of $52,536.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.01% - 7.96%, due 12/17/2035 - 3/9/2042, Collateralized Mortgage Obligations, 3.32% - 6.83%, due 7/15/2032 - 9/12/2050, Corporate Notes and Bonds, 0.75% - 7.00%, due 1/15/2024 - 9/9/2052^^ and Sovereign Government Securities, 2.30% - 6.88%, due 9/27/2023 - 2/14/2050, with a value of $105,962.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $130,136, collateralized by Asset-Backed Securities, 1.18% - 8.00%, due 7/10/2028 - 3/9/2042, Collateralized Mortgage Obligations, 3.32% - 9.05%, due 3/17/2036 - 12/16/2050, Corporate Notes and Bonds, 1.25% - 8.13%, due 9/9/2023 - 5/15/2060^^, GNMA, 7.00%, due 12/15/2026 and Sovereign Government Securities, 2.88% - 6.88%, due 9/27/2023 - 1/30/2043, with a value of $136,790.	130,000	130,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $9,201,354, collateralized by U.S. Treasury Securities, 1.13% - 4.25%, due 11/15/2029 - 11/15/2049, with a value of $9,201,354.	9,200,000	9,200,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,500,221, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 7/15/2032 - 8/15/2053, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.63%, dated 8/31/2023, due 10/16/2023, repurchase price $251,798, collateralized by Asset-Backed Securities, 3.65% - 12.58%, due 11/15/2026 - 7/17/2046, Corporate Notes and Bonds, 0.00% - 15.00%, due 9/21/2023 - 5/15/2097^^, FHLMC, 2.15% - 3.82%, due 10/25/2031 - 12/25/2032 and FNMA, 4.57%, due 8/25/2044, with a value of $268,866. (a)	250,000	250,000
Goldman Sachs & Co. LLC, 5.66%, dated 8/31/2023, due 10/16/2023, repurchase price $624,484, collateralized by Asset-Backed Securities, 0.00% - 14.27%, due 1/22/2025 - 5/15/2069, Collateralized Mortgage Obligations, 0.00% - 7.38%, due 7/8/2033 - 1/25/2052, Corporate Notes and Bonds, 0.00% - 15.50%, due 9/13/2023 - 6/4/2081^^, FHLMC, 5.70%, due 7/25/2026 and FNMA, 2.00% - 6.00%, due 2/25/2042 - 10/25/2050, with a value of $664,814.	620,000	620,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $50,008, collateralized by Corporate Notes and Bonds, 1.95% - 5.70%, due 3/22/2024 - 8/15/2053, with a value of $52,508.	50,000	50,000
ING Financial Markets LLC, 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $15,002, collateralized by Corporate Notes and Bonds, 0.55% - 5.88%, due 7/12/2024 - 11/2/2051, with a value of $15,898.	15,000	15,000
ING Financial Markets LLC, 5.55%, dated 8/31/2023, due 9/1/2023, repurchase price $200,031, collateralized by Common Stocks, with a value of $217,998.	200,000	200,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $85,930, collateralized by U.S. Treasury Securities, 1.13% - 3.38%, due 8/31/2024 - 8/15/2052, with a value of $87,938.	85,000	85,000
SEE NOTES TO FINANCIAL STATEMENTS.

39	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.38%, dated 8/31/2023, due 9/1/2023, repurchase price $200,030, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.90% - 5.40%, due 10/17/2050 - 5/25/2060, Corporate Notes and Bonds, 0.75% - 7.40%, due 10/1/2023 - 3/15/2054^^, FNMA, 8.19%, due 4/25/2042, Sovereign Government Securities, 0.88% - 10.63%, due 3/16/2025 - 12/1/2060 and U.S. Treasury Securities, 3.38%, due 11/15/2048, with a value of $210,454.	200,000	200,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $90,014, collateralized by Corporate Notes and Bonds, 0.66% - 7.75%, due 4/29/2024 - 12/31/2079, FNMA, 8.19% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 1.25% - 10.63%, due 1/14/2024 - 12/1/2060, with a value of $94,663.	90,000	90,000
Societe Generale SA, 5.45%, dated 8/31/2023, due 9/1/2023, repurchase price $60,009, collateralized by Collateralized Mortgage Obligations, 2.50% - 8.77%, due 7/25/2036 - 7/25/2056, Corporate Notes and Bonds, 3.11% - 13.38%, due 6/26/2024 - 1/28/2060^^, FNMA, 10.80% - 11.04%, due 9/25/2042 - 3/25/2043 and Sovereign Government Securities, 4.88% - 9.88%, due 10/14/2025 - 2/17/2045, with a value of $64,764.	60,000	60,000
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $65,059, collateralized by Asset-Backed Securities, 5.67%, due 1/25/2037, Collateralized Mortgage Obligations, 2.50% - 8.77%, due 10/15/2036 - 7/25/2056, Corporate Notes and Bonds, 1.85% - 11.50%, due 12/1/2024 - 12/31/2079, FNMA, 10.80%, due 3/25/2043 and Sovereign Government Securities, 2.78% - 6.00%, due 6/6/2025 - 12/1/2060, with a value of $70,223.	65,000	65,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $135,142, collateralized by Asset-Backed Securities, 3.00% - 3.38%, due 11/1/2028 - 8/15/2033, Collateralized Mortgage Obligations, 2.50%, due 7/25/2056, Corporate Notes and Bonds, 0.00% - 7.50%, due 4/29/2024 - 9/15/2063^^, FNMA, 8.79% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.78% - 7.75%, due 1/14/2024 - 12/1/2060, with a value of $142,308.	135,000	135,000
Societe Generale SA, 5.65%, dated 8/31/2023, due 12/1/2023, repurchase price $152,166, collateralized by Asset-Backed Securities, 7.38%, due 7/25/2035 and Corporate Notes and Bonds, 0.70% - 10.00%, due 11/23/2023 - 12/10/2061, with a value of $161,928.	150,000	150,000
TD Securities (USA) LLC, 5.42%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 2.65% - 7.00%, due 5/15/2024 - 12/1/2049, with a value of $105,016.	100,000	100,000
TD Securities (USA) LLC, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $300,315, collateralized by Corporate Notes and Bonds, 1.45% - 8.15%, due 8/13/2024 - 6/1/2077, with a value of $315,331.	300,000	300,000
TD Securities (USA) LLC, 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $110,116, collateralized by Corporate Notes and Bonds, 2.50% - 6.60%, due 7/30/2024 - 12/14/2051, with a value of $115,622.	110,000	110,000
TD Securities (USA) LLC, 5.66%, dated 8/31/2023, due 10/10/2023, repurchase price $25,157, collateralized by Asset-Backed Securities, 2.06%, due 2/27/2051 and Corporate Notes and Bonds, 3.10% - 10.50%, due 10/18/2023 - 6/1/2051, with a value of $27,221.	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	40

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 5.44%, dated 8/31/2023, due 9/7/2023, repurchase price $85,090, collateralized by Certificates of Deposit, 0.00% - 5.91%, due 1/9/2024 - 5/3/2030, with a value of $89,345.	85,000	85,000
Wells Fargo Securities LLC, 5.76%, dated 8/31/2023, due 11/21/2023, repurchase price $101,312, collateralized by Certificates of Deposit, 5.87%, due 5/15/2024, with a value of $106,479.	100,000	100,000
Total Repurchase Agreements (Cost $15,015,000)		15,015,000
Corporate Bonds — 0.6%
Banks — 0.6%
Bank of America NA(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	160,000	160,000
Barclays Bank plc (United Kingdom)
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	105,000	105,000
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	50,000	50,000
Total Corporate Bonds (Cost $315,000)		315,000
Municipal Bonds — 0.1%
Georgia — 0.0% ^
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	10,000	10,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.37%, 9/8/2023 (c)	47,300	47,300
Texas — 0.0% ^
State of Texas Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.42%, 9/8/2023 (c)	21,000	21,000
Total Municipal Bonds (Cost $78,300)		78,300
Short Term Investments — 68.5%
Certificates of Deposits — 27.6%
ABN AMRO Bank NV (Netherlands)
5.31%, 10/2/2023 (d)	100,000	99,545
5.30%, 10/2/2023 (d)	125,000	124,432
Bank of America NA
5.33%, 9/7/2023	100,000	100,000
5.74%, 2/9/2024	125,000	125,000
5.79%, 2/14/2024	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.85%, 2/28/2024	100,000	100,000
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	33,000	33,000
(SOFR + 0.63%), 5.93%, 9/1/2023 (a)	42,300	42,300
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	17,500	17,500
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	40,000	40,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	84,000	84,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	36,000	36,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	39,000	39,000
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	15,000	15,000
5.70%, 12/1/2023	67,000	67,000
Barclays Bank plc (United Kingdom)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a)	105,000	105,000
5.84%, 2/9/2024	100,000	100,000
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	60,000	60,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	89,000	89,000
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	66,000	66,000
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	55,000	55,000
5.71%, 3/4/2024	25,000	25,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	35,000	35,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a)	95,000	95,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	84,000	84,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	49,000	49,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a)	33,000	33,000
5.70%, 12/1/2023	90,000	90,000
5.42%, 4/10/2024	89,000	89,000
China Construction Bank Corp. (China)
5.38%, 9/6/2023	50,000	50,000
5.38%, 9/7/2023	90,000	90,000
Citibank NA
5.70%, 12/18/2023	163,000	163,000
5.76%, 1/29/2024	125,000	125,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (a)	48,000	48,000
5.39%, 11/20/2023	50,000	50,000
5.26%, 12/18/2023 (d)	120,000	118,137
5.26%, 12/18/2023	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

41	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.77%, 2/12/2024 (d)	100,000	97,439
5.30%, 2/13/2024	43,000	43,000
5.76%, 6/5/2024 (d)	85,000	81,381
5.91%, 8/14/2024 (d)	100,000	94,592
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	77,000	77,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	48,000	48,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	96,000	96,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	89,000	89,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	60,000	60,000
5.53%, 9/7/2023	125,000	125,000
5.55%, 9/13/2023	100,000	100,000
5.63%, 11/6/2023	58,000	58,000
5.77%, 2/5/2024	100,000	100,000
5.80%, 3/5/2024	100,000	100,000
Credit Industriel et Commercial (France)
(SOFR + 0.38%), 5.68%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	90,000	90,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	96,000	96,000
5.07%, 10/17/2023 (d)	160,000	158,972
5.10%, 10/19/2023 (d)	154,000	152,961
5.07%, 11/1/2023 (d)	138,000	136,826
5.75%, 1/9/2024 (d)	94,000	92,087
5.37%, 2/5/2024 (d)	90,000	87,943
5.11%, 2/6/2024 (d)	99,000	96,834
5.90%, 5/13/2024 (d)	210,000	201,576
5.98%, 5/29/2024 (d)	245,000	234,446
DNB Bank ASA (Norway) , 5.40%, 11/10/2023	50,000	50,000
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (a)	88,000	88,000
ING Bank NV (Netherlands)
5.35%, 9/19/2023	62,000	62,000
5.32%, 1/17/2024	187,000	187,000
5.96%, 5/29/2024	120,000	120,000
Keb Hana Bank (South Korea) (SOFR + 0.35%), 5.65%, 9/1/2023 (a)	25,000	25,000
Landesbank Baden-Wurttemberg (Germany) , 5.33%, 9/5/2023	335,000	335,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	74,000	74,000
(SOFR + 0.24%), 5.54%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Mizuho Bank Ltd. (Japan)
5.55%, 10/16/2023	135,000	135,000
5.55%, 10/17/2023	150,000	150,000
5.58%, 11/17/2023	100,000	100,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (a)	105,000	105,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	48,000	48,000
5.67%, 12/12/2023	96,000	96,000
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	28,000	27,353
5.74%, 3/7/2024 (d)	130,000	126,217
5.75%, 3/18/2024 (d)	65,000	62,998
Natixis SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	36,000	36,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	123,000	123,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	77,000	77,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	37,000	37,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
5.22%, 10/13/2023	44,000	44,000
5.32%, 11/7/2023	100,000	100,000
5.45%, 11/17/2023	100,000	100,000
5.70%, 12/1/2023	63,000	63,000
5.40%, 1/18/2024	85,000	85,000
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	38,000	38,000
5.40%, 11/16/2023	50,000	50,000
Norinchukin Bank (The) (Japan)
5.31%, 9/5/2023	100,000	100,000
5.31%, 9/7/2023	125,000	125,000
5.36%, 9/8/2023	100,000	100,000
5.34%, 9/20/2023	125,000	125,000
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 0.50%), 5.80%, 9/1/2023 (a)	57,000	57,000
Royal Bank of Canada (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	71,000	71,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	14,000	14,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	36,000	36,000
Shinhan Bank (South Korea) (SOFR + 0.33%), 5.63%, 9/1/2023 (a)	45,000	45,000
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.56%), 5.86%, 9/1/2023 (a)	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	42

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	100,000	100,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	20,000	20,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	75,000	75,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	88,000	88,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	28,000	28,011
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	142,000	142,000
5.45%, 10/20/2023	25,000	25,000
5.57%, 11/8/2023	87,000	87,000
5.47%, 11/15/2023	168,000	168,000
5.52%, 11/24/2023	65,000	65,000
State Street Bank and Trust Co.
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	78,000	78,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	90,000	90,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	97,000	97,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	95,000	95,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.18%), 5.48%, 9/1/2023 (a)	57,000	57,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	85,000	85,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	53,000	53,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	210,000	210,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	75,000	75,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	107,000	107,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	53,000	53,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 1.00%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.27%), 5.57%, 9/1/2023 (a)	53,000	53,000
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	120,000	120,000
5.31%, 9/5/2023	100,000	100,000
5.31%, 9/5/2023	125,000	125,000
5.55%, 10/17/2023	300,000	300,000
5.56%, 10/27/2023	95,000	95,000
5.58%, 11/16/2023	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.56%), 5.86%, 9/1/2023 (a)	65,000	65,000
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	17,500	17,500
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	35,000	35,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	86,000	86,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	49,000	49,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	8,000	8,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	44,000	44,000
5.00%, 11/7/2023 (d)	70,000	69,356
5.09%, 11/8/2023 (d)	25,000	24,762
5.42%, 11/21/2023	88,000	88,000
5.70%, 11/30/2023	6,000	6,000
5.35%, 2/5/2024 (d)	55,000	53,747
5.70%, 3/13/2024 (d)	105,000	101,871
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	54,000	54,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	96,000	96,000
Westpac Banking Corp. (Australia) , 5.30%, 2/9/2024	5,000	5,000
Total Certificates of Deposit (Cost $13,989,786)		13,989,786
Commercial Paper — 23.7%
Agricultural Bank of China Ltd. (China)
Series A, 5.58%, 9/15/2023 (d)	50,000	49,892
Antalis SA (France)
5.56%, 10/10/2023 (d)	40,000	39,760
5.61%, 11/2/2023 (d)	35,000	34,665
ANZ New Zealand Int'l Ltd. (New Zealand)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	28,000	28,000
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	70,000	70,000
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	28,000	28,000
Banco Santander SA (Spain)
5.52%, 9/5/2023 (d)	80,000	79,951
SEE NOTES TO FINANCIAL STATEMENTS.

43	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.41%, 9/15/2023 (d)	50,000	49,895
5.54%, 10/23/2023 (d)	50,000	49,603
Bank of China Ltd. (China)
5.58%, 9/6/2023 (d)	25,000	24,981
5.58%, 9/12/2023 (d)	65,000	64,889
5.58%, 9/13/2023 (d)	49,000	48,909
5.65%, 10/5/2023 (d)	57,000	56,697
5.72%, 10/25/2023 (d)	34,000	33,711
Bank of Montreal (Canada)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	41,000	41,000
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	19,000	19,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	20,000	20,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	10,000	10,000
5.90%, 8/12/2024 (d)	42,000	39,748
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (a) (b)	51,000	51,000
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	43,000	43,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	55,000	55,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	24,000	24,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	53,000	53,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a) (b)	60,000	60,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	20,000	20,000
5.98%, 6/28/2024 (d)	46,000	43,808
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	400,000	400,000
Series 2023, (SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	20,000	20,000
Barton Capital SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	50,000	50,000
Bedford Row Funding Corp.
5.97%, 8/21/2024 (d)	40,000	37,775
BNG Bank NV (Netherlands)
5.32%, 9/6/2023 (d)	200,000	199,852
BNP Paribas SA (France)
5.31%, 9/1/2023 (d)	475,000	475,000
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	33,000	33,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
BofA Securities, Inc.
5.31%, 10/10/2023 (d)	42,000	41,760
BPCE SA (France)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	103,000	103,000
5.63%, 12/7/2023 (d)	35,000	34,478
5.63%, 12/12/2023 (d)	50,000	49,215
Cabot Trail Funding LLC
5.34%, 11/1/2023 (d)	10,000	9,910
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	75,000	75,000
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	10,000	10,000
(SOFR + 0.80%), 6.10%, 9/1/2023 (a) (b)	5,000	5,000
5.27%, 10/10/2023 (d)	50,000	49,716
4.99%, 10/12/2023 (d)	25,000	24,859
5.90%, 8/13/2024 (d)	40,000	37,849
Cancara Asset Securitisation LLC
5.41%, 9/14/2023 (b) (d)	97,000	96,811
CDP Financial, Inc. (Canada)
(SOFR + 0.47%), 5.77%, 9/1/2023 (a) (b)	10,000	10,000
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.39%, 9/1/2023 (b) (d)	85,000	85,000
DNB Bank ASA (Norway)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	45,000	45,000
5.32%, 11/16/2023 (d)	133,000	131,525
DZ Bank AG (Germany)
5.32%, 9/6/2023 (d)	250,000	249,816
European Investment Bank
5.33%, 9/18/2023 (d)	200,000	199,498
Fairway Finance Co. LLC
5.34%, 11/15/2023 (d)	70,000	69,230
Federation des Caisses Desjardins du Quebec (Canada)
5.41%, 9/14/2023 (d)	52,000	51,899
5.72%, 1/17/2024 (d)	50,000	48,927
Federation des caisses Desjardins du Quebec (The) (Canada)
5.33%, 9/7/2023 (d)	100,000	99,911
First Abu Dhabi Bank PJSC
5.44%, 9/26/2023 (d)	192,000	191,277
5.47%, 10/6/2023 (d)	95,000	94,498
5.54%, 10/19/2023 (d)	220,000	218,387
5.56%, 10/24/2023 (d)	149,000	147,790
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	44

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.11%, 11/6/2023 (d)	63,000	62,416
Glencove Funding DAC (Ireland)
5.50%, 10/5/2023 (b) (d)	11,000	10,943
Gotham Funding Corp.
5.48%, 9/28/2023 (d)	80,000	79,672
5.52%, 10/20/2023 (d)	40,000	39,702
5.40%, 11/2/2023 (d)	50,000	49,539
5.58%, 12/1/2023 (d)	45,000	44,374
Great Bear Funding LLC
5.33%, 9/1/2023 (b) (d)	150,000	150,000
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 9/1/2023 (d)	65,000	65,000
5.71%, 11/3/2023 (d)	50,000	49,506
5.71%, 11/8/2023 (d)	35,000	34,626
ING US Funding LLC (Netherlands)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	122,500	122,500
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	125,000	125,000
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	102,000	102,000
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	30,000	30,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	80,000	80,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a) (b)	100,000	100,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a) (b)	13,000	13,000
5.34%, 11/9/2023 (d)	170,000	168,278
5.79%, 3/1/2024 (d)	62,000	60,238
5.84%, 4/1/2024 (d)	61,000	58,964
Kaiser Foundation Hospitals
5.45%, 10/4/2023 (d)	15,158	15,083
5.47%, 10/11/2023 (d)	22,242	22,108
Lexington Parker Capital Co. LLC
Series A, 5.36%, 9/7/2023 (b) (d)	63,114	63,058
Liberty Street Funding LLC
5.47%, 9/27/2023 (d)	78,000	77,693
5.47%, 9/28/2023 (d)	55,000	54,775
5.49%, 10/5/2023 (d)	40,000	39,794
5.35%, 10/27/2023 (d)	20,000	19,835
5.36%, 11/9/2023 (d)	25,000	24,746
5.34%, 11/16/2023 (d)	60,000	59,331
Lloyds Bank plc (United Kingdom)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	95,000	95,000
5.31%, 10/10/2023 (d)	134,000	133,234
5.38%, 10/18/2023 (d)	105,000	104,268
5.34%, 11/13/2023 (d)	50,000	49,465
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.62%, 12/8/2023 (d)	35,000	34,473
LMA-Americas LLC
5.51%, 10/11/2023 (d)	15,000	14,909
5.54%, 10/23/2023 (d)	50,000	49,603
5.63%, 11/28/2023 (d)	50,000	49,322
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	85,000	85,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	95,000	95,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	86,000	86,000
5.56%, 11/1/2023 (d)	85,000	84,207
Mitsubishi UFJ Trust and Banking Corp. (Japan)
5.43%, 9/15/2023 (d)	33,000	32,930
Mizuho Bank Ltd. (Japan)
5.48%, 9/8/2023 (d)	75,000	74,920
National Australia Bank Ltd. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	89,000	89,000
National Bank of Canada (Canada)
5.51%, 10/23/2023 (d)	93,000	92,265
5.32%, 11/16/2023 (d)	83,000	82,079
5.75%, 2/2/2024 (d)	65,000	63,440
Natixis SA (France)
5.16%, 9/1/2023 (d)	59,000	59,000
5.37%, 11/15/2023 (d)	30,000	29,668
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	200,000	199,823
5.36%, 11/15/2023 (b) (d)	78,000	77,139
Nieuw Amsterdam Receivables Corp.
5.69%, 1/8/2024 (d)	25,000	24,500
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	13,000	13,000
5.32%, 11/16/2023 (d)	25,000	24,723
Old Line Funding Corp.
(SOFR + 0.24%), 5.54%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	95,000	95,000
Old Line Funding LLC
5.81%, 3/4/2024 (b) (d)	50,000	48,551
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	31,000	31,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	50,000	50,000
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

45	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Royal Bank of Canada (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	38,000	38,000
(SOFR + 0.71%), 6.01%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	5,000	5,000
Sheffield Receivables Co. LLC (United Kingdom)
5.29%, 9/12/2023 (d)	75,000	74,879
5.48%, 10/5/2023 (d)	50,000	49,743
5.55%, 10/31/2023 (d)	100,000	99,083
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	42,000	42,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	55,000	55,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	38,000	38,000
5.32%, 11/16/2023 (d)	65,000	64,279
5.32%, 11/17/2023 (d)	50,000	49,438
Societe Generale SA (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	36,000	35,999
Starbird Funding Corp.
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	90,000	90,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	60,000	60,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.56%, 10/27/2023 (d)	45,000	44,614
5.59%, 11/17/2023 (d)	100,000	98,819
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	28,000	28,000
Thunder Bay Funding LLC
(SOFR + 0.32%), 5.62%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	40,000	40,000
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	112,000	112,000
(SOFR + 0.72%), 6.02%, 9/1/2023 (a)	40,000	40,000
5.62%, 12/1/2023 (d)	50,000	49,300
5.29%, 2/13/2024 (d)	15,000	14,646
5.90%, 8/13/2024 (d)	35,000	33,118
5.99%, 8/23/2024 (d)	125,000	117,984
TotalEnergies Capital Canada Ltd. (France)
5.37%, 9/1/2023 (d)	100,000	100,000
Toyota Credit de Puerto Rico Corp.
5.79%, 2/5/2024 (d)	20,000	19,507
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Toyota Finance Australia Ltd. (Australia)
5.62%, 11/1/2023 (d)	48,000	47,547
Toyota Motor Finance Netherlands BV (Japan)
5.50%, 10/16/2023 (d)	40,000	39,727
UBS AG (Switzerland)
(SOFR + 0.19%), 5.53%, 9/1/2023 (a) (b)	15,000	15,000
(SOFR + 0.19%), 5.53%, 9/1/2023 (a) (b)	10,000	10,000
(SOFR + 0.28%), 5.58%, 9/1/2023 (a) (b)	95,000	95,000
(SOFR + 0.36%), 5.68%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (a) (b)	56,000	56,000
(SOFR + 0.46%), 5.78%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	38,000	38,000
(SOFR + 0.44%), 5.79%, 9/1/2023 (a) (b)	26,000	26,000
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	52,000	52,000
5.37%, 10/16/2023 (d)	75,000	74,500
5.86%, 2/1/2024 (d)	50,000	48,784
United Overseas Bank Ltd. (Singapore)
5.41%, 9/18/2023 (d)	100,000	99,745
5.48%, 10/11/2023 (d)	75,000	74,546
5.48%, 10/17/2023 (d)	200,000	198,608
Versailles Commercial Paper LLC
5.81%, 2/1/2024 (b) (d)	35,000	34,157
Victory Receivables Corp.
5.58%, 12/1/2023 (d)	15,000	14,791
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	19,000	19,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	25,000	25,000
Total Commercial Paper (Cost $12,031,006)		12,031,006
Time Deposits — 17.2%
Agricultural Bank of China Ltd.
5.35%, 9/1/2023	250,000	250,000
5.38%, 9/1/2023	50,000	50,000
5.38%, 9/6/2023	50,000	50,000
Australia & New Zealand Banking Group Ltd.
5.32%, 9/1/2023	200,000	200,000
5.32%, 9/6/2023	200,000	200,000
5.32%, 9/7/2023	200,000	200,000
Credit Agricole Corporate and Investment Bank
5.31%, 9/1/2023	411,362	411,362
5.34%, 9/6/2023	300,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	46

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
First Abu Dhabi Bank NV
5.32%, 9/1/2023	800,000	800,000
5.34%, 9/6/2023	800,000	800,000
Industrial & Commercial Bank of China Ltd. 5.35%, 9/1/2023	360,000	360,000
ING Bank NV 5.32%, 9/6/2023	295,000	295,000
Landesbank Hessen Thueringen Girozentrale
5.33%, 9/5/2023	400,000	400,000
5.33%, 9/6/2023	425,000	425,000
5.33%, 9/7/2023	450,000	450,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	600,000	600,000
5.33%, 9/1/2023	1,300,000	1,300,000
Royal Bank of Canada 5.32%, 9/1/2023	400,000	400,000
Skandinaviska Enskilda Banken AB
5.32%, 9/1/2023	640,000	640,000
5.32%, 9/7/2023	500,000	500,000
Toronto-Dominion Bank (The) 5.32%, 9/1/2023	100,000	100,000
Total Time Deposits (Cost $8,731,362)		8,731,362
Total Short Term Investments (Cost $34,752,154)		34,752,154
Total Investments — 98.8% (Cost $50,160,454) *		50,160,454
Other Assets Less Liabilities — 1.2%		602,806
NET ASSETS — 100.0%		50,763,260

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2023.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

47	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 71.5%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,050,155. (a)	1,050,000	1,050,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $161,412. (a)	161,388	161,388
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,948,200. (a)	2,947,766	2,947,766
Bank of America NA, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,147, collateralized by GNMA, 2.00% - 4.00%, due 12/20/2040 - 5/20/2052, with a value of $1,020,000.	1,000,000	1,000,000
Bank of Montreal, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,450,213, collateralized by FHLMC, 2.00% - 4.00%, due 9/15/2026 - 5/25/2052, FNMA, 1.25% - 6.00%, due 4/25/2025 - 5/25/2052 and GNMA, 2.00% - 6.64%, due 1/20/2042 - 2/20/2073, with a value of $1,493,720.	1,450,000	1,450,000
Barclays Capital, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,379,865, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 11/30/2023 - 3/31/2030, with a value of $1,407,255.	1,379,662	1,379,662
Barclays Capital, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 11/15/2023 - 8/15/2053, with a value of $2,040,000.	2,000,000	2,000,000
BMO Capital Markets Corp., 5.35%, dated 8/31/2023, due 9/21/2023, repurchase price $501,560, collateralized by FHLB, 0.00%, due 9/5/2023 - 2/26/2024, FHLMC, 1.50% - 5.95%, due 5/25/2025 - 8/25/2052, FNMA, 0.72% - 6.30%, due 1/1/2029 - 8/25/2052, GNMA, 2.25% - 6.74%, due 6/16/2039 - 5/20/2071 and U.S. Treasury Securities, 0.13% - 3.88%, due 2/15/2024 - 1/31/2028, with a value of $518,584.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,150,169, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 11/15/2025 - 2/15/2053, with a value of $1,173,172.	1,150,000	1,150,000
BofA Securities, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $92,013, collateralized by U.S. Treasury Securities, 0.13%, due 10/15/2024 - 4/15/2027, with a value of $93,840.	92,000	92,000
Canadian Imperial Bank of Commerce, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $425,063, collateralized by FHLMC, 2.00% - 7.00%, due 10/1/2038 - 8/1/2053 and FNMA, 1.50% - 6.50%, due 6/1/2028 - 8/1/2053, with a value of $433,564.	425,000	425,000
Citigroup Global Markets Holdings, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $500,073, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 2/29/2024 - 10/31/2029, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $600,088, collateralized by U.S. Treasury Securities, 0.50% - 3.88%, due 10/31/2024 - 3/31/2028, with a value of $612,000.	600,000	600,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $3,500,516, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 2/29/2024 - 8/15/2049, with a value of $3,570,000.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $2,667,966, collateralized by U.S. Treasury Securities, 0.13% - 4.00%, due 10/31/2024 - 5/15/2030, with a value of $2,719,320.	2,666,000	2,666,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,253,894, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 10/31/2024 - 11/30/2027, with a value of $1,275,000.	1,250,000	1,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	48

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Daiwa Capital Markets America, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,500,368, collateralized by FHLB, 5.55%, due 8/14/2024, FHLMC, 2.00% - 6.50%, due 7/26/2027 - 8/1/2053, FNMA, 1.50% - 7.00%, due 5/1/2025 - 9/1/2053, GNMA, 2.00% - 6.50%, due 4/20/2048 - 8/20/2053 and U.S. Treasury Securities, 0.00% - 5.45%, due 10/31/2023 - 11/15/2051, with a value of $2,550,375.	2,500,000	2,500,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,250,184, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 11/15/2023 - 8/15/2053, with a value of $1,275,000.	1,250,000	1,250,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by FFCB, 0.20% - 5.55%, due 9/1/2023 - 11/26/2036, FHLB, 0.00% - 5.55%, due 9/1/2023 - 9/14/2029, FHLMC, 0.00% - 5.50%, due 9/8/2023 - 6/1/2053, FNMA, 0.00% - 6.50%, due 9/12/2023 - 8/1/2053, Other Instrument, Tennessee Valley Authority, 0.75% - 7.13%, due 9/15/2024 - 12/15/2042 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/7/2023 - 11/15/2052, with a value of $2,039,488.	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,000,589, collateralized by FNMA, 2.50% - 6.50%, due 2/1/2026 - 9/1/2062 and GNMA, 1.25% - 3.95%, due 2/16/2048 - 1/16/2054, with a value of $4,080,001.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $500,074, collateralized by U.S. Treasury Securities, 0.00% - 5.50%, due 8/15/2028 - 11/15/2051, with a value of $510,000.	500,000	500,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $100,314,766, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 12/31/2026 - 5/15/2052, with a value of $100,314,766.	100,300,000	100,300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $6,000,883, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 10/12/2023 - 8/15/2049, with a value of $6,120,000.	6,000,000	6,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by U.S. Treasury Securities, 1.63% - 2.75%, due 10/15/2027 - 8/15/2032, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $7,001,032, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 10/3/2023 - 2/15/2053, with a value of $7,140,000.	7,000,000	7,000,000
Goldman Sachs & Co. LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,750,699, collateralized by GNMA, 2.50% - 6.50%, due 8/20/2049 - 6/20/2053 and U.S. Treasury Securities, 0.50%, due 11/30/2023, with a value of $4,845,000.	4,750,000	4,750,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $5,000,738, collateralized by FHLMC, 1.50% - 7.00%, due 6/1/2025 - 9/1/2053, FNMA, 1.50% - 7.00%, due 12/1/2024 - 9/1/2057 and GNMA, 2.50% - 6.50%, due 12/20/2028 - 7/20/2053, with a value of $5,100,000.	5,000,000	5,000,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $6,000,885, collateralized by FHLMC, 1.50% - 6.00%, due 5/1/2033 - 7/1/2053, FNMA, 1.50% - 6.50%, due 12/1/2024 - 3/1/2060, GNMA, 2.50% - 6.50%, due 10/20/2036 - 8/20/2053 and U.S. Treasury Securities, 1.63% - 2.50%, due 2/28/2026 - 5/15/2026, with a value of $6,120,000.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/6/2023, repurchase price $2,502,213, collateralized by FHLMC, 1.50% - 6.00%, due 6/1/2030 - 5/1/2053, FNMA, 1.50% - 7.50%, due 2/1/2026 - 7/1/2056 and GNMA, 2.00% - 6.50%, due 2/20/2034 - 12/15/2059, with a value of $2,550,000.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

49	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/7/2023, repurchase price $2,502,581, collateralized by FHLMC, 1.50% - 7.00%, due 4/1/2025 - 8/1/2053, FNMA, 1.50% - 6.50%, due 9/1/2024 - 6/1/2062 and GNMA, 2.00% - 6.50%, due 10/20/2024 - 6/15/2063, with a value of $2,550,000.	2,500,000	2,500,000
ING Financial Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $400,059, collateralized by FHLMC, 4.15% - 6.00%, due 7/1/2036 - 8/1/2053 and FNMA, 1.50% - 6.50%, due 11/1/2032 - 8/1/2053, with a value of $408,060.	400,000	400,000
Metropolitan Life Insurance Co., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 8/15/2027 - 2/15/2051, with a value of $1,020,150.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $800,590, collateralized by GNMA, 2.50% - 5.00%, due 9/20/2041 - 6/20/2052, with a value of $816,361.	800,000	800,000
Morgan Stanley & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000, collateralized by FHLB, 2.60%, due 12/4/2025, FNMA, 2.50% - 4.50%, due 4/1/2024 - 9/1/2052 and GNMA, 3.00% - 7.50%, due 3/20/2024 - 8/20/2053, with a value of $1,020.	1,000	1,000
Natixis SA, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by FFCB, 1.73% - 3.70%, due 10/26/2035 - 3/24/2042, FHLMC, 2.00% - 6.50%, due 5/15/2027 - 8/1/2053, FNMA, 2.00% - 7.00%, due 12/1/2027 - 12/25/2058, GNMA, 2.00% - 6.00%, due 5/20/2032 - 5/20/2052, Tennessee Valley Authority, 0.00% - 5.38%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 4.75%, due 8/15/2024 - 8/15/2053, with a value of $2,044,042.	2,000,000	2,000,000
Natixis SA, 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,003,115, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 10/26/2023 - 2/15/2053, with a value of $1,028,473.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,000,589, collateralized by FHLB, 5.40%, due 5/20/2024, FHLMC, 1.50% - 6.50%, due 7/1/2038 - 9/1/2053, FNMA, 1.50% - 7.00%, due 5/1/2027 - 8/1/2053, GNMA, 2.50% - 6.00%, due 4/20/2048 - 10/15/2064, Tennessee Valley Authority, 4.88%, due 1/15/2048 and U.S. Treasury Securities, 0.00% - 3.50%, due 11/15/2023 - 2/15/2046, with a value of $4,080,601.	4,000,000	4,000,000
Norinchukin Bank (The), 5.34%, dated 8/31/2023, due 9/6/2023, repurchase price $500,445, collateralized by U.S. Treasury Securities, 0.00%, due 4/30/2028 - 4/30/2030, with a value of $510,000.	500,000	500,000
RBC Capital Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,500,221, collateralized by FFCB, 0.67% - 5.71%, due 9/8/2023 - 12/23/2030, FHLB, 0.25% - 6.00%, due 12/28/2023 - 1/8/2029, FHLMC, 0.81% - 8.50%, due 10/15/2023 - 9/25/2051, FNMA, 1.00% - 7.00%, due 9/25/2023 - 7/1/2052, GNMA, 1.25% - 9.00%, due 11/20/2023 - 11/20/2069 and Tennessee Valley Authority, 2.88%, due 2/1/2027, with a value of $1,540,612.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/15/2023, repurchase price $1,503,338, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 3/31/2024 - 7/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/18/2023, repurchase price $802,136, collateralized by U.S. Treasury Securities, 1.13% - 4.63%, due 9/15/2025 - 12/31/2029, with a value of $816,000.	800,000	800,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/19/2023, repurchase price $802,255, collateralized by U.S. Treasury Securities, 2.75% - 4.25%, due 12/31/2024 - 12/31/2029, with a value of $816,000.	800,000	800,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	50

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $870,575, collateralized by U.S. Treasury Securities, 1.88% - 4.63%, due 6/30/2025 - 2/15/2032, with a value of $885,360.	868,000	868,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $1,303,857, collateralized by U.S. Treasury Securities, 0.25% - 4.50%, due 4/30/2024 - 5/15/2031, with a value of $1,326,000.	1,300,000	1,300,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,504,673, collateralized by U.S. Treasury Securities, 0.00% - 5.61%, due 9/21/2023 - 1/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.38%, dated 8/31/2023, due 10/3/2023, repurchase price $703,452, collateralized by GNMA, 2.00% - 6.00%, due 6/20/2027 - 4/20/2053, with a value of $714,000.	700,000	700,000
The Northwestern Mutual Life Insurance Co., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by FHLMC, 3.50%, due 9/1/2042 and FNMA, 0.00% - 5.00%, due 12/1/2039 - 12/1/2052, with a value of $1,020,150.	1,000,000	1,000,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,207,104. (a)	1,206,927	1,206,927
Wells Fargo Bank NA, 5.38%, dated 8/31/2023, due 9/21/2023, repurchase price $1,003,138, collateralized by FHLMC, 4.50% - 6.00%, due 9/1/2052 - 7/1/2053, FNMA, 4.00% - 5.00%, due 11/1/2040 - 7/1/2053 and Tennessee Valley Authority, 0.00%, due 3/15/2036, with a value of $1,025,640.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $2,200,325, collateralized by FHLMC, 1.50% - 7.00%, due 11/1/2024 - 9/1/2053 and GNMA, 4.50%, due 4/20/2053 - 5/20/2053, with a value of $2,244,331.	2,200,000	2,200,000
Wells Fargo Securities LLC, 5.32%, dated 8/31/2023, due 9/5/2023, repurchase price $2,001,478, collateralized by GNMA, 1.50% - 6.50%, due 10/20/2030 - 8/20/2053, with a value of $2,042,110.	2,000,000	2,000,000
Total Repurchase Agreements (Cost $192,047,743)		192,047,743
U.S. Government Agency Securities — 11.0%
FFCB Funding Corp.
(Federal Reserve Bank Prime Loan Rate US + (3.15)%), 5.36%, 9/1/2023 (b)	200,000	199,997
(Federal Reserve Bank Prime Loan Rate US + (3.15)%), 5.36%, 9/1/2023 (b)	100,000	99,998
(US Treasury 3 Month Bill Money Market Yield + (0.04)%), 5.37%, 9/1/2023 (b)	450,000	449,992
(Federal Reserve Bank Prime Loan Rate US + (3.13)%), 5.37%, 9/1/2023 (b)	100,000	99,997
(Federal Reserve Bank Prime Loan Rate US + (3.14)%), 5.37%, 9/1/2023 (b)	150,000	150,000
(Federal Reserve Bank Prime Loan Rate US + (3.10)%), 5.40%, 9/1/2023 (b)	325,000	325,000
(SOFR + 0.14%), 5.44%, 9/1/2023 (b)	297,000	296,953
(SOFR + 0.15%), 5.45%, 9/1/2023 (b)	250,000	249,978
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	625,000	625,000
(SOFR + 0.17%), 5.47%, 9/1/2023 (b)	450,000	450,000
(SOFR + 0.19%), 5.49%, 9/1/2023 (b)	475,000	474,963
(SOFR + 0.20%), 5.50%, 9/1/2023 (b)	255,000	255,000
FHLB
DN, 5.17%, 9/1/2023 (c)	165,633	165,633
(SOFR + 0.12%), 5.42%, 9/1/2023 (b)	2,000,000	2,000,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	250,000	250,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	325,000	325,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	1,350,000	1,350,000
(SOFR + 0.16%), 5.47%, 9/10/2023 (b)	1,000,000	1,000,000
DN, 4.83%, 9/15/2023 (c)	100,000	99,813
DN, 5.00%, 9/22/2023 (c)	1,900,000	1,894,480
DN, 4.90%, 1/12/2024 (c)	500,000	491,115
DN, 4.89%, 2/9/2024 (c)	1,390,000	1,360,286
5.00%, 2/16/2024	475,000	475,000
SEE NOTES TO FINANCIAL STATEMENTS.

51	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
5.35%, 5/3/2024	1,900,000	1,900,000
5.35%, 5/3/2024	2,000,000	2,000,000
5.28%, 5/10/2024	950,000	950,000
5.36%, 5/10/2024	950,000	950,000
5.30%, 5/14/2024	1,000,000	1,000,000
5.23%, 5/17/2024	1,000,000	1,000,000
5.36%, 6/11/2024	1,000,000	1,000,000
5.45%, 6/18/2024	975,000	975,000
5.46%, 6/18/2024	975,000	975,000
5.51%, 7/12/2024	1,000,000	1,000,000
5.58%, 8/14/2024	1,000,000	1,000,000
5.62%, 8/26/2024	1,350,000	1,350,000
FHLMC, 5.42%, 6/17/2024	975,000	975,000
FNMA, 4.99%, 2/16/2024	475,000	475,000
Total U.S. Government Agency Securities (Cost $29,638,205)		29,638,205
U.S. Treasury Obligations — 9.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (b)	5,480,460	5,477,791
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (b)	12,656,000	12,657,244
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (b)	4,939,625	4,939,737
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (b)	1,652,900	1,650,999
U.S. Treasury Notes, (US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.58%, 9/1/2023 (b)	1,500,000	1,500,780
Total U.S. Treasury Obligations (Cost $26,226,551)		26,226,551
Short Term Investments — 5.8%
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bills
5.29%, 9/14/2023 (c)	390,650	389,905
5.31%, 10/3/2023 (c)	50,000	49,765
5.24%, 10/10/2023 (c)	2,485,000	2,470,977
5.27%, 10/31/2023 (c)	660,000	654,252
5.33%, 11/2/2023 (c)	1,300,000	1,288,179
5.33%, 11/21/2023 (c)	2,634,300	2,603,062
5.37%, 11/28/2023 (c)	100,000	98,704
5.39%, 12/12/2023 (c)	1,500,000	1,477,433
5.25%, 12/14/2023 (c)	1,340,000	1,319,984
5.39%, 12/19/2023 (c)	569,000	559,861
5.39%, 2/1/2024 (c)	1,300,000	1,270,883
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.42%, 2/15/2024 (c)	1,305,000	1,272,976
4.83%, 4/18/2024 (c)	1,058,000	1,026,467
5.19%, 6/13/2024 (c)	380,000	364,966
5.32%, 8/8/2024 (c)	655,000	623,514
Total U.S. Treasury Obligations (Cost $15,470,928)		15,470,928
Total Short Term Investments (Cost $15,470,928)		15,470,928
Total Investments — 98.1% (Cost $263,383,427) *		263,383,427
Other Assets Less Liabilities — 1.9%		5,010,509
NET ASSETS — 100.0%		268,393,936

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III - At August 31,
2023, certain Funds had undivided interests in the
Agency Joint Trading Account I, II and III with a
maturity date of September 1, 2023, as follows for
JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$1,050,000	$1,050,155	$1,071,158
Agency Joint Trading Account II	161,388	161,412	164,616
Agency Joint Trading Account III	2,947,766	2,948,200	3,008,379
Treasury Joint Trading Account I	1,206,927	1,207,104	1,231,237

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	52

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Agency Joint Trading Account I, II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities (USA) LLC	5.30%	$1,050,000
Agency Joint Trading Account II
BofA Securities, Inc.	5.30%	111,120
Citigroup Global Markets Holdings, Inc.	5.30%	50,268
Total		161,388
Agency Joint Trading Account III
BNP Paribas SA	5.30%	2,947,766
Treasury Joint Trading Account I
BNP Paribas SA	5.28%	1,147,178
Citibank NA	5.28%	59,749
Total		1,206,927

At August 31, 2023, the Agency Joint Trading Account I, II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FNMA	2.00-6.00%	8/1/2050-8/1/2053
Agency Joint Trading Account II
FNMA	1.50-6.50%	5/1/2035-11/1/2061
U.S. Treasury Securities	0.00%	5/15/2025-5/15/2053
Agency Joint Trading Account III
FHLMC	1.22-7.00%	3/1/2024-9/1/2053
FNMA	1.50-7.50%	6/1/2024-11/25/2058
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00-7.50%	9/14/2023-11/15/2052

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

53	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 83.6%
BNP Paribas SA, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $450,066, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 2/15/2026 - 5/15/2052, with a value of $459,067.	450,000	450,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $500,074, collateralized by U.S. Treasury Securities, 3.88% - 4.63%, due 3/15/2026 - 11/30/2027, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $334,246, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 9/30/2027 - 11/30/2027, with a value of $340,680.	334,000	334,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $752,336, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 9/30/2027 - 11/30/2027, with a value of $765,000.	750,000	750,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $25,003,681, collateralized by U.S. Treasury Securities, 1.63% - 2.75%, due 2/15/2024 - 5/15/2031, with a value of $25,003,681.	25,000,000	25,000,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,147, collateralized by U.S. Treasury Securities, 1.63%, due 10/15/2027 - 5/15/2031, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,295, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2025 - 5/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
ING Financial Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $200,029, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 12/15/2023 - 2/15/2053, with a value of $204,030.	200,000	200,000
Morgan Stanley & Co. LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2026 - 8/15/2048, with a value of $1,020.	1,000	1,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.34%, dated 8/31/2023, due 9/18/2023, repurchase price $200,534, collateralized by U.S. Treasury Securities, 4.13%, due 11/15/2032, with a value of $204,000.	200,000	200,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/19/2023, repurchase price $200,564, collateralized by U.S. Treasury Securities, 4.00%, due 6/30/2028, with a value of $204,000.	200,000	200,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $132,392, collateralized by U.S. Treasury Securities, 4.00% - 4.38%, due 6/30/2028 - 8/31/2028, with a value of $134,640.	132,000	132,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $200,593, collateralized by U.S. Treasury Securities, 4.00% - 4.13%, due 6/30/2028 - 11/15/2032, with a value of $204,000.	200,000	200,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,743,329. (a)	1,743,073	1,743,073
Total Repurchase Agreements (Cost $32,710,073)		32,710,073
U.S. Treasury Obligations — 5.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (b)	347,000	346,833
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (b)	668,000	668,100
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (b)	910,800	910,979
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (b)	163,000	162,813
Total U.S. Treasury Obligations (Cost $2,088,725)		2,088,725
Short Term Investments — 9.1%
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bills
5.29%, 9/14/2023 (c)	60,000	59,886
5.35%, 10/3/2023 (c)	195,000	194,077
5.32%, 10/5/2023 (c)	250,000	248,751
5.24%, 10/10/2023 (c)	345,000	343,053
5.27%, 10/31/2023 (c)	130,000	128,868
5.33%, 11/2/2023 (c)	200,000	198,181
4.97%, 11/9/2023 (c)	70,000	69,340
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	54

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.34%, 11/21/2023 (c)	600,000	592,881
5.37%, 11/28/2023 (c)	400,000	394,818
5.38%, 12/5/2023 (c)	200,000	197,203
5.39%, 12/12/2023 (c)	200,000	196,991
5.25%, 12/14/2023 (c)	259,000	255,131
5.39%, 2/8/2024 (c)	200,000	195,322
5.42%, 2/15/2024 (c)	200,000	195,092
4.83%, 4/18/2024 (c)	156,000	151,350
5.19%, 6/13/2024 (c)	57,000	54,745
5.32%, 8/8/2024 (c)	100,000	95,193
Total U.S. Treasury Obligations (Cost $3,570,882)		3,570,882
Total Short Term Investments (Cost $3,570,882)		3,570,882
Total Investments — 98.1% (Cost $38,369,680) *		38,369,680
Other Assets Less Liabilities — 1.9%		738,577
NET ASSETS — 100.0%		39,108,257

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2023, certain Funds had undivided interests in the
Treasury Joint Trading Account I with a maturity date
of September 1, 2023, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$1,743,073	$1,743,329	$1,778,183

Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	5.28%	$1,656,782
Citibank NA	5.28%	86,291
Total		1,743,073

At August 31, 2023, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00-7.50%	9/14/2023-11/15/2052

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

55	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 55.0%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 5.46%, 9/1/2023 (a)	40,000	39,998
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 5.51%, 9/1/2023 (a)	50,000	50,000
FHLB
DN, 5.20%, 9/1/2023 (b)	70,000	70,000
(SOFR + 0.01%), 5.31%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (c)	400,000	400,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	400,000	400,000
(SOFR + 0.05%), 5.35%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.06%), 5.36%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.06%), 5.36%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.07%), 5.37%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.14%), 5.44%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.04%), 5.35%, 9/4/2023 (a)	100,000	100,000
DN, 5.29%, 9/21/2023 (b)	200,000	199,414
DN, 5.00%, 9/22/2023 (b)	25,000	24,927
DN, 5.28%, 9/29/2023 (b)	50,000	49,796
DN, 4.95%, 10/18/2023 (b)	25,000	24,839
DN, 5.02%, 10/20/2023 (b)	25,000	24,831
DN, 5.04%, 10/24/2023 (b)	100,000	99,264
DN, 4.96%, 10/25/2023 (b)	25,000	24,815
DN, 4.96%, 10/31/2023 (b)	25,000	24,795
DN, 5.35%, 11/3/2023 (b)	200,000	198,263
DN, 5.06%, 11/15/2023 (b)	27,000	26,718
DN, 5.42%, 12/20/2023 (b)	50,000	49,186
DN, 4.99%, 1/4/2024 (b)	25,000	24,575
DN, 4.90%, 1/12/2024 (b)	10,000	9,822
DN, 4.89%, 2/9/2024 (b)	10,000	9,786
5.35%, 5/3/2024	25,000	25,000
5.28%, 5/6/2024	25,000	25,000
5.28%, 5/10/2024	25,000	25,000
5.36%, 5/10/2024	25,000	25,000
5.30%, 5/22/2024	25,000	25,000
5.51%, 7/12/2024	25,000	25,000
5.58%, 8/14/2024	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

5.62%, 8/26/2024	25,000	25,000
Total U.S. Government Agency Securities (Cost $3,901,029)		3,901,029
U.S. Treasury Obligations — 9.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (a)	150,000	149,875
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (a)	225,000	225,007
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	72,000	72,012
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (a)	100,000	100,146
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	100,000	100,012
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.61%, 9/1/2023 (a)	25,000	24,996
Total U.S. Treasury Obligations (Cost $672,048)		672,048
Short Term Investments — 38.4%
U.S. Treasury Obligations — 38.4%
U.S. Treasury Bills
5.28%, 9/5/2023 (b)	55,000	54,968
5.27%, 9/7/2023 (b)	100,214	100,126
5.26%, 9/12/2023 (b)	200,000	199,679
5.29%, 9/14/2023 (b)	100,000	99,809
5.29%, 9/19/2023 (b)	400,000	398,945
5.24%, 9/21/2023 (b)	300,000	299,129
5.30%, 9/26/2023 (b)	200,000	199,266
5.31%, 9/28/2023 (b)	100,000	99,604
5.28%, 10/3/2023 (b)	200,000	199,065
5.31%, 10/5/2023 (b)	100,000	99,501
5.30%, 10/10/2023 (b)	225,000	223,715
5.32%, 10/17/2023 (b)	100,000	99,325
5.33%, 10/24/2023 (b)	100,000	99,221
5.33%, 10/31/2023 (b)	100,000	99,177
5.33%, 11/2/2023 (b)	100,000	99,091
5.36%, 11/16/2023 (b)	25,000	24,721
5.33%, 11/21/2023 (b)	100,000	98,814
5.36%, 12/7/2023 (b)	25,000	24,644
5.39%, 12/12/2023 (b)	50,000	49,248
5.41%, 12/26/2023 (b)	100,000	98,287
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	56

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.43%, 1/2/2024 (b)	33,000	32,419
5.42%, 2/15/2024 (b)	25,000	24,387
Total U.S. Treasury Obligations (Cost $2,723,141)		2,723,141
Total Short Term Investments (Cost $2,723,141)		2,723,141
Total Investments — 102.9% (Cost $7,296,218) *		7,296,218
Liabilities in Excess of Other Assets — (2.9)%		(204,333)
NET ASSETS — 100.0%		7,091,885

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	The rate shown is the effective yield as of August 31, 2023.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

57	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 11.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (a)	2,045,000	2,044,082
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (a)	4,621,000	4,621,571
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	2,861,000	2,861,085
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (a)	1,473,000	1,472,016
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	350,000	350,089
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.54%, 9/1/2023 (a)	1,100,000	1,099,153
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.58%, 9/1/2023 (a)	1,613,120	1,613,526
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.61%, 9/1/2023 (a)	2,282,200	2,282,777
Total U.S. Treasury Obligations (Cost $16,344,299)		16,344,299
Short Term Investments — 95.4%
U.S. Treasury Obligations — 95.4%
U.S. Treasury Bills
5.19%, 9/5/2023 (b)	10,365,000	10,359,022
5.24%, 9/7/2023 (b)	4,261,101	4,257,387
5.20%, 9/12/2023 (b)	12,300,000	12,280,499
5.16%, 9/14/2023 (b)	3,125,000	3,119,188
5.23%, 9/19/2023 (b)	11,405,000	11,375,262
5.05%, 9/21/2023 (b)	4,625,000	4,612,057
5.30%, 9/26/2023 (b)	10,100,000	10,062,992
5.14%, 9/28/2023 (b)	5,170,000	5,150,145
5.31%, 10/3/2023 (b)	11,990,000	11,937,132
5.30%, 10/5/2023 (b)	5,300,000	5,273,585
5.29%, 10/10/2023 (b)	11,275,000	11,210,704
5.31%, 10/12/2023 (b)	4,500,000	4,472,943
5.29%, 10/17/2023 (b)	10,500,000	10,429,492
5.16%, 10/19/2023 (b)	2,250,000	2,234,640
5.32%, 10/24/2023 (b)	5,775,000	5,730,155
5.32%, 10/31/2023 (b)	6,300,000	6,247,542
5.33%, 11/2/2023 (b)	1,500,000	1,486,360
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.30%, 11/7/2023 (b)	500,000	495,122
5.16%, 11/9/2023 (b)	2,750,000	2,723,061
5.32%, 11/14/2023 (b)	500,000	494,596
5.33%, 11/21/2023 (b)	1,700,000	1,679,839
5.37%, 11/28/2023 (b)	1,339,700	1,322,343
5.38%, 12/5/2023 (b)	1,480,000	1,459,300
5.33%, 12/7/2023 (b)	500,000	492,927
5.38%, 12/12/2023 (b)	2,200,000	2,166,949
5.23%, 12/14/2023 (b)	1,250,000	1,231,385
5.39%, 12/19/2023 (b)	750,000	737,953
5.41%, 12/26/2023 (b)	1,500,000	1,474,311
5.43%, 1/2/2024 (b)	1,400,000	1,375,334
5.39%, 2/1/2024 (b)	1,500,000	1,466,404
5.42%, 2/15/2024 (b)	730,000	712,086
4.82%, 4/18/2024 (b)	575,000	557,870
5.19%, 6/13/2024 (b)	190,000	182,483
5.32%, 8/8/2024 (b)	375,000	356,974
Total U.S. Treasury Obligations (Cost $139,168,042)		139,168,042
Total Short Term Investments (Cost $139,168,042)		139,168,042
Total Investments — 106.6% (Cost $155,512,341) *		155,512,341
Liabilities in Excess of Other Assets — (6.6)%		(9,616,870)
NET ASSETS — 100.0%		145,895,471

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	58

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.4%
Alabama — 0.1%
Alabama Housing Finance Authority, Multi-Family, Alison Pointe Apartments Project Series 2007B, Rev., VRDO, LOC : US Bank NA, 4.28%, 9/8/2023 (a)	5,490	5,490
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,325	1,325
		6,815
Alaska — 1.3%
Alaska Housing Finance Corp., Home Mortgage
Series 2009B, Rev., LIQ : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	56,725	56,725
Series 2007B, Rev., VRDO, LIQ : FHLB, 4.01%, 9/8/2023 (a)	15,700	15,700
Series 2007A, Rev., VRDO, LIQ : FHLB, 4.02%, 9/8/2023 (a)	24,175	24,175
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,180	10,180
Series 1993-B, Rev., VRDO, 3.80%, 9/1/2023 (a)	25,650	25,650
		132,430
Arizona — 0.6%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	16,205	16,205
		58,205
California — 1.2%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a)	1,370	1,370
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	8,500	8,500
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/8/2023 (a)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-BAML5025, Rev., VRDO, LIQ : Bank of America NA, 3.59%, 9/1/2023 (a) (b)	25,500	25,500
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	640	640
Series 2022-XM0991, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	28,000	28,000
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	19,870	19,870
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	32,465	32,465
		119,545
Colorado — 1.6%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	24,240	24,240
Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project, Rev., VRDO, LOC : US Bank NA, 4.18%, 9/8/2023 (a)	4,250	4,250
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.10%, 9/8/2023 (a)	30,000	30,000
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 4.12%, 9/8/2023 (a)	12,300	12,300
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	3,905	3,905
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	3,675	3,675
Series 2015-XF0239, Rev., VRDO, LIQ : TD Bank NA, 4.14%, 9/8/2023 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority
Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	39,760	39,760
Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	39,065	39,065
		161,195
Connecticut — 0.8%
City of Danbury, GO, BAN, 5.00%, 1/24/2024	31,400	31,560
SEE NOTES TO FINANCIAL STATEMENTS.

59	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut Housing Finance Authority, Housing Mortgage
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	12,050	12,050
Series A, Subseries A-3, Rev., VRDO, LIQ : TD Bank NA, 4.01%, 9/8/2023 (a)	10,000	10,000
Subseries 2020A-3, Rev., VRDO, LIQ : UBS AG, 4.06%, 9/8/2023 (a)	24,000	24,000
		77,610
Delaware — 0.0% ^
Delaware State Economic Development Authority, YMCA Delaware Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	3,190	3,190
District of Columbia — 0.9%
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	18,135	18,135
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : TD Bank NA, 4.06%, 9/8/2023 (a)	10,000	10,000
Subseries A-3, Rev., AMT, VRDO, LOC : TD Bank NA, 4.08%, 9/8/2023 (a)	3,200	3,200
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	7,500	7,500
		88,835
Florida — 4.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project
Series 2008, Rev., VRDO, LOC : FNMA, 4.05%, 9/8/2023 (a)	1,350	1,350
Rev., VRDO, LOC : Citibank NA, 4.10%, 9/8/2023 (a)	2,630	2,630
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019B, Rev., VRDO, 4.05%, 9/8/2023 (a)	27,605	27,605
Series 2019C, Rev., VRDO, 4.05%, 9/8/2023 (a)	40,240	40,240
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Collier County Industrial Development Authority, Allete Inc., Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	27,800	27,800
Collier County Industrial Development Authority, Ave Maria Utility Co. Project, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 4.10%, 9/8/2023 (a)	11,310	11,310
County of Escambia, Gulf Power Co., Project
Series 2, Rev., VRDO, 4.25%, 9/1/2023 (a)	34,700	34,700
Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	25,600	25,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 4.12%, 9/8/2023 (a)	43,900	43,900
County of Miami-Dade, Juvenile Courthouse Series 2003B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	9,600	9,600
County of St. Lucie, Power and Light Co. Project
Rev., VRDO, 4.05%, 9/1/2023 (a)	9,000	9,000
Rev., VRDO, 4.10%, 9/1/2023 (a)	20,900	20,900
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 4.26%, 9/8/2023 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a)	12,000	12,000
Highlands County Health Facilities Authority, Adventist Health System
Series 2012I-2, Rev., VRDO, 4.00%, 9/8/2023 (a)	49,100	49,100
Series 2007A, Rev., VRDO, 4.06%, 9/8/2023 (a)	11,450	11,450
Hillsborough County Industrial Development Authority, Baycare Health System
Series 2020B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	7,800	7,800
Series 2020C, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	33,515	33,515
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 4.10%, 9/8/2023 (a)	5,370	5,370
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,500	1,500
Series 2008A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.10%, 9/8/2023 (a)	18,350	18,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	60

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 4.60%, 9/8/2023 (a)	15,000	15,000
Orange County Housing Finance Authority, Multi-Family, Post Fountains, Rev., VRDO, FNMA, LIQ : FNMA, 4.00%, 9/8/2023 (a)	9,220	9,220
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	3,970	3,970
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 4.30%, 9/8/2023 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,775	2,775
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,265	4,265
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	22,105	22,105
		474,750
Georgia — 1.5%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 4.37%, 9/8/2023 (a) (b)	140,000	140,000
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 4.20%, 9/1/2023 (a)	17,475	17,475
Griffin-Spalding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC : Bank of America NA, 4.24%, 9/8/2023 (a)	530	530
		158,005
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	21,300	21,300
Idaho Housing and Finance Association, Single Family Mortgage Series 2016A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	7,380	7,380
		28,680
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 2.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 4.21%, 9/8/2023 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.10%, 9/8/2023 (a)	395	395
County of Will, ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,140	2,140
Illinois Development Finance Authority, Wheaton Academy, Rev., VRDO, LOC : BMO Harris Bank NA, 4.25%, 9/8/2023 (a)	6,500	6,500
Illinois Educational Facilities Authority, University of Chicago Series 2003B, Rev., VRDO, 4.00%, 9/7/2023 (a)	2,048	2,048
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,200	2,200
Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC : Bank of Montreal, 4.04%, 9/8/2023 (a)	15,480	15,480
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.95%, 9/1/2023 (a)	48,100	48,100
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,900	4,900
Illinois Finance Authority, Northwestern University
Series 2008-B, Rev., VRDO, 4.12%, 9/8/2023 (a)	15,540	15,540
Series 2004C, Rev., VRDO, 4.13%, 9/8/2023 (a)	145	145
Illinois Finance Authority, The University of Chicago Medical Center
Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	30,760	30,760
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	34,250	34,250
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.04%, 9/8/2023 (a)	2,825	2,825
Illinois Finance Authority, University of Chicago Series 2004C, Rev., VRDO, 4.00%, 9/8/2023 (a)	12,010	12,010
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	10,400	10,400
SEE NOTES TO FINANCIAL STATEMENTS.

61	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority,The University Of Chicago Medical Center Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	4,100	4,100
Illinois Housing Development Authority
Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,000	2,000
Series 2019B, Rev., VRDO, LIQ : FHLB, 4.16%, 9/8/2023 (a)	500	500
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 4.00%, 9/8/2023 (a)	4,200	4,200
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.15%, 9/6/2023 (a)	2,050	2,050
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,885	1,885
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	15,740	15,740
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,110	2,110
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	21,150	21,150
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	35,075	35,075
		279,953
Indiana — 1.5%
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.10%, 9/8/2023 (a)	2,000	2,000
Indiana Finance Authority, Ascension Health SR. Credit Group Series 2008E-5, Rev., VRDO, 4.10%, 9/8/2023 (a)	23,425	23,425
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series 2009A-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.75%, 9/1/2023 (a)	5,215	5,215
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	12,810	12,810
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	7,200	7,200
Series 2009-C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.20%, 9/8/2023 (a)	1,875	1,875
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Trinity Health Obligated Group Series 2008D-1, Rev., VRDO, 4.04%, 9/8/2023 (a)	58,215	58,215
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series 2003E-6, Rev., VRDO, 4.10%, 9/8/2023 (a)	18,180	18,180
Series 2005A-2, Rev., VRDO, 4.10%, 9/8/2023 (a)	6,225	6,225
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,590	2,590
Indiana Municipal Power Agency Series 2019B, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	4,110	4,110
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	9,750	9,750
		151,595
Iowa — 3.7%
County of Louisa, Pollution Control, Midwest Power System, Inc., Rev., VRDO, 4.15%, 9/8/2023 (a)	34,700	34,700
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 4.23%, 9/8/2023 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 4.15%, 9/8/2023 (a)	80,395	80,395
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 4.09%, 9/8/2023 (a)	29,100	29,100
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	11,030	11,030
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.03%, 9/8/2023 (a)	20,000	20,000
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.03%, 9/8/2023 (a)	10,000	10,000
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2018B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	19,750	19,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	62

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	7,760	7,760
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	15,500	15,500
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	5,200	5,200
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project, Rev., AMT, VRDO, 4.30%, 9/8/2023 (a)	18,650	18,650
Iowa Finance Authority, Trinity Health Corp. Series 2000D, Rev., VRDO, 4.12%, 9/8/2023 (a)	230	230
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	14,800	14,800
		384,915
Kansas — 0.3%
Kansas Development Finance Authority, Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	8,425	8,425
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC : Royal Bank of Canada, 3.35%, 9/8/2023 (a) (b)	12,500	12,500
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	9,815	9,815
		30,740
Kentucky — 0.4%
City of Berea, Berea College Project
Series 2002A, Rev., VRDO, 4.05%, 9/1/2023 (a)	900	900
Series 2003B, Rev., VRDO, 4.05%, 9/1/2023 (a)	800	800
County of Daviess, Scott Paper Co., Project Series 1993-A, Rev., VRDO, 4.10%, 9/6/2023 (a)	23,900	23,900
Kentucky Economic Development Finance Authority, St. Elizabeth Medical Center Series 2009B, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	7,410	7,410
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 4.15%, 9/1/2023 (a)	11,505	11,505
		44,515
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 0.4%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,500	1,500
Louisiana Public Facilities Authority, Children Medical Center Project
Series 2017A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	15,000	15,000
Series 2017B, Rev., VRDO, LOC : UBS AG, 4.06%, 9/8/2023 (a)	10,000	10,000
Parish of St. Bernard, Mobil Oil Corp., Rev., VRDO, 3.85%, 9/1/2023 (a)	125	125
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	14,600	14,600
		41,225
Maryland — 1.2%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/1/2023 (a)	26,000	26,000
Maryland Community Development Administration Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	22,700	22,700
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	9,550	9,550
Maryland State Transportation Authority Passenger Facility Charge Series 2012C, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 4.20%, 9/8/2023 (a)	2,200	2,200
Montgomery County Housing Opportunities Commission Series 2023A, Rev., VRDO, FNMA, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	3,550	3,550
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.11%, 9/8/2023 (a)	7,475	7,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3082, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,750	3,750
Series 2018-XF0605, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	2,500	2,500
Washington Suburban Sanitary Commission Series B, GO, BAN, VRDO, GTD, LIQ : State Street Bank & Trust Co., 3.97%, 9/1/2023 (a)	48,200	48,200
		125,925
SEE NOTES TO FINANCIAL STATEMENTS.

63	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.7%
Massachusetts Health and Educational Facilities Authority, Capital Asset Program
Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 4.20%, 9/8/2023 (a)	440	440
Series 2004M-4A, Rev., VRDO, LOC : Bank of America NA, 4.22%, 9/8/2023 (a)	350	350
Massachusetts Housing Finance Agency, Single Family Housing
Series 196, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	11,800	11,800
Series 200, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	4,900	4,900
Series 204, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	10,000	10,000
Series 208, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	3,400	3,400
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2022A-3, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	12,450	12,450
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	18,800	18,800
Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ : Citibank NA, 4.07%, 9/8/2023 (a) (b)	4,190	4,190
		76,330
Michigan — 2.2%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	26,635	26,635
Series 2000A, Rev., AMT, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	9,215	9,215
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a)	4,150	4,150
Series 2022B, Rev., VRDO, LOC : Bank of America NA, 4.12%, 9/8/2023 (a)	37,400	37,400
Michigan State Housing Development Authority, Single Family Mortgage
Series 2006C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,305	22,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2009D, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	8,420	8,420
Series 2022B, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	30,000	30,000
Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.08%, 9/8/2023 (a)	18,010	18,010
RIB Floater Trust Various States
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	27,695	27,695
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	17,950	17,950
University of Michigan
Series 2012D-1, Rev., VRDO, 3.75%, 9/1/2023 (a)	6,485	6,485
Series 2008A, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.76%, 9/1/2023 (a)	18,000	18,000
Series 2012B, Rev., VRDO, 3.85%, 9/1/2023 (a)	10	10
		226,275
Minnesota — 1.2%
City of Minneapolis, University Gateway Corp., Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.05%, 9/8/2023 (a)	3,790	3,790
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 4.08%, 9/8/2023 (a)	4,785	4,785
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 4.17%, 9/8/2023 (a)	1,300	1,300
City of Rochester, Mayo Clinic Series 2011B, Rev., VRDO, 4.20%, 9/8/2023 (a)	32,025	32,025
County of Hennepin Series 2018B, GO, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	12,200	12,200
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.15%, 9/1/2023 (a)	5,420	5,420
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015G, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	3,535	3,535
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	25,010	25,010
Series 2019D, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	22,000	22,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	64

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.08%, 9/8/2023 (a)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 4.10%, 9/8/2023 (a)	6,860	6,860
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 4.10%, 9/8/2023 (a)	3,800	3,800
		124,485
Mississippi — 2.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	50,300	50,300
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	17,450	17,450
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	30,440	30,440
Series 2007E, Rev., VRDO, 3.80%, 9/1/2023 (a)	32,220	32,220
Series 2009A, Rev., VRDO, 3.80%, 9/1/2023 (a)	4,040	4,040
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	5,905	5,905
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	5,450	5,450
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,450	3,450
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	13,255	13,255
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,015	3,015
Series 2009D, Rev., VRDO, 3.90%, 9/1/2023 (a)	852	852
Series 2011F, Rev., VRDO, 3.90%, 9/1/2023 (a)	3,100	3,100
Series 2010L, Rev., VRDO, 4.00%, 9/1/2023 (a)	1,100	1,100
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	5,740	5,740
Series 2011C, Rev., VRDO, 4.00%, 9/1/2023 (a)	740	740
Series 2011D, Rev., VRDO, 4.00%, 9/1/2023 (a)	3,175	3,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010A, Rev., VRDO, 4.08%, 9/8/2023 (a)	29,435	29,435
Series 2010C, Rev., VRDO, 4.13%, 9/8/2023 (a)	21,015	21,015
Series 2010D, Rev., VRDO, 4.13%, 9/8/2023 (a)	650	650
Series 2010E, Rev., VRDO, 4.13%, 9/8/2023 (a)	11,275	11,275
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,345	3,345
		245,952
Missouri — 2.4%
Health and Educational Facilities Authority of the State of Missouri Series 2003B, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	6,900	6,900
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ : BJC Health System, 4.00%, 9/8/2023 (a)	44,295	44,295
Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.05%, 9/8/2023 (a)	48,765	48,765
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.93%, 9/1/2023 (a)	400	400
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Corp.
Series 2018F, Rev., VRDO, 3.95%, 9/1/2023 (a)	6,070	6,070
Series 2014F, Rev., VRDO, 4.25%, 9/8/2023 (a)	37,645	37,645
Health and Educational Facilities Authority of the State of Missouri, St. Louis University
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	4,500	4,500
Series 1999B, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	9,215	9,215
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.15%, 9/1/2023 (a)	6,470	6,470
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	1,550	1,550
SEE NOTES TO FINANCIAL STATEMENTS.

65	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 4.15%, 9/1/2023 (a)	2,500	2,500
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C17, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	14,000	14,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	10,640	10,640
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,605	6,605
		242,805
Nebraska — 0.4%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 4.09%, 9/8/2023 (a)	9,800	9,800
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,670	4,670
Series 2023-XL0415, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	9,180	9,180
Series 2021-XL0174, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	4,165	4,165
		38,765
Nevada — 0.2%
County of Clark, Industrial Development, Southwest Gas Corp. Project Series 2003A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 4.35%, 9/8/2023 (a)	8,200	8,200
Tender Option Bond Trust Receipts/Certificates
Series 2020-XM0866, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	9,000	9,000
		22,200
New Hampshire — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	21,715	21,715
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 1.6%
Borough of Glassboro Series 2023A, GO, BAN, 5.00%, 8/16/2024	8,755	8,871
Borough of South Plainfield,Pool Sewer Utility Series 2023B, GO, BAN, 4.25%, 8/15/2024	9,505	9,563
City of Hackensack,Improvement Parking Utility, GO, BAN, 4.25%, 5/28/2024	17,808	17,897
City of Rahway, General Water Utility, GO, BAN, 5.00%, 7/26/2024	11,345	11,488
New Jersey Health Care Facilities Financing Authority, Hospital Capital Asset Financing Program Series 1985A, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	17,525	17,525
RIB Floater Trust Various States
Series 43, Rev., VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	2,660	2,660
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/1/2023 (a) (b)	19,070	19,070
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 4.12%, 9/8/2023 (a) (b)	40,000	40,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XX1093, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	9,300	9,300
Series 2022-YX1256, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,060	6,060
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	9,038	9,140
Township of Monroe Series 2023A, GO, BAN, 4.25%, 9/11/2024 (c)	17,499	17,595
		169,169
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Multi-Family Housing Series 2008B, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	2,675	2,675
University of New Mexico (The), Subordinate Lien System
Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	1,960	1,960
Series 2002C, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	10,855	10,855
		15,490
New York — 10.3%
Altmar-Parish-Williamstown Central School District, GO, BAN, 4.25%, 8/16/2024	15,000	15,094
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	5,300	5,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	66

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	2,620	2,620
City of New York, Fiscal Year 2006
Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	21,845	21,845
Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	27,600	27,600
City of New York, Fiscal Year 2012
Series 2012, Subseries G-6, GO, VRDO, LOC : Mizuho Bank Ltd., 3.89%, 9/1/2023 (a)	62,695	62,695
Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	3,800	3,800
Series 2012A-4, GO, VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	39,140	39,140
City of New York, Fiscal Year 2013
Series 2013F-3, GO, VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,000	3,000
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	21,700	21,700
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	10,330	10,330
City of New York, Fiscal Year 2015 Series 2015F-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	24,200	24,200
City of New York, Fiscal Year 2017 Series 2017, Subseries A-7, GO, VRDO, LOC : Bank of the West, 3.99%, 9/1/2023 (a)	6,295	6,295
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	14,710	14,710
Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	20,430	20,430
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	19,600	19,600
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	665	665
Gloversville Enlarged School District, GO, BAN, 4.75%, 6/27/2024	31,650	31,928
Hamilton Central School District, GO, BAN, 4.75%, 7/5/2024	13,943	14,057
Metropolitan Transportation Authority
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	26,090	26,090
Subseries 2012G-2, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	31,610	31,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	32,865	32,865
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	13,900	13,900
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	4,000	4,000
New York City Municipal Water Finance Authority Series 2003F-2, Rev., VRDO, LOC : Citibank NA, 4.25%, 9/1/2023 (a)	10,260	10,260
New York City Municipal Water Finance Authority, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	4,675	4,675
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008
Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/1/2023 (a)	2,610	2,610
Series 2008BB-2, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	365	365
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	7,000	7,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-1, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	1,165	1,165
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Series BB, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	59,175	59,175
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2008 Series 2008BB-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,545	22,545
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	8,235	8,235
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011FF-1, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,900	3,900
SEE NOTES TO FINANCIAL STATEMENTS.

67	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	39,910	39,910
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021EE-1, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	13,075	13,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	30,635	30,635
New York City Transitional Finance Authority, Future Tax Secured
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	5,700	5,700
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	56,025	56,025
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	6,950	6,950
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	6,290	6,290
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.98%, 9/1/2023 (a)	4,000	4,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	18,490	18,490
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	20,700	20,700
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	71,975	71,975
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	19,800	19,800
Series E-124, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	17,605	17,605
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/6/2023 (a) (b)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	46,325	46,325
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	25,835	25,835
Series 2018-E126, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	12,150	12,150
Schalmont Central School District, GO, BAN, 5.00%, 6/21/2024	16,123	16,298
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,445	4,445
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	3,800	3,800
		1,068,852
North Carolina — 1.2%
City of Raleigh, Downtown Improvement Projects
Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (a)	36,685	36,685
Series 2005B-2, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (a)	23,575	23,575
Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC : TD Bank NA, 4.02%, 9/8/2023 (a)	5,425	5,425
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project, Rev., VRDO, LOC : Cooperatieve Rabobank, 4.23%, 9/8/2023 (a)	13,445	13,445
North Carolina Medical Care Commission, Catholic Health, Rev., VRDO, 4.28%, 9/8/2023 (a)	2,000	2,000
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 4.18%, 9/8/2023 (a)	23,985	23,985
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	68

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Raleigh Durham Airport Authority Series 2008C, Rev., VRDO, LOC : TD Bank NA, 4.03%, 9/8/2023 (a)	15,720	15,720
University of North Carolina, Hospital at Chapel Hill Series 2003B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	1,970	1,970
		122,805
North Dakota — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	18,930	18,930
Series 2015C, Rev., VRDO, LIQ : TD Bank NA, 4.06%, 9/8/2023 (a)	8,400	8,400
		27,330
Ohio — 2.9%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Rev., VRDO, LOC : PNC Bank NA, 4.48%, 9/8/2023 (a)	4,285	4,285
County of Allen Hospital Facilities,Catholic Healthcare Series 2010C, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	19,840	19,840
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System
Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	29,625	29,625
Series 2008B-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	21,160	21,160
Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 4.15%, 9/1/2023 (a)	3,150	3,150
Ohio State University (The)
Series 2014B-2, Rev., VRDO, 4.05%, 9/7/2023 (a)	18,155	18,155
Series 2014B-2, Rev., VRDO, 4.05%, 9/7/2023 (a)	11,700	11,700
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	70,935	70,935
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	21,170	21,170
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	42,350	42,350
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 4.00%, 9/8/2023 (a)	32,615	32,615
State of Ohio, University Hospitals Health System, Inc. Series 2018B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	5,470	5,470
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	11,250	11,250
		299,705
Oklahoma — 0.6%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	24,610	24,610
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1224, Rev., VRDO, LOC : Barclays Bank plc, 4.18%, 9/8/2023 (a) (b)	33,400	33,400
		58,010
Oregon — 0.1%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	1,020	1,020
State of Oregon Housing and Community Services Department Series 2020B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.22%, 9/8/2023 (a)	700	700
State of Oregon, Veterans Welfare
Series 2020J, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,540	1,540
Series 2020M, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,500	2,500
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3102, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.14%, 9/8/2023 (a) (b)	7,405	7,405
		13,165
Other — 1.8%
FHLMC, Multi-Family VRD Certificates
Series M017, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a) (b)	150,253	150,253
Series M028, Rev., VRDO, LIQ : FHLMC, 4.14%, 9/8/2023 (a) (b)	15,445	15,445
Series M019, Rev., VRDO, LIQ : FHLMC, 4.50%, 9/8/2023 (a) (b)	2,796	2,796
SEE NOTES TO FINANCIAL STATEMENTS.

69	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other — continued
Series M025, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	5,630	5,630
Series M026, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	10,265	10,265
		184,389
Pennsylvania — 3.3%
County of Allegheny
Series 2000C-50, GO, VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	12,260	12,260
Series C-51, GO, VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	9,710	9,710
Delaware Valley Regional Finance Authority, Local Government
Series 2020D, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	26,510	26,510
Series 2022E, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	12,500	12,500
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (a)	1,075	1,075
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2019E, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	30,000	30,000
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 4.09%, 9/8/2023 (a)	15,210	15,210
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	15,220	15,220
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001H-9, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,600	2,600
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2008A, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a)	39,885	39,885
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2020-132B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	12,075	12,075
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	40,625	40,625
Series 2019, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	44,870	44,870
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Philadelphia Gas Works Co.
Series 8B, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	18,115	18,115
Series 8D, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	3,560	3,560
Series C, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	11,115	11,115
RIB Floater Trust Various States Series 44, Rev., VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0201, Rev., VRDO, GTD, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	45,000	45,000
		343,970
Rhode Island — 0.3%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	30,000	30,197
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	1,015	1,015
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,295	1,295
		32,507
South Carolina — 0.6%
Orangeburg County School District, GO, BAN, 5.00%, 8/16/2024	15,660	15,870
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	5,650	5,650
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	42,955	42,955
		64,475
Tennessee — 0.5%
Clarksville Public Building Authority, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/1/2023 (a)	12,695	12,695
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006A, Rev., VRDO, LOC : US Bank NA, 4.28%, 9/8/2023 (a)	2,200	2,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	70

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 4.27%, 9/8/2023 (a)	4,390	4,390
Montgomery County Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	2,595	2,595
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	18,515	18,515
		50,395
Texas — 6.1%
Calhoun Port Authority, Formosa Plastics Corp. Project Series 20188B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.16%, 9/8/2023 (a) (b)	10,000	10,000
City of Austin, Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	25,980	25,980
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.21%, 9/8/2023 (a)	250	250
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 4.16%, 9/8/2023 (a)	12,305	12,305
Converse Housing Finance Corp., Town Square Apartments Project, Rev., VRDO, LOC : Citibank NA, 4.13%, 9/8/2023 (a)	11,480	11,480
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 4.10%, 9/8/2023 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014D, Rev., VRDO, 4.11%, 9/8/2023 (a)	5,430	5,430
Series 2019F, Rev., VRDO, 4.11%, 9/8/2023 (a)	35,000	35,000
Series D, Rev., VRDO, 4.11%, 9/8/2023 (a)	9,510	9,510
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Harris County Industrial Development Corp., Exxon Corp Project Series 1984B, Rev., VRDO, 3.90%, 9/1/2023 (a)	2,852	2,852
Harris County Industrial Development Corp., ExxonMobil Corp. Project Series 1984A, Rev., VRDO, 3.90%, 9/1/2023 (a)	300	300
Harris County Industrial Development Corp., Solid Waste Disposal,ExxonMobil Corp. Project Series 1997, Rev., VRDO, 3.87%, 9/1/2023 (a)	11,000	11,000
Houston Higher Education Finance Corp., Rice University Project Series 2010B, Rev., VRDO, 4.00%, 9/8/2023 (a)	4,795	4,795
Houston Housing Finance Corp., Regency Park Apartments, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	11,895	11,895
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2001B-2, Rev., VRDO, 3.85%, 9/1/2023 (a)	500	500
Series 2002B, Rev., VRDO, 3.85%, 9/1/2023 (a)	370	370
Series 2010, Rev., VRDO, 3.85%, 9/1/2023 (a)	8,350	8,350
Series 2012, Rev., VRDO, 3.85%, 9/1/2023 (a)	7,050	7,050
Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 3.99%, 9/1/2023 (a)	11,205	11,205
Midlothian Industrial Development Corp, Holcim Project, Rev., VRDO, LOC : UBS AG, 3.90%, 9/8/2023 (a)	14,200	14,200
Port of Port Arthur Navigation District, Texaco, Inc, Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	2,000	2,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E141, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	28,000	28,000
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Southeast Texas Housing Finance Corp., Piedmont Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,335	11,335
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

71	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/7/2023 (a)	25,000	25,000
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	38,815	38,815
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	14,470	14,470
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	14,065	14,065
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	11,460	11,460
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	21,250	21,250
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	17,195	17,195
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	3,800	3,800
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	14,460	14,460
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Series 2008A, Rev., VRDO, 4.10%, 9/8/2023 (a)	33,600	33,600
Series 2012B, Rev., VRDO, 4.10%, 9/8/2023 (a)	27,710	27,710
Tender Option Bond Trust Receipts/Certificates
Series 2018-XG019, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,550	2,550
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	6,665	6,665
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	6,265	6,265
Series 2022-XF1372, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (b)	3,075	3,075
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a) (b)	7,435	7,435
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Texas Department of Housing and Community Affairs, Lancaster Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,480	11,480
Texas Department of Housing and Community Affairs, Pinnacle Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,465	11,465
Texas Department of Housing and Community Affairs, West Oaks Senior Apartments Series 2008, Rev., VRDO, LIQ : FHLMC, 4.10%, 9/8/2023 (a)	10,675	10,675
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	82,300	82,300
		632,472
Utah — 0.0% ^
City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	2,650	2,650
Virginia — 1.7%
Albemarle County Economic Development Authority, Sentara Martha Jeffers Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,725	2,725
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 4.05%, 9/8/2023 (a)	4,255	4,255
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Series 2003A, Rev., VRDO, 3.95%, 9/8/2023 (a)	22,755	22,755
Series 2003F, Rev., VRDO, 4.06%, 9/8/2023 (a)	700	700
Series 2003D, Rev., VRDO, 4.15%, 9/8/2023 (a)	100	100
Series 2009B, Rev., VRDO, 4.15%, 9/8/2023 (a)	250	250
Norfolk Economic Development Authority, Sentara Health Care Series 2016B, Rev., VRDO, 4.00%, 9/8/2023 (a)	25,000	25,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	6,000	6,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	72

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	64,515	64,515
Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	43,890	43,890
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 4.12%, 9/8/2023 (a) (b)	1,705	1,705
		171,895
Washington — 1.5%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 4.05%, 9/8/2023 (a)	2,400	2,400
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	45,695	45,695
Series 2008B, Rev., VRDO, LOC : Bank of America NA, 4.10%, 9/8/2023 (a)	25,850	25,850
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	18,500	18,500
Port of Vancouver, United Grain Corp., of Oregon Project, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	7,890	7,890
Washington State Housing Finance Commission, Echo Lake Senior Apartments Project, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	17,970	17,970
Washington State Housing Finance Commission, Fairwinds Redmond Project Series 2005A, Rev., VRDO, LOC : FHLB, 4.14%, 9/8/2023 (a)	19,250	19,250
Washington State Housing Finance Commission, Pinehurst Apartments Project Series 2005A, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	12,000	12,000
		159,555
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System Series 2018C, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	12,350	12,350
Wisconsin — 1.5%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 3.84%, 9/1/2023 (a)	1,080	1,080
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.28%, 9/1/2023 (a) (b)	8,000	8,000
Town of Red Cedar, Fairmount Minerals Ltd., Rev., VRDO, LOC : PNC Bank NA, 4.14%, 9/8/2023 (a)	10,000	10,000
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/8/2023 (a)	69,000	69,000
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	21,300	21,300
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2015C, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	19,205	19,205
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 4.05%, 9/8/2023 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (a)	4,000	4,000
		149,985
Wyoming — 0.1%
County of Lincoln, Pollution Control, ExxonMobil Project, Rev., AMT, VRDO, 3.90%, 9/1/2023 (a)	1,340	1,340
Wyoming Community Development Authority
Series 2021-2, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	9,500	9,500
Series 2019-4, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a)	2,500	2,500
		13,340
Total Municipal Bonds (Cost $6,959,164)		6,959,164
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.8%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (b)	21,000	21,000
SEE NOTES TO FINANCIAL STATEMENTS.

73	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
California — continued
Series 4, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (b)	58,500	58,500
Series 1-1362, LIQ : Societe Generale, 4.15%, 9/8/2023# (b)	41,200	41,200
		128,200
Other — 6.5%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	135,300	135,300
Series 5, LIQ : Societe Generale, 4.11%, 9/8/2023# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	15,000	15,000
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	211,000	211,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	51,600	51,600
		675,000
Total Variable Rate Demand Preferred Shares (Cost $803,200)		803,200
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 22.2%
Commercial Paper — 22.2%
Board of Regents of the University of Texas System
Series A, 3.25%, 9/7/2023	25,000	25,000
Series A, 3.55%, 9/7/2023	20,000	20,000
Series A, 3.07%, 9/12/2023	22,300	22,300
Series A, 3.15%, 9/13/2023	15,000	15,000
Series A, 3.25%, 9/14/2023	25,000	25,000
Series A, 3.27%, 9/14/2023	25,000	25,000
Series A, 3.28%, 9/14/2023	15,500	15,500
Series A, 3.30%, 9/14/2023	13,000	13,000
Series A, 3.37%, 9/14/2023	6,500	6,500
Series A, 3.10%, 9/15/2023	20,000	20,000
Series A, 3.30%, 9/20/2023	10,000	10,000
Series A, 3.25%, 9/21/2023	20,000	20,000
Series A, 3.75%, 9/22/2023	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.75%, 10/10/2023	16,000	16,000
Series A, 3.45%, 10/11/2023	25,000	25,000
Series A, 3.45%, 10/16/2023	25,000	25,000
Series A, 3.50%, 10/17/2023	15,000	15,000
3.50%, 10/17/2023	10,500	10,500
Series A, 3.50%, 10/17/2023	10,000	10,000
Series A, 3.50%, 10/17/2023	17,200	17,200
Series A, 3.60%, 10/24/2023	25,000	25,000
Series A, 3.65%, 10/26/2023	20,000	20,000
Series A, 3.40%, 11/8/2023	25,000	25,000
Series A, 3.50%, 1/10/2024	25,000	25,000
Series A, 3.50%, 1/11/2024	25,000	25,000
3.50%, 1/11/2024	25,000	25,000
Series A, 3.50%, 1/17/2024	17,500	17,500
Series A, 3.55%, 2/7/2024	14,653	14,653
Series A, 3.70%, 2/22/2024	10,000	10,000
Board of Trustees Michigan State University
Series G, 3.10%, 9/12/2023	20,759	20,759
California Statewide Communities Development Authority
Series B-6, 3.02%, 10/4/2023	4,050	4,050
Series B-5, 3.00%, 10/11/2023	10,750	10,750
Series D, 3.07%, 10/11/2023	10,000	10,000
Series 9B-2, 3.45%, 10/18/2023	37,000	37,000
Series 9B-1, 3.50%, 1/10/2024	23,000	23,000
Series 9B-3, 3.50%, 1/10/2024	19,000	19,000
City of Atlanta
Series M-1, 3.60%, 9/7/2023	300	300
Series N-2, 3.60%, 9/7/2023	43,630	43,630
Series M-2, 3.65%, 9/7/2023	23,635	23,635
City of Houston
Series B-1, 3.50%, 9/7/2023	20,000	20,000
Series B-1, 3.55%, 9/7/2023	25,000	25,000
Series E-1, 3.10%, 9/14/2023	15,000	15,000
Series G-2, 3.57%, 9/14/2023	40,000	40,000
Series H-2, 3.40%, 9/21/2023	76,000	76,000
City of Jacksonville
Series 94, 3.50%, 9/6/2023	10,000	10,000
Series 2016, 3.60%, 11/7/2023	100,000	100,000
City of Rochester
Series 2014, 3.10%, 9/13/2023	25,000	25,000
Series 2011, 3.60%, 11/7/2023	40,000	40,000
Series 2011, 3.47%, 1/25/2024	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	74

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of San Antonio
Series A, 3.70%, 1/26/2024	20,000	20,000
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	65,000	65,000
Series B, 3.40%, 9/12/2023	49,500	49,500
County of Harris
Series C, 3.45%, 9/6/2023	17,000	17,000
County of King
Series A, 3.10%, 9/12/2023	25,000	25,000
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	80,000	80,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-C, 3.60%, 1/9/2024	50,000	50,000
Series 14-D, 3.50%, 2/1/2024	50,000	50,000
Series 14-E, 3.50%, 2/1/2024	50,000	50,000
Series 14-B, 3.68%, 2/6/2024	50,000	50,000
Indiana Finance Authority
Series D-2, 3.25%, 9/7/2023	110,500	110,500
Jacksonville Aviation Authority
Series 92, 3.30%, 9/7/2023	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.40%, 9/13/2023	20,000	20,000
Series A-1, 3.50%, 10/4/2023	20,000	20,000
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	17,000	17,000
Series B, 3.55%, 10/30/2023	9,557	9,557
Maryland Health and Higher Educational Facilities Authority
Series B, 3.10%, 9/13/2023	8,290	8,290
Massachusetts Bay Transportation Authority
Series A, 3.16%, 10/3/2023	8,750	8,750
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.15%, 10/5/2023	10,000	10,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
3.20%, 1/25/2024	10,000	10,000
Metropolitan Government of Nashville and Davidson County
Series 2021, 3.18%, 10/11/2023	15,000	15,000
Omaha Public Power District
Series A, 3.35%, 9/12/2023	15,000	15,000
Series A, 3.10%, 9/13/2023	12,500	12,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.40%, 10/11/2023	15,000	15,000
Series A, 3.47%, 10/13/2023	10,000	10,000
Series A, 3.22%, 11/8/2023	12,500	12,500
Series A, 3.44%, 12/5/2023	13,700	13,700
Regents of the University of Michigan
Series B, 3.45%, 10/6/2023	11,000	11,000
Rutgers The State University of New Jersey
Series B, 3.30%, 9/12/2023	13,000	13,000
Salt River Project Agricultural Improvement & Power District
Series C, 3.27%, 9/5/2023	35,000	35,000
San Francisco City & County Public Utilities Commission
Series A-1, 3.05%, 9/7/2023	5,000	5,000
Southwestern Illinois Development Authority
Series 17-B, 3.28%, 9/7/2023	49,870	49,870
Series 17-B, 3.35%, 10/12/2023	15,000	15,000
State of Oregon Department of Administrative Services
Series A-2, 3.35%, 9/13/2023	14,426	14,426
State of Oregon Department of Transportation
Series A-1, 3.70%, 10/26/2023	24,620	24,620
Texas Public Finance Authority
Series 16-B, 3.50%, 10/3/2023	12,000	12,000
Series 19, 3.50%, 11/9/2023	58,295	58,295
Trustees of Indiana University
Series 2018, 3.30%, 9/6/2023	13,463	13,462
Series 2018, 3.55%, 9/6/2023	18,852	18,852
University of Minnesota
Series 07-B, 3.35%, 10/4/2023	9,300	9,300
Series 07-C, 3.35%, 10/4/2023	12,000	12,000
Series G, 3.35%, 10/5/2023	12,168	12,168
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 10/11/2023	13,000	13,000
University of Washington
Series A, 3.70%, 10/4/2023	26,000	26,000
Total Commercial Paper (Cost $2,298,567)		2,298,567
Total Short Term Investments (Cost $2,298,567)		2,298,567
SEE NOTES TO FINANCIAL STATEMENTS.

75	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.4% (Cost $10,060,931) *		10,060,931
Other Assets Less Liabilities — 2.6%		266,669
NET ASSETS — 100.0%		10,327,600

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	76

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.6%
Alaska — 2.6%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.95%, 9/1/2023 (a)	25,760	25,760
City of Valdez, Exxon Pipeline Co. Project Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	15,600	15,600
City of Valdez, ExxonMobil Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	200	200
		41,560
Arizona — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,755	2,755
California — 0.9%
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Mkts LLC, 4.65%, 9/1/2023 (a) (b)	10,680	10,680
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1229, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	3,000	3,000
		13,680
Colorado — 3.3%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 4.12%, 9/8/2023 (a)	325	325
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	2,395	2,395
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	3,335	3,335
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.12%, 9/8/2023 (a) (b)	11,250	11,250
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	4,800	4,800
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	2,900	2,900
		51,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.1%
Delaware State Economic Development Authority, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,160	2,160
District of Columbia — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	4,935	4,935
Florida — 5.2%
County of Broward, Power and Light Co., Project
Series 2018A, Rev., AMT, VRDO, 4.10%, 9/1/2023 (a)	8,400	8,400
Rev., VRDO, 4.20%, 9/1/2023 (a)	15,815	15,815
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	10,000	10,000
County of St. Lucie, Power and Light Co. Project, Rev., VRDO, 4.10%, 9/1/2023 (a)	13,000	13,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 4.10%, 9/8/2023 (a)	60	60
Hillsborough County Housing Finance Authority, Hunters Run Partners Ltd. Series 2002A, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	5,525	5,525
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,200	2,200
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 4.30%, 9/8/2023 (a)	4,250	4,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	4,650	4,650
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	8,735	8,735
Series 2023-XL0430, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	2,440	2,440
Series 2023-XF1463, Rev., VRDO, LIQ : TD Bank NA, 4.16%, 9/8/2023 (a) (b)	2,775	2,775
		81,600
Georgia — 7.3%
Atlanta Development Authority (The), Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	1,560	1,560
SEE NOTES TO FINANCIAL STATEMENTS.

77	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 4.37%, 9/8/2023 (a) (b)	60,000	60,000
Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	1,900	1,900
Development Authority of Monroe County (The), Florida Power and Light Co. Project
Rev., AMT, VRDO, 4.20%, 9/1/2023 (a)	49,310	49,310
Series 2019, Rev., AMT, VRDO, 4.10%, 9/8/2023 (a)	2,720	2,720
		115,490
Hawaii — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,945	2,945
Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	3,800	3,800
Illinois — 4.0%
Chicago Midway International Airport, Second Lien Series 2004C-1, Rev., AMT, VRDO, LOC : Bank of Montreal, 4.09%, 9/8/2023 (a)	2,440	2,440
County of Will, ExxonMobil Project
Rev., VRDO, 3.85%, 9/1/2023 (a)	2,630	2,630
Rev., VRDO, 3.85%, 9/1/2023 (a)	1,405	1,405
Illinois Development Finance Authority, Uhlich Children's Home Project, Rev., VRDO, LOC : US Bank NA, 4.06%, 9/8/2023 (a)	2,825	2,825
Illinois Development Finance Authority, Wheaton Academy, Rev., VRDO, LOC : BMO Harris Bank NA, 4.25%, 9/8/2023 (a)	2,500	2,500
Illinois Finance Authority, Housing Hidden Glen Apartments Project Series 2007, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/8/2023 (a)	5,765	5,765
Illinois Finance Authority, St. Ignatius College Prep Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,000	2,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2010B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	2,000	2,000
Illinois Finance Authority, Toyal America, Inc. Project, Rev., VRDO, LOC : MUFG Union Bank NA, 4.10%, 9/8/2023 (a)	6,000	6,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Housing Development Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	1,000	1,000
RIB Floater Trust Various States Series 41, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	1,560	1,560
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,750	2,750
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	15,050	15,050
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,035	6,035
Series 2022-XX1265, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,660	2,660
Series 2016-XG0093, Rev., VRDO, GNMA COLL, LIQ : TD Bank NA, 4.21%, 9/8/2023 (a) (b)	5,970	5,970
		62,590
Indiana — 1.6%
City of Indianapolis, Multi-Family Housing, Nora Commons, Limited Obligations Series 2004B, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/8/2023 (a)	560	560
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	6,835	6,835
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	10,985	10,985
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 4.21%, 9/8/2023 (a)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 4.22%, 9/8/2023 (a)	2,100	2,100
Indiana Housing and Community Development Authority
Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	320	320
Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	240	240
		25,140
Iowa — 2.2%
Iowa Finance Authority, Multi-Family Housing Series B, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	7,875	7,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	78

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	3,000	3,000
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	4,295	4,295
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	850	850
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project, Rev., AMT, VRDO, 4.30%, 9/8/2023 (a)	18,490	18,490
		34,510
Kansas — 0.0% ^
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	780	780
Kentucky — 3.3%
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 4.15%, 9/1/2023 (a)	21,600	21,600
Series 1999C, Rev., VRDO, 4.15%, 9/1/2023 (a)	30,995	30,995
		52,595
Louisiana — 0.6%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010, Rev., VRDO, 3.90%, 9/1/2023 (a)	9,200	9,200
Maryland — 2.2%
Howard County, Housing Commission, Beech's Farm Apartments, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	10,350	10,350
Maryland Community Development Administration Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	6,700	6,700
Maryland Community Development Administration, Housing and Community Development Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	7,690	7,690
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, The Residences at Ellicott Gardens LLC Series 2008C, Rev., VRDO, LIQ : FHLMC, 4.08%, 9/8/2023 (a)	5,575	5,575
Montgomery County Housing Opportunities Commission Series 2023A, Rev., VRDO, FNMA, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	200	200
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G122, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 9/8/2023 (a) (b)	3,800	3,800
		34,315
Massachusetts — 3.6%
Cape Ann Transportation Authority, Rev., RAN, GTD, 4.50%, 7/3/2024	2,000	2,010
Dudley Charlton Regional School District, GO, BAN, 4.50%, 7/25/2024	895	900
Greater Attleboro-Taunton Regional Transit Authority, Rev., RAN, 4.25%, 8/16/2024	8,200	8,234
Lowell Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	3,200	3,220
Massachusetts Development Finance Agency, Boston University Issue Series 2008-U6E, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/1/2023 (a)	3,580	3,580
Massachusetts Health and Educational Facilities Authority, Baystate Medical Centre Series 2009K-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/1/2023 (a)	5,100	5,100
Metrowest Regional Transit Authority, Rev., TRAN, 4.50%, 9/13/2024 (c)	8,895	8,946
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	725	725
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/1/2023 (a) (b)	1,235	1,235
Southeastern Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	6,000	6,037
Tender Option Bond Trust Receipts/Certificates Series 2022-XM0986, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	4,835	4,835
Worcester Regional Transit Authority, Rev., RAN, 4.50%, 6/21/2024	11,400	11,462
		56,284
SEE NOTES TO FINANCIAL STATEMENTS.

79	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 3.7%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	23,000	23,000
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a)	7,110	7,110
Michigan State Housing Development Authority, Single Family Mortgage Series 2009D, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	1,450	1,450
RIB Floater Trust Various States
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	14,800	14,800
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	11,890	11,890
		58,250
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	5,315	5,315
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.15%, 9/1/2023 (a)	1,300	1,300
		6,615
Mississippi — 3.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	5,000	5,000
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	8,075	8,075
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	645	645
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,375	1,375
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,225	1,225
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,850	1,850
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	250	250
Series 2010I, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,675	10,675
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	9,210	9,210
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2007A, Rev., VRDO, 3.90%, 9/1/2023 (a)	10,000	10,000
Series 2010J, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,185	1,185
Series 2010H, Rev., VRDO, 4.00%, 9/1/2023 (a)	3,250	3,250
Series 2010L, Rev., VRDO, 4.00%, 9/1/2023 (a)	925	925
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	695	695
Series 2011D, Rev., VRDO, 4.00%, 9/1/2023 (a)	300	300
		54,660
Missouri — 2.6%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 4.00%, 9/8/2023 (a)	250	250
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	1,380	1,380
Missouri Development Finance Board, The Nelson Gallery Foundation Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	38,850	38,850
		40,480
Nebraska — 0.3%
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	350	350
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,670	4,670
		5,020
Nevada — 1.7%
County of Clark, Industrial Development, Southwest Gas Corp., Project Series 2008A, Rev., AMT, VRDO, LOC : MUFG Union Bank NA, 4.03%, 9/8/2023 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	6,660	6,660
		26,660
New Jersey — 3.7%
Borough of Ringwood, GO, BAN, 5.75%, 4/5/2024	100	102
City of Long Branch, GO, BAN, 5.50%, 1/30/2024	129	130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	80

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
City of Plainfield, GO, BAN, 4.50%, 8/9/2024	4,099	4,126
RIB Floater Trust Various States
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/1/2023 (a) (b)	19,070	19,070
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 4.12%, 9/8/2023 (a) (b)	5,110	5,110
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	5,440	5,440
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	2,500	2,500
Township of Cranbury, GO, BAN, 4.25%, 4/30/2024	4,304	4,317
Township of Howell, GO, TAN, 4.00%, 2/21/2024	10,000	10,024
Township of Manchester Series 2023A, GO, BAN, 4.50%, 5/10/2024	3,750	3,768
Township of Upper Series 2023A, GO, BAN, 4.25%, 8/14/2024	3,000	3,012
		57,599
New York — 11.9%
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	6,525	6,539
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	2,000	2,014
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	2,535	2,535
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	500	500
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	30,135	30,135
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	8,000	8,000
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	1,800	1,800
Metropolitan Transportation Authority Subseries 2012G-2, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,000	1,000
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	7,205	7,205
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 4.15%, 9/8/2023 (a)	1,550	1,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, La Casa Del Sol Series 2005A, Rev., VRDO, LOC : Citibank NA, 4.16%, 9/8/2023 (a)	1,555	1,555
New York City Housing Development Corp., Multi-Family Mortgage, Urban Horizons II LP Series 2005A, Rev., BAN, VRDO, LOC : Citibank NA, 4.16%, 9/8/2023 (a)	1,365	1,365
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	12,620	12,620
Series BB 1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	5,300	5,300
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	1,255	1,255
Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	5,900	5,900
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	650	650
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	8,585	8,585
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	930	930
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	20,000	20,000
New York City Transitional Finance Authority Future Tax Secured Series 2010G-6, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	1,010	1,010
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	225	225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.98%, 9/1/2023 (a)	1,000	1,000
SEE NOTES TO FINANCIAL STATEMENTS.

81	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	1,220	1,220
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	150	150
New York State Housing Finance Agency, 350 West 43rd Street Housing
Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	5,000	5,000
Series 2002A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	19,400	19,400
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	5,300	5,300
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Springville-Griffith Institute Central School District, GO, BAN, 4.75%, 6/28/2024	3,800	3,829
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,045	2,045
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,800	4,800
Triborough Bridge and Tunnel Authority
Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,050	2,050
Series 2001C, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	1,300	1,300
		186,767
North Carolina — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0341, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,130	2,130
Series 2022-ZL0405, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	3,330	3,330
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	4,200	4,200
		9,660
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015E, Rev., VRDO, LIQ : TD Bank NA, 4.06%, 9/8/2023 (a)	5,530	5,530
Ohio — 1.9%
City of Delaware, GO, BAN, 4.63%, 7/3/2024	3,550	3,571
City of Westlake, Community Services Improvement Notes, GO, BAN, 4.25%, 8/29/2024	2,500	2,511
County of Belmont, Various Purpose General Obligation Limited Tax, GO, BAN, 4.50%, 8/15/2024	3,590	3,613
County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association Series 2002A, Rev., VRDO, LOC : Northern Trust Co. (The), 4.04%, 9/8/2023 (a)	2,400	2,400
Ohio Housing Finance Agency, Mortgage-Backed Securities Program
Series F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.03%, 9/8/2023 (a)	4,105	4,105
Series I, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.03%, 9/8/2023 (a)	4,540	4,540
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,800	2,800
Series 2022-XX1266, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,750	6,750
		30,290
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,220	2,220
Oregon — 1.8%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 4.11%, 9/8/2023 (a)	210	210
Port of Portland Airport Series 18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.10%, 9/8/2023 (a)	10,785	10,785
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.05%, 9/8/2023 (a)	10,680	10,680
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	82

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.13%, 9/1/2023 (a)	4,325	4,325
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1493, Rev., VRDO, LIQ : Bank of America NA, 4.18%, 9/8/2023 (a) (b)	2,085	2,085
		28,085
Other — 3.2%
FHLMC, Multi-Family VRD Certificates
Series M017, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a) (b)	31,557	31,557
Series M028, Rev., VRDO, LIQ : FHLMC, 4.14%, 9/8/2023 (a) (b)	7,495	7,495
Series M019, Rev., VRDO, LIQ : FHLMC, 4.50%, 9/8/2023 (a) (b)	2,226	2,226
Series M025, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	5,630	5,630
Series M026, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	3,365	3,365
		50,273
Pennsylvania — 2.5%
Fayette County Hospital Authority Series B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	1,800	1,800
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (a)	2,550	2,550
Pennsylvania Turnpike Commission, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	5,600	5,600
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	4,000	4,000
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,665	2,665
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	2,500	2,500
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 4.14%, 9/8/2023 (a) (b)	11,375	11,375
		38,705
Tennessee — 1.5%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 4.27%, 9/8/2023 (a)	4,030	4,030
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.94%, 9/1/2023 (a)	8,350	8,350
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	5,400	5,400
		22,990
Texas — 4.1%
Calhoun Port Authority, Formosa Plastics Corp. Project Series 2011A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.16%, 9/8/2023 (a) (b)	10,000	10,000
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.15%, 9/8/2023 (a)	4,780	4,780
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Rev., VRDO, 3.99%, 9/1/2023 (a)	1,095	1,095
Rev., VRDO, 3.99%, 9/1/2023 (a)	5,000	5,000
Harris County Industrial Development Corp., Exxon Corp Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,600	2,600
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001, Subseries B-3, Rev., VRDO, 3.85%, 9/1/2023 (a)	100	100
Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 3.99%, 9/1/2023 (a)	395	395
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 4.20%, 9/8/2023 (a)	5,645	5,645
SEE NOTES TO FINANCIAL STATEMENTS.

83	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, Veterans Housing Assistance Program Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 4.20%, 9/8/2023 (a)	2,955	2,955
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,700	5,700
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1448, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,050	2,050
Series 2022-XM1050, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (b)	950	950
Series 2022-XM1056, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,750	3,750
Series 2023-XF1447, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,000	2,000
Series 2023-XG0444, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XF1392, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	4,890	4,890
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	6,000	6,000
		64,785
Utah — 0.9%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.75%, 9/1/2023 (a)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,920	2,920
Series 2022-XG0364, Rev., VRDO, LIQ : Bank of America NA, 4.12%, 9/8/2023 (a) (b)	4,505	4,505
		14,925
Virginia — 0.9%
Botetourt County Industrial Development Authority, Altec Industries, Rev., VRDO, LOC : Bank of America NA, 4.25%, 9/8/2023 (a)	7,400	7,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Harrisonburg Economic Development Authority, Health Care Facility, Sentara Health Series 2023, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/8/2023 (a)	4,200	4,200
Virginia College Building Authority, University of Richmond Project Series 2006, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,100	2,100
		13,700
Washington — 0.9%
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	6,920	6,920
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,630	2,630
		14,550
Wisconsin — 1.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0447, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,750	6,750
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	8,000	8,000
Wisconsin Housing and Economic Development Authority Housing Series 2022C, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (a)	4,650	4,650
		19,400
Total Municipal Bonds (Cost $1,346,703)		1,346,703
	SHARES (000)
Variable Rate Demand Preferred Shares — 3.0%
Other — 3.0%
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	20,000	20,000
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	84

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
Other — continued
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $47,500)		47,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 11.6%
Commercial Paper — 11.6%
Board of Regents of the University of Texas System
Series A, 3.30%, 9/20/2023	10,000	10,000
City of Atlanta
Series N-2, 3.60%, 9/7/2023	15,900	15,900
Series M-2, 3.65%, 9/7/2023	25,700	25,700
City of Houston
Series G-2, 3.25%, 9/14/2023	5,000	5,000
Series H-2, 3.40%, 9/21/2023	13,000	13,000
Series E-1, 3.70%, 10/3/2023	5,000	5,000
City of Jacksonville
Series 94, 3.50%, 9/6/2023	5,000	5,000
Series 2016, 3.60%, 11/7/2023	11,000	11,000
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	10,000	10,000
Series B, 3.40%, 9/12/2023	10,000	10,000
County of Harris Toll Road
3.70%, 2/14/2024	5,330	5,330
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	10,000	10,000
Health Care Authority of the City of Huntsville (The)
3.60%, 9/26/2023	10,000	10,000
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	4,913	4,913
Miami Dade College Foundation, Inc.
Series 2021, 3.40%, 9/7/2023	8,000	8,000
Omaha Public Power District
Series A, 3.70%, 11/28/2023	12,500	12,500
San Francisco City & County Airport Comm-San Francisco International Airport
Series A-3, 3.30%, 9/13/2023	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
University of North Texas System
Series A, 3.58%, 11/15/2023	13,650	13,650
Total Commercial Paper (Cost $182,993)		182,993
Total Short Term Investments (Cost $182,993)		182,993
Total Investments — 100.2% (Cost $1,577,196) *		1,577,196
Liabilities in Excess of Other Assets — (0.2)%		(3,466)
NET ASSETS — 100.0%		1,573,730

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

85	J.P. Morgan Money Market Funds	August 31, 2023

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	86

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 65.4%
California — 65.4%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2009A, Rev., VRDO, LOC : Bank of America NA, 2.82%, 9/6/2023 (a)	635	635
Alameda County Industrial Development Authority, JMS Family Partnership Series 1995A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	3,330	3,330
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a)	1,760	1,760
Alameda Public Financing Authority Series 2003A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.95%, 9/8/2023 (a)	300	300
Bay Area Toll Authority
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 9/1/2023 (a)	11,520	11,520
Series 2019D, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.00%, 9/8/2023 (a)	4,500	4,500
Series 2007C-2, Rev., VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 9/8/2023 (a)	600	600
Series 2007G-1, Rev., VRDO, LOC : Bank of America NA, 2.75%, 9/8/2023 (a)	910	910
California Economic Development Financing Authority, Killion Industries Project, Rev., VRDO, LOC : Union Bank of California, 4.00%, 9/8/2023 (a)	3,700	3,700
California Educational Facilities Authority, Institute of Technology
Rev., VRDO, 2.80%, 9/8/2023 (a)	7,650	7,650
Series A, Rev., VRDO, 3.07%, 9/8/2023 (a)	5,600	5,600
California Health Facilities Financing Authority, Adventist Health System Series 2009B, Rev., VRDO, LOC : US Bank NA, 2.45%, 9/1/2023 (a)	4,315	4,315
California Health Facilities Financing Authority, Memorial Health Services
Rev., VRDO, 2.80%, 9/8/2023 (a)	400	400
Series 2013A, Rev., VRDO, 2.80%, 9/8/2023 (a)	100	100
California Health Facilities Financing Authority, Scripps Health
Series 2010B, Rev., VRDO, 2.15%, 9/8/2023 (a)	600	600
Series 2010C, Rev., VRDO, 2.15%, 9/8/2023 (a)	1,280	1,280
California Health Facilities Financing Authority, Stanford Hospital and Clinics Series 2008B-2, Rev., VRDO, 3.05%, 10/4/2023 (a)	3,650	3,650
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 4.00%, 9/8/2023 (a)	350	350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.84%, 9/8/2023 (a)	990	990
California Infrastructure and Economic Development Bank, Pleasant Mattress Inc. Series 2000A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	280	280
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2005, Rev., VRDO, 2.47%, 9/1/2023 (a)	9,850	9,850
California Municipal Finance Authority, Mult-Family Housing,Garden Brook Senior Series 2018A, Rev., VRDO, LOC : FHLB, 2.82%, 9/8/2023 (a)	100	100
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.05%, 9/8/2023 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project
Series 2010B, Rev., VRDO, 2.45%, 9/1/2023 (a)	770	770
Series 2010C, Rev., VRDO, 2.50%, 9/1/2023 (a)	4,115	4,115
California Pollution Control Financing Authority, Big Bear Disposal, Inc., Project, Rev., VRDO, LOC : Union Bank NA, 3.00%, 9/8/2023 (a)	420	420
California Pollution Control Financing Authority, ExxonMobil Project Series 2001, Rev., VRDO, 2.59%, 9/1/2023 (a)	305	305
California Public Finance Authority, Sharp Healthcare
Series 2017B, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/1/2023 (a)	300	300
Series 2017C, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/1/2023 (a)	6,390	6,390
California School Cash Reserve Program Authority Series 2024A, Rev., 5.00%, 6/28/2024	3,000	3,044
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : Bank of the West, 3.77%, 9/8/2023 (a)	800	800
California Statewide Communities Development Authority, HSG Foxwood Series 1999J, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.74%, 9/8/2023 (a)	1,200	1,200
California Statewide Communities Development Authority, Multifamily Horizons Indio Series 2005F, Rev., VRDO, LOC : Citibank NA, 2.95%, 9/8/2023 (a)	910	910
SEE NOTES TO FINANCIAL STATEMENTS.

87	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Olen Jones Senior Apartments Series 2002BB, Rev., VRDO, LOC : Citibank NA, 2.95%, 9/8/2023 (a)	595	595
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.65%, 9/1/2023 (a)	300	300
Series 2008C, Rev., VRDO, LOC : Northern Trust Co. (The), 3.00%, 9/8/2023 (a)	2,100	2,100
California Statewide Communities Development Authority, Salvation Army Series 2003EEE, Rev., VRDO, LOC : FNMA, 3.44%, 9/8/2023 (a)	3,800	3,800
California Statewide Communities Development Authority, Sweep Loan Program Series 2007A, Rev., VRDO, LOC : US Bank NA, 2.35%, 9/8/2023 (a)	925	925
Central Contra Costa Sanitary District, COP, 5.00%, 9/1/2023	5,125	5,125
City of Big Bear Lake, Southwest Gas Corp., Project Series 1993A, Rev., AMT, VRDO, LOC : Bank of America NA, 3.90%, 9/8/2023 (a)	850	850
City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Series 2001A, VRDO, LOC : State Street Bank & Trust Co., 2.56%, 9/1/2023 (a)	400	400
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 2.45%, 9/1/2023 (a)	3,925	3,925
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.61%, 9/1/2023 (a)	1,000	1,000
City of Irvine, Assessment District No. 93-14, Limited Obligation Improvement, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.61%, 9/1/2023 (a)	2,100	2,100
City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.45%, 9/1/2023 (a)	1,412	1,412
City of Los Angeles, Rev., TRAN, 5.00%, 6/27/2024	7,000	7,100
City of Riverside
Series 2008A, Rev., VRDO, LOC : Barclays Bank plc, 2.85%, 9/8/2023 (a)	550	550
COP, VRDO, LOC : Bank of America NA, 3.11%, 9/8/2023 (a)	4,150	4,150
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
County of San Bernardino, Evergreen Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	2,900	2,900
County of San Bernardino, Green Valley Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	2,515	2,515
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	950	950
County of San Bernardino, Sycamore Terrace Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	700	700
County of San Diego
COP, VRDO, LOC : Northern Trust Co. (The), 3.21%, 9/8/2023 (a)	3,450	3,450
COP, VRDO, LOC : Wells Fargo Bank NA, 3.33%, 9/8/2023 (a)	100	100
Los Angeles County Schools, Pooled Financing Program Series A, Rev., TRAN, 5.00%, 6/28/2024 (b)	3,000	3,043
Los Angeles Department of Water and Power, Power System
Series 2001B-3, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/1/2023 (a)	795	795
Series 2021A-1, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 9/1/2023 (a)	2,110	2,110
Series 2023C-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2023 (a)	3,500	3,500
Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.00%, 9/1/2023 (a)	1,650	1,650
Series 2001B, Subseries B1, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 9/8/2023 (a)	2,000	2,000
Series 2001B, Subseries B-7, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 9/8/2023 (a)	750	750
Los Angeles Department of Water and Power, Water System
Series 2019A-1, Rev., VRDO, LIQ : Barclays Bank plc, 2.56%, 9/1/2023 (a)	3,000	3,000
Series 2019A, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/1/2023 (a)	2,830	2,830
Series 2021A-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2023 (a)	100	100
Series 2001B-3, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/8/2023 (a)	50	50
Metropolitan Water District of Southern California Series 2017A, Rev., VRDO, LIQ : PNC Bank NA, 2.72%, 9/1/2023 (a)	450	450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	88

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Mkts LLC, 4.65%, 9/1/2023 (a) (c)	4,000	4,000
Orange County Water District Series 2003A, COP, VRDO, LOC : Bank of America NA, 2.80%, 9/8/2023 (a)	6,110	6,110
Rancho Water District Community Facilities District No. 89-5, VRDO, LOC : Wells Fargo Bank NA, 3.16%, 9/8/2023 (a)	260	260
RBC Municipal Products, Inc. Trust, Floater Certificates Series G118, VRDO, LOC : Royal Bank of Canada, 4.01%, 10/2/2023 (a) (c)	1,050	1,050
Regents of the University of California Medical Center Pooled
Series 2007B-1, Rev., VRDO, 2.80%, 9/1/2023 (a)	1,550	1,550
Series 2013K, Rev., VRDO, 2.80%, 9/1/2023 (a)	11,100	11,100
RIB Floater Trust Various States
Series 2022-042, Rev., VRDO, LIQ : Barclays Bank plc, 4.02%, 9/1/2023 (a) (c)	1,850	1,850
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 4.02%, 9/1/2023 (a) (c)	1,975	1,975
Series 40, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/8/2023 (a) (c)	1,625	1,625
Riverside County Housing Authority, Tyler Springs Apartments Series 1999C, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	425	425
Sacramento County Housing Authority Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.78%, 9/8/2023 (a)	3,200	3,200
Sacramento County Housing Authority, Terrace Apartments, Rev., VRDO, FNMA, LIQ : FNMA, 2.72%, 9/8/2023 (a)	1,175	1,175
Sacramento Municipal Utility District Series 2023C, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/1/2023 (a)	6,000	6,000
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 4.17%, 9/8/2023 (a)	2,445	2,445
San Diego Unified School District Series A, Rev., TRAN, 5.00%, 6/28/2024	1,250	1,269
San Francisco City and County Redevelopment Agency Successor Agency, Maria Manor Apartments Series 2000F, Rev., VRDO, LOC : Citibank NA, 3.09%, 9/8/2023 (a)	725	725
Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.84%, 9/8/2023 (a)	200	200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2008M, Rev., VRDO, LOC : Bank of America NA, 3.14%, 9/8/2023 (a)	6,300	6,300
Sequoia Union High School District, Rev., TRAN, 3.50%, 1/31/2024	7,905	7,915
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.89%, 9/1/2023 (a)	16,450	16,450
State of California Series 2003C-1, GO, VRDO, LOC : TD Bank NA, 2.80%, 9/8/2023 (a)	1,385	1,385
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1040, Rev., VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a) (c)	4,325	4,325
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	2,000	2,000
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-ZL0410, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.08%, 9/8/2023 (a) (c)	5,000	5,000
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	470	470
Series 2022-XF1323, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XF1386, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,915	2,915
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,705	1,705
Series 2022-XF1438, GO, VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,485	1,485
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	7,750	7,750
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	3,130	3,130
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,900	1,900
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,840	3,840
SEE NOTES TO FINANCIAL STATEMENTS.

89	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2022-XM1014, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,270	5,270
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,665	2,665
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	6,700	6,700
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,675	4,675
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,500	2,500
Series 2022-ZL0231, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,330	1,330
Series 2022-ZL0233, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,000	1,000
Series 2022-ZL0242, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,800	1,800
Series 2022-ZL0287, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,905	5,905
Series 2023-XF1524, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,000	1,000
Series 2023-XG0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	1,360	1,360
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,285	5,285
Series 2023-XL0445, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2023-XM1114, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,335	3,335
Series 2022-XX1215, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-YX1229, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,880	1,880
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (c)	2,500	2,500
Series 2022-XF1384, Rev., VRDO, LIQ : TD Bank NA, 4.12%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 4.14%, 9/8/2023 (a) (c)	4,690	4,690
University of California
Series 2013AL-4, Rev., VRDO, 2.85%, 9/1/2023 (a)	11,070	11,070
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2013AL-3, Rev., VRDO, 2.90%, 9/1/2023 (a)	8,950	8,950
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/8/2023 (a)	300	300
		358,878
Total Municipal Bonds (Cost $358,878)		358,878
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.3%
California — 9.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (c)	12,000	12,000
Nuveen California Quality Municipal Income Fund
Series 4, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (c)	14,000	14,000
Series 1-1362, LIQ : Societe Generale, 4.15%, 9/8/2023# (c)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $51,000)		51,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 25.6%
Commercial Paper — 25.6%
California Educational Facilities Authority
3.05%, 10/23/2023	1,000	1,000
California Statewide Communities Development Authority
Series 08-C, 3.28%, 9/14/2023	5,000	5,000
Series 9B-4, 3.35%, 9/19/2023	6,000	6,000
Series 09-D, 3.35%, 9/20/2023	6,000	6,000
Series B-6, 3.02%, 10/4/2023	7,000	7,000
Series B-5, 3.00%, 10/11/2023	3,000	3,000
Series D, 3.07%, 10/11/2023	10,000	10,000
Series 9B-1, 3.50%, 1/10/2024	7,000	7,000
City & County of San Francisco
Series A-4, 3.15%, 9/13/2023	5,000	5,000
County of Los Angeles
3.30%, 10/17/2023	20,000	20,000
Municipal Improvement Corp. of Los Angeles
Series A-3, 3.00%, 9/13/2023	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	90

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A-1, 3.10%, 10/17/2023	2,000	2,000
San Diego County Water Authority
Series 10, 3.04%, 9/6/2023	11,000	11,000
Series 10, 3.30%, 10/17/2023	14,900	14,900
San Francisco City & County Airport Comm-San Francisco International Airport
Series A-1, Rev., AMT, 3.10%, 9/13/2023	5,000	5,000
State of California
Series A-7, 2.80%, 9/6/2023	500	500
Series A-3, 3.20%, 9/6/2023	12,000	12,000
Series A-1, 3.52%, 9/21/2023	7,000	7,000
Series 11A5, 3.18%, 11/7/2023	4,000	4,000
University of California
Series A, 3.00%, 9/13/2023	7,000	7,000
Series A, 3.05%, 9/27/2023	2,000	2,000
Total Commercial Paper (Cost $140,400)		140,400
Total Short Term Investments (Cost $140,400)		140,400
Total Investments — 100.3% (Cost $550,278) *		550,278
Liabilities in Excess of Other Assets — (0.3)%		(1,392)
NET ASSETS — 100.0%		548,886

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

91	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.4%
New York — 94.4%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 4.08%, 9/8/2023 (a)	2,245	2,245
Alfred Almond Central School District, GO, BAN, 4.75%, 7/17/2024	4,255	4,287
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 4.10%, 9/8/2023 (a)	10,405	10,405
Ballston Spa Central School District, GO, BAN, 4.25%, 9/13/2024 (b)	2,915	2,926
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	8,000	8,017
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	5,150	5,150
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,780	22,780
Bemus Point Central School District, GO, BAN, 4.50%, 7/25/2024	246	248
Build NYC Resource Corp., Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	150	150
Byron-Bergen Central School District, GO, BAN, 4.75%, 6/14/2024	8,000	8,051
Cato-Meridian Central School District, GO, BAN, 4.00%, 9/22/2023	365	365
Chenango Valley Central School District, GO, BAN, 4.60%, 6/27/2024	9,000	9,063
City of Hudson, GO, BAN, 4.60%, 6/21/2024	4,996	5,029
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	3,954	3,982
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	2,100	2,100
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	375	375
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	4,875	4,875
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,115	5,115
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	600	600
Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,250	4,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2022
Series 2022D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	800	800
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	8,935	8,935
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	10,000	10,000
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	2,435	2,435
City of Peekskill, GO, BAN, 4.25%, 8/23/2024	1,650	1,657
City of Rome, GO, BAN, 4.75%, 6/12/2024	7,523	7,568
Clarkstown Central School District, GO, TAN, 3.75%, 12/1/2023 (b)	13,000	13,011
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 4.09%, 9/8/2023 (a)	2,365	2,365
Glen Cove City School District, GO, BAN, 4.25%, 6/27/2024 (b)	7,715	7,743
Haldane Central School District Series 2023B, GO, BAN, 4.50%, 8/23/2024	365	367
Hornell City School District, GO, BAN, 4.25%, 6/28/2024	6,000	6,024
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	11,000	11,000
Metropolitan Transportation Authority
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,630	2,630
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,700	4,700
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	1,000	1,000
Subseries G-4, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	13,030	13,030
Series 2020, Subseries B-2, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	3,700	3,700
Series 2020B, Subseries B-1, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	32,540	32,540
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,950	5,950
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	13,660	13,660
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	92

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	32,695	32,695
Series 2005, Subseries E-2, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a)	4,241	4,242
Mineola Union Free School District, GO, TAN, 4.25%, 6/26/2024 (b)	6,000	6,023
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 4.01%, 9/8/2023 (a)	4,100	4,100
New York City Housing Development Corp., Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	3,200	3,200
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 3.98%, 9/8/2023 (a)	5,000	5,000
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 4.15%, 9/8/2023 (a)	6,440	6,440
New York City Housing Development Corp., Multi-Family Mortgage, Elliott Chelsea Development Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.05%, 9/8/2023 (a)	30,095	30,095
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 4.14%, 9/8/2023 (a)	3,250	3,250
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 4.00%, 9/8/2023 (a)	800	800
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 4.12%, 9/8/2023 (a)	51,500	51,500
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	2,315	2,315
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	25,050	25,050
Series 2000A, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 4.12%, 9/8/2023 (a)	3,550	3,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 4.08%, 9/8/2023 (a)	26,600	26,600
New York City Housing Development Corp., Nagle Courtyard Apartments Series 2004A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	3,800	3,800
New York City Housing Development Corp., Ogden Ave Ltd. Partnership Series 2004A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	1,160	1,160
New York City Housing Development Corp., West 26th Street Development
Series 2012A, Rev., VRDO, LIQ : FHLMC, 4.00%, 9/8/2023 (a)	3,650	3,650
Series 2011A, Rev., AMT, VRDO, LIQ : FHLMC, 4.06%, 9/8/2023 (a)	7,300	7,300
New York City Industrial Development Agency, Civic Facility, Rev., VRDO, LOC : TD Bank NA, 4.06%, 9/8/2023 (a)	4,825	4,825
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.65%, 9/1/2023 (a)	16,195	16,195
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	3,330	3,330
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	75	75
Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	14,450	14,450
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	2,800	2,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-1, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	15,250	15,250
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	500	500
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	15,425	15,425
SEE NOTES TO FINANCIAL STATEMENTS.

93	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	4,050	4,050
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	22,845	22,845
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series 2016AA-2, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	9,930	9,930
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	5,000	5,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	3,800	3,800
New York City Transitional Finance Authority Future Tax Secured Series 2014B-3, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	13,275	13,275
New York City Transitional Finance Authority, Future Tax Secured
Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,000	3,000
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,925	3,925
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	10,280	10,280
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	18,335	18,335
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 2003A-4, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	10,500	10,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	700	700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	10,305	10,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	2,575	2,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	1,100	1,100
New York State Dormitory Authority, Columbia University
Series 2009A, Rev., VRDO, 3.65%, 9/8/2023 (a)	4,985	4,985
Series 2003B, Rev., VRDO, 3.85%, 9/8/2023 (a)	3,885	3,885
New York State Dormitory Authority, Cornell University
Series 2019B, Rev., VRDO, LIQ : US Bank NA, 4.10%, 9/1/2023 (a)	4,300	4,300
Series 2004A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.99%, 9/8/2023 (a)	600	600
Series 2004B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.99%, 9/8/2023 (a)	100	100
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 4.07%, 9/8/2023 (a)	550	550
New York State Dormitory Authority, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,555	1,555
New York State Dormitory Authority, Personal Income Tax Series 2020A, Rev., 5.00%, 9/15/2023	5,000	5,003
New York State Dormitory Authority, Royal Charter Properties, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	780	780
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.75%, 9/8/2023 (a)	20,900	20,900
Series 2004, Subseries C3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.80%, 9/8/2023 (a)	17,000	17,000
Series 2005A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.03%, 9/8/2023 (a)	400	400
Series 2005, Subseries A3, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.05%, 9/8/2023 (a)	920	920
Series 2004, Subseries C1, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.07%, 9/8/2023 (a)	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	94

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2004, Subseries C2, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.08%, 9/8/2023 (a)	32,310	32,310
Series 2010A-1, Rev., VRDO, LOC : Scotiabank, 4.08%, 9/8/2023 (a)	400	400
Series 2010A-3, Rev., VRDO, LOC : Scotiabank, 4.08%, 9/8/2023 (a)	200	200
New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	10,940	10,940
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	40,400	40,400
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	21,815	21,815
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	36,025	36,025
New York State Housing Finance Agency, 29 Flatbush Avenue Housing
Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.10%, 9/8/2023 (a)	27,875	27,875
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.10%, 9/8/2023 (a)	1,165	1,165
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.27%, 9/8/2023 (a)	7,825	7,825
New York State Housing Finance Agency, 350 West 43rd Street Housing
Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	5,970	5,970
Series 2002A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	35,800	35,800
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	2,400	2,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.27%, 9/8/2023 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	650	650
New York State Housing Finance Agency, Clarkstown Maplewood Gardens Series 2009A, Rev., VRDO, LOC : FHLMC, 4.11%, 9/8/2023 (a)	1,000	1,000
New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.10%, 9/8/2023 (a)	27,510	27,510
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a)	2,045	2,045
New York State Housing Finance Agency, East 102nd Street Realty LLC Series 2002A, Rev., VRDO, LOC : Federal Home Loan Mtg, 3.98%, 9/8/2023 (a)	12,000	12,000
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 3.98%, 9/8/2023 (a)	4,440	4,440
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.12%, 9/8/2023 (a)	10,100	10,100
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 3.95%, 9/8/2023 (a)	37,700	37,700
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	400	400
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	3,400	3,400
Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	2,100	2,100
Newark Valley Central School District, GO, BAN, 4.00%, 9/1/2023	1,107	1,107
Oneida County Industrial Development Agency, Champion Home Builders Co., Rev., VRDO, LOC : Wells Fargo Bank NA, 4.10%, 9/8/2023 (a)	6,820	6,820
SEE NOTES TO FINANCIAL STATEMENTS.

95	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 4.10%, 9/8/2023 (a)	7,110	7,110
Owego Apalachin Central School District, GO, BAN, 4.50%, 8/16/2024	2,439	2,456
Penn Yan Central School District, GO, BAN, 4.50%, 9/13/2024 (b)	565	568
Port Authority of New York and New Jersey Series 186, Rev., AMT, 5.00%, 10/15/2023	7,000	7,013
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 23, Rev., VRDO, LIQ : Barclays Bank plc, 3.21%, 9/1/2023 (a) (c)	2,225	2,225
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (c)	16,420	16,420
Series 2018-E126, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (c)	22,850	22,850
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 4.16%, 9/8/2023 (a) (c)	61,825	61,825
RIB Floater Trust Various States
Series 12, Rev., VRDO, LIQ : Barclays Bank plc, 2.89%, 9/1/2023 (a) (c)	10,305	10,305
Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 3.24%, 9/1/2023 (a) (c)	22,960	22,960
Roslyn Union Free School District, GO, BAN, 4.25%, 8/29/2024	1,458	1,464
Skaneateles Central School District, GO, BAN, 4.50%, 8/15/2024	1,370	1,379
Springville-Griffith Institiute Central School District Series 2023A, GO, BAN, 4.50%, 8/16/2024	2,096	2,110
Springville-Griffith Institute Central School District, GO, BAN, 4.75%, 6/28/2024	8,000	8,060
State of New York Mortgage Agency Homeowner Mortgage
Series 247, Rev., VRDO, LIQ : TD Bank NA, 3.95%, 9/8/2023 (a)	23,060	23,060
Series 249, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	7,125	7,125
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/8/2023 (a)	38,795	38,795
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3090, Rev., VRDO, LIQ : Citibank NA, 4.07%, 9/8/2023 (a) (c)	3,970	3,970
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XF2996, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	9,565	9,565
Series 2022-XG0428, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XM1058, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	3,280	3,280
Series 2023-XF3078, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.08%, 9/8/2023 (a) (c)	9,215	9,215
Series 2023-XL0414, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	2,000	2,000
Series 2018-XM0692, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	9,600	9,600
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	7,220	7,220
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,545	1,545
Series 2022-XF1312, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,665	3,665
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,045	2,045
Series 2022-XF1354, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,325	2,325
Series 2022-XF1374, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	13,575	13,575
Series 2022-XF1377, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	11,590	11,590
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XF1402, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,285	3,285
Series 2022-XF1443, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,825	2,825
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-XF2985, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	2,630	2,630
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	10,700	10,700
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	96

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XF3013, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	13,520	13,520
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XG0383, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,305	3,305
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	8,625	8,625
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,670	1,670
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	2,860	2,860
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	6,315	6,315
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	2,750	2,750
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	3,250	3,250
Series 2022-XX1212, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	22,355	22,355
Series 2022-XX1227, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,500	5,500
Series 2022-XX1232, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,970	4,970
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,630	5,630
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,635	1,635
Series 2022-ZL0250, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,000	5,000
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	2,240	2,240
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	5,000	5,000
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	1,840	1,840
Series 2023-XF1442, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,565	3,565
Series 2023-XF1450, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	4,790	4,790
Series 2023-XF1455, Rev., VRDO, AGM-CR, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,800	1,800
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	8,900	8,900
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	11,110	11,110
Series 2023-XF1543, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,600	1,600
Series 2023-XF1589, GO, VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	2,000	2,000
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	4,525	4,525
Series 2023-XF3135, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2023-XL0416, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	6,710	6,710
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,210	5,210
SEE NOTES TO FINANCIAL STATEMENTS.

97	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	8,290	8,290
Series 2017-XF2419, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	3,285	3,285
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	9,320	9,320
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	5,220	5,220
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XF1358, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (c)	12,000	12,000
Series 2022-XF1370, Rev., VRDO, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (c)	3,330	3,330
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (c)	5,995	5,995
Series 2023-XF1480, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (c)	5,840	5,840
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (c)	2,150	2,150
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	800	800
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	5,350	5,350
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 4.13%, 9/8/2023 (a) (c)	2,070	2,070
Series 2022-ZL0273, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	930	930
Town of Amherst, GO, BAN, 4.75%, 11/3/2023	5,000	5,011
Town of Lewisboro, GO, BAN, 5.75%, 4/12/2024	3,048	3,085
Triborough Bridge and Tunnel Authority
Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	37,900	37,900
Series 2001C, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	5,000	5,000
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	49,925	49,925
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	30,340	30,340
Series 2005A, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	300	300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Trust for Cultural Resources of The City of New York (The), American Museum Series 2014B-2, Rev., VRDO, 4.10%, 4/29/2024 (a)	9,895	9,895
Trust for Cultural Resources of The City of New York, American Museum of Natural History Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.90%, 9/8/2023 (a)	2,715	2,715
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 3.85%, 9/8/2023 (a)	34,475	34,475
Series 2006A-2, Rev., VRDO, 3.85%, 9/8/2023 (a)	14,145	14,145
Village of Endicott, GO, BAN, 4.25%, 8/23/2024	13,378	13,431
Village of Pelham NY, GO, BAN, 4.25%, 9/13/2024 (b)	9,449	9,491
Village of Scotia, GO, BAN, 4.75%, 6/28/2024	3,800	3,826
West Genesee Central School District Series 2023B, GO, BAN, 4.75%, 7/19/2024	4,862	4,899
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,260	1,260
Windham-Ashland-Jewett Central School District, GO, BAN, 5.00%, 6/21/2024	2,300	2,321
		2,011,192
Total Municipal Bonds (Cost $2,011,192)		2,011,192
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.0%
New York — 7.0%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 5, LIQ : TD Bank NA, 4.10%, 9/8/2023# (c)	40,000	40,000
Series 1, LIQ : Societe Generale, 4.11%, 9/8/2023# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 4.11%, 9/8/2023# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (c)	43,200	43,200
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 4.15%, 9/8/2023# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $149,100)		149,100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	98

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 101.4% (Cost $2,160,292) *		2,160,292
Liabilities in Excess of Other Assets — (1.4)%		(29,510)
NET ASSETS — 100.0%		2,130,782

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

99	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$54,306,809	$1,185,077	$2,825,855
Repurchase agreements, at value	22,173,000	—	75,000
Cash	1,125,010	2	3
Receivables:
Interest from non-affiliates	205,456	5,532	7,383
Total Assets	77,810,275	1,190,611	2,908,241
LIABILITIES:
Payables:
Distributions	229,847	2,879	11,789
Investment securities purchased	120,000	6,500	—
Accrued liabilities:
Investment advisory fees	5,314	73	77
Administration fees	2,551	34	19
Distribution fees	1	—	—
Service fees	4,877	29	—
Custodian and accounting fees	119	10	32
Trustees’ and Chief Compliance Officer’s fees	22	—	4
Other	1,060	67	61
Total Liabilities	363,791	9,592	11,982
Net Assets	$77,446,484	$1,181,019	$2,896,259
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	100

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$77,451,476	$1,181,115	$2,896,164
Total distributable earnings (loss)	(4,992)	(96)	95
Total Net Assets	$77,446,484	$1,181,019	$2,896,259
Net Assets:
Academy	$647,802	$—	$—
Agency	3,084,572	105,028	—
Agency SL	—	—	2,896,259
Capital	38,476,887	228,669	—
Empower	349,908	—	—
IM	12,549,608	425,709	—
Institutional Class	16,365,788	421,613	—
Morgan	3,224,170	—	—
Premier	2,744,504	—	—
Reserve	3,245	—	—
Total	$77,446,484	$1,181,019	$2,896,259
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	647,599	—	—
Agency	3,082,576	105,014	—
Agency SL	—	—	2,895,634
Capital	38,465,913	228,629	—
Empower	349,814	—	—
IM	12,545,501	425,687	—
Institutional Class	16,360,457	421,572	—
Morgan	3,221,785	—	—
Premier	2,743,262	—	—
Reserve	3,243	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—	$—
Agency	1.0006	1.0001	—
Agency SL	—	—	1.0002
Capital	1.0003	1.0002	—
Empower	1.0003	—	—
IM	1.0003	1.0001	—
Institutional Class	1.0003	1.0001	—
Morgan	1.0007	—	—
Premier	1.0005	—	—
Reserve	1.0006	—	—
Cost of investments in non-affiliates	$54,305,081	$1,185,173	$2,825,599
Cost of repurchase agreements	22,173,000	—	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

101	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$35,145,454	$71,335,684	$5,659,607
Repurchase agreements, at value	15,015,000	192,047,743	32,710,073
Cash	675,018	6,167,069	824,578
Receivables:
Fund shares sold	—	2,218	—
Interest from non-affiliates	109,614	534,771	21,187
Prepaid expenses	1,541	—	—
Total Assets	50,946,627	270,087,485	39,215,445
LIABILITIES:
Payables:
Distributions	105,194	642,664	98,381
Investment securities purchased	64,791	1,000,000	—
Fund shares redeemed	—	571	—
Accrued liabilities:
Investment advisory fees	3,425	17,754	2,625
Administration fees	1,644	8,522	1,260
Distribution fees	377	1,368	530
Service fees	7,834	17,819	4,024
Custodian and accounting fees	—	600	29
Trustees’ and Chief Compliance Officer’s fees	2	58	2
Other	100	4,193	337
Total Liabilities	183,367	1,693,549	107,188
Net Assets	$50,763,260	$268,393,936	$39,108,257
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	102

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$50,763,366	$268,471,412	$39,112,237
Total distributable earnings (loss)	(106)	(77,476)	(3,980)
Total Net Assets	$50,763,260	$268,393,936	$39,108,257
Net Assets:
Academy	$—	$11,550,930	$157,332
Agency	3,688,300	12,841,291	2,068,506
Capital	12,322,971	164,622,049	17,772,739
E*Trade	—	142,019	—
Empower	—	11,552,029	216,513
IM	—	8,090,920	18,610
Institutional Class	10,044,300	36,573,113	9,682,892
Investor	4,873	2,264,193	13,007
Morgan	4,659,512	6,946,528	3,488,718
Premier	20,020,067	10,587,829	4,381,035
Reserve	23,237	2,947,650	1,308,905
Service	—	275,385	—
Total	$50,763,260	$268,393,936	$39,108,257
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	11,554,263	157,348
Agency	3,688,295	12,845,001	2,068,717
Capital	12,322,955	164,669,549	17,774,549
E*Trade	—	142,060	—
Empower	—	11,555,363	216,535
IM	—	8,093,259	18,612
Institutional Class	10,044,286	36,583,670	9,683,878
Investor	4,873	2,264,846	13,008
Morgan	4,659,506	6,948,533	3,489,074
Premier	20,020,041	10,590,886	4,381,481
Reserve	23,237	2,948,499	1,309,038
Service	—	275,464	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$35,145,454	$71,335,684	$5,659,607
Cost of repurchase agreements	15,015,000	192,047,743	32,710,073
SEE NOTES TO FINANCIAL STATEMENTS.

103	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,296,218	$155,512,341	$10,060,931
Cash	122,631	3,115,059	104
Receivables:
Due from custodian	—	—	25,694
Investment securities sold	100,000	499,563	285,180
Investment securities sold — delayed delivery securities	—	—	1,430
Fund shares sold	14	—	—
Interest from non-affiliates	23,989	79,266	42,045
Total Assets	7,542,852	159,206,229	10,415,384
LIABILITIES:
Payables:
Distributions	19,354	474,045	26,125
Investment securities purchased	429,859	12,807,725	41,694
Investment securities purchased — delayed delivery securities	—	—	17,595
Fund shares redeemed	19	—	—
Accrued liabilities:
Investment advisory fees	488	9,813	700
Administration fees	234	4,711	336
Distribution fees	20	642	152
Service fees	903	11,866	1,086
Custodian and accounting fees	—	186	17
Trustees’ and Chief Compliance Officer’s fees	3	26	2
Other	87	1,744	77
Total Liabilities	450,967	13,310,758	87,784
Net Assets	$7,091,885	$145,895,471	$10,327,600
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	104

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,091,935	$145,901,976	$10,327,755
Total distributable earnings (loss)	(50)	(6,505)	(155)
Total Net Assets	$7,091,885	$145,895,471	$10,327,600
Net Assets:
Academy	$—	$50,019	$—
Agency	813,097	10,665,521	575,491
Capital	—	75,482,900	—
Empower	—	448,463	—
IM	—	42,380	—
Institutional Class	4,239,875	41,939,493	7,975,417
Morgan	236,912	4,340,853	59,535
Premier	1,802,001	11,679,465	1,059,788
Reserve	—	1,246,377	657,369
Total	$7,091,885	$145,895,471	$10,327,600
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	50,021	—
Agency	813,136	10,665,990	575,468
Capital	—	75,486,218	—
Empower	—	448,483	—
IM	—	42,381	—
Institutional Class	4,240,081	41,941,338	7,975,100
Morgan	236,923	4,341,044	59,533
Premier	1,802,089	11,679,979	1,059,746
Reserve	—	1,246,431	657,343
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$7,296,218	$155,512,341	$10,060,931
SEE NOTES TO FINANCIAL STATEMENTS.

105	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,577,196	$550,278	$2,160,292
Cash	—	3	22
Receivables:
Due from custodian	—	—	20,861
Investment securities sold	—	150	—
Investment securities sold — delayed delivery securities	230	438	5,970
Interest from non-affiliates	7,789	2,244	11,924
Total Assets	1,585,215	553,113	2,199,069
LIABILITIES:
Payables:
Due to custodian	14	—	—
Distributions	1,885	983	5,329
Investment securities purchased	—	—	22,702
Investment securities purchased — delayed delivery securities	8,946	3,043	39,762
Accrued liabilities:
Investment advisory fees	105	34	140
Administration fees	50	16	67
Distribution fees	7	3	5
Service fees	161	71	241
Custodian and accounting fees	11	10	9
Trustees’ and Chief Compliance Officer’s fees	1	2	1
Other	305	65	31
Total Liabilities	11,485	4,227	68,287
Net Assets	$1,573,730	$548,886	$2,130,782
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	106

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,573,739	$548,893	$2,130,795
Total distributable earnings (loss)	(9)	(7)	(13)
Total Net Assets	$1,573,730	$548,886	$2,130,782
Net Assets:
Agency	$157,259	$61,854	$294,804
Institutional Class	1,080,908	298,772	1,313,472
Morgan	50,169	8,093	53,182
Premier	278,606	174,910	468,051
Reserve	—	—	266
Service	6,788	5,257	1,007
Total	$1,573,730	$548,886	$2,130,782
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	157,244	61,842	294,800
Institutional Class	1,080,811	298,715	1,313,453
Morgan	50,165	8,092	53,181
Premier	278,581	174,876	468,045
Reserve	—	—	266
Service	6,787	5,256	1,006
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$1,577,196	$550,278	$2,160,292
SEE NOTES TO FINANCIAL STATEMENTS.

107	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,946,185	$22,191	$66,123
Interest income from affiliates	27,712	2	9
Total investment income	1,973,897	22,193	66,132
EXPENSES:
Investment advisory fees	29,972	555	1,005
Administration fees	15,337	288	515
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	28,766	366	—
Custodian and accounting fees	727	60	96
Interest expense to affiliates	—	— (a)	— (a)
Professional fees	211	26	29
Trustees’ and Chief Compliance Officer’s fees	170	15	18
Printing and mailing costs	12	11	8
Registration and filing fees	—	43	28
Transfer agency fees (See Note 2.F.)	952	66	32
Other	302	9	14
Total expenses	76,453	1,439	1,745
Less fees waived	(2,343)	(169)	(990)
Less expense reimbursements	(15)	(1)	(1)
Net expenses	74,095	1,269	754
Net investment income (loss)	1,899,802	20,924	65,378
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	21	—	(30)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(9,443)	73	(432)
Net realized/unrealized gains (losses)	(9,422)	73	(462)
Change in net assets resulting from operations	$1,890,380	$20,997	$64,916

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	108

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,138,109	$6,203,186	$882,470
Interest income from affiliates	17,119	125,354	18,586
Income from interfund lending (net)	208	—	—
Total investment income	1,155,436	6,328,540	901,056
EXPENSES:
Investment advisory fees	17,589	99,417	14,176
Administration fees	8,973	50,840	7,239
Distribution fees (See Note 4)	1,728	6,570	2,191
Service fees (See Note 4)	41,110	100,169	21,321
Custodian and accounting fees	275	1,417	239
Professional fees	143	674	84
Trustees’ and Chief Compliance Officer’s fees	87	491	74
Printing and mailing costs	126	535	11
Registration and filing fees	1,777	2,178	478
Transfer agency fees (See Note 2.F.)	394	2,070	268
Other	53	311	31
Total expenses	72,255	264,672	46,112
Less fees waived	(1,937)	(7,394)	(1,362)
Less expense reimbursements	(4)	(19)	(3)
Net expenses	70,314	257,259	44,747
Net investment income (loss)	1,085,122	6,071,281	856,309
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	11	(16,237)	27
Change in net assets resulting from operations	$1,085,133	$6,055,044	$856,336
SEE NOTES TO FINANCIAL STATEMENTS.

109	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$164,985	$3,154,544	$174,010
Interest income from affiliates	2,888	78,823	1
Total investment income	167,873	3,233,367	174,011
EXPENSES:
Investment advisory fees	2,649	51,753	4,267
Administration fees	1,352	26,441	2,191
Distribution fees (See Note 4)	96	3,422	928
Service fees (See Note 4)	5,292	64,567	7,298
Custodian and accounting fees	51	908	154
Interest expense to affiliates	—	—	4
Professional fees	33	244	55
Trustees’ and Chief Compliance Officer’s fees	26	252	34
Printing and mailing costs	38	39	26
Registration and filing fees	179	1,047	76
Transfer agency fees (See Note 2.F.)	57	1,026	109
Other	13	210	33
Total expenses	9,786	149,909	15,175
Less fees waived	(553)	(5,045)	(894)
Less expense reimbursements	(1)	(10)	(2)
Net expenses	9,232	144,854	14,279
Net investment income (loss)	158,641	3,088,513	159,732
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	110	3,255	64
Change in net assets resulting from operations	$158,751	$3,091,768	$159,796
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	110

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$23,115	$8,206	$34,107
Interest income from affiliates	—	— (a)	— (a)
Total investment income	23,115	8,206	34,107
EXPENSES:
Investment advisory fees	558	228	848
Administration fees	285	118	436
Distribution fees (See Note 4)	45	21	32
Service fees (See Note 4)	1,016	514	1,703
Custodian and accounting fees	41	37	56
Interest expense to affiliates	— (a)	—	—
Professional fees	28	29	29
Trustees’ and Chief Compliance Officer’s fees	16	16	16
Printing and mailing costs	48	4	16
Registration and filing fees	18	51	57
Transfer agency fees (See Note 2.F.)	15	8	29
Other	7	5	7
Total expenses	2,077	1,031	3,229
Less fees waived	(204)	(140)	(246)
Less expense reimbursements	(1)	(1)	(1)
Net expenses	1,872	890	2,982
Net investment income (loss)	21,243	7,316	31,125
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	2	10	14
Change in net assets resulting from operations	$21,245	$7,326	$31,139

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

111	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,899,802	$1,469,471	$20,924	$23,905
Net realized gain (loss)	21	(2,088)	—	72
Change in net unrealized appreciation/depreciation	(9,443)	20,926	73	43
Change in net assets resulting from operations	1,890,380	1,488,309	20,997	24,020
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(22,796)	(16,740)	—	—
Agency	(73,183)	(48,443)	(1,613)	(1,052)
Capital	(1,023,995)	(850,012)	(4,821)	(4,592)
Class C (a)	—	(6)	—	—
Empower	(9,214)	(8,487)	—	—
IM	(252,584)	(197,073)	(8,318)	(11,616)
Institutional Class	(392,344)	(286,085)	(6,172)	(6,745)
Morgan	(60,104)	(28,514)	—	—
Premier	(65,346)	(34,053)	—	—
Reserve (a)	(76)	(58)	—	—
Total distributions to shareholders	(1,899,642)	(1,469,471)	(20,924)	(24,005)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,583,308	252,044	(326,677)	229,695
NET ASSETS:
Change in net assets	7,574,046	270,882	(326,604)	229,710
Beginning of period	69,872,438	69,601,556	1,507,623	1,277,913
End of period	$77,446,484	$69,872,438	$1,181,019	$1,507,623

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	112

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,378	$41,370	$1,085,122	$461,186
Net realized gain (loss)	(30)	(129)	11	70
Change in net unrealized appreciation/depreciation	(432)	1,568	—	—
Change in net assets resulting from operations	64,916	42,809	1,085,133	461,256
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(87,407)	(42,431)
Agency SL	(65,378)	(41,372)	—	—
Capital	—	—	(278,289)	(123,194)
Class C (a)	—	—	—	(381)
Institutional Class	—	—	(235,548)	(131,253)
Investor	—	—	(95)	(58)
Morgan	—	—	(79,579)	(21,452)
Premier	—	—	(403,535)	(142,247)
Reserve (a)	—	—	(565)	(173)
Total distributions to shareholders	(65,378)	(41,372)	(1,085,018)	(461,189)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	824,998	148,292	15,284,364	29,207,241
NET ASSETS:
Change in net assets	824,536	149,729	15,284,479	29,207,308
Beginning of period	2,071,723	1,921,994	35,478,781	6,271,473
End of period	$2,896,259	$2,071,723	$50,763,260	$35,478,781

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

113	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,071,281	$4,678,181	$856,309	$484,081
Net realized gain (loss)	(16,237)	(56,799)	27	(3,269)
Change in net assets resulting from operations	6,055,044	4,621,382	856,336	480,812
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(206,473)	(153,967)	(3,843)	(3,465)
Agency	(289,274)	(206,805)	(48,043)	(23,485)
Capital	(3,800,502)	(3,001,431)	(406,400)	(237,685)
Class C (a)	—	—	—	(4,471)
E*Trade	(4,451)	(4,606)	—	—
Empower	(233,469)	(127,065)	(10,861)	(5,266)
IM	(241,849)	(213,575)	(127)	(1)
Institutional Class	(864,806)	(666,967)	(228,770)	(148,361)
Investor	(49,750)	(49,849)	(402)	(313)
Morgan	(123,776)	(50,549)	(47,292)	(14,207)
Premier	(210,067)	(132,661)	(89,952)	(44,801)
Reserve (a)	(40,311)	(65,490)	(20,540)	(2,026)
Service	(6,016)	(5,216)	—	—
Total distributions to shareholders	(6,070,744)	(4,678,181)	(856,230)	(484,081)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,777,338	(49,057,205)	11,400,213	4,830,578
NET ASSETS:
Change in net assets	72,761,638	(49,114,004)	11,400,319	4,827,309
Beginning of period	195,632,298	244,746,302	27,707,938	22,880,629
End of period	$268,393,936	$195,632,298	$39,108,257	$27,707,938

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	114

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$158,641	$50,503	$3,088,513	$1,726,741
Net realized gain (loss)	110	4	3,255	(9,194)
Change in net assets resulting from operations	158,751	50,507	3,091,768	1,717,547
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(4,007)	(3,344)
Agency	(17,351)	(4,877)	(202,488)	(84,238)
Capital	—	—	(1,651,423)	(996,077)
Empower	—	—	(9,435)	(2,540)
IM	—	—	(1,550)	(717)
Institutional Class	(100,718)	(34,779)	(898,552)	(512,494)
Morgan	(4,328)	(1,715)	(76,163)	(33,291)
Premier	(36,229)	(9,139)	(215,272)	(64,230)
Reserve	—	—	(29,326)	(30,054)
Total distributions to shareholders	(158,626)	(50,510)	(3,088,216)	(1,726,985)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,465,140	2,907,851	53,901,530	192,410
NET ASSETS:
Change in net assets	2,465,265	2,907,848	53,905,082	182,972
Beginning of period	4,626,620	1,718,772	91,990,389	91,807,417
End of period	$7,091,885	$4,626,620	$145,895,471	$91,990,389
SEE NOTES TO FINANCIAL STATEMENTS.

115	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$159,732	$147,394	$21,243	$15,596
Net realized gain (loss)	64	92	2	—
Change in net assets resulting from operations	159,796	147,486	21,245	15,596
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(8,830)	(8,477)	(1,990)	(1,484)
Institutional Class	(126,222)	(119,114)	(15,332)	(12,239)
Morgan	(711)	(345)	(584)	(386)
Premier	(14,643)	(9,053)	(3,248)	(1,392)
Reserve	(9,326)	(10,489)	—	—
Service	—	—	(89)	(98)
Total distributions to shareholders	(159,732)	(147,478)	(21,243)	(15,599)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(121,892)	2,869,568	381,325	192,960
NET ASSETS:
Change in net assets	(121,828)	2,869,576	381,327	192,957
Beginning of period	10,449,428	7,579,852	1,192,403	999,446
End of period	$10,327,600	$10,449,428	$1,573,730	$1,192,403
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	116

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,316	$7,482	$31,125	$26,734
Net realized gain (loss)	10	14	14	2
Change in net assets resulting from operations	7,326	7,496	31,139	26,736
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(984)	(1,183)	(4,354)	(3,001)
Institutional Class	(3,839)	(4,051)	(19,066)	(19,252)
Morgan	(93)	(75)	(724)	(506)
Premier	(2,347)	(2,124)	(6,956)	(3,945)
Reserve	—	—	(10)	(19)
Service	(53)	(50)	(15)	(16)
Total distributions to shareholders	(7,316)	(7,483)	(31,125)	(26,739)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	89,823	229,765	(464,607)	1,968,005
NET ASSETS:
Change in net assets	89,833	229,778	(464,593)	1,968,002
Beginning of period	459,053	229,275	2,595,375	627,373
End of period	$548,886	$459,053	$2,130,782	$2,595,375
SEE NOTES TO FINANCIAL STATEMENTS.

117	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,754,141	$3,644,765	$—	$—
Distributions reinvested	18,056	13,056	—	—
Cost of shares redeemed	(1,742,301)	(3,958,184)	—	—
Change in net assets resulting from Academy capital transactions	29,896	(300,363)	—	—
Agency
Proceeds from shares issued	147,334,849	228,418,159	136,416	271,270
Distributions reinvested	9,809	5,893	—	—
Cost of shares redeemed	(147,027,671)	(227,063,342)	(140,100)	(179,626)
Change in net assets resulting from Agency capital transactions	316,987	1,360,710	(3,684)	91,644
Capital
Proceeds from shares issued	128,035,734	178,586,258	905,840	1,046,093
Distributions reinvested	522,217	461,084	1,239	985
Cost of shares redeemed	(131,695,047)	(177,939,917)	(1,078,036)	(830,070)
Change in net assets resulting from Capital capital transactions	(3,137,096)	1,107,425	(170,957)	217,008
Class C (a)
Proceeds from shares issued	—	185	—	—
Distributions reinvested	—	5	—	—
Cost of shares redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in net assets resulting from Class C capital transactions	—	(540)	—	—
Empower
Proceeds from shares issued	319,967	273,923	—	—
Distributions reinvested	9,190	7,675	—	—
Cost of shares redeemed	(334,282)	(491,521)	—	—
Change in net assets resulting from Empower capital transactions	(5,125)	(209,923)	—	—
IM
Proceeds from shares issued	36,699,606	62,949,114	3,207,666	8,470,093
Distributions reinvested	5,556	5,241	—	—
Cost of shares redeemed	(30,208,911)	(66,427,768)	(3,383,754)	(8,591,558)
Change in net assets resulting from IM capital transactions	6,496,251	(3,473,413)	(176,088)	(121,465)

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	118

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$42,597,517	$82,497,160	$1,795,357	$4,821,089
Distributions reinvested	101,272	66,696	1,469	592
Cost of shares redeemed	(40,637,941)	(83,053,723)	(1,772,774)	(4,779,173)
Change in net assets resulting from Institutional Class capital transactions	2,060,848	(489,867)	24,052	42,508
Morgan
Proceeds from shares issued	276,609,305	231,690,376	—	—
Distributions reinvested	6,189	3,310	—	—
Cost of shares redeemed	(275,250,793)	(230,715,280)	—	—
Change in net assets resulting from Morgan capital transactions	1,364,701	978,406	—	—
Premier
Proceeds from shares issued	29,039,974	50,171,247	—	—
Distributions reinvested	5,935	2,167	—	—
Cost of shares redeemed	(28,589,014)	(48,894,247)	—	—
Change in net assets resulting from Premier capital transactions	456,895	1,279,167	—	—
Reserve (a)
Proceeds from shares issued	61	652	—	—
Distributions reinvested	28	19	—	—
Cost of shares redeemed	(138)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in net assets resulting from Reserve capital transactions	(49)	442	—	—
Total change in net assets resulting from capital transactions	$7,583,308	$252,044	$(326,677)	$229,695
SHARE TRANSACTIONS:
Academy
Issued	1,753,597	3,643,563	—	—
Reinvested	18,052	13,051	—	—
Redeemed	(1,741,944)	(3,956,825)	—	—
Change in Academy Shares	29,705	(300,211)	—	—
Agency
Issued	147,237,493	228,273,306	136,390	271,168
Reinvested	9,804	5,889	—	—
Redeemed	(146,929,230)	(226,917,915)	(140,070)	(179,552)
Change in Agency Shares	318,067	1,361,280	(3,680)	91,616

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

119	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Capital
Issued	128,006,406	178,544,082	905,623	1,045,725
Reinvested	522,096	460,909	1,239	985
Redeemed	(131,663,633)	(177,899,358)	(1,077,695)	(829,688)
Change in Capital Shares	(3,135,131)	1,105,633	(170,833)	217,022
Class C (a)
Issued	—	186	—	—
Reinvested	—	5	—	—
Redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in Class C Shares	—	(539)	—	—
Empower
Issued	319,906	273,940	—	—
Reinvested	9,187	7,671	—	—
Redeemed	(334,243)	(491,467)	—	—
Change in Empower Shares	(5,150)	(209,856)	—	—
IM
Issued	36,690,350	62,931,818	3,207,238	8,467,097
Reinvested	5,555	5,238	—	—
Redeemed	(30,201,444)	(66,408,089)	(3,383,238)	(8,588,529)
Change in IM Shares	6,494,461	(3,471,033)	(176,000)	(121,432)
Institutional Class
Issued	42,586,509	82,473,939	1,795,044	4,819,358
Reinvested	101,246	66,671	1,469	592
Redeemed	(40,627,473)	(83,030,901)	(1,772,427)	(4,777,377)
Change in Institutional Class Shares	2,060,282	(490,291)	24,086	42,573
Morgan
Issued	276,406,245	231,504,539	—	—
Reinvested	6,185	3,307	—	—
Redeemed	(275,046,338)	(230,528,750)	—	—
Change in Morgan Shares	1,366,092	979,096	—	—
Premier
Issued	29,028,018	50,150,616	—	—
Reinvested	5,932	2,166	—	—
Redeemed	(28,577,017)	(48,873,990)	—	—
Change in Premier Shares	456,933	1,278,792	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	120

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Reserve (a)
Issued	62	652	—	—
Reinvested	28	19	—	—
Redeemed	(139)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in Reserve Shares	(49)	442	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

121	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$4,305,372	$5,069,403
Distributions reinvested	—	—	11,060	5,448
Cost of shares redeemed	—	—	(3,673,397)	(2,720,609)
Change in net assets resulting from Agency capital transactions	—	—	643,035	2,354,242
Agency SL
Proceeds from shares issued	16,063,610	16,211,894	—	—
Cost of shares redeemed	(15,238,612)	(16,063,602)	—	—
Change in net assets resulting from Agency SL capital transactions	824,998	148,292	—	—
Capital
Proceeds from shares issued	—	—	11,785,834	13,943,986
Distributions reinvested	—	—	154,022	54,875
Cost of shares redeemed	—	—	(9,250,899)	(6,169,090)
Change in net assets resulting from Capital capital transactions	—	—	2,688,957	7,829,771
Class C (a)
Proceeds from shares issued	—	—	—	26,345
Distributions reinvested	—	—	—	297
Cost of shares redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,172)
Change in net assets resulting from Class C capital transactions	—	—	—	(21,564)
Institutional Class
Proceeds from shares issued	—	—	10,450,249	13,363,433
Distributions reinvested	—	—	20,459	10,405
Cost of shares redeemed	—	—	(8,704,405)	(6,858,978)
Change in net assets resulting from Institutional Class capital transactions	—	—	1,766,303	6,514,860
Investor
Proceeds from shares issued	—	—	3,395	2,071
Distributions reinvested	—	—	95	58
Cost of shares redeemed	—	—	(1,629)	(920)
Change in net assets resulting from Investor capital transactions	—	—	1,861	1,209

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	122

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$—	$—	$4,223,466	$2,403,544
Distributions reinvested	—	—	78,963	20,834
Cost of shares redeemed	—	—	(1,820,509)	(699,885)
Change in net assets resulting from Morgan capital transactions	—	—	2,481,920	1,724,493
Premier
Proceeds from shares issued	—	—	18,276,903	17,176,796
Distributions reinvested	—	—	270,177	78,642
Cost of shares redeemed	—	—	(10,839,329)	(6,475,677)
Change in net assets resulting from Premier capital transactions	—	—	7,707,751	10,779,761
Reserve (a)
Proceeds from shares issued	—	—	1,389	1,378
Distributions reinvested	—	—	563	172
Cost of shares redeemed	—	—	(7,415)	(2,253)
Merger from Class C Shares	—	—	—	25,172
Change in net assets resulting from Reserve capital transactions	—	—	(5,463)	24,469
Total change in net assets resulting from capital transactions	$824,998	$148,292	$15,284,364	$29,207,241
SHARE TRANSACTIONS:
Agency
Issued	—	—	4,305,370	5,069,402
Reinvested	—	—	11,060	5,448
Redeemed	—	—	(3,673,397)	(2,720,609)
Change in Agency Shares	—	—	643,033	2,354,241
Agency SL
Issued	16,060,261	16,215,187	—	—
Redeemed	(15,235,450)	(16,067,147)	—	—
Change in Agency SL Shares	824,811	148,040	—	—
Capital
Issued	—	—	11,785,835	13,943,986
Reinvested	—	—	154,022	54,875
Redeemed	—	—	(9,250,898)	(6,169,073)
Change in Capital Shares	—	—	2,688,959	7,829,788

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

123	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class C (a)
Issued	—	—	—	26,344
Reinvested	—	—	—	297
Redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,173)
Change in Class C Shares	—	—	—	(21,566)
Institutional Class
Issued	—	—	10,450,242	13,363,426
Reinvested	—	—	20,459	10,405
Redeemed	—	—	(8,704,404)	(6,858,978)
Change in Institutional Class Shares	—	—	1,766,297	6,514,853
Investor
Issued	—	—	3,394	2,071
Reinvested	—	—	95	58
Redeemed	—	—	(1,629)	(920)
Change in Investor Shares	—	—	1,860	1,209
Morgan
Issued	—	—	4,223,466	2,403,537
Reinvested	—	—	78,963	20,834
Redeemed	—	—	(1,820,507)	(699,885)
Change in Morgan Shares	—	—	2,481,922	1,724,486
Premier
Issued	—	—	18,276,903	17,176,794
Reinvested	—	—	270,177	78,642
Redeemed	—	—	(10,839,324)	(6,475,676)
Change in Premier Shares	—	—	7,707,756	10,779,760
Reserve (a)
Issued	—	—	1,389	1,377
Reinvested	—	—	563	172
Redeemed	—	—	(7,415)	(2,253)
Merger from Class C Shares	—	—	—	25,173
Change in Reserve Shares	—	—	(5,463)	24,469

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	124

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$27,790,804	$95,150,543	$29,318	$311,239
Distributions reinvested	114,940	108,642	3,823	3,424
Cost of shares redeemed	(20,621,789)	(101,724,029)	(29,311)	(161,251)
Change in net assets resulting from Academy capital transactions	7,283,955	(6,464,844)	3,830	153,412
Agency
Proceeds from shares issued	811,790,059	1,677,492,219	69,751,211	102,091,551
Distributions reinvested	40,042	15,553	7,304	2,319
Cost of shares redeemed	(809,086,785)	(1,675,892,058)	(69,435,280)	(101,263,308)
Change in net assets resulting from Agency capital transactions	2,743,316	1,615,714	323,235	830,562
Capital
Proceeds from shares issued	786,691,162	1,876,389,058	90,653,201	139,063,231
Distributions reinvested	1,792,728	1,415,580	145,741	82,147
Cost of shares redeemed	(743,663,383)	(1,924,443,092)	(85,193,035)	(137,761,889)
Change in net assets resulting from Capital capital transactions	44,820,507	(46,638,454)	5,605,907	1,383,489
Class C (a)
Proceeds from shares issued	—	—	—	574,894
Distributions reinvested	—	—	—	3,437
Cost of shares redeemed	—	—	—	(706,703)
Merger to Reserve Shares	—	—	—	(332,678)
Change in net assets resulting from Class C capital transactions	—	—	—	(461,050)
E*Trade
Proceeds from shares issued	56,865	193,092	—	—
Distributions reinvested	4,451	4,605	—	—
Cost of shares redeemed	(204,063)	(300,518)	—	—
Change in net assets resulting from E*Trade capital transactions	(142,747)	(102,821)	—	—
Empower
Proceeds from shares issued	15,463,029	12,713,279	129,459	1,200,414
Distributions reinvested	113,809	79,191	4,647	2,716
Cost of shares redeemed	(9,418,316)	(11,558,268)	(1,124,427)	(108,294)
Change in net assets resulting from Empower capital transactions	6,158,522	1,234,202	(990,321)	1,094,836

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

125	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$34,293,537	$71,463,577	$26,597	$110
Distributions reinvested	13,134	23,677	127	1
Cost of shares redeemed	(35,672,476)	(72,074,039)	(8,254)	—
Change in net assets resulting from IM capital transactions	(1,365,805)	(586,785)	18,470	111
Institutional Class
Proceeds from shares issued	175,104,491	356,479,846	30,072,892	55,007,660
Distributions reinvested	307,694	180,439	86,643	59,114
Cost of shares redeemed	(168,501,494)	(354,444,196)	(28,699,469)	(54,805,997)
Change in net assets resulting from Institutional Class capital transactions	6,910,691	2,216,089	1,460,066	260,777
Investor
Proceeds from shares issued	1,619,287	2,741,105	16,939	89,228
Distributions reinvested	49,750	49,849	—	—
Cost of shares redeemed	(1,811,388)	(2,242,091)	(19,908)	(89,915)
Change in net assets resulting from Investor capital transactions	(142,351)	548,863	(2,969)	(687)
Morgan
Proceeds from shares issued	451,961,928	329,986,817	220,020,164	123,203,416
Distributions reinvested	37,737	18,287	6,266	1,999
Cost of shares redeemed	(449,080,131)	(327,933,726)	(217,648,464)	(122,445,317)
Change in net assets resulting from Morgan capital transactions	2,919,534	2,071,378	2,377,966	760,098
Premier
Proceeds from shares issued	99,388,832	201,112,688	32,481,342	55,492,592
Distributions reinvested	56,929	17,686	46,954	18,396
Cost of shares redeemed	(95,401,313)	(199,915,259)	(30,807,264)	(54,883,517)
Change in net assets resulting from Premier capital transactions	4,044,448	1,215,115	1,721,032	627,471
Reserve (a)
Proceeds from shares issued	5,971,296	33,714,846	2,532,858	3,827,257
Distributions reinvested	40,311	65,486	20,540	2,026
Cost of shares redeemed	(6,414,736)	(37,837,664)	(1,670,401)	(3,980,402)
Merger from Class C Shares	—	—	—	332,678
Change in net assets resulting from Reserve capital transactions	(403,129)	(4,057,332)	882,997	181,559

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	126

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$18,426	$66,974	$—	$—
Distributions reinvested	6,016	5,216	—	—
Cost of shares redeemed	(74,045)	(180,520)	—	—
Change in net assets resulting from Service capital transactions	(49,603)	(108,330)	—	—
Total change in net assets resulting from capital transactions	$72,777,338	$(49,057,205)	$11,400,213	$4,830,578
SHARE TRANSACTIONS:
Academy
Issued	27,787,686	95,149,665	29,301	311,200
Reinvested	114,940	108,642	3,823	3,424
Redeemed	(20,617,081)	(101,723,955)	(29,300)	(161,200)
Change in Academy Shares	7,285,545	(6,465,648)	3,824	153,424
Agency
Issued	811,786,928	1,677,492,216	69,750,909	102,091,118
Reinvested	40,042	15,553	7,304	2,319
Redeemed	(809,083,669)	(1,675,891,597)	(69,434,975)	(101,262,827)
Change in Agency Shares	2,743,301	1,616,172	323,238	830,610
Capital
Issued	786,678,109	1,876,385,241	90,652,142	139,061,772
Reinvested	1,792,728	1,415,580	145,741	82,147
Redeemed	(743,651,240)	(1,924,442,472)	(85,191,973)	(137,760,561)
Change in Capital Shares	44,819,597	(46,641,651)	5,605,910	1,383,358
Class C (a)
Issued	—	—	—	574,740
Reinvested	—	—	—	3,437
Redeemed	—	—	—	(706,568)
Merger to Reserve Shares	—	—	—	(332,734)
Change in Class C Shares	—	—	—	(461,125)
E*Trade
Issued	56,777	193,090	—	—
Reinvested	4,451	4,605	—	—
Redeemed	(204,047)	(300,510)	—	—
Change in E*Trade Shares	(142,819)	(102,815)	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

127	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Empower
Issued	15,460,833	12,713,279	129,273	1,200,371
Reinvested	113,809	79,191	4,647	2,716
Redeemed	(9,415,095)	(11,557,452)	(1,124,407)	(108,093)
Change in Empower Shares	6,159,547	1,235,018	(990,487)	1,094,994
IM
Issued	34,289,887	71,463,229	26,594	110
Reinvested	13,134	23,677	127	2
Redeemed	(35,670,099)	(72,073,384)	(8,251)	—
Change in IM Shares	(1,367,078)	(586,478)	18,470	112
Institutional Class
Issued	175,096,855	356,479,846	30,072,072	55,006,459
Reinvested	307,694	180,439	86,643	59,114
Redeemed	(168,494,901)	(354,442,594)	(28,698,825)	(54,805,000)
Change in Institutional Class Shares	6,909,648	2,217,691	1,459,890	260,573
Investor
Issued	1,618,613	2,741,080	16,936	89,215
Reinvested	49,750	49,849	—	—
Redeemed	(1,811,010)	(2,241,947)	(19,906)	(89,903)
Change in Investor Shares	(142,647)	548,982	(2,970)	(688)
Morgan
Issued	451,960,886	329,986,817	220,020,024	123,203,049
Reinvested	37,737	18,287	6,266	1,999
Redeemed	(449,078,374)	(327,933,280)	(217,648,101)	(122,444,885)
Change in Morgan Shares	2,920,249	2,071,824	2,378,189	760,163
Premier
Issued	99,385,008	201,111,925	32,481,079	55,491,861
Reinvested	56,929	17,686	46,954	18,396
Redeemed	(95,396,772)	(199,914,160)	(30,806,953)	(54,882,713)
Change in Premier Shares	4,045,165	1,215,451	1,721,080	627,544
Reserve (a)
Issued	5,969,642	33,714,687	2,532,743	3,826,808
Reinvested	40,311	65,486	20,540	2,026
Redeemed	(6,413,469)	(37,837,601)	(1,670,214)	(3,979,957)
Merger from Class C Shares	—	—	—	332,734
Change in Reserve Shares	(403,516)	(4,057,428)	883,069	181,611

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	128

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Service
Issued	18,355	66,971	—	—
Reinvested	6,016	5,216	—	—
Redeemed	(74,024)	(180,514)	—	—
Change in Service Shares	(49,653)	(108,327)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

129	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,279,848	$1,035,587
Distributions reinvested	—	—	— (a)	43
Cost of shares redeemed	—	—	(1,330,104)	(1,066,359)
Change in net assets resulting from Academy capital transactions	—	—	(50,256)	(30,729)
Agency
Proceeds from shares issued	1,232,407	485,422	241,414,551	511,735,689
Distributions reinvested	1,396	679	28,214	9,274
Cost of shares redeemed	(838,665)	(286,096)	(236,305,836)	(509,389,374)
Change in net assets resulting from Agency capital transactions	395,138	200,005	5,136,929	2,355,589
Capital
Proceeds from shares issued	—	—	155,813,398	162,970,525
Distributions reinvested	—	—	473,064	365,870
Cost of shares redeemed	—	—	(128,437,126)	(173,120,935)
Change in net assets resulting from Capital capital transactions	—	—	27,849,336	(9,784,540)
Empower
Proceeds from shares issued	—	—	446,702	211,654
Distributions reinvested	—	—	8,562	2,143
Cost of shares redeemed	—	—	(225,765)	(24,365)
Change in net assets resulting from Empower capital transactions	—	—	229,499	189,432
IM
Proceeds from shares issued	—	—	255,435	275,798
Distributions reinvested	—	—	1,427	652
Cost of shares redeemed	—	—	(252,748)	(238,409)
Change in net assets resulting from IM capital transactions	—	—	4,114	38,041
Institutional Class
Proceeds from shares issued	8,595,587	9,342,483	80,714,517	113,665,336
Distributions reinvested	35,976	11,561	112,916	52,449
Cost of shares redeemed	(7,462,739)	(7,605,278)	(67,854,792)	(107,826,010)
Change in net assets resulting from Institutional Class capital transactions	1,168,824	1,748,766	12,972,641	5,891,775

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	130

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$198,694	$157,340	$194,374,149	$81,693,613
Distributions reinvested	4,303	1,690	35,849	23,628
Cost of shares redeemed	(101,401)	(79,010)	(192,398,386)	(81,593,909)
Change in net assets resulting from Morgan capital transactions	101,596	80,020	2,011,612	123,332
Premier
Proceeds from shares issued	2,147,832	1,304,372	35,063,067	33,088,308
Distributions reinvested	19,020	5,091	66,179	15,533
Cost of shares redeemed	(1,367,270)	(430,403)	(29,205,831)	(29,295,217)
Change in net assets resulting from Premier capital transactions	799,582	879,060	5,923,415	3,808,624
Reserve
Proceeds from shares issued	—	—	4,488,337	14,423,157
Distributions reinvested	—	—	892	471
Cost of shares redeemed	—	—	(4,664,989)	(16,822,742)
Change in net assets resulting from Reserve capital transactions	—	—	(175,760)	(2,399,114)
Total change in net assets resulting from capital transactions	$2,465,140	$2,907,851	$53,901,530	$192,410
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,279,787	1,035,560
Reinvested	—	—	— (a)	43
Redeemed	—	—	(1,330,049)	(1,066,340)
Change in Academy Shares	—	—	(50,262)	(30,737)
Agency
Issued	1,232,392	485,404	241,414,444	511,735,656
Reinvested	1,396	679	28,214	9,274
Redeemed	(838,642)	(286,081)	(236,305,560)	(509,389,228)
Change in Agency Shares	395,146	200,002	5,137,098	2,355,702
Capital
Issued	—	—	155,812,833	162,969,668
Reinvested	—	—	473,064	365,870
Redeemed	—	—	(128,436,778)	(173,120,819)
Change in Capital Shares	—	—	27,849,119	(9,785,281)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

131	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	446,691	211,651
Reinvested	—	—	8,562	2,143
Redeemed	—	—	(225,747)	(24,335)
Change in Empower Shares	—	—	229,506	189,459
IM
Issued	—	—	255,425	275,776
Reinvested	—	—	1,427	652
Redeemed	—	—	(252,739)	(238,384)
Change in IM Shares	—	—	4,113	38,044
Institutional Class
Issued	8,595,508	9,342,424	80,714,034	113,665,081
Reinvested	35,976	11,561	112,916	52,449
Redeemed	(7,462,703)	(7,605,268)	(67,854,457)	(107,825,365)
Change in Institutional Class Shares	1,168,781	1,748,717	12,972,493	5,892,165
Morgan
Issued	198,682	157,335	194,374,094	81,693,587
Reinvested	4,303	1,690	35,849	23,628
Redeemed	(101,396)	(78,996)	(192,398,299)	(81,593,867)
Change in Morgan Shares	101,589	80,029	2,011,644	123,348
Premier
Issued	2,147,809	1,304,372	35,062,991	33,088,308
Reinvested	19,020	5,091	66,179	15,533
Redeemed	(1,367,205)	(430,359)	(29,205,511)	(29,294,888)
Change in Premier Shares	799,624	879,104	5,923,659	3,808,953
Reserve
Issued	—	—	4,488,223	14,423,013
Reinvested	—	—	892	471
Redeemed	—	—	(4,664,956)	(16,822,728)
Change in Reserve Shares	—	—	(175,841)	(2,399,244)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	132

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$519,366	$1,765,500	$296,098	$394,467
Distributions reinvested	947	370	901	179
Cost of shares redeemed	(526,487)	(1,465,283)	(293,789)	(278,870)
Change in net assets resulting from Agency capital transactions	(6,174)	300,587	3,210	115,776
Institutional Class
Proceeds from shares issued	13,263,409	34,459,802	5,640,885	8,061,664
Distributions reinvested	9,488	8,850	9,416	7,899
Cost of shares redeemed	(13,488,033)	(31,413,891)	(5,405,505)	(8,112,805)
Change in net assets resulting from Institutional Class capital transactions	(215,136)	3,054,761	244,796	(43,242)
Morgan
Proceeds from shares issued	43,751	54,370	30,406	38,290
Distributions reinvested	706	344	583	386
Cost of shares redeemed	(28,592)	(28,184)	(17,439)	(26,293)
Change in net assets resulting from Morgan capital transactions	15,865	26,530	13,550	12,383
Premier
Proceeds from shares issued	1,078,965	1,971,421	368,606	330,326
Distributions reinvested	2,626	914	1,591	586
Cost of shares redeemed	(893,569)	(1,438,641)	(248,419)	(211,985)
Change in net assets resulting from Premier capital transactions	188,022	533,694	121,778	118,927
Reserve
Proceeds from shares issued	3,157,274	8,415,437	—	—
Distributions reinvested	369	307	—	—
Cost of shares redeemed	(3,262,112)	(9,461,748)	—	—
Change in net assets resulting from Reserve capital transactions	(104,469)	(1,046,004)	—	—
Service
Proceeds from shares issued	—	—	1	533
Distributions reinvested	—	—	88	98
Cost of shares redeemed	—	—	(2,098)	(11,515)
Change in net assets resulting from Service capital transactions	—	—	(2,009)	(10,884)
Total change in net assets resulting from capital transactions	$(121,892)	$2,869,568	$381,325	$192,960
SEE NOTES TO FINANCIAL STATEMENTS.

133	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	519,352	1,765,500	296,079	394,452
Reinvested	947	370	901	179
Redeemed	(526,479)	(1,465,283)	(293,764)	(278,870)
Change in Agency Shares	(6,180)	300,587	3,216	115,761
Institutional Class
Issued	13,263,373	34,459,802	5,640,854	8,061,657
Reinvested	9,488	8,850	9,416	7,899
Redeemed	(13,487,996)	(31,413,891)	(5,405,476)	(8,112,776)
Change in Institutional Class Shares	(215,135)	3,054,761	244,794	(43,220)
Morgan
Issued	43,748	54,370	30,405	38,287
Reinvested	706	344	583	386
Redeemed	(28,591)	(28,184)	(17,437)	(26,290)
Change in Morgan Shares	15,863	26,530	13,551	12,383
Premier
Issued	1,078,938	1,971,422	368,586	330,312
Reinvested	2,626	914	1,591	587
Redeemed	(893,559)	(1,438,641)	(248,406)	(211,982)
Change in Premier Shares	188,005	533,695	121,771	118,917
Reserve
Issued	3,157,245	8,415,438	—	—
Reinvested	369	307	—	—
Redeemed	(3,262,060)	(9,461,748)	—	—
Change in Reserve Shares	(104,446)	(1,046,003)	—	—
Service
Issued	—	—	1	534
Reinvested	—	—	88	98
Redeemed	—	—	(2,097)	(11,512)
Change in Service Shares	—	—	(2,008)	(10,880)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	134

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$92,574	$286,546	$342,296	$863,243
Distributions reinvested	138	91	98	68
Cost of shares redeemed	(109,115)	(210,910)	(315,894)	(645,166)
Change in net assets resulting from Agency capital transactions	(16,403)	75,727	26,500	218,145
Institutional Class
Proceeds from shares issued	508,176	1,106,652	1,890,224	6,437,877
Distributions reinvested	720	387	1,632	1,669
Cost of shares redeemed	(393,800)	(1,010,633)	(2,358,707)	(5,084,320)
Change in net assets resulting from Institutional Class capital transactions	115,096	96,406	(466,851)	1,355,226
Morgan
Proceeds from shares issued	3,979	13,362	17,544	26,704
Distributions reinvested	91	75	675	490
Cost of shares redeemed	(4,737)	(8,419)	(15,693)	(26,554)
Change in net assets resulting from Morgan capital transactions	(667)	5,018	2,526	640
Premier
Proceeds from shares issued	202,350	581,981	681,608	1,300,818
Distributions reinvested	542	314	306	165
Cost of shares redeemed	(209,832)	(526,577)	(706,147)	(906,118)
Change in net assets resulting from Premier capital transactions	(6,940)	55,718	(24,233)	394,865
Reserve
Proceeds from shares issued	—	—	2,009	385
Distributions reinvested	—	—	10	19
Cost of shares redeemed	—	—	(3,728)	(571)
Change in net assets resulting from Reserve capital transactions	—	—	(1,709)	(167)
Service
Proceeds from shares issued	—	6,661	—	—
Distributions reinvested	53	50	15	16
Cost of shares redeemed	(1,316)	(9,815)	(855)	(720)
Change in net assets resulting from Service capital transactions	(1,263)	(3,104)	(840)	(704)
Total change in net assets resulting from capital transactions	$89,823	$229,765	$(464,607)	$1,968,005
SEE NOTES TO FINANCIAL STATEMENTS.

135	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	92,568	286,535	342,294	863,243
Reinvested	138	91	98	68
Redeemed	(109,107)	(210,910)	(315,891)	(645,166)
Change in Agency Shares	(16,401)	75,716	26,501	218,145
Institutional Class
Issued	508,162	1,106,636	1,890,213	6,437,877
Reinvested	720	387	1,632	1,669
Redeemed	(393,788)	(1,010,628)	(2,358,703)	(5,084,320)
Change in Institutional Class Shares	115,094	96,395	(466,858)	1,355,226
Morgan
Issued	3,977	13,360	17,544	26,704
Reinvested	91	75	675	490
Redeemed	(4,737)	(8,417)	(15,693)	(26,554)
Change in Morgan Shares	(669)	5,018	2,526	640
Premier
Issued	202,338	581,981	681,606	1,300,818
Reinvested	542	314	306	165
Redeemed	(209,819)	(526,558)	(706,140)	(906,118)
Change in Premier Shares	(6,939)	55,737	(24,228)	394,865
Reserve
Issued	—	—	2,009	384
Reinvested	—	—	10	20
Redeemed	—	—	(3,728)	(571)
Change in Reserve Shares	—	—	(1,709)	(167)
Service
Issued	—	6,659	—	—
Reinvested	53	50	15	16
Redeemed	(1,314)	(9,810)	(855)	(721)
Change in Service Shares	(1,261)	(3,101)	(840)	(705)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	136

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.0006	$0.0256	$(0.0003)	$0.0253	$(0.0256)	$—	$(0.0256)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.0009	0.0252	(0.0003)	0.0249	(0.0252)	—	(0.0252)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	— (e)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204	0.0002	0.0206	(0.0204)	— (e)	(0.0204)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0256	(0.0002)	0.0254	(0.0256)	—	(0.0256)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	— (e)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212	0.0002	0.0214	(0.0212)	— (e)	(0.0212)
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0256	(0.0002)	0.0254	(0.0256)	—	(0.0256)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0259	(0.0002)	0.0257	(0.0259)	—	(0.0259)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	— (e)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215	0.0002	0.0217	(0.0215)	— (e)	(0.0215)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0255	(0.0002)	0.0253	(0.0255)	—	(0.0255)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	— (e)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209	0.0002	0.0211	(0.0209)	— (e)	(0.0209)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.0010	0.0241	(0.0003)	0.0238	(0.0241)	—	(0.0241)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	— (e)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179	0.0002	0.0181	(0.0179)	— (e)	(0.0179)
SEE NOTES TO FINANCIAL STATEMENTS.

137	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.56%	$647,802	0.17%	5.07%	0.18%
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0006	2.52	3,084,572	0.26	5.02	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31

1.0003	2.57	38,476,887	0.17	5.10	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21

1.0003	2.57	349,908	0.18	5.09	0.19
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0003	2.59	12,549,608	0.13	5.20	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16

1.0003	2.55	16,365,788	0.21	5.07	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26

1.0007	2.40	3,224,170	0.48	4.82	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	138

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Premier
Six Months Ended August 31, 2023 (Unaudited)	$1.0007	$0.0244	$(0.0002)	$0.0242	$(0.0244)	$—	$(0.0244)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	— (e)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185	0.0002	0.0187	(0.0185)	— (e)	(0.0185)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.0008	0.0230	(0.0002)	0.0228	(0.0230)	—	(0.0230)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	— (e)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160	0.0002	0.0162	(0.0160)	— (e)	(0.0160)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.01%	0.08%	0.01%	—	—
Agency	—	— (a)	0.10%	0.02%	—	—
Capital	—	0.01%	0.08%	0.02%	—	—
Empower	—	0.02%	0.08%	— (a)	—	—
IM	—	— (a)	0.04%	0.01%	—	—
Institutional Class	—	0.01%	0.09%	0.02%	—	—
Morgan	—	0.02%	0.34%	0.12%	—	—
Premier	—	0.01%	0.27%	0.09%	—	—
Reserve	—	0.05%	0.54%	0.16%	—	—
(a) Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

139	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0005	2.44%	$2,744,504	0.43%	4.86%	0.43%
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46

1.0006	2.30	3,245	0.70	4.57	1.51
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	140

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.0002	$0.0151	$(0.0001)	$0.0150	$(0.0151)	$—	$(0.0151)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001 (f)	0.0118	(0.0117)	— (d)	(0.0117)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0123	— (d)	0.0123	(0.0123)	— (d)	(0.0123)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0155	— (d)	0.0155	(0.0155)	—	(0.0155)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	— (d)	0.0125	(0.0125)	— (d)	(0.0125)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0131	— (d)	0.0131	(0.0131)	— (d)	(0.0131)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0156	(0.0001)	0.0155	(0.0156)	—	(0.0156)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	— (d)	0.0127	(0.0127)	— (d)	(0.0127)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0133	— (d)	0.0133	(0.0133)	— (d)	(0.0133)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0153	(0.0001)	0.0152	(0.0153)	—	(0.0153)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	— (d)	0.0122	(0.0122)	— (d)	(0.0122)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0128	— (d)	0.0128	(0.0128)	— (d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.16%	0.02%	—	—
Capital	—	— (a)	0.09%	— (a)	—	—
IM	—	—	0.07%	0.01%	—	—
Institutional Class	—	— (a)	0.12%	0.01%	—	—
(a) Amount rounds to less than 0.005%.

(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

141	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0001	1.51%	$105,028	0.26%	2.97%	0.32%
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38
1.0000	1.24	17,148	0.26 (h)	1.36 (h)	2.96 (h)

1.0002	1.56	228,669	0.18	2.98	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24
1.0000	1.32	72,933	0.18 (h)	1.42 (h)	0.40 (h)

1.0001	1.56	425,709	0.15	3.03	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (i)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18
1.0000	1.34	475,368	0.16 (h)	1.32 (h)	0.23 (h)

1.0001	1.53	421,613	0.21	3.01	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
1.0000	1.29	377,900	0.21 (h)	1.40 (h)	0.37 (h)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	142

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2023 (Unaudited)	$1.0004	$0.0262	$(0.0002)	$0.0260	$(0.0262)	$—	$(0.0262)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	— (d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—	(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

143	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.63%	$2,896,259	0.06%	5.19%	0.14%
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
1.0001	1.10	2,865,539	0.06 (f)	2.53 (f)	0.23 (f)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	144

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Investor
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

145	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.53%	$3,688,300	0.26%	5.00%	0.28%
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33

1.00	2.57	12,322,971	0.18	5.08	0.18
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23

1.00	2.56	10,044,300	0.21	5.05	0.23
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28

1.00	2.42	4,873	0.49	4.80	0.49
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54

1.00	2.37	4,659,512	0.58	4.70	0.59
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68

1.00	2.44	20,020,067	0.43	4.84	0.43
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	146

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.09%	0.02%	—	—
Capital	—	— (a)	0.03%	— (a)	—	—
Institutional Class	—	— (a)	0.05%	— (a)	—	—
Investor	—	0.02%	0.32%	0.16%	—	—
Morgan	—	0.02%	0.42%	0.19%	—	—
Premier	—	— (a)	0.28%	0.10%	—	—
Reserve	—	0.04%	0.53%	0.29%	—	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

147	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.31%	$23,237	0.68%	4.55%	0.68%
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	148

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
May 15, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
E*Trade
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

149	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.50%	$11,550,930	0.17%	4.99%	0.18%
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18
1.47	85,026	0.18	1.49	0.21

2.45	12,841,291	0.26	4.84	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28
1.87	14,132,125	0.26	1.84	0.30
1.82	11,112,454	0.26	1.79	0.31

2.50	164,622,049	0.17	4.93	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19
1.95	86,263,432	0.18	1.91	0.20
1.90	73,390,258	0.18	1.87	0.21

2.07	142,019	1.00	4.03	1.03
1.48	284,787	0.85 (f)	1.36	1.03
0.01	387,687	0.06 (f)	0.01	1.03
0.03	404,756	0.25 (f)	0.02	1.03
1.12	298,348	1.00	1.10	1.05
1.07	274,993	1.00	1.04	1.06

2.50	11,552,029	0.17	4.96	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.52	8,090,920	0.13	4.93	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14
1.99	7,443,910	0.15	1.90	0.15
1.92	6,108,975	0.16	1.95	0.16

2.48	36,573,113	0.21	4.89	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23
1.92	43,246,064	0.21	1.89	0.25
1.87	41,868,607	0.21	1.88	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	150

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.03%	0.13%	0.04%	—	—
Agency	—	0.02%	0.20%	0.06%	—	—
Capital	—	0.03%	0.13%	0.03%	—	—
E*Trade	—	0.15%	0.94%	0.75%	—	—
Empower	—	0.03%	0.13%	— (a)	—	—
IM	—	0.01%	0.09%	0.01%	—	—
Institutional Class	—	0.03%	0.15%	0.04%	—	—
Investor	—	0.03%	0.41%	0.25%	—	—
Morgan	—	0.04%	0.51%	0.33%	—	—
Premier	—	0.03%	0.37%	0.21%	—	—
Reserve	—	0.11%	0.61%	0.47%	—	—
Service	—	0.16%	0.96%	0.74%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

151	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.34%	$2,264,193	0.48%	4.60%	0.48%
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48
1.63	684,791	0.50	1.68	0.50
1.57	1,127,675	0.50	1.60	0.50

2.29	6,946,528	0.58	4.54	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
1.54	2,064,159	0.59	1.50	0.60
1.48	1,660,477	0.59	1.49	0.61

2.36	10,587,829	0.43	4.68	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43
1.68	4,095,749	0.45	1.64	0.45
1.62	2,945,521	0.45	1.59	0.46

2.24	2,947,650	0.68	4.43	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69
1.42	20,829	0.70	1.41	0.71
1.37	19,468	0.70	1.28	0.71

2.06	275,385	1.03	4.05	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03
1.07	867,659	1.05	1.19	1.05
1.02	2,993,274	1.05	1.08	1.05
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	152

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

153	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.49%	$157,332	0.17%	4.91%	0.18%
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.45	2,068,506	0.26	4.82	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29
1.85	1,744,289	0.26	1.85	0.30
1.83	2,013,982	0.26	1.90	0.30

2.49	17,772,739	0.17	4.92	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19
1.94	9,945,933	0.18	1.89	0.20
1.91	6,425,187	0.18	1.92	0.20

2.49	216,513	0.18	4.71	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.51	18,610	0.13	5.26	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14
1.97	37,429	0.15	2.26	0.15
1.93	1,451,488	0.15	1.87	0.15

2.47	9,682,892	0.21	4.88	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24
1.90	16,887,054	0.21	1.88	0.25
1.88	17,766,429	0.21	1.89	0.25

2.33	13,007	0.48	4.59	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54
1.61	29,937	0.50	1.60	0.50
1.58	28,583	0.51	1.57	0.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	154

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.03%	0.14%	0.05%	—	—
Agency	—	0.02%	0.20%	0.06%	—	—
Capital	—	0.02%	0.12%	0.02%	—	—
Empower	—	0.01%	0.13%	— (a)	—	—
IM	—	0.01%	0.09%	0.01%	—	—
Institutional Class	—	0.02%	0.15%	0.04%	—	—
Investor	—	0.04%	0.42%	0.22%	—	—
Morgan	—	0.04%	0.52%	0.31%	—	—
Premier	—	0.03%	0.38%	0.19%	—	—
Reserve	—	0.08%	0.61%	0.35%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

155	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.28%	$3,488,718	0.58%	4.57%	0.58%
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
1.52	734,856	0.59	1.49	0.60
1.49	634,508	0.59	1.55	0.61

2.36	4,381,035	0.43	4.68	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44
1.66	1,439,412	0.45	1.60	0.45
1.63	981,194	0.45	1.68	0.45

2.23	1,308,905	0.68	4.47	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74
1.41	5,966	0.70	1.41	0.73
1.38	6,986	0.70	1.34	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	156

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	0.01%	0.20%	0.06%	—	—
Institutional Class	—	0.01%	0.16%	0.04%	—	—
Morgan	—	0.04%	0.53%	0.36%	—	—
Premier	—	0.01%	0.39%	0.21%	—	—

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

157	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.44%	$813,097	0.26%	4.81%	0.28%
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31

1.00	2.46	4,239,875	0.21	4.84	0.23
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26

1.00	2.27	236,912	0.59	4.48	0.59
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70

1.00	2.35	1,802,001	0.43	4.63	0.43
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	158

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
January 15, 2020 (g) through February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

159	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.44%	$50,019	0.17%	4.93%	0.17%
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.40	10,665,521	0.26	4.77	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30
1.00	1.79	2,567,061	0.26	1.81	0.31

1.00	2.44	75,482,900	0.17	4.84	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20
1.00	1.88	23,528,259	0.18	1.88	0.21

1.00	2.44	448,463	0.17	4.85	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.47	42,380	0.12	4.95	0.12
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	2.43	41,939,493	0.21	4.80	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25
1.00	1.84	17,858,556	0.21	1.87	0.26

1.00	2.24	4,340,853	0.58	4.45	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60
1.00	1.46	2,009,129	0.59	1.45	0.61
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	160

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	— (a)	0.12%	0.08%	—	—
Agency	—	— (a)	0.21%	0.05%	—	—
Capital	—	— (a)	0.12%	0.02%	—	—
Empower	—	— (a)	0.13%	0.12%	—	—
IM	—	— (a)	0.14%	— (a)	—	—
Institutional Class	—	— (a)	0.16%	0.03%	—	—
Morgan	—	0.05%	0.52%	0.34%	—	—
Premier	—	0.02%	0.38%	0.19%	—	—
Reserve	—	0.09%	0.62%	0.44%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

161	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.31%	$11,679,465	0.43%	4.60%	0.43%
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45
1.00	1.60	2,059,307	0.45	1.65	0.46

1.00	2.19	1,246,377	0.68	4.31	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
1.00	1.35	1,561,835	0.70	1.42	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	162

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.16%	0.03%	—	—
Institutional Class	—	—	0.12%	0.01%	—	—
Morgan	—	0.02%	0.49%	0.29%	—	—
Premier	—	— (a)	0.33%	0.14%	—	—
Reserve	—	0.07%	0.59%	0.39%	—	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

163	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.53%	$575,491	0.26%	3.01%	0.28%
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31

1.00	1.55	7,975,417	0.21	3.06	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26

1.00	1.36	59,535	0.59	2.70	0.59
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68

1.00	1.44	1,059,788	0.43	2.85	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46

1.00	1.31	657,369	0.68	2.59	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	164

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.13%	0.01%	—	—
Institutional Class	—	— (a)	0.09%	0.01%	—	—
Morgan	—	0.02%	0.46%	0.24%	—	—
Premier	—	— (a)	0.32%	0.10%	—	—
Service	—	0.19%	0.92%	0.60%	— (a)	— (a)
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

165	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.55%	$157,259	0.26%	3.06%	0.30%
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33

1.00	1.58	1,080,908	0.21	3.11	0.25
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28

1.00	1.38	50,169	0.59	2.74	0.61
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65

1.00	1.46	278,606	0.44	2.90	0.45
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48

1.00	1.15	6,788	1.05	2.27	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06
1.00	0.41	68,493	1.05 (f)	0.48	1.09
1.00	0.47	256,953	1.05 (f)	0.46	1.08
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	166

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.14%	0.04%	—	—
Institutional Class	—	— (a)	0.12%	0.01%	—	—
Morgan	—	0.02%	0.49%	0.31%	—	—
Premier	—	0.01%	0.36%	0.18%	—	—
Service	—	0.21%	0.95%	0.68%	0.01%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

167	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.33%	$61,854	0.26%	2.62%	0.32%
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	1.36	298,772	0.21	2.68	0.27
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	1.16	8,093	0.59	2.29	0.64
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72

1.00	1.23	174,910	0.45	2.43	0.47
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52

1.00	0.93	5,257	1.05	1.83	1.07
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08
1.00	0.32	28,405	1.05 (f)	0.37	1.10
1.00	0.41	118,146	1.04 (f)	0.37	1.12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	168

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.14%	0.01%	—	—
Institutional Class	—	—	0.09%	— (a)	—	—
Morgan	—	0.04%	0.46%	0.27%	—	—
Premier	—	— (a)	0.33%	0.11%	—	—
Reserve	—	0.06%	0.58%	0.35%	—	—
Service	—	0.20%	0.92%	0.63%	0.01%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

169	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.51%	$294,804	0.26%	2.98%	0.29%
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	1.54	1,313,472	0.21	3.01	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	1.34	53,182	0.59	2.66	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66

1.00	1.42	468,051	0.44	2.79	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49

1.00	1.29	266	0.70	2.44	0.70
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74

1.00	1.12	1,007	1.04	2.17	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11
1.00	0.36	8,363	1.05 (f)	0.45	1.08
1.00	0.43	36,537	1.04 (f)	0.43	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	170

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(2)	E*Trade Shares had no assets from the close of business on September 21, 2016.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

171	J.P. Morgan Money Market Funds	August 31, 2023

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds.  The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach

August 31, 2023	J.P. Morgan Money Market Funds	172

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$76,479,809	$—	$76,479,809

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,185,077	$—	$1,185,077

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,900,855	$—	$2,900,855

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$50,160,454	$—	$50,160,454

(a)	Please refer to the SOI for specifics of portfolio holdings.

173	J.P. Morgan Money Market Funds	August 31, 2023

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$263,383,427	$—	$263,383,427

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,369,680	$—	$38,369,680

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,296,218	$—	$7,296,218

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$155,512,341	$—	$155,512,341

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,060,931	$—	$10,060,931

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,577,196	$—	$1,577,196

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2023	J.P. Morgan Money Market Funds	174

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$550,278	$—	$550,278

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,160,292	$—	$2,160,292

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.

175	J.P. Morgan Money Market Funds	August 31, 2023

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2023 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$20	n/a	n/a	n/a	$48	$2	n/a	$1	n/a	n/a	n/a	n/a
Agency	44	$12	n/a	$30	102	9	$5	60	$6	$1	$1	$3
Agency SL	n/a	n/a	$32	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	423	20	n/a	86	1,242	120	n/a	520	n/a	n/a	n/a	n/a
E*Trade	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	17	n/a	n/a	n/a	79	3	n/a	3	n/a	n/a	n/a	n/a
IM	107	15	n/a	n/a	89	— (a)	n/a	— (a)	n/a	n/a	n/a	n/a
Institutional Class	169	19	n/a	89	315	78	29	310	81	9	4	13
Investor	n/a	n/a	n/a	— (a)	22	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	115	n/a	n/a	67	78	23	11	54	4	2	— (a)	8
Premier	43	n/a	n/a	122	62	31	12	64	11	3	3	5
Reserve	14	n/a	n/a	— (a)	28	2	n/a	14	7	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	3	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$952	$66	$32	$394	$2,070	$268	$57	$1,026	$109	$15	$8	$29

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and redesignation of dividends.

August 31, 2023	J.P. Morgan Money Market Funds	176

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
I. Recent Accounting Pronouncement — In July 2023, the SEC recently adopted changes to the rules that govern money market funds (the "Amendments"). Among other things, these Amendments will: (1) remove the discretion of an institutional or retail money market fund to impose a “redemption gate” that temporarily restricts redemptions when the fund’s portfolio liquidity falls below the required minimum; (2) remove the discretion of an institutional or retail money market fund to impose a “liquidity fee” when the fund’s portfolio liquidity falls below the required minimum, while preserving the discretion to impose the fee when it is in the best interests of the fund to do so (without regard to the fund’s portfolio liquidity level); (3) require an institutional money market fund to impose a mandatory liquidity fee when the fund’s net redemptions exceed certain levels (unless the fee is de minimis); and (4) increase the required minimum levels of daily and weekly liquid assets for all money market funds. The Amendments will be effective on October 2, 2023 with tiered compliance dates. Management is currently evaluating the Amendments and its impacts to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2023, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	0.10	0.25	n/a
Municipal Money Market Fund	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.

177	J.P. Morgan Money Market Funds	August 31, 2023

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	E*Trade	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.30%	n/a	0.10
U.S. Government Money Market Fund	0.05	0.15	0.05	0.30	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2023	J.P. Morgan Money Market Funds	178

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2023. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

179	J.P. Morgan Money Market Funds	August 31, 2023

For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$11	$—	$2,332	$2,343	$8
Institutional Tax Free Money Market Fund	8	5	156	169	—
Securities Lending Money Market Fund	594	396	—	990	—
Liquid Assets Money Market Fund	5	—	1,932	1,937	—
U.S. Government Money Market Fund	31	—	7,363	7,394	—
U.S. Treasury Plus Money Market Fund	4	—	1,358	1,362	—
Federal Money Market Fund	—	—	553	553	—
100% U.S. Treasury Securities Money Market Fund	14	—	5,031	5,045	—
Tax Free Money Market Fund	—	—	894	894	—
Municipal Money Market Fund	14	9	181	204	—
California Municipal Money Market Fund	36	24	80	140	—
New York Municipal Money Market Fund	5	3	238	246	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

Federal Money Market Fund	$— (a)
100% U.S. Treasury Securities Money Market Fund	— (a)

(a)	Amount rounds to less than one thousand.
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

Prime Money Market Fund	$7
Institutional Tax Free Money Market Fund	1
Securities Lending Money Market Fund	1
Liquid Assets Money Market Fund	4
U.S. Government Money Market Fund	19
U.S. Treasury Plus Money Market Fund	3
Federal Money Market Fund	1
100% U.S. Treasury Securities Money Market Fund	10
Tax Free Money Market Fund	2
Municipal Money Market Fund	1
California Municipal Money Market Fund	1
New York Municipal Money Market Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

August 31, 2023	J.P. Morgan Money Market Funds	180

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2023, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$369,052	$975,023	$—
Tax Free Money Market Fund	1,095,766	457,702	—
Municipal Money Market Fund	433,910	424,866	—
California Municipal Money Market Fund	100,853	35,311	—
New York Municipal Money Market Fund	507,220	613,900	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2023 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$225
Agency	—	2,194
Capital	—	10,068
Empower	—	91
Institutional Class	—	7,758
Morgan	—	4,378
Premier	—	4,047
Reserve	4	5
	$4	$28,766
Institutional Tax Free Money Market Fund
Agency	$—	$81
Capital	—	81
Institutional Class	—	204
	$—	$366
Liquid Assets Money Market Fund
Agency	$—	$2,629
Capital	—	2,744
Institutional Class	—	4,674
Investor	—	7
Morgan	1,697	5,938
Premier	—	25,081
Reserve	31	37
	$1,728	$41,110

181	J.P. Morgan Money Market Funds	August 31, 2023

	Distribution	Service
U.S. Government Money Market Fund
Academy	$—	$2,073
Agency	—	8,990
Capital	—	38,637
E*Trade	664	332
Empower	—	2,359
Institutional Class	—	17,738
Investor	—	3,797
Morgan	2,731	9,562
Premier	—	13,496
Reserve	2,281	2,738
Service	894	447
	$6,570	$100,169
U.S. Treasury Plus Money Market Fund
Academy	$—	$39
Agency	—	1,499
Capital	—	4,138
Empower	—	116
Institutional Class	—	4,697
Investor	—	31
Morgan	1,038	3,634
Premier	—	5,784
Reserve	1,153	1,383
	$2,191	$21,321
Federal Money Market Fund
Agency	$—	$539
Institutional Class	—	2,076
Morgan	96	337
Premier	—	2,340
	$96	$5,292
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$41
Agency	—	6,384
Capital	—	17,124
Empower	—	98
Institutional Class	—	18,787
Morgan	1,715	6,001
Premier	—	14,083
Reserve	1,707	2,049
	$3,422	$64,567
Tax Free Money Market Fund
Agency	$—	$441
Institutional Class	—	4,137
Morgan	26	92
Premier	—	1,546
Reserve	902	1,082
	$928	$7,298

August 31, 2023	J.P. Morgan Money Market Funds	182

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
Municipal Money Market Fund
Agency	$—	$98
Institutional Class	—	494
Morgan	21	75
Premier	—	337
Service	24	12
	$45	$1,016
California Municipal Money Market Fund
Agency	$—	$56
Institutional Class	—	144
Morgan	4	14
Premier	—	291
Service	17	9
	$21	$514
New York Municipal Money Market Fund
Agency	$—	$220
Institutional Class	—	635
Morgan	27	96
Premier	—	749
Reserve	1	1
Service	4	2
	$32	$1,703
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$76,478,081	$9,198	$7,470	$1,728
Institutional Tax Free Money Market Fund	1,185,173	—	96	(96)
Securities Lending Money Market Fund	2,900,599	453	197	256
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,267	$—
Securities Lending Money Market Fund	94	—
Liquid Assets Money Market Fund	38	—
U.S. Government Money Market Fund	55,548	1,159
U.S. Treasury Plus Money Market Fund	3,447	120
Federal Money Market Fund	73	1
100% U.S. Treasury Securities Money Market Fund	9,462	—

183	J.P. Morgan Money Market Funds	August 31, 2023

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Prime Money Market Fund	$1,935	$—
Securities Lending Money Market Fund	36	—
U.S. Government Money Market Fund	3,705	4
U.S. Treasury Plus Money Market Fund	—	1
New York Municipal Money Market Fund	1	—
During the year ended February 28, 2023, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Liquid Assets Money Market Fund	$37	$—
U.S. Government Money Market Fund	—	155
U.S. Treasury Plus Money Market Fund	—	48
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2023, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2023, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$29,586	72	$208
Interest earned as a result of lending money to another fund for the six months ended August 31, 2023, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2023	J.P. Morgan Money Market Funds	184

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	56.7%	—	— %
Institutional Tax Free Money Market Fund	1	87.1	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	2	58.2	2	38.2
U.S. Government Money Market Fund	1	31.1	—	—
U.S. Treasury Plus Money Market Fund	1	34.5	1	14.3
Federal Money Market Fund	1	61.1	1	11.6
100% U.S. Treasury Securities Money Market Fund	1	58.2	—	—
Tax Free Money Market Fund	1	53.8	1	36.5
Municipal Money Market Fund	2	82.2	—	—
California Municipal Money Market Fund	1	67.6	—	—
New York Municipal Money Market Fund	1	90.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.

185	J.P. Morgan Money Market Funds	August 31, 2023

The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund
France	15.1%	13.0%
8. Subsequent Events
Subsequent to August 31, 2023, JPMorgan California Municipal Money Market Fund had net redemptions of approximately $148 million which represented 26.95% of the Fund’s net assets as of August 31, 2023.
As approved by the Boards, the liquidation of E*Trade Shares of Liquid Assets Money Market Fund, U.S. Government Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund occurred on September 29, 2023.

August 31, 2023	J.P. Morgan Money Market Funds	186

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,025.60	$0.87	0.17%
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,025.20	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.70	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,025.70	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,025.90	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,025.50	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,024.00	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Premier
Actual	1,000.00	1,024.40	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,023.00	3.56	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

187	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,015.10	$1.32	0.26%
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,015.60	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,015.60	0.76	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Institutional Class
Actual	1,000.00	1,015.30	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,026.30	0.31	0.06
Hypothetical	1,000.00	1,024.84	0.31	0.06
JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,025.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.70	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
Institutional Class
Actual	1,000.00	1,025.60	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,024.20	2.49	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49
Morgan
Actual	1,000.00	1,023.70	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,024.40	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,023.10	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,025.00	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.00	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
E*Trade
Actual	1,000.00	1,020.70	5.08	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00

August 31, 2023	J.P. Morgan Money Market Funds	188

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Empower
Actual	$1,000.00	$1,025.00	$0.87	0.17%
Hypothetical	1,000.00	1,024.28	0.87	0.17
IM
Actual	1,000.00	1,025.20	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,024.80	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,023.40	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Morgan
Actual	1,000.00	1,022.90	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.60	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,022.40	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
Service
Actual	1,000.00	1,020.60	5.23	1.03
Hypothetical	1,000.00	1,019.96	5.23	1.03
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,024.90	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,024.90	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,024.90	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,025.10	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,024.70	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,023.30	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Morgan
Actual	1,000.00	1,022.80	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.60	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43

189	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,022.30	$3.46	0.68%
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,024.40	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,024.60	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,022.70	3.00	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,023.50	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.00	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
IM
Actual	1,000.00	1,024.70	0.61	0.12
Hypothetical	1,000.00	1,024.53	0.61	0.12
Institutional Class
Actual	1,000.00	1,024.30	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,022.40	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.10	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,021.90	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,015.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.50	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21

August 31, 2023	J.P. Morgan Money Market Funds	190

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,013.60	$2.99	0.59%
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,014.40	2.18	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,013.10	3.44	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,015.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.80	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,013.80	2.99	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,014.60	2.23	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Service
Actual	1,000.00	1,011.50	5.31	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,013.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,013.60	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,011.60	2.98	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,012.30	2.28	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Service
Actual	1,000.00	1,009.30	5.30	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,015.10	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,013.40	2.99	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59

191	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,014.20	$2.23	0.44%
Hypothetical	1,000.00	1,022.92	2.24	0.44
Reserve
Actual	1,000.00	1,012.90	3.54	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Service
Actual	1,000.00	1,011.20	5.26	1.04
Hypothetical	1,000.00	1,019.91	5.28	1.04

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

August 31, 2023	J.P. Morgan Money Market Funds	192

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser").  This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•   The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

193	J.P. Morgan Money Market Funds	August 31, 2023

•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’
distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances).  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
fees for the Funds.  The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review.  As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the

195	J.P. Morgan Money Market Funds	August 31, 2023

Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for the Premier shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Adviser provide additional Fund

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  They requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that both the net advisory fee and actual total expenses for the Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee for the Agency SL shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for both the Institutional and Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for both the Institutional and Premier shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

197	J.P. Morgan Money Market Funds	August 31, 2023

The Trustees noted that the Federal Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional and Premier shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the fourth and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for both the Institutional and Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the second and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Premier shares was in the fourth quintiles of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses were in the first and second quintiles of the Universe, respectively, for both the Institutional and Premier shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses were in the fourth and third quintiles of the Universe, respectively, for both the Institutional and Premier shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Money Market Funds	198

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

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© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-MMKT-823

Semi-Annual Report
J.P. Morgan Municipal Bond Funds
August 31, 2023  (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

August 31, 2023	J.P. Morgan Municipal Bond Funds	1

J.P. Morgan Municipal Bond Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investments generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds. While U.S. municipal bonds largely provided positive returns for the entire period, the performance was generally flat for the second half of the period.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.78%
Bloomberg LB California 1–17 Year Muni Index	1.00%
Net Assets as of 8/31/2023 (In Thousands)	$292,765
Duration as of 8/31/2023	4.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s exposures to longer duration bonds in the state general obligation, education and water & sewer sectors were leading detractors from performance. The Fund’s exposure to bonds rated AA also detracted from relative performance.
The Fund’s overweight positions in the transportation, electric and hospitals sectors, and its overweight position in bonds rated single-A were leading contributors to performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	21.3%
AA	62.3
A	12.5
BBB	1.9
NR	2.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge **		(3.11)%	(2.20)%	0.06%	1.43%
Without Sales Charge		0.71	1.64	0.83	1.82
CLASS C SHARES	February 19, 2005
With CDSC ***		(0.54)	0.15	0.33	1.42
Without CDSC		0.46	1.15	0.33	1.42
CLASS I SHARES	December 23, 1996	0.78	1.69	0.92	1.92
CLASS R6 SHARES	October 1, 2018	0.83	1.79	1.02	1.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The
Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan National Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.50%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.89%
Net Assets as of 8/31/2023 (In Thousands)	$3,400,779
Duration as of 8/31/2023	5.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan National Municipal Income Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight positions in the leasing, pre-refunded and transportation bond sectors were leading detractors from performance. The Fund’s underweight positions in California and New York state bonds also detracted from relative performance.
The Fund’s overweight positions in 0-to-1 year and 10-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s underweight position in state general obligation bonds, its overweight positions in industrial development revenue/pollution control revenue bonds and in  bonds rated BBB also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	9.7%
AA	42.7
A	31.6
BBB	8.3
BB	0.9
B	0.2
CCC	0.8
NR	5.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	5

JPMorgan National Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge **		(3.26)%	(2.85)%	0.18%	1.26%
Without Sales Charge		0.46	0.95	0.95	1.65
CLASS C SHARES	December 31, 2003
With CDSC ***		(0.90)	(0.68)	0.40	1.16
Without CDSC		0.10	0.32	0.40	1.16
CLASS I SHARES	September 10, 2001	0.50	1.13	1.19	1.91
CLASS R6 SHARES	November 6, 2017	0.55	1.23	1.31	1.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan National Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal
Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.81%
Bloomberg New York Intermediate (1–17 Year) Maturities Index	0.96%
Net Assets as of 8/31/2023 (In Thousands)	$376,988
Duration as of 8/31/2023	4.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s exposures to the water & sewer, transportation and leasing sectors, which generally had longer relative durations, were leading detractors from performance. Generally,  bonds of longer duration will experience a greater decline in price compared with shorter duration bonds when interest rates rise. The Fund’s exposure to bonds rated BBB also detracted from relative performance.
The Fund’s overweight positions in the local general obligation, electric and industrial development revenue/pollution control revenue bond sectors were leading contributors to performance relative to the Benchmark. The Fund’s exposures to shorter duration bonds in the education sector and in bonds rated AAA also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	19.5%
AA	64.0
A	8.5
BBB	6.9
NR	1.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	7

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge **		(2.99)%	(2.15)%	0.26%	1.17%
Without Sales Charge		0.81	1.68	1.03	1.55
CLASS C SHARES	January 31, 2003
With CDSC ***		(0.44)	0.16	0.52	1.09
Without CDSC		0.56	1.16	0.52	1.09
CLASS I SHARES	September 10, 2001	0.86	1.64	1.25	1.79
CLASS R6 SHARES	October 1, 2018	0.91	1.90	1.35	1.84

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Intermediate (1–17 Year)
Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.80%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.05%
Net Assets as of 8/31/2023 (In Thousands)	$975,658
Duration as of 8/31/2023	3.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s overweight position in local general obligation bonds and its underweight position in state general obligation bonds were leading detractors from performance. The Fund’s underweight position in pre-refunded bonds and its overweight position in Pennsylvania state bonds also detracted from relative performance.
The Fund’s overweight allocations to the 0-to-1 year and 6-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s underweight position in both the electric sector and the water & sewer sector, and the Fund’s overweight allocations to bonds rated single-A and BBB also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	7.8%
AA	54.1
A	28.3
BBB	7.1
BB	0.4
NR	2.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	9

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge **		(1.47)%	(1.30)%	0.13%	0.52%
Without Sales Charge		0.80	0.96	0.58	0.75
CLASS C SHARES	November 1, 2001
With CDSC ***		(0.46)	(0.46)	0.08	0.36
Without CDSC		0.54	0.54	0.08	0.36
CLASS I SHARES	June 19, 2009	1.02	1.50	1.05	1.22
CLASS R6 SHARES	October 1, 2018	0.94	1.45	1.08	1.23

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.82%
Bloomberg U.S. Municipal Index	1.04%
Net Assets as of 8/31/2023 (In Thousands)	$758,979
Duration as of 8/31/2023	9.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg US Municipal Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight position in the transportation sector and its overweight position in the education sector were leading detractors from performance. The Fund’s underweight allocation to pre-refunded bonds, its overweight allocation to Colorado bonds and its underweight allocation to California bonds also detracted from relative performance.
The Fund’s overweight allocations to 0-to-1 year and 10-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s overweight allocation to industrial development revenue/pollution control revenue bonds and its underweight allocation to state general obligation bonds also contributed to relative performance. The Fund’s overweight allocations to bonds rated single-A and BBB also helped relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	20.9%
AA	37.6
A	22.5
BBB	11.5
BB	1.6
CCC	0.3
NR	5.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	11

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge **		(2.99)%	(3.47)%	(0.21)%	1.94%
Without Sales Charge		0.82	0.33	0.56	2.33
CLASS C SHARES	July 1, 2008
With CDSC ***		(0.46)	(1.24)	(0.02)	1.82
Without CDSC		0.54	(0.24)	(0.02)	1.82
CLASS I SHARES	February 1, 1995	0.94	0.65	0.78	2.53
CLASS R6 SHARES	October 1, 2018	0.96	0.61	0.82	2.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	1.58%
Bloomberg 1 Year Municipal Bond Index	1.48%
Net Assets as of 8/31/2023 (In Thousands)	$1,891,342
Duration as of 8/31/2023	0.7 Years
INVESTMENT OBJECTIVE**
The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s overweight allocations to bonds rated single-A and BBB, and the Fund’s out-of-Benchmark position in variable rate demand notes also contributed to relative performance.
The Fund’s underweight allocation to the transportation sector and its longer duration in Illinois bonds were leading detractors from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	15.1%
AA	31.1
A	28.1
BBB	6.7
NR	19.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	13

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES **	May 31, 2016	1.43%	2.20%	0.74%	0.71%
CLASS I SHARES	May 31, 2016	1.58	2.44	0.92	0.92

*	Not annualized.
**
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to
Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on May 31, 2016.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.9% (a)
California—95.9%
Education—7.7%
California Educational Facilities Authority
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,281
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,708
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/1/2028	210	222
Series 2022A, Rev., 5.00%, 12/1/2031	450	485
Series 2022A, Rev., 5.00%, 12/1/2032	275	295
California Educational Facilities Authority, Stanford University
Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,782
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,765
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (b)	315	300
Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,129
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (b)	350	360
California State University, Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,924
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,520
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,209
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,577
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,357
University of California, Limited Project, Series 2018O, Rev., 5.00%, 5/15/2034	1,500	1,634
		22,548
General Obligation—26.9%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,266
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	162
Series F, GO, Zero Coupon, 2/1/2034	545	367
City and County of San Francisco, California General Obligation, Earthquake Safety and Emergency Response, Series 2018C, GO, 4.00%, 6/15/2029	2,500	2,516
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/1/2036	1,500	1,645
Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	2,937
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,571
East Side Union High School District, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,064
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,403
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	814
Evergreen School District, Series 2009B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,859
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,211
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,680
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	373
GO, Zero Coupon, 7/1/2032	880	627
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	967
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,741
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	954
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,631
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/1/2035	1,500	965
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,049
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,351
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (c)	385	426
San Francisco Unified School District, GO, 5.00%, 6/15/2031	2,000	2,277
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	653
Series C, GO, 4.00%, 9/1/2043	1,500	1,493
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,297
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/1/2027	1,130	994
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	15

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,642
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	674
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,104
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,613
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	874
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,511
State of California, School Facilities, GO, 4.00%, 9/1/2032	2,000	2,045
State of California, Various Purpose
GO, 5.00%, 8/1/2027	2,000	2,154
GO, 5.00%, 12/1/2029	2,000	2,008
Series C, GO, 5.00%, 8/1/2030	2,000	2,145
GO, 5.00%, 8/1/2031	1,500	1,538
GO, 5.00%, 10/1/2032	3,000	3,057
GO, 5.00%, 8/1/2033	1,000	1,050
GO, 4.00%, 10/1/2035	2,520	2,634
GO, 4.00%, 3/1/2036	2,000	2,065
GO, 5.00%, 4/1/2036	1,000	1,097
GO, 5.00%, 11/1/2037	2,000	2,262
GO, 4.00%, 10/1/2041	6,000	6,024
GO, 5.00%, 10/1/2042	1,000	1,072
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,010
		78,870
Hospital—7.4%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,000
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,400
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,171
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	260
Rev., 5.00%, 11/15/2032	400	415
Series A, Rev., 5.00%, 8/15/2033	3,500	3,691
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
Series B, Rev., 5.00%, 8/15/2035	1,500	1,574
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1, Rev., 5.00%, 11/1/2027	1,995	2,168
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	588
Series 2014A, Rev., 5.00%, 8/15/2028	850	862
Series 2014A, Rev., 5.00%, 8/15/2030	655	664
Series A, Rev., 5.00%, 8/15/2030	1,000	1,046
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,292
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	518
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,599
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,363
		21,611
Industrial Development Revenue/Pollution Control Revenue—0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,462
Other Revenue—7.4%
California Community Choice Financing Authority
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	500
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	998
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,189
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2028	1,500	1,547
Series F, Rev., 5.00%, 5/1/2030	1,000	1,031
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/1/2029	140	146
Contra Costa County Transportation Authority, Sales Tax, Series 2015A, Rev., 5.00%, 3/1/2032	2,000	2,059
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Series 2022B, Rev., 5.00%, 9/1/2037 (b)	400	389
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (c)	2,500	2,534
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,092
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,574
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019B, Rev., 5.00%, 7/1/2035	2,000	2,194
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,689
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Series NTS2015, Rev., 5.00%, 9/1/2030	500	520
Series NTS2015, Rev., 5.00%, 9/1/2031	270	281
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	782
Riverside Public Financing Authority, Main Library Project, Series 2019B, Rev., 5.00%, 11/1/2034	450	492
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,479
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024 (c)	170	174
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024	172	176
		21,846
Prerefunded—5.7%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (c)	2,650	2,766
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, Rev., 5.00%, 10/1/2023 (c)	1,000	1,001
Campbell Union High School District, GO, 5.00%, 8/1/2024 (c)	1,700	1,730
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (c)	2,370	2,512
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (c)	1,500	1,526
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (c)	2,460	2,503
San Mateo Union High School District, Election of 2006, Series 2013A, GO, 5.00%, 9/1/2023 (c)	1,005	1,005
INVESTMENTS	Principal Amount ($000)	Value ($000)

Prerefunded — continued
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/1/2024 (c)	790	796
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (c)	2,600	2,768
		16,607
Transportation—15.3%
California Infrastructure and Economic Development Bank, Academy Of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024 (d)	275	281
Series 2023A, Rev., 5.00%, 11/1/2034 (d)	1,000	1,160
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,815
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026	250	253
Series 2014B, Rev., 5.00%, 5/15/2027	225	227
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,050
Series A, Rev., AMT, 5.00%, 5/15/2033	500	526
Series 2019A, Rev., 5.00%, 5/15/2036	750	823
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,531
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	548
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	553
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,182
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,751
City of Los Angeles Department of Airports, International Airport Senior
Series 2018B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,103
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,041
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,561
Series C, Rev., 5.00%, 5/15/2031	1,250	1,296
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,311
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (c)	1,795	1,666
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,172
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,622
Series 2014A, Rev., AMT, 5.00%, 8/1/2027	1,625	1,644
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,517
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	17

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,231
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	785
Series A, Rev., 5.00%, 7/1/2035	1,000	1,064
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,043
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,138
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,063
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,573
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	576
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	1,811
		44,917
Utility—5.7%
Los Angeles Department of Water and Power, Power System
Series 2014C, Rev., 5.00%, 7/1/2027	1,500	1,522
Series 2018D, Rev., 5.00%, 7/1/2031	1,100	1,210
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	1,991
Series 2019C, Rev., 5.00%, 7/1/2036	2,715	2,983
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,728
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,207
Northern California Power Agency, Hydroelectric Project, Series 2022A, Rev., 5.00%, 7/1/2028	1,500	1,648
Sacramento Municipal Utility District, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,344
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,015
		16,648
Water & Sewer—19.3%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/1/2033	1,565	1,831
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,024
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,196
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,080
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,888
Series B, Rev., 5.00%, 6/1/2033	1,500	1,547
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,097
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,634
City of San Francisco, Public Utilities Commission Water
Series D, Rev., 5.00%, 11/1/2034	2,710	2,934
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,675
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,089
City of Santa Rosa, Wastewater, Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,500
East Bay Municipal Utility District, Water System
Series 2022B-1, Rev., 5.00%, 6/1/2034	1,500	1,763
Series 2019A, Rev., 5.00%, 6/1/2038	1,595	1,739
Eastern Municipal Water District Financing Authority, Water and Wastewater System, Series 2016B, Rev., 5.00%, 7/1/2033	2,885	3,049
Metropolitan Water District of Southern California, Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,645
Metropolitan Water District of Southern California, Waterworks
Series 2022A, Rev., 5.00%, 10/1/2029	1,250	1,407
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	2,708
Series 2022B, Rev., 5.00%, 7/1/2039	1,250	1,404
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,315
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,140
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,810
Santa Clara Valley Water District, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,850
Santa Clara Valley Water District, Water System, Series A, Rev., 5.00%, 6/1/2030	1,600	1,670
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,089
Rev., 5.00%, 8/1/2031	1,420	1,474
Rev., 5.00%, 8/1/2032	2,410	2,500
Rev., 5.00%, 8/1/2038	1,250	1,338
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,337
State of California Department of Water Resources, Central Valley Project, Water System, Series BA, Rev., 5.00%, 12/1/2033	1,500	1,682
		56,415
Total California		280,924
Total Municipal Bonds (Cost $284,859)		280,924
	Shares (000)
Short-Term Investments—4.4%
Investment Companies—4.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (e) (f)(Cost $12,759)	12,759	12,760
Total Investments—100.3% (Cost $297,618)		293,684
Liabilities in Excess of Other Assets—(0.3)%		(919)
Net Assets—100.0%		292,765

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BA	Canadian Bankers' Acceptance Rate
CR	Custodial Receipts
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.2% (a)
Alabama — 4.4%
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	351
Alabama Federal Aid Highway Finance Authority Series B, Rev., 5.00%, 9/1/2023 (b)	30	30
Birmingham Airport Authority
Rev., 5.00%, 7/1/2031	175	194
Rev., 5.00%, 7/1/2032	150	166
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,219
Series 2022E, Rev., 5.00%, 6/1/2028 (c)	13,050	13,386
Series 2022C-1, Rev., 5.25%, 6/1/2029 (c)	5,000	5,184
Series 2022C-1, Rev., 5.25%, 6/1/2029	2,760	2,871
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	18,140	17,414
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	584
Series 2018B, GO, 4.00%, 12/1/2033	375	382
Series 2018B, GO, 4.00%, 12/1/2034	510	519
Series 2018B, GO, 4.00%, 12/1/2035	500	505
City of Huntsville, Warrants Series 2018-A, GO, 5.00%, 5/1/2033	70	75
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	324
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250	1,283
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (b)	3,910	3,940
Rev., 5.00%, 3/1/2026	1,735	1,747
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	51
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	33,901
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	20,932
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (c)	1,000	971
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	22,135	21,092
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	14,065	14,346
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	59
Total Alabama		148,526
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	21
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2026	2,185	2,259
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,524
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,621
Municipality of Anchorage Series 2018C, GO, 5.00%, 9/1/2028	1,675	1,829
Total Alaska		7,254
Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	26
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	227
Series 2021A, Rev., 4.00%, 12/15/2051 (d)	250	180
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	200
Series 2020A, Rev., 4.00%, 9/1/2036	355	349
Series 2020A, Rev., 4.00%, 9/1/2037	820	784
Series 2020A, Rev., 4.00%, 9/1/2039	810	760
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	2,428
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	116
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	192
Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	201
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	208
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	165
Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	181
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	222
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	229
Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	108
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2033	1,435	1,550
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,667
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	1,995
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,869
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,437
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,683
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,709
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,622
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,279
Series 2019A, Rev., 5.00%, 1/1/2029	660	546
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	2,951
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,014
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	2,997
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,060
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,296
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,645
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,290
Series 2019A, Rev., 5.00%, 1/1/2037	500	343
Series 2019A, Rev., 5.00%, 1/1/2038	500	342
Series 2019A, Rev., 4.25%, 1/1/2039	545	336
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	799
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,135
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	336
Series 2021A, Rev., 4.00%, 7/1/2035	360	344
Series 2021A, Rev., 4.00%, 7/1/2036	155	146
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	238
Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	397
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,059
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	977
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,058
Series 2016B, Rev., 5.00%, 7/1/2042	30	31
City of Mesa, Utility System
Series 2019A, Rev., 5.00%, 7/1/2029	40	44
Rev., 4.00%, 7/1/2031	50	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series 2019A, Rev., 5.00%, 7/1/2033	25	28
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	190	202
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2020B, Rev., 5.00%, 7/1/2040	70	76
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,037
City of Yuma, Arizona Utility System Rev., 4.00%, 7/1/2038	85	85
County of Pinal Rev., 4.00%, 8/1/2037	75	75
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	727
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,354
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	3,930
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,000
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,591
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	90	91
Series 2019A, Rev., 5.00%, 9/1/2033	500	532
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,063
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,055
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	125	124
Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project
Series 2023A, Rev., 5.25%, 7/1/2033 (d)	165	163
Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	928
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	27
Series 2018C, GO, 5.00%, 7/1/2033	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	27
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	236
GO, 5.00%, 7/1/2029	500	524
Maricopa County Union High School District No. 216 Agua Fria, School Improvement GO, 4.00%, 7/1/2034	50	52
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	31
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	65
Rev., 5.00%, 7/1/2034	50	54
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,015
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,647
University of Arizona (The) Rev., 5.00%, 6/1/2026	10	10
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	85	93
Total Arizona		63,933
Arkansas — 0.0% ^
County of Pulaski Rev., 4.25%, 3/1/2048	250	237
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	25	25
University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 4.50%, 11/1/2024 (b)	45	46
Total Arkansas		308
California — 8.6%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	75
Series 2013A, Rev., 5.25%, 12/1/2027	50	50
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (b)	30	18
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,410
Bay Area Toll Authority, Toll Bridge Series 2019S-H, Rev., 5.00%, 4/1/2029 (b)	50	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	31
Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	21
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	39,435	38,577
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2028 (c)	2,935	2,895
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,955	2,356
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	354
Series 2020A, Rev., 5.00%, 6/1/2027	400	419
Series 2020A, Rev., 5.00%, 6/1/2033	300	326
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 4.00%, 1/1/2026 (b)	3,000	3,062
Series 2015A, Rev., 5.00%, 1/1/2026 (b)	6,515	6,795
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	85
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	903
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,264
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	31
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2028	130	125
Rev., 3.00%, 8/1/2029	150	142
Rev., 5.00%, 8/1/2040	600	611
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (b)	1,725	1,736
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	53
Series 2018A, Rev., 5.00%, 11/15/2035	25	26
Series 2018A, Rev., 5.00%, 11/15/2036	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	27
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (b)	40	42
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	156
Rev., 5.00%, 10/1/2028	150	158
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	933
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,297
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	6,147
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,117
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B1, Rev., 2.75%, 11/15/2027	160	151
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,134
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,136
Rev., AMT, 5.00%, 7/1/2038 (d)	1,000	1,027
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,003
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	6,050
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	378
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	386
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	635	566
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	700	722
Rev., 5.00%, 10/15/2030	500	515
Rev., 5.00%, 10/15/2031	535	551
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (b)	5,405	5,405
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,079
Series 2016A, Rev., 5.00%, 11/1/2045	30	31
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023 (b)	35	35
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,777
Central Unified School District GO, 5.00%, 8/1/2025	110	114
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	46
City of Alameda GO, 4.00%, 8/1/2033	10	10
City of Brea, Water Utility Rev., 5.00%, 7/1/2028	90	99
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	250
City of Los Angeles Department of Airports Series 2019C, Rev., 5.00%, 5/15/2033	20	22
City of Los Angeles, Wastewater System Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,511
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	374
City of Pasadena, Electric Series 2016A, Rev., 5.00%, 6/1/2031	25	26
City of San Francisco, Public Utilities Commission Water Series A, Rev., 5.00%, 11/1/2035	1,500	1,587
City of Santa Rosa, Wastewater Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	5,000
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	50
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	46
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	27
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	4,461
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,400	10,006
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,055	2,990
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	23

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,241
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,004
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	46
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	53
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	104
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	308
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	358
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,140
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,648
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	69
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	55
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	25
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	39
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	279
Series 2014D, Rev., 5.00%, 7/1/2027	50	51
Series 2017B, Rev., 5.00%, 7/1/2029	10,000	10,686
Series 2018A, Rev., 5.00%, 7/1/2030	35	38
Series 2014B, Rev., 5.00%, 7/1/2031	3,400	3,419
Series 2014B, Rev., 5.00%, 7/1/2032	3,075	3,092
Series 2017A, Rev., 5.00%, 7/1/2032	2,550	2,728
Series 2014D, Rev., 5.00%, 7/1/2033	390	395
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,347
Series 2014D, Rev., 5.00%, 7/1/2034	4,750	4,813
Series 2018D, Rev., 5.00%, 7/1/2034	30	33
Series 2014D, Rev., 5.00%, 7/1/2035	250	253
Series 2019A, Rev., 5.00%, 7/1/2039	35	38
Los Angeles Unified School District, Election of 2005 Series 2018M-1, GO, 5.00%, 7/1/2033	4,305	4,694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	155
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	682
GO, Zero Coupon, 7/1/2035	725	451
GO, Zero Coupon, 7/1/2036	1,150	679
GO, Zero Coupon, 7/1/2037	1,950	1,097
GO, Zero Coupon, 7/1/2041	1,250	583
Metropolitan Water District of Southern California, Waterworks Series 2016A, Rev., 5.00%, 1/1/2026 (b)	30	31
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,657
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	56
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	877
Murrieta Valley Unified School District, Election of 2014 Series 2015, GO, AGM, 4.00%, 3/1/2025 (b)	25	25
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	104
Orange County Community Facilities District No. 2021-1, Rienda
Series 2021-1, Rev., 5.00%, 8/15/2037	400	412
Rev., 5.00%, 8/15/2042	800	805
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	47
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	350	376
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	110
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	93
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	51
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	52
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	160
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	452
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	252
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2042	1,000	1,083
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	25
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	36
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	79
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	117
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	50	50
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	49
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	125
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	136
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	61
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	244
San Diego Community College District GO, 5.00%, 8/1/2025	25	26
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2056	5,180	5,250
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax Rev., 5.00%, 3/1/2025	125	128
San Francisco City and County Airport Commission, San Francisco International Airport Series 2021A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,537
San Francisco Municipal Transportation Agency Series 2017, Rev., 5.00%, 3/1/2028	60	64
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2032	2,000	2,140
Rev., 5.00%, 3/1/2033	750	802
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	1,997
Series C, GO, 4.00%, 9/1/2045	1,250	1,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	25
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	75
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	65
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	56
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	76
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	26
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	27
Series 2019A, Rev., 4.00%, 5/1/2034	55	57
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,687
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	26
Santa Clara Unified School District, Election of 2014 GO, 5.00%, 7/1/2027	25	26
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,312
Santa Cruz County Redevelopment Successor Agency Series A, Rev., AGM, 5.00%, 9/1/2028	50	52
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series 2017, Rev., 5.00%, 8/1/2031	950	1,027
Series 2017, Rev., 5.00%, 8/1/2032	1,030	1,113
Series 2017, Rev., 5.00%, 8/1/2033	1,455	1,561
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	105
Santa Monica-Malibu Unified School District Series 2016C, GO, 4.00%, 7/1/2024	30	30
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., 5.00%, 7/1/2028	165	174
Rev., 5.00%, 7/1/2029	160	170
Rev., 5.00%, 7/1/2030	155	166
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	25
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,005
State of California Department of Water Resources, Central Valley Project, Water System Series BA, Rev., 5.00%, 12/1/2031	65	73
State of California, Various Purpose
GO, AMBAC, 5.00%, 2/1/2027	565	603
Series 2018A, GO, 5.00%, 8/1/2030	20,000	20,499
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	54
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	59
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	38
University of California, Limited Project Series 2017M, Rev., 5.00%, 5/15/2036	25	27
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	58
West Hills Community College District
GO, AGM, 5.00%, 8/1/2029	65	72
GO, AGM, 5.00%, 8/1/2030	60	68
GO, AGM, 5.00%, 8/1/2031	25	29
GO, AGM, 5.00%, 8/1/2032	25	28
GO, AGM, 5.00%, 8/1/2033	50	57
GO, AGM, 4.00%, 8/1/2034	420	433
GO, AGM, 4.00%, 8/1/2037	1,650	1,640
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	41
Total California		291,740
Colorado — 4.8%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,573
GO, 5.50%, 12/15/2032	625	703
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	50
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,660	3,494
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	513
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,016
City and County of Denver, Airport System
Series 2017B, Rev., 5.00%, 11/15/2033	25	27
Series 2022A, Rev., AMT, 5.00%, 11/15/2034	4,565	4,985
Series 2022A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,129
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,205
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,714
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,297
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,552
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,090
Series 2022A, Rev., AMT, 5.50%, 11/15/2040	8,750	9,590
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,325
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	3,340	3,631
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	15
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	149
City of Englewood GO, 5.00%, 12/1/2029	15	16
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	518
Series 2021A, GO, 5.00%, 12/1/2050	500	424
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	85	72
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	544
Rev., 5.00%, 12/1/2040 (d)	555	496
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL - RE, 5.00%, 3/1/2035	5,055	5,714
Colorado Health Facilities Authority
Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,603
Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,259
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series B, Rev., 5.00%, 11/15/2028	30	31
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 4.00%, 10/1/2035	725	720
Rev., 4.00%, 10/1/2037	400	379
Rev., 4.00%, 10/1/2038	300	280
Rev., 4.00%, 10/1/2039	270	249
Rev., 4.00%, 10/1/2040	300	275
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,193
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,067
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,127
Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,117
Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,627
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series A, Rev., 3.00%, 9/1/2024	235	232
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	866
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (b)	4,550	4,580
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,043
Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	32
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	41
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,136
COP, 5.00%, 12/1/2034	500	515
County of Eagle COP, 5.00%, 12/1/2028	25	26
County of Gunnison COP, 4.00%, 12/1/2033	50	51
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,453
Series 2019A, Rev., 5.00%, 12/1/2032	3,500	3,634
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,291
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,084
Rev., 5.25%, 12/1/2032	1,905	1,877
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	26
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	240
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,603
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	208
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	422
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	453
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	468
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	687
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 4.00%, 7/15/2035	2,000	2,008
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	355
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	642
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	502
State of Colorado
Series 2018A, COP, 4.00%, 12/15/2034	75	77
COP, 4.00%, 12/15/2039	3,100	3,067
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,536
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	81
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,144
University of Colorado, Enterprise System Series A, Rev., 5.00%, 6/1/2024 (b)	60	60
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	254
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,883
GO, 5.00%, 12/1/2036	500	416
GO, 5.00%, 12/1/2041	1,125	894
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,125
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	27

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	44
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	444
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,620
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,575
Total Colorado		162,741
Connecticut — 1.1%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	350
Series 2013A, Rev., 5.00%, 8/15/2026	150	150
Series 2013A, Rev., 5.00%, 8/15/2027	250	250
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Connecticut Municipal Electric Energy Cooperative Series 2021A, Rev., 5.00%, 1/1/2035	545	594
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,173
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	2,730
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2036	1,000	1,070
Series K, Rev., 5.00%, 7/1/2037	1,750	1,856
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,026
Connecticut State Health and Educational Facilities Authority,Sacred Heart University Issues Series I 1, Rev., 5.00%, 7/1/2042	1,725	1,757
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	7,538
State of Connecticut
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2019A, GO, 5.00%, 4/15/2034	3,450	3,767
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,149
Series 2016A, GO, 4.00%, 3/15/2036	60	60
Series A, GO, 4.00%, 4/15/2037	460	458
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,626
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2024	70	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Rev., 5.00%, 10/1/2029	25	25
Series A, Rev., 5.00%, 9/1/2030	2,000	2,026
Series A, Rev., 5.00%, 9/1/2031	25	26
Series A, Rev., 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	283
Rev., 4.00%, 4/1/2036 (d)	485	433
Rev., 4.00%, 4/1/2041 (d)	550	469
Town of Trumbull Series 2017B, GO, 5.00%, 9/1/2025	50	52
Total Connecticut		37,395
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	382
Rev., 4.00%, 9/1/2030	530	520
Rev., 5.00%, 9/1/2040	1,550	1,566
Rev., 5.00%, 9/1/2050	600	588
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2025	25	26
Total Delaware		3,082
District of Columbia — 0.9%
District of Columbia
Series 2016A, GO, 5.00%, 6/1/2029	25	26
Series D, GO, 5.00%, 6/1/2031	250	264
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,331
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,289
District of Columbia, Income Tax
Series 2019C, Rev., 5.00%, 10/1/2031	35	39
Series 2020A, Rev., 5.00%, 3/1/2038	70	76
Series 2020A, Rev., 5.00%, 3/1/2040	65	70
District of Columbia, Kipp DC Project
Series 2017A, Rev., 5.00%, 7/1/2025	100	101
Rev., 5.00%, 7/1/2027	115	118
Rev., 5.00%, 7/1/2028	275	285
Rev., 5.00%, 7/1/2029	255	266
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	103
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	80
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	188
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	708
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	456
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	4,948
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,316
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	2,870
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	53
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,498
Rev., 5.00%, 7/1/2034	5	5
Series 2017B, Rev., 5.00%, 7/1/2034	75	79
Total District of Columbia		32,169
Florida — 3.7%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series B-1, Rev., 5.00%, 12/1/2035	1,000	1,040
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2024	1,400	1,408
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	553
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,011
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,020
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,026
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,032
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,152
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	226
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	419
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	126
City of Jacksonville Series A, Rev., 5.00%, 10/1/2027	100	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	472
Rev., 4.00%, 11/1/2045	6,500	5,548
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	286
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,722
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,887
Series 2021A, Rev., 4.00%, 9/1/2036	550	483
Series 2021A, Rev., 4.00%, 9/1/2041	385	314
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2029	225	239
Series 2020B, Rev., 5.00%, 7/1/2030	250	268
Series 2020B, Rev., 5.00%, 7/1/2031	325	347
Series 2020B, Rev., 5.00%, 7/1/2032	275	293
Series 2020B, Rev., 5.00%, 7/1/2033	250	267
Series 2020B, Rev., 5.00%, 7/1/2034	375	399
Series 2020B, Rev., 5.00%, 7/1/2035	335	354
Series 2020B, Rev., 4.00%, 7/1/2038	185	174
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,477
Series 2020B, Rev., 5.00%, 7/1/2040	2,390	2,455
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	6,503
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	26
County of Broward Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,586
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	350	366
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	40
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	15
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	11,550	12,494
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	192
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2031	815	881
County of Miami-Dade Aviation Rev., Zero Coupon, 10/1/2040	5,000	2,237
County of Miami-Dade, Aviation System Rev., AMT, 5.00%, 10/1/2028	1,500	1,513
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,956
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	29

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,576
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	48
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	103
Rev., 5.00%, 10/1/2028	120	125
County of Miami-Dade, Transit System, Sales Surtax Rev., 4.00%, 7/1/2034	35	36
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	27
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2017A, Rev., 4.00%, 10/1/2039	50	50
Series 2019B, Rev., 5.00%, 10/1/2044	40	41
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	511
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,594
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	25
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	37
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,626
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2025	205	210
Series 2019A, Rev., 5.00%, 7/1/2027	785	831
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,862
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,599
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	44
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	21
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d)	230	225
Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	329
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	473
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	164
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	212
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2022B, Rev., 5.00%, 7/1/2042	230	222
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	981
Florida Development Finance Corp., Imagine School at Broward Project
Series 2019A, Rev., 4.00%, 12/15/2029 (d)	265	253
Series 2019A, Rev., 5.00%, 12/15/2039 (d)	305	290
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2025	110	111
Series 2022A, Rev., 5.00%, 6/15/2026	135	137
Series 2020A, Rev., 5.00%, 6/15/2027	390	401
Series 2022A, Rev., 5.00%, 6/15/2027	145	149
Series 2020A, Rev., 5.00%, 6/15/2028	410	422
Series 2020A, Rev., 5.00%, 6/15/2029	400	411
Series 2022A, Rev., 5.00%, 6/15/2029	235	242
Series 2020A, Rev., 5.00%, 6/15/2030	375	385
Series 2022A, Rev., 5.00%, 6/15/2030	245	252
Series 2022A, Rev., 5.00%, 6/15/2032	275	282
Series 2022A, Rev., 5.00%, 6/15/2033	380	389
Series 2022A, Rev., 5.00%, 6/15/2034	400	409
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,283
Series 2020A, Rev., 5.00%, 6/15/2040	1,250	1,250
Florida Development Finance Corp., Mayflower Retirement Community Project Series 2021B-1, Rev., 2.38%, 6/1/2027 (d)	390	374
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	128
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,885
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	156
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	48
Lee County School Board (The)
Series 2016A, COP, 5.00%, 8/1/2035	25	26
COP, 5.00%, 8/1/2042	6,725	7,151
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	50
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	1,917
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250	259
5.85%, 5/1/2037	750	777
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2037	930	999
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	42
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	25
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	207
Series 2020B, Rev., 5.00%, 11/15/2042	500	474
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series 2022, Rev., 5.00%, 11/1/2031	100	105
Series 2022, Rev., 5.00%, 11/1/2032	100	106
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 4.00%, 6/1/2026	300	292
Rev., 4.00%, 6/1/2031	1,250	1,149
Rev., 4.00%, 6/1/2041	1,600	1,246
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	17,319
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,397
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	71
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	39
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	134
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	173
South Florida Water Management District COP, 5.00%, 10/1/2036	125	129
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2030	200	184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2021A, Rev., 4.00%, 12/15/2031	205	187
Series 2021A, Rev., 4.00%, 12/15/2036	500	424
Series 2021A, Rev., 4.00%, 12/15/2041	375	293
State of Florida Board of Education, Public Education Capital Outlay Series 2015F, GO, 5.00%, 6/1/2026	25	26
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,193
Tohopekaliga Water Authority, Utility System Rev., 4.00%, 10/1/2034	40	40
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	1,002
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	300	299
Series 2020A, Rev., 4.00%, 10/15/2036	500	491
Total Florida		125,532
Georgia — 2.9%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2030	1,155	1,275
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000	1,970
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,590
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	475	497
GO, 5.00%, 8/1/2033	690	721
Cherokee County Water and Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2038	140	157
Series 2023, Rev., 5.00%, 8/1/2039	375	417
Series 2023, Rev., 5.00%, 8/1/2041	800	882
Series 2023, Rev., 5.00%, 8/1/2042	730	800
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,171
Rev., 5.00%, 11/1/2030	4,250	4,374
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	450
Series 2014A, Rev., 5.00%, 5/1/2028	595	602
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2034	350	353
Series 2020A, Rev., 4.00%, 4/1/2036	505	503
Series 2020A, Rev., 3.00%, 4/1/2037	700	581
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	31

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2020A, Rev., 4.00%, 4/1/2039	475	456
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,292
County of DeKalb, Water and Sewerage
Series 2006B, Rev., 5.25%, 10/1/2023	8,660	8,672
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,853
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	55
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	120
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	431
Series 2021A, Rev., 4.00%, 1/1/2036	500	470
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,018
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	927
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2026	500	520
Rev., 5.00%, 6/15/2027	500	529
Rev., 5.00%, 6/15/2028	500	538
Rev., 5.00%, 6/15/2029	500	545
Rev., 5.00%, 6/15/2030	500	545
Rev., 5.00%, 6/15/2031	800	870
Rev., 3.00%, 6/15/2032	1,175	1,113
Rev., 5.00%, 6/15/2033	1,660	1,798
Rev., 5.00%, 6/15/2034	1,125	1,213
Rev., 5.00%, 6/15/2035	1,250	1,341
Rev., 4.00%, 6/15/2036	1,000	996
Rev., 4.00%, 6/15/2037	1,500	1,475
Rev., 4.00%, 6/15/2039	1,785	1,728
Georgia Ports Authority
Series 2022, Rev., 4.00%, 7/1/2040	4,000	3,957
Rev., 4.00%, 7/1/2052	4,030	3,833
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,000
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	466
Rev., 4.00%, 8/1/2036	375	348
Rev., 4.00%, 8/1/2037	495	449
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC - CR , NATL - RE, 5.25%, 2/1/2028	5,000	5,460
Rev., AGM-CR, BHAC - CR , NATL - RE, 5.25%, 2/1/2029	25	28
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	9,430	9,349
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,434
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	16,615	16,990
Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2032	670	745
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	44
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	1,961
State of Georgia Series 2016E, GO, 5.00%, 12/1/2023	20	20
Total Georgia		97,932
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2023	20	20
Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,623
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	5,021
Total Idaho		7,644
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	315
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,013
Rev., 5.00%, 11/1/2030	500	505
Series 2023B, Rev., AGM, 5.00%, 11/1/2036	1,500	1,635
Series 2023B, Rev., AGM, 5.00%, 11/1/2037	800	867
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	15
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2029	515	534
GO, 4.00%, 12/15/2030	360	372
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,559
Rev., 5.00%, 3/1/2028	4,000	4,055
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., AGM, 3.50%, 3/1/2030	3,500	3,501
Cook County Community Consolidated School District No. 15 Palatine
GO, 5.00%, 12/1/2037	500	551
GO, 5.00%, 12/1/2039	650	698
GO, 5.00%, 12/1/2040	690	737
GO, 4.00%, 12/1/2041	750	734
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	50
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	15
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,812
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	264
GO, 5.00%, 1/1/2029	830	860
County of Will GO, 4.00%, 11/15/2036	60	60
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,010
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	26
Series 2018A, GO, 4.00%, 1/15/2032	25	25
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	31
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group Rev., 4.13%, 5/1/2045	30	28
Illinois Finance Authority, Clark-Lindsey Village
Series 2022A, Rev., 4.60%, 6/1/2027	170	165
Series 2022A, Rev., 5.13%, 6/1/2032	190	183
Series 2022A, Rev., 5.25%, 6/1/2037	175	164
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	85
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650	653
Illinois Finance Authority, DePaul College Prep Project Series 2023A, Rev., 5.50%, 8/1/2043 (d)	1,360	1,369
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	380	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	1,000	992
Series 2022B-2, Rev., 5.25%, 11/15/2027	1,000	994
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	500
Series 2021A, Rev., 5.00%, 5/15/2032	140	131
Series 2021A, Rev., 5.00%, 5/15/2033	145	135
Series 2021A, Rev., 5.00%, 5/15/2034	300	275
Series 2021A, Rev., 5.00%, 5/15/2035	315	284
Series 2021A, Rev., 5.00%, 5/15/2036	325	291
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	448
Rev., 4.00%, 10/15/2027	485	460
Rev., 4.00%, 10/15/2028	320	299
Rev., 4.00%, 10/15/2029	900	827
Rev., 4.00%, 10/15/2030	625	565
Rev., 4.00%, 10/15/2031	1,000	891
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2028	120	118
Rev., 4.00%, 11/1/2029	120	118
Rev., 4.00%, 11/1/2030	130	127
Rev., 4.00%, 11/1/2031	130	127
Rev., 4.00%, 11/1/2041	375	325
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2025	400	407
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	40
Illinois Sports Facilities Authority (The), State Tax Rev., 5.00%, 6/15/2030	4,030	4,188
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	27
Series 2015B, Rev., 5.00%, 1/1/2029	35	36
Series 2016B, Rev., 5.00%, 1/1/2030	30	31
Series 2016A, Rev., 5.00%, 12/1/2031	30	31
Series 2021A, Rev., 4.00%, 1/1/2040	160	157
Kane Cook and DuPage Counties School District No. U-46 Elgin
Series D, GO, 5.00%, 1/1/2024 (b)	195	196
Series D, GO, 5.00%, 1/1/2034	1,505	1,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	33

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	21
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	67
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	78
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	103
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	118
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	134
Series 2020A, GO, AGM, 4.00%, 12/1/2034	430	438
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	282
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	249
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	756
GO, AGM, 4.00%, 2/1/2031	830	859
GO, AGM, 4.00%, 2/1/2032	535	554
GO, AGM, 4.00%, 2/1/2033	500	514
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2025	425	432
Rev., 5.00%, 10/1/2027	350	365
Rev., 5.00%, 10/1/2028	325	343
Series 2020B, Rev., 5.00%, 4/1/2029	425	448
Series 2020B, Rev., 5.00%, 4/1/2032	400	419
Series 2020B, Rev., 5.00%, 4/1/2033	675	704
Series 2020B, Rev., 5.00%, 4/1/2034	115	120
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	977
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	102
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2029	55	63
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	60	63
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	19,972
Series 2018C, Rev., 5.50%, 1/1/2031	3,540	3,875
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,984
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,561
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,663
State of Illinois
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,935
GO, 5.00%, 1/1/2025	700	711
GO, 5.00%, 11/1/2025	1,750	1,796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,131
GO, 5.00%, 2/1/2026	4,900	5,044
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,378
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	154
GO, 4.50%, 2/1/2029	450	451
Series 2018A, GO, 5.00%, 5/1/2030	35	37
GO, 4.13%, 11/1/2031	40	40
Series 2022B, GO, 5.00%, 3/1/2032	10,000	11,000
GO, 4.00%, 6/1/2032	100	99
Series 2020B, GO, 4.00%, 10/1/2032	2,300	2,327
Series 2022B, GO, 5.00%, 10/1/2032	18,000	19,845
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,673
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,690
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,925
Series 2021A, GO, 5.00%, 3/1/2036	5,940	6,304
Series B, GO, 4.00%, 12/1/2037	5,000	4,820
Series 2021A, GO, 4.00%, 3/1/2038	1,705	1,639
GO, 5.00%, 2/1/2039	2,275	2,275
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,826
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,224
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,429
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,207
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2024	40	40
Series 2021A, Rev., 4.00%, 6/15/2029	150	152
Series 2018A, Rev., 4.00%, 6/15/2035	975	969
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	153
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	629
Rev., AGM, 4.00%, 3/1/2027	370	377
Rev., AGM, 4.00%, 3/1/2028	995	1,013
Village of Westmont GO, 4.00%, 1/1/2027	45	46
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	990
GO, 4.00%, 1/1/2033	1,000	1,015
GO, 3.00%, 7/1/2036	1,700	1,512
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2032	500	564
GO, 5.00%, 12/15/2033	710	799
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 12/15/2034	915	1,026
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	42
Total Illinois		266,540
Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	11
City of Franklin, Otterbeit Homes
Series 2019B, Rev., 5.00%, 7/1/2030	670	699
Series 2019B, Rev., 5.00%, 7/1/2032	735	767
Series 2019B, Rev., 4.00%, 7/1/2034	705	694
Series 2019B, Rev., 4.00%, 7/1/2035	685	665
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	592
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,553
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,390
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,180
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	26
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,102
Rev., 5.00%, 2/1/2025	500	503
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	460	471
Rev., 4.00%, 1/15/2035	550	561
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	130	136
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	38
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 1/15/2028	350	299
Series 2019B, Rev., Zero Coupon, 7/15/2028	50	42
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	461
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	593
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	594
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	575
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority
Series 2023A, Rev., 5.00%, 6/1/2038	400	409
Series 2023A, Rev., 5.00%, 6/1/2053	210	210
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2026	365	372
Series 2022A, Rev., 5.00%, 7/1/2027	520	535
Series 2022A, Rev., 5.00%, 7/1/2028	760	789
Series 2022A, Rev., 5.00%, 7/1/2029	1,395	1,455
Series 2022A, Rev., 5.00%, 7/1/2030	1,400	1,467
Series 2022A, Rev., 5.00%, 7/1/2031	1,530	1,609
Series 2022A, Rev., 5.00%, 7/1/2032	1,625	1,713
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	103
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	73
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	10
Series 2017B, Rev., 5.00%, 11/1/2032	25	26
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2030	500	526
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,074
Series 2019A, Rev., 5.00%, 11/1/2032	530	558
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,167
Series 2019A, Rev., 5.00%, 11/1/2034	760	800
Series 2019A, Rev., 5.00%, 11/1/2035	665	693
Series 2019A, Rev., 4.00%, 11/1/2036	230	217
Series 2019A, Rev., 4.00%, 11/1/2037	335	313
Series 2019A, Rev., 4.00%, 11/1/2038	340	314
Series 2019A, Rev., 4.00%, 11/1/2039	355	321
Indiana Finance Authority, State Revolving Fund Program
Series 2017B, Rev., 5.00%, 2/1/2026	20	21
Series 2018A, Rev., 5.00%, 2/1/2035	100	107
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	492
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	576
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,462
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	4,842
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	35

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	247
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	207
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,251
Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	26
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	27
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	51
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2019A, Rev., 5.00%, 7/15/2028	30	33
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,372
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	35
Total Indiana		52,455
Iowa — 0.1%
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	26
County of Linn
COP, 4.00%, 6/1/2030	490	501
COP, 4.00%, 6/1/2034	600	610
COP, 4.00%, 6/1/2035	470	476
Series 2023A, GO, 4.00%, 6/1/2040	270	265
Series 2023A, GO, 4.00%, 6/1/2041	275	268
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	110
Rev., 5.00%, 9/1/2026	85	82
Rev., 5.00%, 9/1/2028	200	188
Rev., 5.00%, 9/1/2030	110	100
Rev., 5.00%, 9/1/2031	100	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Rev., 5.00%, 9/1/2036	440	374
Iowa Finance Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 8/1/2031	30	33
Total Iowa		3,123
Kansas — 0.3%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (b)	790	850
City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2046	500	356
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250	247
Series 2022A, Rev., 5.75%, 12/1/2033	500	493
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	23
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,019
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	40	43
State of Kansas Department of Transportation Series 2015B, Rev., 5.00%, 9/1/2035	4,375	4,492
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,050
Series 2018A, GO, 5.00%, 9/1/2042	30	32
Total Kansas		10,605
Kentucky — 1.4%
City of Henderson, Pratt Paper LLC Project Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	474
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,088
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,679
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,649
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,032
Kentucky Economic Development Finance Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,333
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	525
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,692
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,783
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	50	51
Kentucky Public Energy Authority, Gas Supply
Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	10,221
Series 2022A-1, Rev., 4.00%, 8/1/2030 (c)	6,110	6,002
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2024	40	41
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	103
Total Kentucky		46,737
Louisiana — 0.3%
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	78
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2026	500	523
Series 2018C, Rev., 5.00%, 12/1/2028	400	423
Series 2018C, Rev., 5.00%, 12/1/2029	1,500	1,583
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	324
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	1,470	1,590
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	322
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	427
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	439
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	223
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,038
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	343
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	335
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	361
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	545
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	168
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	75
Total Louisiana		8,797
Maine — 0.1%
City of Portland GO, 5.00%, 4/1/2024	25	25
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2036	950	952
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	711
Total Maine		1,713
Maryland — 2.0%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,152
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,285
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2034	3,360	3,531
GO, 5.00%, 10/1/2035	2,395	2,507
GO, 5.00%, 10/1/2037	3,400	3,531
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2034	1,875	1,970
GO, 5.00%, 10/1/2035	1,925	2,015
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	26
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	11
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	137
Rev., 4.00%, 7/1/2040	215	204
Rev., 4.00%, 7/1/2045	800	727
Rev., 4.00%, 7/1/2050	1,295	1,143
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,001
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	37

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 4.00%, 7/1/2036	1,000	996
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,224
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150	159
Series 2021A, Rev., 5.00%, 6/1/2031	175	189
Series 2021A, Rev., 5.00%, 6/1/2033	200	214
Series 2021A, Rev., 4.00%, 6/1/2034	350	349
Series 2021A, Rev., 4.00%, 6/1/2035	475	468
Series 2021A, Rev., 4.00%, 6/1/2037	445	425
Series 2021A, Rev., 4.00%, 6/1/2039	465	433
Series 2021A, Rev., 4.00%, 6/1/2040	250	231
State of Maryland, State and Local Facilities Loan of 2017
Series 2017, GO, 5.00%, 3/15/2024	40	40
Series 2017, GO, 4.00%, 3/15/2030	7,260	7,480
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,783
Rev., GTD, 4.00%, 6/1/2048	10,870	10,537
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2030	25	28
Total Maryland		68,796
Massachusetts — 2.6%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,261
Commonwealth of Massachusetts Series A, GO, 5.00%, 7/1/2036	3,535	3,626
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,197
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,560
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,062
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	9,756
Series A, GO, 5.00%, 4/1/2033	10,000	10,663
Series 2017D, GO, 5.00%, 2/1/2036	40	42
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	34
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,331
Massachusetts Bay Transportation Authority, Sales Tax
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	27
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,670
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,008
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,095
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	83
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series 2020G, Rev., 5.00%, 7/15/2024 (d)	130	131
Series 2020G, Rev., 5.00%, 7/15/2025 (d)	120	119
Series 2020G, Rev., 5.00%, 7/15/2027 (d)	320	318
Series 2020G, Rev., 5.00%, 7/15/2029 (d)	600	590
Series 2020G, Rev., 5.00%, 7/15/2031 (d)	675	653
Series 2020G, Rev., 5.00%, 7/15/2032 (d)	400	386
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	370
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	462
Rev., 5.00%, 7/1/2030	720	755
Rev., 5.00%, 7/1/2031	620	650
Rev., 5.00%, 7/1/2032	770	805
Rev., 5.00%, 7/1/2033	800	835
Rev., 5.00%, 7/1/2034	550	572
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,386
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,260
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,306
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,223
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2019C, Rev., 5.00%, 1/1/2035	40	44
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,167
Series C, Rev., 5.00%, 8/1/2030	55	59
Series B, Rev., AGM, 5.25%, 8/1/2036	20	24
Town of Stoughton, Municipal Purpose Loan GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	115
Total Massachusetts		86,732
Michigan — 1.2%
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	40
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	48
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	67
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2035	555	572
Series 2021A, GO, 5.00%, 4/1/2037	475	484
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2029	350	362
Rev., 5.00%, 1/1/2033	1,400	1,446
Rev., 5.00%, 1/1/2036	160	176
Rev., 5.00%, 1/1/2038	35	37
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	91
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,365	2,281
Rev., 5.00%, 5/15/2037	4,575	4,306
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2032	1,500	1,635
GO, AGM, 5.00%, 11/1/2034	1,045	1,129
GO, AGM, 5.00%, 11/1/2037	1,750	1,853
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	49
Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	35
Holland School District GO, AGM, 4.00%, 5/1/2035	25	25
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	28
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	37
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project Series 2020B-1, Rev., 2.88%, 5/15/2026	170	161
Lansing Community College, Building and Site, Limited Tax
GO, 5.00%, 5/1/2030	600	646
GO, 5.00%, 5/1/2032	635	684
Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	30
Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	92
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	476
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	15	15
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,838
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	436
Michigan Finance Authority, Lawrence Technological University Obligated Group
Rev., 4.00%, 2/1/2027	50	48
Rev., 4.00%, 2/1/2032	95	88
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series D-4, Rev., 5.00%, 7/1/2034	50	51
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	31
Series 2017MI, Rev., 5.00%, 12/1/2027	50	53
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	133
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,751
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	136
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	978
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	50	51
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,114
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	39

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2029	1,700	1,681
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,221
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	50
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	25
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,282
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,374
University of Michigan
Series 2019A, Rev., 5.00%, 4/1/2029	25	28
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	26
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	41
West Ottawa Public Schools, Unlimited Tax
GO, AGM, 4.00%, 11/1/2039	1,055	1,042
GO, AGM, 4.00%, 11/1/2040	700	690
Total Michigan		42,117
Minnesota — 0.6%
Chisholm Independent School District No. 695
Series 2023A, GO, Zero Coupon, 2/1/2035	950	604
Series 2023A, GO, Zero Coupon, 2/1/2036	845	504
Series 2023A, GO, Zero Coupon, 2/1/2037	615	345
Series 2023A, GO, Zero Coupon, 2/1/2038	825	432
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	10
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,879
Series 2018A, Rev., 4.00%, 11/15/2038	750	702
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,667
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,004
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	26
City of Woodbury, Charter School Lease
Series 2020A, Rev., 3.00%, 12/1/2030	230	204
Series 2020A, Rev., 4.00%, 12/1/2040	200	168
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	322
Series 2021A, Rev., 4.00%, 7/1/2041	445	348
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	730
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,252
Series 2021A, Rev., 4.00%, 7/1/2041	430	335
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	215	216
Series 2019B, COP, 5.00%, 2/1/2025	190	194
Series 2019B, COP, 5.00%, 2/1/2026	200	207
Series 2019B, COP, 5.00%, 2/1/2027	185	194
Series 2019B, COP, 5.00%, 2/1/2028	175	187
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,498
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	142
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	104
Series A, Rev., 5.00%, 1/1/2026	25	26
Series A, Rev., 5.00%, 1/1/2027	85	90
Series A, Rev., 5.00%, 1/1/2032	35	37
Series 2019A, Rev., 5.00%, 1/1/2034	50	54
Minnesota Municipal Gas Agency
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	997
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	532
Round Lake-Brewster Independent School District No. 2907
Series 2023A, GO, 5.00%, 2/1/2035	765	866
Series 2023A, GO, 5.00%, 2/1/2036	575	642
Series 2023A, GO, 5.00%, 2/1/2037	725	798
Series 2023A, GO, 5.00%, 2/1/2038	440	478
Total Minnesota		21,794
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.2%
City of Tupelo GO, 4.00%, 12/1/2030	45	46
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2025	35	36
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series A, Rev., 5.00%, 1/1/2026	35	36
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	100
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,166
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	12,254
Series 2019B, GO, 5.00%, 10/1/2033	30	33
Series 2018A, GO, 4.00%, 11/1/2038	21,155	20,952
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2025	2,250	2,305
Total Mississippi		40,928
Missouri — 0.8%
City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	118
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas Series 2023A, Rev., 4.00%, 12/1/2047	1,750	1,660
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	25
Health and Educational Facilities Authority of the State of Missouri Rev., 5.00%, 9/1/2028	1,355	1,376
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	224
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2032	135	143
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	553
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,426
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	997
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	953
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	301
Rev., 5.00%, 9/1/2025	315	317
Rev., 5.00%, 9/1/2026	620	627
Rev., 5.00%, 9/1/2031	100	101
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	2,815	2,747
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	36
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,325
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,387
Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,910
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2015B, Rev., 5.00%, 5/1/2031	530	542
Series 2015B, Rev., 5.00%, 5/1/2032	1,900	1,945
Series 2015B, Rev., 5.00%, 5/1/2033	3,185	3,260
Series 2015B, Rev., 5.00%, 5/1/2034	1,670	1,709
Series 2015B, Rev., 5.00%, 5/1/2035	2,125	2,175
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	25
Total Missouri		26,992
Montana — 0.5%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	314
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,082
Series 2019A, Rev., 5.00%, 7/1/2030	690	746
Series 2019A, Rev., 5.00%, 7/1/2031	870	939
Series 2019A, Rev., 5.00%, 7/1/2032	720	777
Series 2019A, Rev., 5.00%, 7/1/2033	565	609
Series 2019A, Rev., 5.00%, 7/1/2034	545	587
Series 2019A, Rev., 5.00%, 7/1/2035	550	590
Series 2019A, Rev., 5.00%, 7/1/2036	800	853
Series 2019A, Rev., 5.00%, 7/1/2038	850	897
Series 2019A, Rev., 5.00%, 7/1/2039	840	884
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,235
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,804
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	41

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — continued
Gallatin County School District No. 44 Belgrade, School Building
GO, 4.00%, 6/1/2029	290	301
GO, 4.00%, 6/1/2030	230	238
GO, 4.00%, 6/1/2031	220	228
GO, 4.00%, 6/1/2032	255	263
GO, 4.00%, 6/1/2033	155	160
GO, 4.00%, 6/1/2034	175	180
GO, 4.00%, 6/1/2035	270	277
GO, 4.00%, 6/1/2037	410	412
GO, 4.00%, 6/1/2038	375	367
GO, 4.00%, 6/1/2039	385	374
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	465	458
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	60
Total Montana		16,635
Nebraska — 1.5%
Central Plains Energy Project Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,548
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,526
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	9,000	9,023
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	154
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	41
Series 2020A, Rev., 5.00%, 9/1/2033	30	33
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	115
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,856
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	77
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2026	400	417
Series 2020A, Rev., 5.00%, 11/15/2029	285	309
Series 2020A, Rev., 5.00%, 11/15/2030	225	247
Series 2020A, Rev., 5.00%, 11/15/2031	275	300
Series 2020A, Rev., 5.00%, 11/15/2033	625	679
Series 2020A, Rev., 5.00%, 11/15/2034	600	650
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2020A, Rev., 4.00%, 11/15/2035	550	548
Series 2020A, Rev., 4.00%, 11/15/2036	425	419
Series 2020A, Rev., 4.00%, 11/15/2037	525	508
Series 2020A, Rev., 4.00%, 11/15/2038	600	566
Series 2020A, Rev., 4.00%, 11/15/2039	600	561
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2031	25	26
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	9,689
GO, 4.00%, 12/15/2042	10,000	9,612
Douglas County School District No. 010, Elkhorn Public Schools
GO, 5.00%, 12/15/2027	175	189
GO, 5.00%, 12/15/2028	180	198
GO, 5.00%, 12/15/2029	250	279
GO, 5.00%, 12/15/2030	450	503
GO, 5.00%, 12/15/2031	325	364
GO, 4.00%, 12/15/2032	165	169
GO, 4.00%, 12/15/2033	185	190
GO, 4.00%, 12/15/2034	350	359
GO, 4.00%, 12/15/2035	350	356
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	199
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	152
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,012
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,246
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	975
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	38
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,338
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,862
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,117
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2016A, Rev., 5.00%, 1/1/2034	500	518
Total Nebraska		51,983
Nevada — 1.0%
Clark County School District Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,187
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Clark County School District, Limited Tax Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,172
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,181
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,420
Series 2023, GO, 5.00%, 7/1/2053	10,000	10,629
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	115
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	76
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	202
Series 2015C, Rev., 5.00%, 7/1/2027	195	208
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,266
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	86
Rev., 5.00%, 2/1/2042	150	157
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2030	40	44
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	26
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	46
Total Nevada		33,815
New Hampshire — 0.1%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,197
New Jersey — 4.2%
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	55
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	86
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	325	326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2029	1,970	2,139
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	512
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,081
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	407
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	582
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,292
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,501
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,224
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	10,999
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,973
Series A, Rev., 5.00%, 6/15/2031	11,500	11,953
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,140
Series 2020AA, Rev., 4.00%, 6/15/2035	870	884
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,772
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	990
Series 2022A, Rev., 4.00%, 6/15/2041	2,000	1,932
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,875
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	104
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 4.00%, 6/1/2031	28,340	29,672
Series 2020A, GO, 4.00%, 6/1/2032	28,260	29,582
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	7,645	7,715
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,534
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,207
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,814
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,004
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	35
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,522
Washington Borough Board of Education Series 2021, GO, AGM, 4.00%, 7/15/2031	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	43

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Watchung School District
GO, 4.00%, 3/1/2039	420	415
GO, 4.00%, 3/1/2041	960	938
Total New Jersey		141,292
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	870
GO, 5.00%, 8/1/2031	850	923
GO, 5.00%, 8/1/2032	1,050	1,139
GO, 5.00%, 8/1/2033	1,385	1,501
GO, 5.00%, 8/1/2035	1,980	2,130
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	51
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	670	704
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt Series 2019C-1, Rev., 4.00%, 6/15/2035	25	26
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	182
Total New Mexico		7,526
New York — 14.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	627
Rev., 4.00%, 7/1/2036	1,440	1,225
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Series 2020A, Rev., 4.00%, 11/1/2035	515	495
Series 2020A, Rev., 4.00%, 11/1/2040	1,035	930
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	128
Series 2022A, Rev., 5.00%, 6/15/2042	365	347
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2032	100	104
Series 2022A, Rev., 5.00%, 7/1/2042	300	296
Series 2022A, Rev., 5.00%, 7/1/2052	350	333
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	240	191
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	320	230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Buffalo Series 2021A, GO, 5.00%, 4/1/2026	50	52
City of New York
Series 2023E, GO, 4.00%, 4/1/2042	18,840	18,215
Series 2023E, SubseriesE-1, GO, 4.00%, 4/1/2045	17,240	16,504
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,589
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,273
City of New York, Fiscal Year 2020
Series 2020B-1, GO, 5.00%, 10/1/2033	25	27
Series 2020B-1, GO, 5.00%, 10/1/2039	90	95
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,890
City of Yonkers Series 2022C, GO, AGM, 5.00%, 3/15/2038	35	38
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2023	30	30
Series 2017D, GO, 5.00%, 10/15/2026	105	111
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	904
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	26
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2030	20	21
Series 2017A, Rev., 5.00%, 2/15/2037	50	52
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	128
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,426
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,236
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2029	6,000	6,166
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,156
Series C-1, Rev., 5.00%, 11/15/2035	3,000	3,045
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	47
Series B-1, Rev., 5.00%, 11/15/2025	150	156
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	241
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,320
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2033	810	863
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	620
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022BB-1, Rev., 4.00%, 6/15/2045	17,765	17,018
New York City Municipal Water Finance Authority, Water and Sewer System Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,873
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-1, Rev., 5.00%, 7/15/2040	45	46
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	51
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	31
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	73
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series S-2, Rev., 5.00%, 7/15/2030	25	27
Series S-2, Rev., 5.00%, 7/15/2031	45	48
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	27
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	27
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	4,974
Series 2019, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	191
New York City Transitional Finance Authority, Future Tax Secured
Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,542
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,700	3,552
Series 2022C-1, Rev., 4.00%, 2/1/2047	7,750	7,372
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014B-1, Rev., 5.00%, 11/1/2026	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015B-1, Rev., 5.00%, 8/1/2029	55	56
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	101
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	31
Series 2016E-1, Rev., 5.00%, 2/1/2035	7,295	7,528
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,018
Series 2017E1-1, Rev., 5.00%, 2/1/2031	1,410	1,486
Series 2017E1-1, Rev., 5.00%, 2/1/2032	7,000	7,371
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	26
Series 2017E-1, Rev., 5.00%, 2/1/2033	10,000	10,515
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	40
Series 2017E1-1, Rev., 5.00%, 2/1/2039	2,525	2,609
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2028	20	21
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	49
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	70
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	32
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	32
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	26
Series C-3, Rev., 5.00%, 5/1/2039	70	74
Series C-3, Rev., 5.00%, 5/1/2041	2,100	2,198
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	135
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015FF, Rev., 5.00%, 6/15/2031	5,000	5,143
Series 2015AA, Rev., 4.00%, 6/15/2044	25	24
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,258
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	36
Series 2018FF, Rev., 5.00%, 6/15/2040	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	45

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019EE-2, Rev., 5.00%, 6/15/2040	35	37
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,756
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Series 2020, Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	149
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,832
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	736
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,099
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,267
Series B, Rev., Zero Coupon, 11/15/2028	1,960	1,589
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,519
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,352
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,392
Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,349
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,581
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,432
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,137
New York State Dormitory Authority Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,418
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	650
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 5.00%, 7/1/2025	65	67
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,714
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	51
Series 2017A, Rev., 4.00%, 7/1/2035	25	25
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	49
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2016A, Rev., 5.00%, 7/1/2039	140	145
Series 2019A, Rev., 5.00%, 7/1/2039	25	27
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,369
Series 2019A, Rev., 4.00%, 7/1/2045	13,000	12,433
New York State Dormitory Authority, Rockefeller University Series 2020A, Rev., 5.00%, 7/1/2053	2,500	2,646
New York State Dormitory Authority, School Districts Financing Program
Series 2019A, Rev., 5.00%, 4/1/2028	80	86
Series 2018A, Rev., 5.00%, 10/1/2030	25	26
Series 2018A, Rev., 5.00%, 10/1/2031	75	79
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	20,015	20,166
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	10,063
Series 2015E, Rev., 5.00%, 3/15/2030	30	31
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,145
Series 2019A, Rev., 5.00%, 3/15/2033	95	104
Series 2017B, Rev., 5.00%, 2/15/2042	30	31
Series 2019A, Rev., 5.00%, 3/15/2042	25	26
Series 2019A, Rev., 5.00%, 3/15/2043	95	100
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2028	25	25
Series 2015B, Rev., 5.00%, 3/15/2029	45	46
Series 2018C, Rev., 5.00%, 3/15/2029	40	43
Series 2016A, Rev., 5.00%, 3/15/2032	35	37
Series 2016A, Rev., 5.00%, 3/15/2033	70	73
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,508
Series 2015B, Rev., 5.00%, 3/15/2038	80	82
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,110
Series 2015B, Rev., 5.00%, 3/15/2039	2,505	2,558
Series 2018E, Rev., 5.00%, 3/15/2041	225	236
Series 2018A, Rev., 5.00%, 3/15/2044	30	31
New York State Dormitory Authority, State University Dormitory Facilities
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,085
Series 2017A, Rev., 5.00%, 7/1/2030	750	799
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,376
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	4,807
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,393
Series 2017A, Rev., 5.00%, 7/1/2037	230	241
New York State Dormitory Authority, State University of New York Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2017A, Rev., 5.00%, 7/1/2042	20	21
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 4.00%, 6/15/2037	40	40
Series 2018B, Rev., 5.00%, 6/15/2043	50	53
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,556
New York State Environmental Facilities Corp., State Revolving Funds Series 2014B, Rev., 5.00%, 5/15/2027	3,130	3,162
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2027	1,250	1,327
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,849
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,632
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2041	12,000	12,941
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2024	10	10
Series 2013C, Rev., 5.00%, 3/15/2032	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	62
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	37
Series 2019A, Rev., 5.00%, 3/15/2038	45	48
Series 2019A, Rev., 5.00%, 3/15/2041	70	74
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,424
Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,911
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,042
Rev., AMT, 5.00%, 1/1/2029	1,400	1,438
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,602
Rev., AMT, 5.00%, 1/1/2034	9,885	10,153
Rev., AMT, 5.00%, 10/1/2035	3,920	4,041
Rev., AMT, 5.00%, 10/1/2040	5,350	5,398
Rev., AMT, 4.38%, 10/1/2045	1,690	1,587
Port Authority of New York and New Jersey, Consolidated
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	836
Series 209, Rev., 5.00%, 7/15/2035	125	134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 224, Rev., 4.00%, 7/15/2041	220	217
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	2,817
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,143
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	70
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	80	81
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	3,969
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.00%, 5/15/2048	7,910	7,524
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 11/15/2023	20	20
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	156
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,193
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2023B, Rev., 5.00%, 11/15/2030	7,500	8,447
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2037	5,250	5,406
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,259
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2032	3,500	3,512
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	258
Series 2022B, Rev., 5.00%, 1/1/2041	250	242
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,586
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	13,350	12,446
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	8,838
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	817
Total New York		484,807
North Carolina — 0.8%
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	47

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Series 2019A, Rev., 5.00%, 7/1/2031	25	27
Series A, Rev., 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	27
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	405
County of Buncombe, Limited Obligation Series 2020A, Rev., 5.00%, 6/1/2033	25	28
County of Onslow, Public Facilities Company Ltd., Limited Obligation Rev., 5.00%, 10/1/2026	25	26
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,082
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2033	2,210	2,234
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc. Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,458
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	629
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	348
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group Series 2020A, Rev., 4.00%, 10/1/2040	600	518
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	31
Series 2020B, Rev., 5.00%, 5/1/2029	25	28
Series 2020B, Rev., 5.00%, 5/1/2031	75	84
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,818
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	48
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2034	1,240	1,354
Rev., 4.00%, 2/1/2040	500	466
Total North Carolina		27,743
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	293
Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	136
Rev., 5.00%, 11/15/2029	275	290
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Rev., 5.00%, 11/15/2030	350	372
Rev., 5.00%, 11/15/2031	300	319
Rev., 5.00%, 11/15/2032	350	372
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, Rev., 5.00%, 2/15/2024	225	226
Series 2019A, Rev., 5.00%, 2/15/2025	160	163
Series 2019A, Rev., 5.00%, 2/15/2026	200	207
Series 2019A, Rev., 5.00%, 2/15/2027	250	263
Series 2019A, Rev., 5.00%, 2/15/2028	125	133
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,910
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	30
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	26
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2034	355	380
Series 2020A, Rev., 4.00%, 8/1/2041	905	799
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	222
Rev., 5.00%, 7/1/2032	225	250
Rev., 5.00%, 7/1/2033	250	277
Rev., 5.00%, 7/1/2034	200	221
Rev., 5.00%, 7/1/2035	200	219
Rev., 5.00%, 7/1/2036	300	325
Rev., 4.00%, 7/1/2037	200	197
Rev., 4.00%, 7/1/2038	250	242
Rev., 4.00%, 7/1/2039	280	265
Rev., 4.00%, 7/1/2040	200	186
Rev., 4.00%, 7/1/2046	750	642
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,128
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	1,105	1,053
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	215
Series 2020B, Rev., 4.00%, 7/1/2029	265	251
Series 2020B, Rev., 4.00%, 7/1/2030	875	823
Series 2020B, Rev., 4.00%, 7/1/2031	925	864
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,333
Series 2020B, Rev., 4.00%, 7/1/2033	385	354
Series 2020B, Rev., 4.00%, 7/1/2034	475	432
Series 2020B, Rev., 4.00%, 7/1/2035	365	326
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	4,977
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	52
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	175	167
Rev., 5.00%, 5/1/2030	500	472
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	849
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2031	250	261
Series 2019A, Rev., 4.00%, 7/1/2033	920	908
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,565
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	329
Rev., 5.00%, 9/1/2028	340	346
Rev., 5.00%, 9/1/2029	360	367
Rev., 5.00%, 9/1/2031	395	404
Rev., 5.00%, 9/1/2032	420	428
Rev., 5.75%, 9/1/2037	1,400	1,446
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	500	506
Rev., 5.00%, 12/1/2032	395	407
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	97
Rev., 3.00%, 11/1/2025	605	573
Rev., 3.00%, 11/1/2026	585	543
Rev., 3.00%, 11/1/2027	645	588
Rev., 3.00%, 11/1/2028	655	586
Rev., 5.00%, 11/1/2034	1,520	1,475
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series 2018B, Rev., 5.00%, 12/1/2029	1,105	1,175
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	729
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Rev., 5.00%, 3/1/2034	3,000	3,013
Ohio Higher Educational Facility Commission, Xavier University 2020 Project Rev., 4.00%, 5/1/2037	595	561
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	22
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	54
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	58
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	27
Series 2019B, Rev., 5.00%, 12/1/2035	55	61
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	224
State of Ohio Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,629
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	811
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	37
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	182
State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2024	25	25
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2029	7,000	7,338
Total Ohio		52,743
Oklahoma — 0.1%
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2031	60	63
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2025	510	524
Rev., 5.00%, 10/1/2026	500	522
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	795
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	49

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/1/2036	25	26
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,047
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	30
University of Oklahoma (The), Tax Exempt Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		4,082
Oregon — 0.9%
City of Portland, 4th and Montgomery and Streetcar Projects Series 2019A, GO, 5.00%, 2/1/2035	650	713
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	95
Series 2023A, Rev., 5.00%, 12/1/2043	1,040	1,132
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	50
City of Tualatin GO, 5.00%, 6/15/2028	60	65
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	202
Series 2020A, Rev., 5.00%, 10/1/2026	125	128
Series 2020A, Rev., 5.00%, 10/1/2027	150	155
Series 2020A, Rev., 5.00%, 10/1/2028	175	182
Series 2020A, Rev., 5.00%, 10/1/2029	300	315
Series 2020A, Rev., 5.00%, 10/1/2030	300	317
Series 2020A, Rev., 5.00%, 10/1/2035	140	147
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,188
Oregon State Lottery
Series C, Rev., 5.00%, 4/1/2024	25	25
Series 2015C, Rev., 5.00%, 4/1/2026	200	205
Series A, Rev., 5.00%, 4/1/2027	100	101
Series A, Rev., 5.00%, 4/1/2031	1,900	2,020
Series A, Rev., 5.00%, 4/1/2032	1,750	1,859
Series A, Rev., 5.00%, 4/1/2033	3,500	3,715
Series A, Rev., 5.00%, 4/1/2035	2,470	2,609
Port of Portland, International Airport Series 27A, Rev., AMT, 4.00%, 7/1/2039	2,500	2,381
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	308
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,050
Series L, GO, 5.00%, 8/1/2036	1,975	2,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
State of Oregon, Article XI-Q State Projects Series F, GO, 5.00%, 5/1/2032	2,885	3,016
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	43
Tualatin Valley Water District Series 2023, Rev., 5.00%, 6/1/2045	3,265	3,549
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	951
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2024 (b)	105	106
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021A, Rev., 5.00%, 11/15/2036	305	270
Series 2021A, Rev., 5.00%, 11/15/2046	770	603
Series 2021A, Rev., 5.00%, 11/15/2051	550	417
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	76
Total Oregon		31,084
Pennsylvania — 3.8%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	40	40
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2026	130	131
Rev., 5.00%, 9/1/2027	250	253
Series 2022, Rev., 5.00%, 9/1/2028	655	664
Rev., 5.00%, 9/1/2029	740	748
Rev., 5.00%, 9/1/2030	770	777
Rev., 5.00%, 9/1/2031	360	362
Rev., 5.00%, 9/1/2032	380	379
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,385
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,223
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,234
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,974
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series 2019B, GO, 5.00%, 2/1/2029	3,110	3,345
Series 2019B, GO, 5.00%, 2/1/2030	4,300	4,608
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2026	450	445
Rev., 5.00%, 7/1/2027	475	470
Rev., 5.00%, 7/1/2028	500	496
Rev., 5.00%, 7/1/2029	500	495
Rev., 5.00%, 7/1/2030	675	668
Rev., 5.00%, 7/1/2031	1,150	1,139
Rev., 5.00%, 7/1/2032	500	494
Rev., 5.00%, 7/1/2033	1,170	1,154
Rev., 5.00%, 7/1/2034	1,300	1,277
Rev., 5.00%, 7/1/2035	1,055	1,024
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT-4, Rev., 4.00%, 11/1/2036	535	483
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2034	400	443
Rev., 5.00%, 12/1/2035	175	193
Rev., 5.00%, 12/1/2036	305	334
Rev., 5.00%, 12/1/2037	450	489
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT-1, Rev., 4.00%, 5/1/2036	100	90
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	260
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,287
Rev., 5.00%, 6/1/2025	1,875	1,918
Rev., 5.00%, 6/1/2026	1,120	1,159
Rev., 5.00%, 6/1/2027	1,500	1,574
Rev., 5.00%, 6/1/2028	2,620	2,788
Rev., 5.00%, 6/1/2029	1,120	1,192
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (b)	50	51
Series 2018A, COP, 5.00%, 7/1/2028	400	431
Series 2018A, COP, 5.00%, 7/1/2029	300	323
Series 2018A, COP, 5.00%, 7/1/2030	375	405
Series 2018A, COP, 5.00%, 7/1/2031	425	457
Series 1, GO, 4.00%, 4/1/2033	5,000	5,002
Series 2018A, COP, 5.00%, 7/1/2034	450	482
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	52
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
County of Berks GO, 5.00%, 11/15/2023	20	20
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	510
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	510
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	712
County of Chester GO, 4.00%, 7/15/2036	20	20
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	32
Series 2017A, Rev., 5.00%, 10/1/2042	70	72
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	2,000	2,066
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,773
Rev., 5.00%, 7/15/2030	2,000	2,083
Rev., 5.00%, 7/15/2031	1,450	1,509
Rev., 5.00%, 7/15/2032	1,525	1,586
Rev., 5.00%, 7/15/2034	1,675	1,741
Rev., 4.00%, 7/15/2043	5,670	5,098
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	54
Erie City Water Authority
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,360
Series 2019B, Rev., AGM, 5.00%, 12/1/2033	800	879
Series 2018D, Rev., 4.00%, 12/1/2036	35	35
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,232
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	316
Series 2021A, Rev., 4.00%, 5/1/2041	890	708
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	821
Rev., 5.00%, 4/1/2029	815	826
Rev., 5.00%, 4/1/2030	760	771
Rev., 5.00%, 4/1/2031	705	715
Rev., 5.00%, 4/1/2032	945	956
Rev., 5.00%, 4/1/2033	920	929
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,290
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,829
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	51

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	244
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2025	150	149
Rev., 4.00%, 12/1/2026	150	149
Rev., 4.00%, 12/1/2027	200	199
Rev., 4.00%, 12/1/2028	205	204
Rev., 4.00%, 12/1/2029	250	249
Rev., 4.00%, 12/1/2030	300	298
Rev., 4.00%, 12/1/2031	300	298
Rev., 4.00%, 12/1/2032	435	432
Rev., 4.00%, 12/1/2033	400	395
Rev., 4.00%, 12/1/2034	165	162
Rev., 4.00%, 12/1/2035	175	170
Rev., 4.00%, 12/1/2036	175	167
Rev., 4.00%, 12/1/2037	100	94
Rev., 4.00%, 12/1/2038	100	93
Nazareth Area School District
Series 2017D, GO, 5.00%, 11/15/2025 (b)	1,800	1,868
Series 2017E, GO, 5.00%, 11/15/2025 (b)	810	840
North Allegheny School District, Limited Tax GO, 4.00%, 5/1/2038	40	40
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,702
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series A, Rev., 5.00%, 10/1/2023	30	30
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	55
Rev., 5.00%, 8/15/2040	100	101
Pennsylvania Turnpike Commission
Series 2023, Rev., 5.00%, 12/1/2038	330	357
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,202
Series 2023, Rev., 5.00%, 12/1/2039	320	345
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,065
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,485
Philadelphia Authority for Industrial Development, Holy Family University Project
Series 2023, Rev., 5.00%, 9/1/2030	835	881
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,302
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	265
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	305
Series 2021A, Rev., 4.00%, 6/1/2051	400	294
Pittsburgh Water and Sewer Authority Series 2019B, Rev., AGM, 5.00%, 9/1/2033	1,000	1,151
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,339
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,079
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	540
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	551
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	587
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	334
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	459
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	567
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,177
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	892
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	27
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	49
Township of Hampton GO, 4.00%, 1/1/2039	45	45
Township of Spring GO, 5.00%, 11/15/2028	25	28
Upper Merion Area School District GO, 5.00%, 1/15/2026 (b)	675	703
West Chester Area School District GO, 4.00%, 5/15/2039	40	40
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	334
GO, 3.50%, 4/15/2039	235	212
GO, 3.75%, 4/15/2044	1,500	1,317
Total Pennsylvania		130,527
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (b)	10,000	10,695
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	25
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	445
Total Rhode Island		470
South Carolina — 0.2%
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,510
Charleston County Airport District Rev., 5.00%, 7/1/2026 (b)	100	105
City of Columbia
Rev., 5.00%, 2/1/2035	125	144
Rev., 5.00%, 2/1/2036	100	114
Rev., 5.00%, 2/1/2038	160	178
City of Spartanburg, Water System Series 2017B, Rev., 5.00%, 6/1/2031	480	512
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	144
Rev., 5.00%, 11/1/2029	575	605
Rev., 4.00%, 11/1/2030	750	756
Rev., 4.00%, 11/1/2031	500	503
Rev., 4.00%, 11/1/2032	535	537
Rev., 4.00%, 11/1/2033	200	201
Total South Carolina		5,309
South Dakota — 0.0% ^
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	25
Tennessee — 6.5%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2034	750	794
Series 2019A-1, Rev., 5.00%, 8/1/2035	510	536
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	49
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	113
County of Sullivan GO, 4.00%, 5/1/2045	40	39
Franklin Special School District, School Improvement, Limited Tax GO, 5.00%, 6/1/2028	100	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital
Rev., 5.00%, 11/15/2025	855	879
Rev., 5.00%, 11/15/2027	800	842
Rev., 4.00%, 11/15/2043	6,145	5,548
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	583
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Series 2023, Rev., 5.00%, 5/1/2036	500	545
Series 2023, Rev., 5.00%, 5/1/2037	250	270
Series 2023, Rev., 5.00%, 5/1/2039	500	532
Series 2023, Rev., 5.00%, 5/1/2040	725	768
Series 2023, Rev., 5.00%, 5/1/2041	500	528
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,194
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	15
Series 2015C, GO, 5.00%, 7/1/2025 (b)	5,500	5,672
GO, 5.00%, 7/1/2029	27,295	29,760
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	17,793
GO, 5.00%, 7/1/2031	10,000	10,838
GO, 4.00%, 7/1/2036	24,290	24,475
GO, 4.00%, 7/1/2037	16,205	16,216
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2036	600	671
Series 2022B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,662
Series 2022B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,527
Series 2022B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,189
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,045
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,171
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,907
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2034	275	303
Series 2019A, Rev., 5.00%, 7/1/2035	545	595
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	319
Series 2019A, Rev., 5.00%, 7/1/2039	1,000	1,062
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	647
Series 2019A, Rev., 5.00%, 7/1/2044	1,440	1,505
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	53

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2019A, Rev., 5.00%, 7/1/2049	180	187
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,342
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,054
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,829
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,145
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	894
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	1,090	1,127
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	57,150	56,489
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,096
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2031	75	80
Total Tennessee		221,024
Texas — 4.6%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	194
Series 2021A, Rev., 5.00%, 8/15/2025	205	204
Series 2021A, Rev., 5.00%, 8/15/2026	190	189
Series 2021A, Rev., 5.00%, 8/15/2027	105	105
Series 2021A, Rev., 5.00%, 8/15/2028	35	35
Series 2021A, Rev., 4.00%, 8/15/2029	40	38
Series 2021A, Rev., 4.00%, 8/15/2030	45	42
Series 2021A, Rev., 4.00%, 8/15/2031	45	42
Series 2021A, Rev., 4.00%, 8/15/2036	170	146
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2033	125	141
Rev., PSF-GTD, 5.00%, 8/15/2034	150	168
Rev., PSF-GTD, 5.00%, 8/15/2035	200	223
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	40	44
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,278
Barbers Hill Independent School District, Unimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,868
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	232
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2021A, Rev., 4.00%, 10/1/2050	895	724
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	25
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	25
Carrollton-Farmers Branch Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2035	2,660	3,038
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	948
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	940
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	503
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,046
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,034
City of Carrollton GO, 5.00%, 8/15/2024	10	10
City of College Station GO, 5.00%, 2/15/2024	25	25
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	21
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,557
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375	1,403
City of Denton GO, 5.00%, 2/15/2025	25	26
City of El Paso GO, 4.00%, 8/15/2031	75	76
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	32
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	200	208
Series 2018B, Rev., 5.00%, 7/1/2030	85	91
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	262
Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	808
Series 2018D, Rev., 5.00%, 7/1/2038	65	68
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,150	2,777
City of Houston, Combined Utility System, First Lien
Series 2016B, Rev., 4.00%, 11/15/2031	25	25
Series 2016B, Rev., 4.00%, 11/15/2037	40	39
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,453
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	2,600	2,619
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Irving, Hotel Occupancy, Occupancy Tax GO, 5.00%, 8/15/2028	40	43
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	22
City of Killeen GO, 4.00%, 8/1/2033	50	51
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	30
Rev., 4.00%, 3/1/2040	100	97
City of McAllen GO, 5.00%, 2/15/2029	355	383
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,632
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	55
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	26
City of Plano GO, 5.00%, 9/1/2029	1,855	1,973
City of Richardson Series 2016A, GO, 5.00%, 2/15/2025	65	67
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2029	100	106
Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	21
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	1,740	1,747
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	38
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	87
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,844
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,438
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,120
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	104
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	52
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,928
Series 2023A, GO, 5.00%, 9/15/2048	1,950	2,090
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,698
Series 2016A, Rev., 5.00%, 8/15/2036	60	62
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	48
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	27
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	28
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	10,273
Series 2020A, Rev., 5.00%, 12/1/2030	45	50
Rev., 5.00%, 12/1/2031	45	50
Dallas Fort Worth International Airport Series 2013F, Rev., 5.00%, 11/1/2023	5,000	5,012
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,747
Fort Bend County Municipal Utility District No. 25, Unlimited Tax GO, 4.00%, 10/1/2024	25	25
Garland Independent School District, Unlimited Tax, School Building Series A, GO, PSF-GTD, 5.00%, 2/15/2026	10	10
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	48
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	30	31
Series 2014A, Rev., 5.00%, 12/1/2028	185	188
Harris County-Houston Sports Authority Series A, Rev., AGM, 5.00%, 11/15/2024	30	31
Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	10
Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2031	25	25
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	207
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,565
Johnson City Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2038	1,745	1,927
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	3,500	3,733
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	55

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	27
La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	20
Lewisville Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	509
Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	82
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2023A, Rev., AGM, 5.00%, 5/15/2039	750	811
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,120
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	25
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	2,225	2,181
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032	420	356
Rev., 4.00%, 1/1/2037	525	408
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	600	448
North Texas Municipal Water District Water System Rev., 5.00%, 9/1/2035	20	21
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	16
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	16
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	4,890
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	25	25
Series B, Rev., 5.00%, 1/1/2030	1,100	1,139
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	25
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,084
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,221
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	246
Series 2021A, Rev., 5.00%, 10/1/2041	200	166
San Antonio Water System, Junior Lien Series 2016C, Rev., 5.00%, 5/15/2031	1,125	1,182
San Jacinto Community College District, Limited Tax Series A, GO, 5.00%, 2/15/2024	75	76
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 4.00%, 9/1/2031	225	233
Rev., AGM, 4.00%, 9/1/2032	250	258
Rev., AGM, 4.00%, 9/1/2033	225	229
Rev., AGM, 4.00%, 9/1/2034	225	229
Rev., AGM, 4.00%, 9/1/2035	225	226
Rev., AGM, 4.00%, 9/1/2036	350	350
Rev., AGM, 4.00%, 9/1/2037	390	387
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	154
Series 2018A, Rev., 5.00%, 7/1/2028	40	43
Series 2018B, Rev., 5.00%, 7/1/2033	100	107
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2016A, Rev., 5.00%, 2/15/2026	50	52
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	54
Rev., 5.00%, 12/1/2029	25	28
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	479
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,356
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	160	153
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	17,809
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	25
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	2,890	2,992
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	48
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, Water Implementation, Master Trust Series 2018B, Rev., 5.00%, 4/15/2031	7,000	7,621
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,310
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2036	700	784
Series 2023, Rev., 5.00%, 2/1/2037	625	693
Series 2023, Rev., 5.00%, 2/1/2038	330	361
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	31
University of North Texas System, Financing System Series 2015A, Rev., 5.00%, 4/15/2040	50	51
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	23
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	27
Total Texas		154,752
Utah — 0.5%
City of Salt Lake City, Airport System
Series 2018B, Rev., 5.00%, 7/1/2048	45	46
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,840
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	31
County of Utah, IHC Health Services, Inc. Series 2018A, Rev., 5.00%, 5/15/2034	70	75
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	836
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2024 (d)	1,120	1,110
Rev., 4.00%, 8/1/2026 (d)	1,290	1,247
Rev., 4.00%, 8/1/2028 (d)	1,230	1,164
Rev., 4.00%, 8/1/2031 (d)	1,000	910
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	960
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	650	545
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2032	40	42
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,118
Utah Infrastructure Agency Rev., 4.00%, 10/15/2038	1,560	1,537
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	834
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	620
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,454
Rev., 5.00%, 10/15/2027	160	162
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,014
Rev., 5.00%, 10/15/2032	515	528
Series 2018A, Rev., 5.25%, 10/15/2033	965	986
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	40
Utah Water Finance Agency, Loan Financing Program Series 2017C, Rev., 5.00%, 3/1/2034	350	369
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	31
Total Utah		17,499
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	130
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	25
Series 2019A, Rev., 5.00%, 10/1/2039	15	16
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	31
Vermont Municipal Bond Bank Series 4, Rev., 5.00%, 12/1/2028	400	433
Total Vermont		635
Virginia — 1.7%
City of Newport News, Water Revenue Rev., 5.00%, 7/15/2024	10	10
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	50
Fairfax County Water Authority Series 2005B, Rev., 5.25%, 4/1/2025	3,500	3,609
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	57

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,554
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2033	2,035	2,054
Rev., 5.00%, 6/1/2034	2,285	2,305
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	26
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project
Rev., NATL - RE, 5.25%, 1/1/2026	3,175	3,233
Rev., NATL - RE, 5.25%, 1/1/2031	30	33
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2032	35	37
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2025	45	46
Series 2017, Rev., GAN, 5.00%, 9/15/2025	20	21
Virginia Commonwealth Transportation Board, I-81 Regional Fuels Tax
Series 2021, Rev., 4.00%, 5/15/2037	640	646
Series 2021, Rev., 4.00%, 5/15/2038	800	797
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,433
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,146
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,090
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	31
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	28
Virginia Small Business Financing Authority, National Senior Communities, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,000	1,050
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029	775	765
Rev., AMT, 4.00%, 7/1/2029	3,875	3,824
Rev., AMT, 4.00%, 1/1/2031	5,250	5,170
Rev., AMT, 4.00%, 1/1/2032	5,000	4,917
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	5,000	4,782
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2028	2,635	2,725
Series 2020A, Rev., 5.00%, 1/1/2030	400	419
Series 2020A, Rev., 5.00%, 1/1/2031	2,750	2,889
Series 2020A, Rev., 5.00%, 1/1/2032	500	526
Total Virginia		57,264
Washington — 3.7%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	51
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	26
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	42
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,653
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	94
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	64
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,885
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	37
City of Tacoma, Sewer System Rev., 5.00%, 12/1/2031	40	44
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	72
Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	27
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2032	125	139
Rev., 5.00%, 12/1/2034	180	199
Rev., 5.00%, 12/1/2035	160	176
Rev., 5.00%, 12/1/2037	310	336
County of King, Sewer Rev., 5.00%, 7/1/2031	30	32
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	26
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,441
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	27
Energy Northwest, Columbia Generating Station
Series 2015-A, Rev., 5.00%, 7/1/2031	30	31
Series 2018C, Rev., 5.00%, 7/1/2031	35	38
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,356
Series 2018A, Rev., 5.00%, 7/1/2034	25	27
Series 2019A, Rev., 5.00%, 7/1/2036	40	43
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2030	50	54
Rev., 5.00%, 6/1/2031	5,650	6,063
Rev., 5.00%, 6/1/2032	235	252
Rev., 5.00%, 6/1/2033	5,345	5,706
Rev., 5.00%, 6/1/2034	5,990	6,374
Rev., 5.00%, 6/1/2035	7,200	7,655
Rev., 5.00%, 6/1/2036	4,915	5,216
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	127
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	35
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	25
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	32
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	40
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	46
Pierce County Fire Protection District No. 5 Series 2022, GO, 4.00%, 12/1/2041	3,275	3,150
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,045
Series B, Rev., 5.00%, 3/1/2034	1,000	1,011
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	27
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	75	78
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	37
Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,125
Series 2019A, COP, 5.00%, 1/1/2035	45	49
Series 2015C, COP, 4.00%, 1/1/2038	50	49
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,481
Series 2016C, GO, 5.00%, 2/1/2028	30	31
Series 2018C, GO, 5.00%, 2/1/2037	14,430	15,320
Series 2015B, GO, 5.00%, 2/1/2039	1,575	1,595
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Series 2015B, GO, 5.00%, 2/1/2040	19,390	19,624
Series 2017D, GO, 5.00%, 2/1/2040	40	42
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,431
Series 2020C, GO, 5.00%, 2/1/2041	75	80
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,554
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	611
GO, 5.00%, 12/1/2037	1,750	1,774
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	25
Rev., 5.00%, 4/1/2029	1,860	1,981
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	832
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,323
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,059
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	788
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,051
Washington Health Care Facilities Authority, Multi-care Health System Series 2017B, Rev., 5.00%, 8/15/2034	35	36
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2031 (d)	200	216
Rev., 5.00%, 9/1/2039	100	104
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.63%, 5/1/2040	985	853
Rev., 4.00%, 5/1/2045	500	447
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	2,665	2,334
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,730
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,580
Washington State University Rev., 5.00%, 4/1/2030	40	41
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	44
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	59

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Yelm Community School Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	32
GO, 4.00%, 12/1/2034	55	57
Total Washington		126,313
West Virginia — 0.0% ^
State of West Virginia Series 2018A, GO, 5.00%, 6/1/2028	25	27
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	25
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	185
DeForest Area School District GO, 4.00%, 4/1/2031	25	26
Public Finance Authority
Series 2022, Rev., 4.00%, 4/1/2032 (d)	265	249
Series 2022, Rev., 4.00%, 4/1/2032 (b) (d)	95	98
Series 2022, Rev., 4.00%, 4/1/2042 (d)	1,400	1,135
Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,650
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	262
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,378
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	309
Series 2021A, Rev., 5.00%, 7/1/2036	350	356
Series 2021A, Rev., 5.00%, 7/1/2037	300	302
Series 2021A, Rev., 5.00%, 7/1/2038	375	376
Series 2021A, Rev., 5.00%, 7/1/2039	350	347
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	856
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2033	500	530
Series 2020A, Rev., 5.00%, 1/1/2034	500	529
Series 2020A, Rev., 5.00%, 1/1/2035	500	527
Series 2020A, Rev., 5.00%, 1/1/2036	500	523
Series 2020A, Rev., 5.00%, 1/1/2037	600	623
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	236
Series 2021A, Rev., 4.00%, 12/1/2031	350	330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2021A, Rev., 4.00%, 12/1/2041	750	620
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	223
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	382
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	1,755	1,626
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	683
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,430
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	205
Rev., 5.00%, 6/15/2026	225	227
Rev., 5.00%, 6/15/2034	215	219
Rev., 5.00%, 6/15/2039	390	381
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,114
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	443
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2027	385	373
Series 2021A, Rev., 4.00%, 6/15/2029	415	397
Series 2021A, Rev., 4.00%, 6/15/2031	450	425
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	814
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	486
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,851
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,690
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	30
Series 2017-3, GO, 5.00%, 11/1/2030	4,190	4,484
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2026 (b)	25	26
Wisconsin Department of Transportation Series 2017-2, Rev., 5.00%, 7/1/2030	30	32
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	100
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	36
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.00%, 8/15/2027	25	25
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools Rev., 3.00%, 12/1/2031	560	467
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	170
Rev., 4.00%, 1/1/2027	180	172
Rev., 4.00%, 1/1/2028	375	352
Rev., 4.00%, 1/1/2029	385	356
Rev., 4.00%, 1/1/2030	405	369
Rev., 4.00%, 1/1/2037	1,125	911
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825	674
Total Wisconsin		48,645
Wyoming — 0.6%
Casper Community College District Rev., 4.00%, 4/15/2035	440	449
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,333
Total Wyoming		20,782
Total Municipal Bonds (Cost $3,408,071)		3,305,772
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (e) (f) (Cost $52,959)	52,960	52,966
Total Investments — 98.8% (Cost $3,461,030)		3,358,738
Other Assets Less Liabilities — 1.2%		42,041
NET ASSETS — 100.0%		3,400,779

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	61

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	393	12/29/2023	USD	80,114	161
U.S. Treasury 5 Year Note	388	12/29/2023	USD	41,498	225
					386

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD151,300	(3,584)	(2,224)	(5,808)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.7% (a)
New York—94.7%
Education—3.4%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032	130	123
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,278
New York State Dormitory Authority, New York University
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,599
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,375
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/1/2031	250	277
Series 2022A, Rev., 5.00%, 7/1/2033	250	278
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/1/2036	900	966
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	20	20
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,102
		13,018
General Obligation—17.6%
City of New York
Series 2018E-1, GO, 5.25%, 3/1/2035	1,300	1,405
Series 2023A-1, GO, 5.00%, 9/1/2037	1,400	1,537
Series 2022D-1, GO, 5.25%, 5/1/2039	1,500	1,653
Series 2022A-1, GO, 4.00%, 8/1/2041	2,065	2,009
Series 2023E, GO, 4.00%, 4/1/2042	1,000	967
Series 2023E, SubseriesE-1, GO, 4.00%, 4/1/2045	1,700	1,627
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,678
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,222
City of New York, Fiscal Year 2024
Series 2024A, GO, 5.00%, 8/1/2043	1,250	1,343
Series 2024A, GO, 5.00%, 8/1/2044	2,600	2,786
City of Rochester, Series 2022-II, GO, 5.00%, 8/1/2029	2,000	2,224
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024	1,000	1,005
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	727
GO, 4.00%, 9/15/2029	1,100	1,134
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,111
County of Monroe
GO, 5.00%, 6/1/2025	1,330	1,374
GO, 4.00%, 6/1/2040	2,115	2,122
County of Nassau
Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,053
Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,465
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/1/2025	1,000	1,022
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,110
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,801
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,061
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,452
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,560
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,036
Series 2022B, GO, 4.00%, 12/15/2035	2,600	2,752
Greece Central School District, Series B, GO, 5.00%, 12/15/2023	500	501
Mamaroneck Union Free School District, Series 2022, GO, 4.00%, 8/15/2031	2,120	2,254
Orchard Park Central School District, GO, 4.00%, 4/1/2029	1,685	1,728
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,830
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,300
Town of Brookhaven, Series 2015, GO, 5.00%, 5/1/2027	2,000	2,056
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,431
Town of Islip, Public Improvement, Series 2022A, GO, 5.00%, 7/15/2027	430	465
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/1/2029	500	556
GO, AGM, 5.00%, 8/1/2031	650	745
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	1,976
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	63

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
GO, 4.00%, 1/15/2041	2,000	1,925
Village of Mamaroneck, Public Improvement, Series 2019, GO, 3.00%, 8/15/2030	1,540	1,529
		66,532
Hospital—1.4%
New York City Health and Hospitals Corp., Series 2020A, Rev., 4.00%, 2/15/2028	1,700	1,769
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,400
		5,169
Other Revenue—23.7%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	3,721
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,698
Series 2017A, Rev., 5.00%, 2/15/2034	1,115	1,179
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,217
Series 2017A, Rev., 5.00%, 2/15/2036	3,500	3,673
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,671
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,378
New York City Transitional Finance Authority Future Tax Secured
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,688
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,157
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-1, Rev., 5.00%, 7/15/2028	3,000	3,067
Series 2015S-1, Rev., 5.00%, 7/15/2030	2,000	2,044
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series 2018S-4A, Rev., 5.25%, 7/15/2035	4,000	4,348
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,155
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,311
New York City Transitional Finance Authority, Future Tax Secured
Series 2022F-1, Rev., 4.00%, 2/1/2038	2,000	1,995
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,431
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,084
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017E1-1, Rev., 5.00%, 2/1/2032	2,000	2,106
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,500	1,617
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,073
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series 2017E-1, Rev., 5.00%, 2/1/2034	2,260	2,367
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,047
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,649
New York State Dormitory Authority, Personal Income Tax, Series 2019A, Rev., 5.00%, 3/15/2024 (b)	2,350	2,371
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2029	2,500	2,519
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,091
Series A, Rev., 5.00%, 3/15/2031	3,100	3,123
Series 2015B, Rev., 5.00%, 3/15/2032	2,500	2,576
Series A, Rev., 5.00%, 3/15/2032	2,000	2,015
Series 2015B, Rev., 5.00%, 3/15/2033	2,500	2,575
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,165
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,111
New York State Urban Development Corp., Personal Income Tax, Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,437
New York State Urban Development Corp., State Sales Tax, Series 2021A, Rev., 4.00%, 3/15/2043	5,000	4,833
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/1/2044	250	247
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/1/2031	275	305
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	135	137
Series 2022B, Rev., 5.00%, 1/1/2032	240	242
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,833
Series B, Rev., 5.00%, 6/1/2034	2,000	2,061
		89,317
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded—2.4%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2014A, Rev., 5.00%, 3/15/2024 (b)	1,500	1,514
Sales Tax Asset Receivable Corp., Fiscal Year 2015Series 2015A, Rev., 5.00%, 10/15/2024 (b)	7,500	7,638
		9,152
Special Tax—9.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	1,500	1,642
Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,629
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	1,968
Series 2021A, Rev., 5.00%, 3/15/2036	1,800	1,978
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2036	2,000	2,250
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,666
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,480
Series 2022A, Rev., 5.00%, 3/15/2039	4,650	5,066
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,386
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 3/15/2031	3,000	3,022
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,576
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,808
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,009
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,168
		34,648
Transportation—20.5%
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,540
Series 2015B, Rev., 5.00%, 11/15/2031	2,000	2,030
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,560
Series D-1, Rev., 5.00%, 11/15/2031	2,000	2,041
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,046
Series A-1, Rev., 4.00%, 11/15/2033	2,000	1,998
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,059
Series B-2, Rev., 5.25%, 11/15/2033	1,000	1,083
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,078
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,019
Series K, Rev., 5.00%, 1/1/2030	2,500	2,547
Series L, Rev., 5.00%, 1/1/2032	2,250	2,415
Series N, Rev., 4.00%, 1/1/2041	2,500	2,413
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,032
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	2,075	2,093
Series 2018, Rev., AMT, 5.00%, 1/1/2026	2,000	2,029
Series 2018, Rev., AMT, 5.00%, 1/1/2027	2,000	2,043
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,218
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,000	1,912
Port Authority of New York and New Jersey, Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,305
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,017
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,008
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,049
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,014
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,446
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,762
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,138
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,074
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,093
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2029	1,600	1,779
Series B, Rev., 5.00%, 11/15/2029	2,500	2,648
Series 2018B, Rev., 5.00%, 11/15/2030	3,355	3,785
Series B, Rev., 5.00%, 11/15/2030	2,000	2,117
Series B, Rev., 5.00%, 11/15/2031	1,100	1,164
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,069
Series B, Rev., 5.00%, 11/15/2033	1,500	1,585
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,011
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,333
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien, Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,609
		77,162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	65

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility—7.4%
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	1,500	1,628
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,158
Series 2018, Rev., 5.00%, 9/1/2036	1,225	1,312
Long Island Power Authority, Electrical System, Series 2021A, Rev., 4.00%, 9/1/2041	2,030	1,967
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2028	1,300	1,439
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	961
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	1,989
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2026	1,250	1,266
Rev., 5.00%, 12/15/2032	2,500	2,596
Series 2016A, Rev., 5.00%, 12/15/2033	3,000	3,145
Series 2016A, Rev., 5.00%, 12/15/2034	4,595	4,808
Series 2016B, Rev., 5.00%, 12/15/2034	2,450	2,563
Series 2022TE-1, Rev., 5.00%, 12/15/2035	800	923
Utility Debt Securitization Authority, Federally Tax-Exempt, Series 2013TE, Rev., 5.00%, 12/15/2030	1,000	1,004
		27,759
Water & Sewer—9.1%
New York City Municipal Water Finance Authority Fiscal Year 2022, Series 2022BB-1, Rev., 4.00%, 6/15/2045	1,500	1,437
New York City Municipal Water Finance Authority, Second General Resolution
Subseries DD-2, Rev., 5.00%, 6/15/2027	1,285	1,335
Series 2020-EE, Rev., 5.00%, 6/15/2030	1,155	1,309
Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,160
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution, Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,966
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021B-2, Rev., 4.00%, 6/15/2042	1,075	1,048
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,187
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,024
Series 2015DD, Rev., 5.00%, 6/15/2029	2,000	2,024
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020, Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,436
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2027	1,500	1,517
Series 2021A, Rev., 5.00%, 6/15/2030	1,070	1,217
Series 2016A, Rev., 5.00%, 6/15/2031	2,150	2,254
Series 2016A, Rev., 5.00%, 6/15/2032	2,000	2,096
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,060
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,307
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,337
New York State Environmental Facilities Corp., State Revolving Fund
Series 2019B, Rev., 5.00%, 6/15/2035	1,000	1,102
Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,382
		34,198
Total New York		356,955
Total Municipal Bonds (Cost $361,727)		356,955
	Shares (000)
Short-Term Investments—5.4%
Investment Companies—5.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (c) (d)(Cost $20,530)	20,530	20,532
Total Investments—100.1% (Cost $382,257)		377,487
Liabilities in Excess of Other Assets—(0.1)%		(499)
Net Assets—100.0%		376,988

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2023

GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	67

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.8% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	267
Rev., 5.00%, 7/1/2028	350	380
Rev., 5.00%, 7/1/2029	375	411
Rev., 5.00%, 7/1/2030	250	278
Rev., 5.00%, 7/1/2031	175	194
Rev., 5.00%, 7/1/2032	150	166
Rev., 5.00%, 7/1/2033	325	359
Rev., 5.00%, 7/1/2034	375	413
Black Belt Energy Gas District Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,346
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.68%, 9/7/2023 (c)	7,500	7,495
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,349
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,430
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,216
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	125	127
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	101
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,546
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	3,320	3,442
Total Alabama		29,520
Alaska — 0.5%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,327
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,393
Series 1, Rev., 5.00%, 12/1/2030	875	969
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	102
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	502
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	147
Total Alaska		4,440
Arizona — 3.5%
Arizona Health Facilities Authority Series 2014A, Rev., 5.00%, 1/1/2024 (d)	235	236
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,597
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	131
Arizona State University Series 2021, Rev., 5.00%, 8/1/2024	125	127
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	496
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2024	350	355
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375	378
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	510
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,555
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,285
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (b)	5,000	5,077
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,280
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	3,972
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,898
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	254
Maricopa County Unified School District No. 41 Gilbert, Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	785
Salt River Project Agricultural Improvement and Power District Series 2022A, Rev., 5.00%, 1/1/2031	5,000	5,673
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,369
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,791
Total Arizona		33,769
Arkansas — 1.0%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,022
Rev., 4.00%, 6/1/2030	1,195	1,211
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	342
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,034
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	598
Rev., 5.00%, 3/1/2026	685	705
University of Arkansas, Various Facility Fayetteville Campus Series 2012A, Rev., 5.00%, 5/1/2024 (d)	125	126
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	512
Rev., 5.00%, 3/1/2026	1,000	1,022
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	243
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	182
Total Arkansas		10,108
California — 12.2%
Bay Area Toll Authority, Toll Bridge Series 2017S-7, Rev., 4.00%, 4/1/2029	20,000	20,703
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,598
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,618
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	7,690	7,655
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	1,918
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	280
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	156
California Municipal Finance Authority, North Bay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	501
Series 2017A, Rev., 5.00%, 11/1/2024	800	807
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	2,945	2,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California School Finance Authority Series A, Rev., 6.38%, 7/1/2025 (d) (e)	1,000	1,058
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	260
City of Chula Vista, Police Facility Project COP, 5.00%, 10/1/2023	1,000	1,001
City of Los Angeles Department of Airports Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	1,990
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	367
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,752
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,602
Grossmont Healthcare District
Series C, GO, 5.00%, 7/15/2026	1,000	1,033
Series D, GO, 5.00%, 7/15/2026	1,225	1,266
Los Angeles Community College District Series 2015C, GO, 5.00%, 6/1/2026	5,000	5,273
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	265
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	103
Novato Unified School District
Series 2014A, GO, 5.00%, 8/1/2025	1,500	1,524
Series 2014A, GO, 5.00%, 8/1/2026	1,800	1,830
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,831
Port of Oakland, Intermediate Lien Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	212
Sacramento Municipal Utility District, Electric Series 2017E, Rev., 5.00%, 8/15/2027	105	114
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	270
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,747
Santa Barbara Unified School District Series 2017B, GO, 5.00%, 8/1/2026	50	53
Sequoia Union High School District Series 2014, GO, 4.00%, 7/1/2024 (d)	1,095	1,103
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,020
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	2,810
GO, 5.00%, 3/1/2026	13,210	13,565
GO, 5.00%, 9/1/2026	1,000	1,058
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	69

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
GO, 4.00%, 8/1/2028	4,000	4,095
GO, 4.00%, 8/1/2029	4,180	4,274
GO, 5.00%, 8/1/2029	7,830	8,259
GO, 4.00%, 8/1/2030	10,000	10,223
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	638
Rev., 5.00%, 3/1/2029	465	476
University of California Series 2023BN, Rev., 5.00%, 5/15/2033	5,000	5,958
Total California		119,276
Colorado — 1.3%
Board of Governors of Colorado State University System Series E-2, Rev., 5.00%, 3/1/2024	110	111
City of Longmont Series A, COP, 5.00%, 12/1/2023 (d)	100	100
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (d)	125	126
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053 (f)	3,500	3,716
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 4.93%, 9/7/2023 (c)	1,500	1,500
Counties of Gunnison, Watershed School District No. 1J Series A, GO, 5.00%, 12/1/2024 (d)	500	510
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2027	500	521
Series 2020A, Rev., 5.00%, 7/15/2027	500	524
Series 2020A, Rev., 5.00%, 1/15/2028	250	264
Series 2020A, Rev., 5.00%, 7/15/2028	175	186
Series 2020A, Rev., 5.00%, 1/15/2029	300	320
Series 2020A, Rev., 5.00%, 7/15/2029	135	145
Series 2020A, Rev., 5.00%, 1/15/2030	165	178
Series 2020A, Rev., 5.00%, 7/15/2030	115	124
State of Colorado
Series 2013I, COP, 5.00%, 3/15/2024 (d)	1,405	1,416
COP, 4.00%, 12/15/2039	3,075	3,042
Total Colorado		12,783
Connecticut — 2.0%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2024	400	404
Series 2021A, GO, 5.00%, 8/1/2025	425	434
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	8,043
State of Connecticut
Series 2022G, GO, 5.00%, 11/15/2031	5,000	5,715
Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,051
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,367
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,059
Total Connecticut		19,073
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	178
District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	894
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	253
Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,189
Total District of Columbia		2,336
Florida — 1.0%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	310
Collier County Educational Facilities Authority
Series 2023, Rev., 5.00%, 6/1/2028	1,000	1,022
Series 2023, Rev., 5.00%, 6/1/2029	500	513
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	254
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	379
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	383
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012A, Rev., 4.00%, 10/1/2023 (d)	1,000	1,000
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	259
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2032	1,500	1,693
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Series 2022C, GO, 5.00%, 6/1/2024	1,850	1,873
Volusia County School Board Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,102
Total Florida		9,913
Georgia — 2.4%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,029
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,028
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,750	1,764
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	102
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	255
Rev., 5.00%, 7/1/2026	275	285
Rev., 5.00%, 7/1/2028	375	393
Rev., 4.00%, 7/1/2032	1,000	1,001
Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (b)	3,250	3,222
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,140
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	248
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,129
Total Georgia		23,596
Guam — 0.3%
Territory of Guam (Guam)
Series 2021F, Rev., 5.00%, 1/1/2028	250	258
Series 2021F, Rev., 5.00%, 1/1/2029	750	776
Series 2021F, Rev., 5.00%, 1/1/2030	750	776
Series 2021F, Rev., 5.00%, 1/1/2031	750	776
Total Guam		2,586
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	698
Illinois — 8.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	207
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,292
GO, 4.00%, 6/1/2029	1,000	1,033
GO, 4.00%, 6/1/2030	1,285	1,326
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	339
Series 2020A, GO, Zero Coupon, 1/1/2028	570	484
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,009
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., 5.00%, 11/1/2023	1,500	1,503
City of Springfield Series 2015, Rev., 5.00%, 3/1/2024	225	227
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2025	1,075	1,115
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,186
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,248
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2023	535	538
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	717
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	748
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,265
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	511
GO, 4.00%, 1/1/2029	375	386
GO, 4.00%, 1/1/2030	285	293
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	479
GO, 4.00%, 12/1/2027	490	503
GO, 4.00%, 12/1/2028	545	564
GO, 4.00%, 12/1/2029	515	532
GO, 4.00%, 12/1/2030	200	207
GO, 4.00%, 12/1/2031	820	845
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	513
Series 2019B, GO, 5.00%, 12/1/2025	515	532
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	71

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2023	2,350	2,358
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	125	128
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	337
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,307
GO, 4.00%, 1/1/2029	650	673
GO, 4.00%, 1/1/2030	600	620
GO, 4.00%, 1/1/2031	1,000	1,032
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	585
Glenview Park District
GO, 5.00%, 12/1/2026	300	318
GO, 5.00%, 12/1/2029	350	369
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,191
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	200
Rev., 5.00%, 10/1/2025	300	308
Rev., 5.00%, 10/1/2028	250	261
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,014
Rev., 4.00%, 1/15/2032	2,120	2,176
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (b)	1,000	1,000
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (d)	6,500	6,708
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	374
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	120
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	220
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	108
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	67
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	140
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	67
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	41
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	83
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	402
GO, AGM, 4.00%, 5/1/2026	200	203
GO, AGM, 4.00%, 5/1/2028	350	359
GO, AGM, 4.00%, 5/1/2029	2,000	2,049
Maine Township High School District No. 207 of Cook Country
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,067
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,120
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,022
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	761
GO, AGM, 4.00%, 4/1/2027	780	798
GO, AGM, 4.00%, 4/1/2028	410	423
GO, AGM, 4.00%, 4/1/2029	240	250
GO, AGM, 4.00%, 4/1/2030	375	390
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	705
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,012
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,292
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,286
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,564
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2024	3,000	3,013
Series 2018C, Rev., 5.00%, 1/1/2025	4,250	4,326
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,071
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2023	5,000	5,009
Series 2022A, GO, 5.00%, 3/1/2024	500	503
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,010
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,059
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,693
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	873
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	257
Total Illinois		82,079
Indiana — 2.3%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,012
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,910
Indiana Finance Authority, Indiana University Health Obligated Group Series 2019B, Rev., 2.25%, 7/1/2025 (b)	5,000	4,850
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Series 2020B, Rev., AMT, 0.95%, 4/1/2026 (b)	4,525	4,041
Series 2021A, Rev., 1.40%, 8/1/2029 (b)	7,000	5,976
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	898
Series DD, Rev., 5.00%, 7/1/2027	10	11
South Bend Community School Corp. Series 2022B, GO, 4.00%, 1/15/2024	720	721
Total Indiana		22,419
Iowa — 1.1%
Iowa Finance Authority, Health System Series 2018A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 4.64%, 9/7/2023 (c) (e)	10,835	10,828
Kansas — 1.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	308
Rev., 5.00%, 9/1/2026	465	487
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	203
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2024	170	173
Series 2019F, Rev., 4.00%, 11/1/2029	6,820	6,988
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,806
University of Kansas Hospital Authority, Health System
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	71
Series 2017A, Rev., 5.00%, 3/1/2024	205	207
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	411
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	230
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	346
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	432
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	405
Wyandotte County-Kansas City Unified Government Series 2021A, GO, AGM, 4.00%, 8/1/2024	1,000	1,006
Total Kansas		13,073
Kentucky — 3.2%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	240	240
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,501
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	10,160	10,165
Series 2019C, Rev., 4.00%, 2/1/2028 (b)	6,500	6,450
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (b)	10,500	11,060
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,319
Total Kentucky		31,735
Louisiana — 1.5%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	365	366
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	405
Series 2018C, Rev., 5.00%, 12/1/2025	915	943
Series 2018C, Rev., 5.00%, 12/1/2026	500	523
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	375
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	634
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	540
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	324
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	5,960
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	190
Series 2023A, Rev., 5.00%, 10/15/2029	175	193
Series 2023A, Rev., 5.00%, 10/15/2030	175	196
Series 2023A, Rev., 5.00%, 10/15/2031	175	198
Series 2023A, Rev., 5.00%, 10/15/2032	225	257
Louisiana Public Facilities Authority, Tulane University Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	259
Series 2020A, Rev., 5.00%, 4/1/2027	150	159
Series 2020A, Rev., 5.00%, 4/1/2028	165	178
Series 2020A, Rev., 5.00%, 4/1/2029	220	241
Series 2020A, Rev., 5.00%, 4/1/2030	130	144
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	73

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2020A, Rev., 5.00%, 4/1/2031	150	165
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2024	150	152
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	2,000	2,034
Total Louisiana		14,436
Maryland — 0.1%
County of Prince George's Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,088
Massachusetts — 2.5%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,365
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 4.20%, 9/12/2023 (b)	14,000	14,000
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	531
Rev., 5.00%, 7/1/2026	435	446
Rev., 5.00%, 7/1/2027	420	435
Rev., 5.00%, 7/1/2028	525	548
Total Massachusetts		24,325
Michigan — 1.2%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,023
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	663
GO, 5.00%, 4/1/2028	245	264
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2024	1,400	1,408
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	785
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	576
GO, Q-SBLF, 4.00%, 5/1/2026	885	902
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,123
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	2,250	2,306
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	399
Series 2019-II, GO, 5.00%, 5/1/2028	600	650
Series 2019-II, GO, 5.00%, 5/1/2029	250	275
Total Michigan		11,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.5%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	358
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	211
Series 2019C, COP, 5.00%, 2/1/2024	295	297
Series 2019B, COP, 5.00%, 2/1/2025	185	189
Series 2019C, COP, 5.00%, 2/1/2025	310	316
Series 2019B, COP, 5.00%, 2/1/2026	195	202
Series 2019C, COP, 5.00%, 2/1/2026	320	331
Series 2019B, COP, 5.00%, 2/1/2027	185	194
Series 2019B, COP, 5.00%, 2/1/2028	175	187
Series 2019C, COP, 5.00%, 2/1/2028	350	373
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	99
Rev., 4.00%, 12/1/2025	185	183
Rev., 4.00%, 12/1/2026	185	183
Rev., 4.00%, 12/1/2027	195	192
Rev., 4.00%, 12/1/2028	240	236
State of Minnesota Series 2013E, GO, 5.00%, 11/7/2023	115	115
University of Minnesota Series 2016A, Rev., 5.00%, 4/1/2024	300	303
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,005
Total Minnesota		4,974
Mississippi — 1.0%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	855
Series 2019A, GO, 5.00%, 10/1/2028	345	374
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,410
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,890
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,491
Total Mississippi		10,020
Missouri — 0.5%
City of Kansas City
Series 2022C, Rev., 5.00%, 9/1/2024	100	101
Series 2019A, Rev., 5.00%, 12/1/2024	140	143
City of St. Peters
COP, 4.00%, 5/1/2026	705	716
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
COP, 4.00%, 5/1/2027	730	748
COP, 4.00%, 5/1/2028	760	786
COP, 4.00%, 5/1/2029	760	789
COP, 4.00%, 5/1/2030	545	570
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	250	251
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	311
Rev., 4.00%, 12/1/2029	200	208
Total Missouri		4,623
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	517
Nebraska — 1.5%
Central Plains Energy Project Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	10,000	10,193
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	3,000	3,008
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	292
COP, 5.00%, 12/15/2027	495	534
COP, 5.00%, 12/15/2028	540	589
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (d)	250	257
Total Nebraska		14,873
Nevada — 0.3%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	127
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,802
Total Nevada		2,929
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,066
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	2,951
Total New Hampshire		5,017
New Jersey — 6.3%
Burlington County Bridge Commission,Government Leasing Program Rev., 4.50%, 8/7/2024	2,340	2,360
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,053
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	801
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,315
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,320	2,369
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2025	1,500	1,536
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,914
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	460
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	429
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	543
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	301
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	550
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	186
Series 2020A, Rev., 5.00%, 7/1/2028	200	216
Series 2020A, Rev., 5.00%, 7/1/2029	270	295
Series 2020A, Rev., 5.00%, 7/1/2030	415	454
Series 2020A, Rev., 5.00%, 7/1/2032	725	790
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,124
Series A, Rev., 5.00%, 6/15/2029	5,350	5,574
Series A, Rev., 5.00%, 6/15/2031	4,750	4,937
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,219
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,254
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,324
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,800
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,872
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	251
Total New Jersey		61,927
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590	598
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,535
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,116
GO, 5.00%, 8/1/2025	500	516
GO, 5.00%, 8/1/2026	650	682
Total New Mexico		6,447
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	75

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 8.2%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	554
Floral Park-Bellerose Union Free School District GO, 4.00%, 12/1/2029	670	702
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	518
Rev., 5.00%, 9/1/2027	500	539
Rev., 5.00%, 9/1/2028	750	802
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	384
Metropolitan Transportation Authority Series 2014C, Rev., 5.00%, 11/15/2024	3,000	3,045
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,121
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 4.00%, 1/1/2032	1,000	1,025
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,746
New York City Industrial Development Agency, Yankee Stadium Project
Series 2020A, Rev., AGM, 4.00%, 3/1/2031	2,500	2,578
Series 2020A, Rev., AGM, 4.00%, 3/1/2032	1,500	1,546
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,602
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,127
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,048
Series 2019 SERIES 1, Rev., 4.00%, 7/1/2031	4,255	4,389
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,210
New York State Dormitory Authority, Non Stop Supported Debt, New School University Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	76
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,750	1,867
New York State Dormitory Authority, School Districts Bond Financing Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,009
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,559
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,664
New York State Thruway Authority Series J, Rev., 5.00%, 1/1/2028	1,000	1,005
New York State Urban Development Corp., Personal Income Tax
Series 2017A, Rev., 5.00%, 3/15/2030	1,450	1,534
Series 2022A, Rev., 5.00%, 9/15/2032	5,000	5,746
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (d)	1,210	1,221
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Series 2020C, Rev., 5.00%, 12/1/2027	800	845
Series 2020C, Rev., 5.00%, 12/1/2028	500	534
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	277
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	280
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	408
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	822
GO, 4.00%, 11/1/2027	675	702
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2021A-2, Rev., 2.00%, 5/15/2028 (b)	10,000	9,062
Trust for Cultural Resources of The City of New York (The), Lincoln Center for the Performing Arts, Inc. Series 2020A, Rev., 5.00%, 12/1/2032	1,000	1,116
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	2,800	3,130
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,568
Total New York		79,868
North Carolina — 1.7%
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
City of Winston-Salem, Water and Sewer System Series A, Rev., 5.00%, 6/1/2024	1,300	1,316
County of Alamance GO, 5.00%, 2/1/2024	200	201
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	255
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,388
State of North Carolina Rev., 5.00%, 3/1/2024	600	604
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	446
Total North Carolina		16,311
Ohio — 1.1%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	155
Series 2018A, Rev., 5.00%, 10/1/2027	250	268
Series 2018A, Rev., 5.00%, 10/1/2028	250	271
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,709
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	203
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,408
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	250
Rev., 5.00%, 12/1/2026	625	626
Rev., 5.00%, 12/1/2029	800	804
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	3,000	3,060
Total Ohio		10,754
Oklahoma — 3.1%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	398
Rev., 4.00%, 12/1/2029	415	430
Rev., 4.00%, 12/1/2030	435	450
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	371
Rev., 5.00%, 9/1/2026	820	842
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Rev., 5.00%, 9/1/2027	1,250	1,294
Cleveland County Educational Facilities Authority
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,122
Series 2021, Rev., 4.00%, 6/1/2028	2,200	2,272
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,129
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	706
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	399
Rev., 5.00%, 9/1/2029	1,175	1,246
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	308
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	900
Rev., 5.00%, 9/1/2025	850	864
Rev., 5.00%, 9/1/2026	1,800	1,841
Rev., 5.00%, 9/1/2027	480	496
Muskogee Industrial Trust, Public School Project Series 2019, Rev., 4.00%, 9/1/2029	3,010	2,939
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	355	355
Rev., 5.00%, 10/1/2025	1,000	1,027
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	259
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	128
Rev., 4.00%, 12/1/2028	175	179
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2028	455	490
Series 2020B, Rev., 5.00%, 7/1/2029	480	522
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	630
Rev., 4.00%, 9/1/2027	725	736
Rev., 4.00%, 9/1/2028	300	306
Total Oklahoma		30,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	77

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	40
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	405
Port of Portland, International Airport Series 23, Rev., 5.00%, 7/1/2024	1,595	1,616
Total Oregon		2,061
Pennsylvania — 7.3%
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	176
Rev., AGM, 4.00%, 12/1/2025	150	152
Rev., AGM, 4.00%, 12/1/2026	100	102
Rev., AGM, 4.00%, 12/1/2027	125	129
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	261
Series 2020A, Rev., 5.00%, 9/1/2027	200	213
Series 2020A, Rev., 5.00%, 9/1/2028	175	189
Series 2020A, Rev., 5.00%, 9/1/2029	175	192
Commonwealth of Pennsylvania Series 2016-2, GO, 5.00%, 1/15/2025	630	644
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,513
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,527
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,554
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	762
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,600
Series 2019A, GO, 4.00%, 10/1/2028	920	943
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,249
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,438
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2014A, Rev., 5.00%, 6/1/2024	380	384
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,010
Montgomery County Industrial Development Authority, Constellation Energy Generation LLC Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,253
Panther Valley School District
GO, 2.00%, 10/15/2026	750	695
GO, 2.00%, 10/15/2027	680	618
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
GO, 2.00%, 10/15/2028	300	268
GO, 2.00%, 10/15/2029	300	262
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,781
GO, 5.00%, 10/1/2028	3,585	3,836
GO, 5.00%, 10/1/2029	3,815	4,132
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.66%, 9/7/2023 (c)	13,000	13,003
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,069
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	270
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	384
GO, 5.00%, 10/1/2029	425	474
GO, 5.00%, 10/1/2030	250	282
School District of Philadelphia (The) Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,281
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	673
Rev., 5.00%, 6/1/2029	3,115	3,413
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	114
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2029	2,750	2,998
Rev., AGM, 5.00%, 2/1/2030	2,925	3,205
Rev., AGM, 5.00%, 2/1/2031	4,750	5,211
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,656
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	589
Series 2019B, GO, 4.00%, 10/1/2029	420	430
Total Pennsylvania		70,935
Tennessee — 2.3%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	125	127
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	117
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,194
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	631
Series 2023A, Rev., 5.00%, 7/1/2025	760	776
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,601
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	10,000	10,190
Total Tennessee		22,636
Texas — 6.1%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,057
Alief Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2024	125	126
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,014
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	262
Series 2018C, Rev., 5.00%, 8/1/2027	200	214
Series 2018C, Rev., 5.00%, 8/1/2029	325	347
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	586
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,132
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	606
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	652
City of Corpus Christi Rev., 5.00%, 7/15/2024	110	111
City of Denton GO, 5.00%, 2/15/2025	270	276
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024	1,030	1,045
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,112
City of Galveston GO, 4.00%, 5/1/2024	635	637
City of Garland Series 2023, GO, 5.00%, 2/15/2024	1,155	1,163
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,071
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,224
City of Laredo GO, 5.00%, 2/15/2024	410	413
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2024	770	776
City of Pearland Series 2017, GO, 5.00%, 3/1/2025	125	128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of San Antonio, Electric and Gas Systems Rev., 5.25%, 2/1/2024	200	201
Colorado River Municipal Water District Series 2021, Rev., 5.00%, 1/1/2024	100	100
Conroe Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	500	512
County of Bexar Series 2015, Rev., AGM, 4.00%, 8/15/2024 (d)	215	216
County of Fort Bend Series B, GO, 5.00%, 3/1/2024	225	227
Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	2,040	2,337
Eagle Mountain and Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	102
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,180
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,330
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,066
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,941
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	520
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,450
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,511
Humble Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2033	1,655	1,896
Huntsville Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2034	1,340	1,518
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	258
Series 2017A, Rev., 5.00%, 10/15/2029	500	515
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	539
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,526
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2026	300	305
Rev., AGM, 4.00%, 7/1/2027	430	441
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	79

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,432
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	595
Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2023	400	400
Spring Branch Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/1/2024	510	513
State of Texas Series 2014, GO, 5.00%, 4/1/2024 (d)	11,720	11,828
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,702
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	1,100	1,139
Tyler Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2024	150	151
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	372
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2030	800	836
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,043
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	152
Total Texas		59,813
Utah — 1.0%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	6,880	6,909
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	501
Rev., AGM, 5.00%, 2/1/2025	250	255
Rev., AGM, 5.00%, 2/1/2027	720	757
Rev., AGM, 5.00%, 2/1/2029	1,070	1,127
Total Utah		9,549
Virginia — 1.4%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	8,355	8,369
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	3,000	3,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia College Building Authority Series 2018A, Rev., 5.00%, 2/1/2024	450	453
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2016C, Rev., 5.00%, 11/1/2027	1,235	1,308
Total Virginia		13,360
Washington — 2.7%
Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2024	125	127
Energy Northwest, Columbia Generating Series 2017A, Rev., 5.00%, 7/1/2024	185	187
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	519
State of Washington, Various Purpose
Series 2014D, GO, 5.00%, 2/1/2024	150	151
Series 2017D, GO, 5.00%, 2/1/2024	100	101
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (b)	7,900	8,050
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	17,000	17,406
Total Washington		26,541
Wisconsin — 2.1%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	215
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,198
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,558
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,425
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	1,790	1,845
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,630
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	334
Total Wisconsin		20,205
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (d)	1,000	1,059
Total Municipal Bonds (Cost $990,316)		954,691
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.90%, 6/25/2032 (b)(Cost $21)	21	21
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (g) (h) (Cost $13,449)	13,449	13,450
Total Investments — 99.2% (Cost $1,003,786)		968,162
Other Assets Less Liabilities — 0.8%		7,496
NET ASSETS — 100.0%		975,658

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	81

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.8% (a)
Alabama — 2.0%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b) (c)	2,665	2,780
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	2,000	2,108
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,300	1,248
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (d)	1,000	1,008
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	299
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,734
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	1,906
UAB Medicine Finance Authority Series 2017B-2, Rev., 3.50%, 9/1/2035	160	149
Total Alabama		15,232
Alaska — 0.2%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,352
Arizona — 1.5%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (e)	350	252
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (e)	250	180
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,099
Series 2022A, Rev., 4.25%, 11/1/2052	800	703
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,236
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Series 2020A1, Rev., 5.00%, 7/15/2040 (e)	2,515	2,336
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	150
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2021A, Rev., 4.00%, 7/1/2040	3,375	3,311
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	363
Series 2018A, Rev., 5.00%, 7/1/2033	150	155
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	11
Salt River Project Agricultural Improvement and Power District, Electric System Series 2017A, Rev., 5.00%, 1/1/2028	35	38
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	41
Total Arizona		11,125
Arkansas — 0.1%
County of Pulaski Rev., 4.25%, 3/1/2048	250	237
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	191
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	106
Total Arkansas		534
California — 5.7%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	65
Bay Area Toll Authority, Toll Bridge Series 2017S-7, Rev., 4.00%, 4/1/2032	35	36
Calexico Unified School District Series 2022, GO, 4.00%, 8/1/2043	2,065	1,998
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,565	2,687
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	521
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	510
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	998
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (d)	250	261
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (b) (c) (e)	2,000	2,000
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	319
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (e)	600	535
Series 2021A, Rev., 5.00%, 11/15/2051 (e)	500	435
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	504
Rev., 5.00%, 10/15/2047	1,000	968
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2024 (e)	160	161
Series 2018A, Rev., 5.00%, 8/1/2025 (e)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (e)	150	152
Series 2018A, Rev., 5.00%, 8/1/2027 (e)	150	153
Series 2018A, Rev., 5.00%, 8/1/2028 (e)	190	195
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2042	30	31
Series 2016A, Rev., 5.00%, 11/1/2045	25	26
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,799
Campbell Union High School District GO, 3.00%, 8/1/2031	30	29
City of Irvine, Reassessment District No. 19-01, Limited Obligation Improvement 5.00%, 9/2/2027	15	16
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	167
Clovis Unified School District COP, 4.00%, 6/1/2028	150	157
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (e)	2,115	1,522
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (e)	1,500	1,102
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (e)	365	269
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
East Bay Municipal Utility District, Wastewater System Series A-1, Rev., 5.00%, 6/1/2036	1,850	1,903
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2033	515	532
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2025	50	52
Fresno Joint Powers Financing Authority, Master Lease Project Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	105
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	436
Long Beach Unified School District, Election of 2008 Series G, GO, 4.00%, 8/1/2045	4,165	4,056
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	32
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,657
Modesto High School District Series A, GO, 4.00%, 8/1/2048	5,200	5,003
Moulton-Niguel Water District Public Facilities Corp. Rev., 5.00%, 9/1/2038	35	38
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	6,484
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	27
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	224
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	12
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 10/24/2023	1,500	1,503
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 4.00%, 5/1/2049	1,325	1,186
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	31
State of California, Various Purpose GO, 5.00%, 11/1/2029	1,020	1,102
Total California		43,279
Colorado — 3.5%
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	4,773
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	83

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A-3, GO, 5.00%, 12/1/2050	670	566
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (e)	650	585
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2053	3,465	3,688
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	1,715	1,613
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	135
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (e)	740	619
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	702
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,619
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	166
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,281
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	956
County of Adams COP, 4.00%, 12/1/2040	2,815	2,726
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	111
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	884
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series 2022A, Rev., 5.75%, 12/1/2052	500	460
State of Colorado
Series 2018A, COP, 5.00%, 9/1/2031	20	22
Series 2020-A, COP, 4.00%, 12/15/2034	30	31
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,024
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,499
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,369
Total Colorado		26,830
Connecticut — 0.8%
City of Norwalk Series 2023, GO, 4.25%, 8/15/2053	1,000	977
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	25	25
Series A-1, Rev., 4.00%, 11/15/2047	145	144
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc.
Series 2018B, Rev., 5.00%, 12/1/2025	1,000	1,002
Series 2020A, Rev., 5.00%, 7/1/2028	50	53
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,475	2,220
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (e)	1,000	1,054
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	26
Series A, GO, 5.00%, 4/15/2029	150	160
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series A, Rev., 5.00%, 9/1/2027	25	27
Series 2018B, Rev., 5.00%, 10/1/2033	55	60
Town of Stratford GO, 5.00%, 5/15/2028	245	263
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	15
Total Connecticut		6,026
Delaware — 0.7%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	931
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	508
Series A, Rev., 5.00%, 9/1/2046	500	496
Rev., 5.00%, 9/1/2050	1,500	1,471
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — continued
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,182
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	554
Total Delaware		5,142
District of Columbia — 1.5%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	31
Series 2017B, Rev., 5.00%, 7/1/2037	25	25
Rev., 4.00%, 7/1/2039	1,925	1,737
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (d)	25	25
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (e)	1,130	1,026
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	80	83
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,130
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2042	5,010	5,166
Total District of Columbia		11,239
Florida — 4.5%
City of Kissimmee, Sales Tax Series 2022A, Rev., 4.00%, 10/1/2051	8,110	7,520
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2039	275	305
Series 2021A, Rev., 5.00%, 10/1/2040	290	320
Series 2021A, Rev., 5.00%, 10/1/2041	200	220
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	16
City of Pompano Beach Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,509
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	27
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,728
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	1,200	1,232
County of Miami-Dade Aviation Series 2020A, Rev., 4.00%, 7/1/2047	4,275	4,034
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	62
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,424
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022A-1, Rev., 5.00%, 7/1/2051	195	181
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,284
Florida Development Finance Corp., Mayflower Retirement Community Project
Series 2021A, Rev., 4.00%, 6/1/2041 (e)	1,320	945
Series 2021A, Rev., 4.00%, 6/1/2046 (e)	1,005	669
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	220
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2026	25	26
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	67
Lee County School Board (The)
Series 2023A, COP, 4.00%, 8/1/2046	3,735	3,505
Series 2023A, COP, 4.00%, 8/1/2048	2,500	2,329
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	770
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,034
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	161
Series 2018A, COP, 5.00%, 6/1/2034	40	43
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	40
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	332
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	90	98
Village Community Development District No. 15 5.00%, 5/1/2043 (e)	750	751
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	85

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2020A, Rev., 4.00%, 10/15/2038	880	835
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	956
Total Florida		34,441
Georgia — 1.9%
Carroll City-County Hospital Authority Rev., GTD, 4.00%, 7/1/2045	1,250	1,156
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	968
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,210	1,244
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000	822
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (e)	1,145	931
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,949
Georgia Housing and Finance Authority, Single Family Mortgage Series 2014A-1, Rev., AMT, 4.00%, 6/1/2044	15	15
Georgia Ports Authority Rev., 4.00%, 7/1/2052	2,805	2,668
Municipal Electric Authority of Georgia Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,991
Total Georgia		14,744
Hawaii — 0.3%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,014
Idaho — 0.2%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048 (c)	1,595	1,677
Illinois — 4.5%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2025	105	107
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,079
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	974
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	676
City of Evanston, Corporate Purpose Series 2018B, GO, 5.00%, 12/1/2024	25	25
City of Fairview Park GO, 4.00%, 12/1/2024	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
City of St. Charles Series 2020B, GO, 4.00%, 12/1/2030	440	450
City of Sterling Series 2021B, GO, 4.00%, 11/1/2037	570	555
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	188
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	38
GO, 5.00%, 11/15/2034	700	722
Hoffman Estates Park District Series 2014A, GO, 4.00%, 12/1/2044	25	24
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2025	100	102
Rev., 5.00%, 7/1/2040	105	112
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	398
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	305
Illinois Finance Authority, Northwest community Hospital Series 2016A, Rev., 5.00%, 7/1/2025 (d)	250	258
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	10
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	399
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series 2017C, Rev., 5.00%, 3/1/2033	305	315
Series 2017C, Rev., 5.00%, 3/1/2034	205	211
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	1,000	951
Kendall and Kane Counties Community Unit School District No. 115 Series 2021, GO, 4.00%, 1/1/2026	65	66
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	130	133
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,291
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	275	248
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2045	1,095	1,036
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,602
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,559
State of Illinois
GO, 5.00%, 5/1/2024	205	207
Series 2017D, GO, 5.00%, 11/1/2024	325	330
GO, 5.00%, 5/1/2027	175	176
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
GO, 5.50%, 1/1/2030	20	22
GO, 5.50%, 5/1/2030	2,020	2,221
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,563
GO, 4.00%, 6/1/2033	15	15
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,449
GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	44
Series 2023B, GO, 4.50%, 5/1/2048	615	589
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2027	15	15
Series 2021C, Rev., 5.00%, 6/15/2032	65	69
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	131
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,071
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	36
Will County School District No. 86 Joliet, Limited Tax Series 2015A, GO, 4.00%, 3/1/2024	220	220
Winnebago and Boone Counties School District No. 205 Rockford Series 2015B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		34,144
Indiana — 0.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (e)	500	395
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	184
Greencastle Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2031	25	26
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2032	350	358
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2053	900	901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	23
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	160
Series 2020A, Rev., 5.00%, 7/1/2055	460	407
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2034	1,100	1,127
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	45
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana Municipal Power Agency Series 2016A, Rev., 5.00%, 1/1/2042	30	31
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2029	30	32
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	180
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	36
Total Indiana		3,919
Iowa — 0.0% ^
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	65
Kansas — 0.0% ^
Kansas Power Pool, Electric Utility Series 2021A, Rev., 5.00%, 12/1/2029	15	16
Kentucky — 0.6%
City of Henderson, Pratt Paper LLC Project Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (e)	560	530
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	30
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	4,000	3,930
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	20
Total Kentucky		4,510
Louisiana — 0.8%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	130
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (e)	1,140	924
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	87

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	25
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (e)	740	557
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,057
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,190
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	815	821
Total Louisiana		5,704
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	344
Maine Health and Higher Educational Facilities Authority, MaineHealth Series 2020A, Rev., 4.00%, 7/1/2045	2,355	2,161
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	84
Maine State Housing Authority, Mortgage Purchase Series 2016A, Rev., 4.00%, 11/15/2045	95	95
Total Maine		2,684
Maryland — 0.9%
City of Baltimore, Water Projects Series 2019B, Rev., 4.00%, 7/1/2033	270	278
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,097
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2051	2,000	1,703
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	45	45
Total Maryland		7,123
Massachusetts — 1.3%
City of Methuen GO, 5.00%, 9/1/2030	685	782
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2016B, Rev., 4.00%, 6/1/2046	2,480	2,396
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,672
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2026	15	16
Massachusetts Development Finance Agency, Boston College Issue Series 2017T, Rev., 4.00%, 7/1/2042	35	34
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	837
Rev., 5.00%, 1/1/2037	315	318
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	738
Massachusetts Housing Finance Agency, Single Family Housing Series 177, Rev., AMT, 4.00%, 6/1/2039	105	104
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	10
Town of Westwood, Unlimited Tax GO, 5.00%, 8/15/2037	1,040	1,163
Total Massachusetts		10,070
Michigan — 2.0%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	29
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	261
Series 2021A, GO, 4.00%, 4/1/2042	350	300
Dundee Community Schools, Limited Tax GO, AGM, 5.00%, 5/1/2026	70	73
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,760
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,040
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	27
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2028	45	46
Kentwood Economic Development Corp., Holland Home Obligated Group Series 2022, Rev., 4.00%, 11/15/2043	375	284
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	439
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,371
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Lawrence Technological University Obligated Group Rev., 4.00%, 2/1/2042	375	299
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	50
Series 2015I, Rev., 4.00%, 4/15/2040	120	120
Series 2023-II, Rev., 4.00%, 10/15/2047	675	637
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	25	25
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	663
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	880
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	25
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2044	4,295	4,152
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (d)	25	25
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	27
Total Michigan		15,533
Minnesota — 1.4%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	137
Series 2017B, GO, Zero Coupon, 2/1/2027	400	350
Series 2017B, GO, Zero Coupon, 2/1/2028	225	189
Series 2017B, GO, Zero Coupon, 2/1/2030	880	673
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,501
City of Woodbury, Charter School Lease Series 2020A, Rev., 4.00%, 12/1/2050	250	193
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2030	700	550
Series 2019F, GO, Zero Coupon, 2/1/2031	545	411
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	3,000	2,951
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,021
Rev., 4.00%, 3/1/2033	500	509
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	40	40
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	195	193
Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	120	119
Nashwauk Keewatin Independent School District No. 319 Series 2022A, GO, 4.00%, 2/1/2035	500	520
Total Minnesota		10,512
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,006
Missouri — 0.4%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	103
City of Sedalia COP, 4.00%, 7/15/2035	205	207
County of Pulaski COP, 4.00%, 12/1/2030	50	50
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,001
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	953
Series 2019C, Rev., 4.00%, 2/1/2048	265	207
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	275
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B2, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/1/2045	120	119
Total Missouri		2,915
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	89

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — 0.0% ^
Gallatin County School District No. 72 Ophir, Big Sky GO, 4.00%, 7/1/2027	100	103
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	10	10
Total Montana		113
Nebraska — 2.0%
Central Plains Energy Project
Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	4,960	5,056
Series A, Rev., 5.00%, 9/1/2035	1,500	1,565
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	600	634
Series 2017A, Rev., 5.00%, 9/1/2042	750	763
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	534
Series 2020A, Rev., 4.00%, 11/15/2041	300	278
Omaha Public Power District Series 2021B, Rev., 4.00%, 2/1/2046	6,635	6,280
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	102
Series 2016A, Rev., 5.00%, 1/1/2034	185	191
Series 2016A, Rev., 5.00%, 1/1/2035	25	26
Total Nebraska		15,429
Nevada — 1.0%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series 2018B, Rev., AGM, 4.00%, 6/1/2048	375	330
County of Clark, Southern California Edison Co. Series 2010, Rev., 2.10%, 6/1/2031	5,000	4,040
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series 2018B, Rev., 4.00%, 7/1/2049	2,500	2,295
Las Vegas Valley Water District, Limited Tax Series 2022A, GO, 4.00%, 6/1/2046	1,000	957
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	16
Total Nevada		7,638
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	818
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,004
Total New Hampshire		1,822
New Jersey — 3.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	505
Monmouth County Improvement Authority (The), Governmental Pooled Loan Series 2019B, Rev., GTD, 4.00%, 12/1/2035	25	26
New Jersey Economic Development Authority Series 2023RRR, Rev., 5.00%, 3/1/2028	1,700	1,816
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	250
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,808
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	108
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	460	459
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,778
Series A, Rev., 5.00%, 6/15/2031	3,000	3,118
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 4.00%, 6/15/2038	1,500	1,485
Series 2020AA, Rev., 4.00%, 6/15/2045	1,400	1,326
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	5,788
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	965
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 4.00%, 6/1/2031	3,000	3,141
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,004
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,018
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,549
Total New Jersey		28,144
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA / FNMA / FHLMC, 3.75%, 3/1/2048	250	246
New York — 13.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Series 2020A, Rev., 4.00%, 11/1/2045	2,300	1,970
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 5.00%, 6/15/2052	635	576
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	333
City of New York
Series 2023E, Subseries E-1, GO, 5.25%, 4/1/2047	6,500	7,067
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	6,450	6,075
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	612
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,300	1,228
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,027
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	901
Metropolitan Transportation Authority
Series A-1, Rev., 5.00%, 11/15/2023	20	20
Series 2016D, Rev., 5.00%, 11/15/2031	400	412
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	26
Series B-1, Rev., 5.00%, 11/15/2029	25	26
Series B-1, Rev., 5.00%, 11/15/2035	95	101
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (e)	540	498
Monroe County Industrial Development Corp., University of Rochester Project
Series 2017C, Rev., 4.00%, 7/1/2032	90	91
Series 2017C, Rev., 4.00%, 7/1/2033	60	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022BB-1, Rev., 4.00%, 6/15/2045	2,180	2,088
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	397
New York City Transitional Finance Authority Future Tax Secured Series 2022F, Subseries F-1, Rev., 5.00%, 2/1/2051	5,000	5,261
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	254
New York City Transitional Finance Authority, Future Tax Secured
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	469
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	2,450	2,352
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,173
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	362
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	100	109
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2041	5,000	5,234
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	54
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019, Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	32
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 5.00%, 6/15/2040	55	59
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,457
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,361
New York State Dormitory Authority
Series 2019D, Rev., 4.00%, 2/15/2047	3,500	3,309
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,225
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	897
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	91

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,913
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,081
New York State Dormitory Authority, Rockefeller University Series 2020A, Rev., 5.00%, 7/1/2053	2,500	2,646
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	52
Series A, Rev., 5.00%, 10/1/2032	55	57
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	127
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,119
Series 2020A, Rev., 4.00%, 3/15/2044	2,000	1,920
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	105
Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,850
New York State Urban Development Corp., Personal Income Tax Series 2020C, Rev., 4.00%, 3/15/2041	110	108
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2039	25	27
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,911
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,191
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,058
Rev., AMT, 5.00%, 1/1/2034	1,125	1,156
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,434
Rev., AMT, 4.38%, 10/1/2045	1,200	1,127
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	26
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 4.00%, 6/15/2044	50	48
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,407
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (e)	850	693
Series 2021, Rev., 5.38%, 11/1/2054 (e)	750	594
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	84
Town of Clarence GO, 4.00%, 7/15/2037	600	605
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	740
GO, 4.00%, 7/1/2038	320	327
Town of Orangetown, Rockland County, Sparkill- Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	217
GO, AGM, 4.00%, 11/15/2041	205	201
GO, AGM, 4.00%, 11/15/2042	315	308
GO, AGM, 4.00%, 11/15/2043	325	316
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,153
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	86
Series 2018C, Rev., 5.00%, 11/15/2038	35	37
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,119
Series 2018A, Rev., 5.00%, 11/15/2045	140	146
Series 2022A, Rev., 4.00%, 5/15/2051	2,000	1,887
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	958
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	206
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,259
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	46
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (e)	1,375	1,282
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	829
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	133
Total New York		100,748
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.4%
County of Burke, Limited Obligation Rev., 5.00%, 4/1/2031	25	27
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	108
Rev., 5.00%, 6/1/2028	805	832
Rev., 5.00%, 6/1/2030	400	413
North Carolina Housing Finance Agency, Homeownership Series 37-A, Rev., AMT, 3.50%, 7/1/2039	75	74
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,767
State of North Carolina
Series 2019, Rev., 5.00%, 3/1/2032	3,000	3,290
Rev., 5.00%, 3/1/2034	4,000	4,379
Total North Carolina		10,890
Ohio — 3.7%
Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	240	236
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2048	3,210	2,840
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,900	8,135
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	222
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	839
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,938
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,021
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,244
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,789
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2031	115	118
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	157
Hillsdale Local School District, Ohio School Facilities Project COP, 4.00%, 12/1/2023	260	260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series 2017A, GO, 4.00%, 10/1/2034	10	10
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	26
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	186
Series 2021A, Rev., 4.00%, 12/1/2045	115	96
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	10
Series 2018B, Rev., 5.00%, 12/1/2031	75	80
Ohio Water Development Authority, Drinking Water Assistance Fund
Series 2022A, Rev., 5.00%, 12/1/2037	600	674
Series 2022A, Rev., 5.00%, 12/1/2039	560	621
Series 2022A, Rev., 5.00%, 12/1/2040	1,250	1,380
Series 2022A, Rev., 5.00%, 12/1/2042	1,000	1,096
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	898
Total Ohio		27,876
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	631
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,708
Total Oklahoma		2,339
Oregon — 2.3%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	355	363
City of Portland, Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2043	6,000	6,533
County of Benton GO, 4.13%, 6/1/2053	1,000	938
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	199
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	198
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2047	500	379
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	93

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
State of Oregon Series 2023A, GO, 5.25%, 5/1/2044	7,950	8,818
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	135	144
Total Oregon		17,572
Pennsylvania — 6.7%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	15
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,729
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	830
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,181
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	2,000	1,848
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,186
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	117
Rev., AGM, 4.00%, 6/1/2039	9,975	9,492
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,091
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	708
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,045
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,570
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	518
Rev., 5.00%, 11/1/2037	250	253
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	148
Rev., 4.00%, 7/1/2046	675	509
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,572
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,465
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	375	351
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	351
Rev., 5.00%, 12/1/2049	500	496
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	137
Rev., 5.00%, 10/1/2036	100	100
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,854
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series A, Rev., AMT, 3.50%, 4/1/2040	65	65
Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	160	159
Pennsylvania Turnpike Commission Series 2016-A, Rev., AGM-CR, 4.00%, 12/1/2034	10	10
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,088
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	2,000	1,980
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	306
Pittsburgh Water and Sewer Authority Series 2019B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,143
School District of Philadelphia (The) Series 2018B, GO, AGM, 4.00%, 9/1/2043	1,250	1,194
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Upper Merion Area School District GO, 5.00%, 1/15/2026 (d)	250	260
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	115	114
Rev., 4.00%, 12/15/2028	1,000	930
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 12/15/2038	750	690
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,166
Total Pennsylvania		50,747
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2019A, Rev., AGM, 5.00%, 5/15/2032	25	27
South Carolina — 0.1%
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	992
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	90	90
Total South Carolina		1,082
South Dakota — 0.1%
South Dakota Board of Regents Housing and Auxiliary Facilities System
Rev., 4.00%, 4/1/2030	215	224
Series 2019A, Rev., 4.00%, 4/1/2036	65	65
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	130	129
Total South Dakota		418
Tennessee — 3.6%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2027	245	262
Series 2018B, GO, 5.00%, 6/1/2028	260	283
Series 2018B, GO, 5.00%, 6/1/2030	285	309
Series 2018B, GO, 4.00%, 6/1/2031	300	309
Series 2018B, GO, 4.00%, 6/1/2032	310	318
Series 2018B, GO, 4.00%, 6/1/2038	395	393
Series 2018B, GO, 4.00%, 6/1/2039	410	406
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	690
GO, 4.00%, 6/1/2038	720	713
GO, 4.00%, 6/1/2039	750	742
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	27
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,667
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,099
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	500	519
Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,321
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,265	1,919
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,019
Series 2022B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,419
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	3,690	3,856
Series 2019A, Rev., 5.00%, 7/1/2049	2,000	2,077
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	735
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,082
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2015B, Rev., 5.00%, 11/1/2025 (d)	55	57
Total Tennessee		27,268
Texas — 11.1%
Aledo Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,115
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,400	4,647
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	2,987
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	51
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	11
City of Dallas Series 2019A, GO, 4.00%, 2/15/2034	15	15
City of Denton GO, 4.00%, 2/15/2053	4,985	4,563
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	456
City of El Paso GO, 4.00%, 8/15/2042	145	136
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	95

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Fort Worth Series 2023, Rev., 4.25%, 2/15/2053	3,600	3,429
City of Frisco Series 2023, GO, 4.00%, 2/15/2042	2,500	2,417
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	901
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,495
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,066
City of Laredo GO, 5.00%, 2/15/2032	40	42
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	611
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	36
City of Plano Series 2017A, GO, 4.00%, 9/1/2028	45	46
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	241
Rev., 5.00%, 2/1/2032	35	36
City of San Marcos
GO, 5.00%, 8/15/2031	25	27
GO, 4.00%, 8/15/2037	400	400
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2016B, Rev., 5.00%, 8/15/2024	345	348
Series 2016B, Rev., 5.00%, 8/15/2025	460	467
Rev., 6.00%, 8/15/2033	1,250	1,252
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	946
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	421
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,928
Series 2023A, GO, 5.00%, 9/15/2048	2,000	2,143
County of Hidalgo
GO, 4.00%, 8/15/2035	85	86
Series B, GO, 4.00%, 8/15/2038	40	38
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	336
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,057
Crowley Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,071
Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	500	487
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023, GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,084
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25	25
Harris County Municipal Utility District No. 433 Series 2019A, GO, 4.00%, 9/1/2025	75	76
Johnson City Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,052
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,159
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,280
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,410
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,228
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	152
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,422
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048 (c)	3,500	3,721
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	850	635
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	266
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	264
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	630
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	193
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,000	2,182
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	215
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	384
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,387
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	61
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2030	4,090	4,536
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series 2022A, Rev., 4.00%, 7/1/2053	1,750	1,560
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (d)	2,300	2,300
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,680
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,006
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	10
Trinity River Authority, Tarrant County Water Project Series 2023, Rev., 5.00%, 2/1/2043	825	880
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	904
Total Texas		84,042
Utah — 0.6%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	466
City of Provo GO, 5.00%, 1/1/2032	25	27
City of Salt Lake City, Airport System
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,065	1,145
Series 2017B, Rev., 5.00%, 7/1/2042	235	240
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,840
City of St George Rev., 4.00%, 6/1/2028	35	36
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	24
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 4.00%, 10/15/2041	350	286
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	366
Utah Transit Authority, Sales Tax Rev., 4.00%, 12/15/2030	150	152
Total Utah		4,582
Vermont — 0.2%
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	85	84
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	350	346
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	485	480
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	170	169
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	65	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — continued
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	85	84
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	70	69
Total Vermont		1,296
Virginia — 0.6%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	352
Series 2016A, Rev., 4.00%, 7/1/2036	320	321
City of Norfolk
Series 2023A, GO, 5.00%, 9/1/2039	800	887
Series 2023A, GO, 5.00%, 9/1/2042	1,210	1,326
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	5
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	507
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,515
Total Virginia		4,913
Washington — 2.8%
County of King, Sewer Series 2018B, Rev., 5.00%, 7/1/2031	10	11
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,074
State of Washington, Various Purpose Series 2023A, GO, 5.00%, 8/1/2043	13,945	15,096
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	122
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028 (e)	125	132
Rev., 5.00%, 12/1/2029 (e)	250	267
Rev., 4.00%, 12/1/2040 (e)	860	802
Rev., 4.00%, 12/1/2045 (e)	880	787
Rev., 4.00%, 12/1/2048 (e)	1,190	1,053
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (e)	2,000	1,580
Washington State Housing Finance Commission, Single Family Program Series 2016 2A-R, Rev., AMT, 3.50%, 12/1/2046	65	64
Total Washington		20,988
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	97

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.4%
West Virginia Hospital Finance Authority, United Health System Series 2018A, Rev., 4.00%, 6/1/2051	1,000	874
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,866
Total West Virginia		2,740
Wisconsin — 2.8%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2042 (e)	100	81
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,331
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	767
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (e)	690	605
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	290
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (e)	2,740	1,946
Public Finance Authority, Renown Regional Medical Center Project
Series 2020A, Rev., 5.00%, 6/1/2032	230	243
Series 2016A, Rev., 4.00%, 6/1/2035	105	101
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,124
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (e)	1,500	1,231
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2042	380	353
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,682
Rev., 5.25%, 6/15/2052	1,610	1,489
Rev., 5.38%, 6/15/2057	775	723
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	13
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,348
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,424
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2046	1,350	1,044
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	350	347
Total Wisconsin		21,142
Wyoming — 0.1%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	580
Total Municipal Bonds (Cost $735,017)		704,478
	SHARES (000)
Short-Term Investments — 8.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (f) (g) (Cost $60,914)	60,911	60,917
Total Investments — 100.8% (Cost $795,931)		765,395
Liabilities in Excess of Other Assets — (0.8)%		(6,416)
NET ASSETS — 100.0%		758,979

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2023

RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD21,400	(507)	(315)	(822)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	99

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 7.0%
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2025	90	92
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	150	152
Rev., 5.00%, 7/1/2026	225	236
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.68%, 9/7/2023 (b)	30,000	29,980
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	19,865	19,845
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 4.41%, 9/7/2023 (b)	27,000	26,270
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.96%, 9/6/2023 (b)	25,450	25,202
City of Centre, Warrant GO, 4.00%, 9/1/2023	215	215
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,506
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	440
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	421
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	2,670	2,547
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	10,515	10,469
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.34%, 9/6/2023 (b)	10,000	9,970
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	1,500	1,500
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2024	125	125
Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		132,120
Alaska — 2.0%
Alaska Municipal Bond Bank Authority Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna Rev., 5.25%, 9/1/2027	1,400	1,442
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	100	101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 4.05%, 9/12/2023 (c)	23,100	23,100
Series 2002, Rev., VRDO, 4.05%, 9/12/2023 (c)	12,200	12,200
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	809
Total Alaska		37,678
Arizona — 1.7%
Arizona Industrial Development Authority, Equitable School Rvolving Series 2020A, Rev., 4.00%, 11/1/2023	800	800
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	135
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	342
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project Series 2018A, Rev., 5.00%, 7/1/2024	200	201
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2024	50	50
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	7,530	7,803
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	177
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	523
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,520
Total Arizona		32,051
Arkansas — 0.0% ^
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	100
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2023	205	205
Series 2020A, Rev., 5.00%, 11/1/2026	220	229
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Series 2020A, Rev., 5.00%, 11/1/2027	200	212
University of Central Arkansas, Student Housing System Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	135
Total Arkansas		881
California — 4.8%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.25%, 9/6/2023 (b)	5,000	5,004
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200	200
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,540	1,533
Series 2013A, Rev., 5.00%, 3/1/2024	55	55
California Health Facilities Financing Authority, Health System
Series 2018A, Rev., 5.00%, 11/15/2023	100	100
Series 2013A, Rev., 5.00%, 7/1/2024	20	20
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	18,000	17,878
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 4.41%, 9/7/2023 (b)	19,250	19,067
California Municipal Finance Authority, San Antonio Gardens Project Rev., 4.00%, 11/15/2023	290	289
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2024	300	302
Rev., 5.00%, 5/15/2025	425	433
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., VRDO, 0.60%, 9/1/2023 (c)	1,850	1,850
California State Public Works Board, Various Capital Project Series 2019C, Rev., 5.00%, 11/1/2023	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,251
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,226
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2023	20	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	38,890
State of California, Various Purpose GO, 5.00%, 12/1/2027	2,205	2,391
Stockton Public Financing Authority Rev., 5.00%, 3/1/2025	570	571
University of California, Limited Project Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		91,226
Colorado — 1.1%
City and County of Denver, Airport System
Series 2016A, Rev., 5.00%, 11/15/2023	90	90
Series 2020A-2, Rev., 5.00%, 11/15/2023	50	50
Series 2022C, Rev., 5.00%, 11/15/2023	30	30
Series B, Rev., 5.00%, 11/15/2023	500	502
Series B, Rev., 5.00%, 11/15/2025	65	65
City of Colorado Springs COP, 5.00%, 12/1/2023	100	100
Colorado Health Facilities Authority, Advent Health Obligated Group Series 2016C, Rev., 5.00%, 11/15/2023 (c)	160	161
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	765	788
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	45	46
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.91%, 9/6/2023 (b)	5,000	4,988
Regional Transportation District
COP, 5.00%, 6/1/2024	10,000	10,015
Series 2013A, COP, 5.00%, 6/1/2025	2,480	2,484
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2024	200	201
Series 2020A, Rev., 5.00%, 7/15/2024	150	151
Series 2020A, Rev., 5.00%, 1/15/2025	165	166
Series 2020A, Rev., 3.00%, 1/15/2026	110	108
Series 2020A, Rev., 5.00%, 7/15/2026	225	233
Total Colorado		20,219
Connecticut — 0.1%
City of New Britain GO, 5.00%, 9/1/2023 (d)	110	110
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	101

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2024	300	299
Series L-1, Rev., 4.00%, 7/1/2026	350	350
Series L-1, Rev., 4.00%, 7/1/2027	350	350
State of Connecticut Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,062
Total Connecticut		2,171
Delaware — 0.3%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project Series 2019A, Rev., 5.00%, 10/1/2023	220	220
Delaware River and Bay Authority Series C, Rev., 5.00%, 1/1/2025	150	151
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,660
Total Delaware		6,031
District of Columbia — 0.2%
District of Columbia, Childern's Hospital Obligated Group Series 2015, Rev., 5.00%, 7/15/2025	25	25
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	103
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,503
Total District of Columbia		3,631
Florida — 2.4%
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	140	142
Central Florida Expressway Authority Series 2019B, Rev., 5.00%, 7/1/2026	40	42
City of Fort Myers, Subordinate Utility System Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,127
City of Jacksonville Series 2018, Rev., 5.00%, 10/1/2023	100	100
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	45	48
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2023	100	100
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	758
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2023	45	45
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,502
Series 2020A, Rev., 5.00%, 10/1/2024	200	203
Rev., 5.00%, 7/1/2026	220	225
Series B, Rev., 5.00%, 10/1/2028	150	152
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (c)	2,250	2,184
Duval County Public Schools COP, AGM, 5.00%, 7/1/2027	25	27
Florida Higher Educational Facilities Financial Authority, Ringling College Project Rev., 5.00%, 3/1/2024	110	110
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,260	2,296
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	3,450	3,518
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2023	250	250
Series 2016A, Rev., 5.00%, 10/1/2028	45	47
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020D, Rev., VRDO, LOC : TD Bank NA, 3.50%, 9/1/2023 (c)	8,030	8,030
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012A, Rev., 4.00%, 10/1/2023 (d)	830	830
Lee County School Board (The) COP, 5.00%, 8/1/2024	25	25
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2024	575	579
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250	2,283
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625	4,720
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	10,500	10,330
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	40	41
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Palm Beach County School District COP, 5.00%, 8/1/2027	375	401
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,001
COP, 5.00%, 8/1/2025	40	41
COP, 5.00%, 8/1/2027	35	37
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2023	115	115
COP, 5.00%, 5/1/2025	290	298
Series 2014D, COP, 5.00%, 11/1/2025	235	239
COP, 5.00%, 2/1/2026	125	129
COP, 5.00%, 5/1/2026	110	112
Series 2015D, COP, 5.00%, 2/1/2027	25	26
COP, 5.00%, 5/1/2027	20	20
Series 2015A, COP, AGM, 5.00%, 5/1/2027	215	220
COP, 5.00%, 11/1/2028	20	20
School District of Broward County (The) COP, 5.00%, 7/1/2025	60	62
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Sunshine State Governmental Financing Commission, Miami Dade Country Program Series 2010B-1, Rev., 5.00%, 9/1/2023 (d)	1,015	1,015
Village Community Development District No. 13 Special Assessment Series 2019, Rev., 2.63%, 5/1/2024	130	129
Total Florida		46,121
Georgia — 1.1%
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (c)	13,500	13,073
Main Street Natural Gas, Inc., Gas Supply
Series 2018A, Rev., VRDO, LIQ : Royal Bank of Canada, 4.00%, 9/1/2023 (c)	500	500
Series 2021C, Rev., 4.00%, 12/1/2023	750	750
Series 2021C, Rev., 4.00%, 12/1/2024	750	746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC : PNC Bank NA, 4.20%, 9/12/2023 (c)	4,255	4,255
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,639
Total Georgia		20,963
Idaho — 0.0% ^
University of Idaho Series 2020A, Rev., 5.00%, 4/1/2024	315	318
Illinois — 4.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	535	547
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation Series 2020A, GO, Zero Coupon, 1/1/2024	385	380
Chicago Midway International Airport
Series 2014B, Rev., 5.00%, 1/1/2024	200	201
Series 2014B, Rev., 5.00%, 1/1/2028	80	80
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	175	176
Series C, Rev., 5.00%, 1/1/2024	100	100
Series D, Rev., 5.00%, 1/1/2024	110	111
Series E, Rev., 5.00%, 1/1/2024	1,730	1,738
Series 2020B, Rev., 5.00%, 1/1/2025	25	26
Series B, Rev., 5.00%, 1/1/2025	25	26
Series B, Rev., 5.00%, 1/1/2026	175	178
Series B, Rev., 5.00%, 1/1/2028	280	284
City of Aurora Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,665
City of Chicago, Waterworks, Second Lien
Series 2014, Rev., 5.00%, 11/1/2023	40	40
Series 2014, Rev., 5.00%, 1/1/2024	325	326
City of Danville GO, 4.00%, 12/1/2023	145	145
City of Elgin Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,023
City of Rockford, Sales Tax Alternative Revenue Source Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	140
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	526
Clay Wayne and Marion Counties Community Unit School District No. 35 GO, AGM, 5.00%, 12/1/2023	175	176
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	103

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County Community College District No. 508, Unlimited Tax, City Collage of Chicago Series 2013, GO, 5.25%, 12/1/2029	250	251
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax GO, 4.00%, 12/1/2023	150	150
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2024	275	275
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 5.00%, 12/1/2023	345	346
Series 2019C, GO, 5.00%, 12/1/2023	660	662
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2023	825	826
GO, AGM, 4.00%, 12/15/2024	930	935
Cook County School District No. 109, Indian Springs, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	125	125
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	110
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2023	285	285
Series 2020A, GO, 4.00%, 12/1/2024	255	256
Cook County School District No. 160, Country Club Hills, Limited Tax Series 2020B, GO, 4.00%, 12/1/2023	100	100
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Series 2020, GO, AGM, 4.00%, 12/15/2023	555	556
Series 2020, GO, AGM, 4.00%, 12/15/2024	580	583
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2023	575	577
County of Cook
Series 2021B, GO, 4.00%, 11/15/2023	1,185	1,186
Series 2016A, GO, 5.00%, 11/15/2023	195	196
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2023	90	90
County of Will GO, 5.00%, 11/15/2023	525	527
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
Flagg-Rochelle Community Park District Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	225
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	245
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.76%, 9/7/2023 (b)	1,125	1,099
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2025	105	107
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (d)	900	942
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	80	86
Illinois Finance Authority, The University Medical Center Series 2015A, Rev., 5.00%, 11/15/2023	185	185
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (d)	23,000	23,736
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., VRDO, 0.70%, 9/1/2023 (c)	2,800	2,800
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	1,150	1,147
Illinois State Toll Highway Authority Series 2019B, Rev., 5.00%, 1/1/2027	75	79
Illinois State Toll Highway Authority, Toll Highway Senior Series 2019C, Rev., 5.00%, 1/1/2027	25	26
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	145
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	236
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains Series 2019C, GO, 4.00%, 1/1/2024	370	370
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2023	3,185	3,191
GO, 5.00%, 2/1/2024	3,370	3,386
Series 2017D, GO, 5.00%, 11/1/2024	280	284
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	168
GO, 5.50%, 5/1/2025	2,500	2,570
Series 2023D, GO, 5.00%, 7/1/2025	6,855	7,006
Series 2020D, GO, 5.00%, 10/1/2025	20	21
Series 2017D, GO, 5.00%, 11/1/2025	250	257
Series 2017A, GO, 5.00%, 12/1/2025	250	257
GO, 5.50%, 5/1/2026	5,000	5,226
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,283
Series 2017D, GO, 5.00%, 11/1/2026	650	676
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series FEBRUARY 2014, GO, AGM-CR, 5.00%, 2/1/2027	940	944
Series 2017D, GO, 5.00%, 11/1/2027	35	37
Series 2017D, GO, 5.00%, 11/1/2028	2,895	3,042
Village of Midlothian Series 2019A, GO, 4.00%, 1/1/2024	120	120
Village of Villa Park Series 2019B, GO, 4.00%, 12/15/2023	205	205
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	125
Total Illinois		83,206
Indiana — 0.8%
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,382
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	222
Series 2020B, Rev., 4.00%, 7/15/2026	235	238
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2023	40	40
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,525
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,121
Indiana Finance Authority, Marian University Project
Series 2019A, Rev., 5.00%, 9/15/2023	75	75
Series 2019A, Rev., 5.00%, 9/15/2024	155	156
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	165	165
Indiana Municipal Power Agency
Series 2014A, Rev., 5.00%, 1/1/2024	75	76
Series 2017A, Rev., 5.00%, 1/1/2024	60	60
Series 2014A, Rev., 5.00%, 1/1/2027	20	20
Town of Schererville, Sewage Works Rev., 4.00%, 3/1/2024	110	110
Total Indiana		14,211
Iowa — 2.4%
Iowa Finance Authority, Health System Series 2018A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 4.64%, 9/7/2023 (b) (e)	16,125	16,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (c)	8,500	8,500
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2016, Rev., 5.00%, 9/1/2023	225	225
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,216
Total Iowa		46,056
Kansas — 0.2%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2023	200	200
Series 2019A, COP, 5.00%, 9/1/2023	125	125
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2023	350	350
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,042
Sedgwick County Unified School District No. 267 Renwick Series 2019A, GO, 3.00%, 11/1/2023	100	100
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	400
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	396
Wyandotte County-Kansas City Unified Government Utility System Series 2014A, Rev., 5.00%, 9/1/2023	770	770
Total Kansas		3,383
Kentucky — 1.1%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center Rev., 5.00%, 2/1/2024	575	577
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	623
County of Owen, Water Facilities, Kentucky- American Water Co. Project Rev., VRDO, 0.70%, 9/1/2023 (c)	2,500	2,500
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2023	2,550	2,555
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2023	445	445
Series 2013A, Rev., 5.25%, 9/1/2023	245	245
Rev., 5.00%, 9/1/2024	105	107
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	105

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	100	100
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	3,170	3,171
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	86
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2023	2,210	2,215
Series B, Rev., 5.00%, 11/1/2028	80	84
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	125	133
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2027	25	26
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,518
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2013A, Rev., 5.25%, 10/1/2023	500	501
Series 2016A, Rev., 5.00%, 10/1/2027	20	21
Paducah Electric Plant Board Rev., 5.00%, 10/1/2023	2,000	2,002
Total Kentucky		19,909
Louisiana — 3.1%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	180
GO, 5.00%, 9/1/2024	250	254
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	310
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,753
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,790
Louisiana Office Facilities Corp., State Capitol Complex Program Series 2012, Rev., 5.00%, 11/1/2023	30	30
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	62
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp., Project
Series 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	17,682
Series 2017B-2, Rev., 2.38%, 7/1/2026 (c)	12,800	12,109
State of Louisiana Series 2014A, GO, 4.00%, 2/1/2033	600	602
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	14,005	14,245
Total Louisiana		58,121
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	259
Maine Municipal Bond Bank Series 2010C, Rev., 5.00%, 11/1/2023	370	371
Maine State Housing Authority, Mortgage Purchase Series C-1, Rev., AMT, 3.00%, 11/15/2023	1,000	997
Total Maine		1,627
Maryland — 0.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 4.00%, 8/15/2024	85	85
Rev., 5.00%, 8/15/2024	340	344
Series 2013A, Rev., 5.00%, 8/15/2024	415	415
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
Total Maryland		1,094
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2023	2,900	2,903
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	70	71
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	353
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	100
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	182
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	8,000	8,041
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,060	2,073
Town of Randolph GO, BAN, 4.75%, 6/27/2024	1,690	1,702
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Town of Wareham GO, 5.00%, 11/1/2023	50	50
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,070	1,077
Total Massachusetts		16,552
Michigan — 3.3%
Charter Township of Green Oak GO, 5.00%, 11/1/2023	210	211
City of Charlevoix, Building Authority, Limited Tax Rev., 4.00%, 10/1/2023	110	110
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2024	265	264
GO, AGM, 3.00%, 3/1/2025	275	272
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	216
GO, AGM, 4.00%, 5/1/2026	220	224
GO, AGM, 4.00%, 5/1/2027	210	215
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,869
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,745
Jackson Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2024	690	692
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.25%, 9/12/2023 (c)	15,000	15,000
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	150	150
Rev., 5.00%, 11/15/2027	150	155
Michigan Finance Authority, Hospital Trinity Health Credit Group Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,033
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	200	202
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2028	50	51
Michigan Finance Authority, Trinity Health Credit Group Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	150	150
Michigan Strategic Fund, Holland Home Obligated Group Rev., 4.00%, 11/15/2023	190	190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,904
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (c) (e)	31,410	31,410
Van Buren Public Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2023	1,300	1,301
Walled Lake Consolidated School District, School Building and Site Series 2014, GO, Q-SBLF, 5.00%, 11/1/2023 (d)	865	867
Total Michigan		63,262
Minnesota — 0.1%
City of Minneapolis Series 2017A, Rev., 5.00%, 11/15/2023	135	135
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2019, Rev., 5.00%, 11/15/2023	340	341
City of Wayzata, Folkestone Senior Living Community Rev., 3.00%, 8/1/2024	100	99
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2024	100	98
Series 2021A, Rev., 3.00%, 7/1/2025	100	96
Series 2021A, Rev., 3.00%, 7/1/2026	180	170
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project Series 2018A, Rev., 3.88%, 11/1/2023	325	325
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	320
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	25	26
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc. Rev., 3.00%, 12/1/2023	100	100
State of Minnesota, State Trunk Highway Series 2013B, GO, 4.00%, 11/7/2023	1,000	1,001
Total Minnesota		2,711
Mississippi — 0.9%
City of Tupelo GO, 4.00%, 12/1/2023	315	315
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,750	1,669
Series 2020C, Rev., 1.38%, 6/16/2025 (c)	1,500	1,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	107

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010G, Rev., VRDO, 3.50%, 9/1/2023 (c)	12,000	12,000
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project Series 2019B, Rev., 5.00%, 1/1/2024	770	773
Total Mississippi		16,188
Missouri — 2.0%
City of St. Peters COP, 4.00%, 5/1/2025	425	428
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Corp. Series 2018F, Rev., VRDO, 3.95%, 9/1/2023 (c)	30,000	30,000
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project
Series 2014A, Rev., 5.00%, 1/1/2024	50	50
Series 2014A, Rev., 5.00%, 1/1/2026	30	30
Series 2014A, Rev., 5.00%, 1/1/2027	100	100
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2024	135	136
Series 2014A, Rev., 5.00%, 1/1/2027	195	198
St. Louis County Special School District COP, 4.00%, 4/1/2024	605	607
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 4.19%, 9/12/2023 (c) (e)	5,440	5,440
Total Missouri		37,011
Nebraska — 0.4%
County of Saunders
GO, 3.00%, 11/1/2023	325	325
GO, 3.00%, 11/1/2024	415	412
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,426
Douglas County Hospital Authority No. 2 Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2024	190	191
Series B, Rev., 5.00%, 1/1/2024	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Omaha Public Power District Series 2014AA, Rev., 5.00%, 2/1/2026	30	30
Public Power Generation Agency Series 2015A, Rev., 5.00%, 1/1/2025	20	20
Total Nebraska		7,495
Nevada — 0.1%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	634
Clark County School District
Series 2015C, GO, 5.00%, 6/15/2025	25	26
Series 2016A, GO, 5.00%, 6/15/2025	25	26
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	78
Series 2017A, GO, 5.00%, 6/15/2027	35	37
Series 2017A, GO, 5.00%, 6/15/2028	25	26
Clark County School District, Limited Tax Series 2018A, GO, 5.00%, 6/15/2027	95	101
Total Nevada		979
New Hampshire — 1.3%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	24,500	24,104
New Jersey — 7.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	76
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	103
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,000	3,027
Borough of Carlstadt GO, BAN, 4.50%, 5/3/2024	15,941	16,009
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	13,800	13,925
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	1,600	1,608
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	945	953
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	3,700	3,714
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	2,600	2,622
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,050	2,066
Borough of Point Pleasant, General Capital Water and Sewer Utility GO, BAN, 4.50%, 8/30/2024	1,354	1,364
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	2,900	2,906
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,001
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	525
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	5,300	5,329
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	7,500	7,517
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	7,500	7,517
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	335
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	432
New Jersey Economic Development Authority
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,450	2,502
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,400	1,446
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	303
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000	7,108
New Jersey Economic Development Authority, Transit Corporation Projects Series B, Rev., 5.00%, 11/1/2023	405	406
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc. Rev., 5.00%, 7/1/2025	35	35
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,043
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,925
New Jersey Transportation Trust Fund Authority, Transportation System Series 2010D, Rev., 5.25%, 12/15/2023	625	628
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	125	126
Series 2014A, Rev., 5.00%, 1/1/2028	20	20
Series 2020D, Rev., 5.00%, 1/1/2028	7,000	7,282
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	369
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,801
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	2,765	2,777
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,093
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2024	500	506
GO, 4.00%, 6/1/2026	25	25
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	2,350	2,362
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,029
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024 (f)	4,590	4,621
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	2,200	2,211
Township of Saddle Brook GO, BAN, 4.50%, 5/10/2024	9,096	9,140
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,337	2,351
Union County Improvement Authority, City of Linden Omnibus Revenue Refunding Project Series 2016, Rev., AGM, GTD, 4.00%, 11/1/2023	20	20
Village of Ridgefield Park GO, BAN, 4.50%, 4/5/2024	7,640	7,645
Total New Jersey		132,803
New York — 18.6%
Canton Central School District GO, BAN, 4.50%, 7/5/2024	11,150	11,216
Chenango Forks Central School District GO, BAN, 4.50%, 6/28/2024	10,480	10,530
City of Geneva Series 2023, GO, BAN, 4.50%, 5/2/2024	16,050	16,127
City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (c)	10,000	10,000
City of Troy GO, BAN, 4.50%, 7/26/2024	4,300	4,322
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	10,675	10,739
Deposit Central School District GO, BAN, 4.75%, 6/28/2024 (f)	1,825	1,835
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	16,055	16,154
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2026	85	85
Evans-Brant Central School District GO, BAN, 4.50%, 6/20/2024	17,735	17,832
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	109

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Floral Park-Bellerose Union Free School District GO, 5.00%, 12/1/2023	495	497
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	2,750	2,768
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	2,600	2,613
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	1,400	1,407
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	10,750	10,819
Hempstead Town Local Development Corp., Adelphi University Project Rev., 4.00%, 2/1/2024	200	200
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	7,600	7,669
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	1,670	1,684
GO, BAN, 4.50%, 6/28/2024	3,225	3,239
Le Roy Central School District GO, BAN, 4.75%, 6/28/2024	4,725	4,760
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	6,625	6,673
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,290
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,075	2,084
Malone Central School District GO, BAN, 4.50%, 6/27/2024	7,600	7,635
Massena Central School District GO, BAN, 4.50%, 6/28/2024	10,565	10,627
Metropolitan Transportation Authority
Subseries G-4, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (c)	18,745	18,745
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.99%, 9/6/2023 (b)	1,330	1,318
Series 2008B-3, Rev., 5.00%, 11/15/2023	200	201
Series 2013B, Rev., 5.00%, 11/15/2023	700	700
Series 2013C, Rev., 5.00%, 11/15/2023	55	55
Series 2013E, Rev., 5.00%, 11/15/2023 (d)	450	451
Series 2014C, Rev., 5.00%, 11/15/2023	385	386
Series 2016B, Rev., 5.00%, 11/15/2023	240	241
Series 2017B, Rev., 5.00%, 11/15/2023	4,050	4,061
Series 2017C-1, Rev., 5.00%, 11/15/2023	105	105
Series 2018B, Rev., 5.00%, 11/15/2023	100	100
Series A-1, Rev., 5.00%, 11/15/2023	200	201
Series A-2, Rev., 5.00%, 11/15/2023	3,125	3,133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2005B, Rev., AMBAC, 5.25%, 11/15/2023	110	110
Series 2014B, Rev., 5.00%, 11/15/2024	115	116
Series 2015F, Rev., 5.00%, 11/15/2024	25	25
Series 2017B, Rev., 5.00%, 11/15/2024	30	30
Series A-1, Rev., 5.00%, 11/15/2024	20	20
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Mount Vernon City School District GO, 5.00%, 9/15/2023	95	95
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008 Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/1/2023 (c)	2,800	2,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/1/2023 (c)	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Series 2021A, Rev., 5.00%, 11/1/2023	50	50
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	30	30
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (d)	400	411
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	25	25
Series K, Rev., 5.00%, 1/1/2024	25	25
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	800	803
Newark Valley Central School District GO, BAN, 4.75%, 8/30/2024	1,174	1,182
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	8,310	8,342
Oriskany Central School District GO, BAN, 4.50%, 7/5/2024	3,630	3,646
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	5,400	5,428
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	4,235	4,261
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,145	2,155
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	8,100	8,155
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	7,300	7,342
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	6,520	6,548
Town of Goshen Series 2023, GO, BAN, 4.50%, 4/25/2024	1,856	1,863
Town of Haverstraw Series 2023, GO, BAN, 4.50%, 5/10/2024	4,210	4,229
Town of Lancaster GO, BAN, 4.50%, 7/19/2024	4,600	4,625
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	2,680	2,701
Town of Oyster Bay, Public Improvement GO, 4.00%, 11/1/2023	1,000	1,001
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,215	2,231
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	3,000	3,015
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., 5.00%, 11/15/2023	105	105
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	15,063
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,140	1,146
Village of Freeport Series 2023C, GO, BAN, 4.50%, 4/26/2024	9,455	9,490
Village of Ilion Series 2023, GO, BAN, 4.50%, 5/10/2024	9,000	9,006
Village of Kenmore Series 2023, GO, BAN, 4.50%, 5/17/2024	7,901	7,954
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,150	1,160
Warwick Valley Central School District GO, BAN, 4.75%, 6/28/2024	3,765	3,795
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,100	2,109
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	1,670	1,684
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	4,750	4,773
Total New York		352,091
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority (The) Series 2016A, Rev., 5.00%, 1/15/2024	250	251
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (c)	19,500	19,500
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 4.20%, 9/12/2023 (c)	6,515	6,515
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	807
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	807
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,780	1,698
County of Orange, Limited Obligation Series 2021A, Rev., 5.00%, 11/15/2023	630	632
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	285	286
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2024	60	60
State of North Carolina Rev., 5.00%, 3/1/2024	75	76
Total North Carolina		30,632
Ohio — 2.8%
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,500	1,508
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2015A, Rev., 5.00%, 2/15/2026	2,470	2,484
City of Akron, Various Purpose Series 2020, GO, 2.00%, 12/1/2023	485	483
City of Lorain, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	300	300
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,060	2,075
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Hamilton, Hospital Facility Cincinnati Children Hospital Series 2014S, Rev., 5.00%, 5/15/2027	1,500	1,513
County of Lorain Series 2023, GO, BAN, 4.13%, 5/2/2024	4,455	4,459
County of Montgomery, Catholic Health Initiatives Series 2009B, Rev., 5.25%, 11/13/2023 (d)	1,380	1,384
County of Montgomery, Dayton Childern's Hospital Series 2021, Rev., 5.00%, 8/1/2026	270	281
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2023	490	491
Dayton City School District Series 2014, GO, 5.00%, 11/1/2023	60	60
Euclid City School District COP, 4.00%, 12/1/2023	70	70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	111

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (d)	150	146
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.65%, 9/1/2023 (c)	15,000	15,000
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 4.44%, 9/12/2023 (c)	23,250	23,250
University of Akron (The), General Receipt Series 2019A, Rev., 5.00%, 1/1/2024	175	176
Total Ohio		53,810
Oklahoma — 0.3%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2023	155	155
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,000
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2023	270	270
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	450
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2023	110	110
Rev., 4.00%, 9/1/2024	160	161
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2023	300	300
Rev., 4.00%, 9/1/2024	245	246
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	40	40
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project Rev., 3.00%, 3/1/2024	270	269
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	900
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	68
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	254
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2023	450	450
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 4.00%, 9/1/2023	175	175
Rev., 4.00%, 9/1/2024	435	437
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	525
Total Oklahoma		5,836
Oregon — 0.8%
County of Yamhill, Linfield University Project
Series 2020A, Rev., 4.00%, 10/1/2023	410	410
Series 2020A, Rev., 4.00%, 10/1/2024	425	422
Port of Portland, International Airport Series 28, Rev., AMT, 5.00%, 7/1/2026	5,240	5,412
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,398
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-2, Rev., 2.13%, 11/15/2027	500	451
Total Oregon		15,093
Pennsylvania — 8.0%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	40	41
Allegheny County Hospital Development Authority Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	25	27
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	301
Series 2020A, Rev., 4.00%, 6/1/2025	150	152
Series 2020B, Rev., 4.00%, 6/1/2025	210	212
Series 2020A, Rev., 5.00%, 6/1/2026	425	446
Ambridge Borough Water Authority Rev., 4.00%, 11/15/2023	175	175
Apollo-Ridge School District
Series 2019A, GO, 4.00%, 9/1/2023	385	385
Series 2019A, GO, 4.00%, 9/1/2024	450	452
Carmichaels Area School District, Limited Tax GO, 4.00%, 9/1/2023	150	150
Charleroi Borough Authority Water System Rev., AGM, 4.00%, 12/1/2023	225	225
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	230
Series 2020A, Rev., 3.00%, 9/1/2024	215	214
City of Altoona, Guaranteed Sewer GO, AGM, 5.00%, 12/1/2023	300	301
City of Lebanon Authority Rev., 4.00%, 12/15/2023	360	361
City of Philadelphia
Series 2019A, GO, 5.00%, 8/1/2024	45	46
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Philadelphia, Water and Wastewater Series 2019B, Rev., 5.00%, 11/1/2023	380	381
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	316
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	20	21
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	150	151
Rev., 5.00%, 6/1/2025	45	46
Rev., 5.00%, 6/1/2027	25	26
Rev., 5.00%, 6/1/2028	25	27
Commonwealth of Pennsylvania Series 2018A, COP, 5.00%, 7/1/2027	405	434
County of Armstrong
GO, AGM, 4.00%, 6/1/2024	230	231
GO, AGM, 4.00%, 6/1/2025	240	243
County of Indiana
GO, 2.00%, 12/15/2023	260	258
GO, 3.00%, 12/15/2024	430	427
GO, 3.00%, 12/15/2025	250	247
GO, 3.00%, 12/15/2026	435	428
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2023	305	305
Series 2020A, GO, 4.00%, 3/15/2024	300	301
Series 2020A, GO, 4.00%, 3/15/2025	300	302
County of Somerset
GO, 2.00%, 10/1/2023	335	334
GO, 2.00%, 10/1/2024	300	293
Dallas School District GO, AGM, 5.00%, 10/15/2023	175	175
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	150	151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Delaware Valley Regional Finance Authority
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	50	54
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	240	264
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (c)	6,215	6,215
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series C, Rev., VRDO, LIQ : Bank of America NA, 3.55%, 9/1/2023 (c)	15,700	15,700
Iroquois School District GO, 4.00%, 10/1/2023	200	200
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Lycoming County Water and Sewer Authority Rev., AGM, 4.00%, 11/15/2023	150	150
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	115
Middletown Township Sewer Authority Series 2019, Rev., GTD, 4.00%, 10/1/2023	210	210
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2024	300	301
Rev., 5.00%, 4/1/2025	250	252
Rev., 5.00%, 4/1/2026	165	166
Montour School District GO, 3.00%, 10/1/2023	200	200
Municipality of Penn Hills Series 2019A, GO, 3.00%, 12/1/2023	305	305
Neshannock Township School District Series 2019AA, GO, 4.00%, 9/1/2023	200	200
New Castle Area School District GO, 4.00%, 3/1/2024	240	241
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	85	85
Penn Hills School District GO, 4.00%, 10/1/2023	1,790	1,790
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,266
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AT-1, Rev., 5.00%, 6/15/2025	40	41
Series 2017AU-2, Rev., 5.00%, 6/15/2027	50	53
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	20,000	20,000
Series 2020B, Rev., 5.00%, 12/1/2023	425	427
Series A-2, Rev., 5.00%, 12/1/2024	425	434
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	113

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020B, Rev., 5.00%, 12/1/2026	400	422
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	105
Series 2016A-3, Rev., 5.00%, 12/1/2027	200	210
Series 2017-2, Rev., 5.00%, 12/1/2028	1,065	1,139
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,639
Series 2014C, Rev., 5.00%, 12/1/2039	4,250	4,310
Perkiomen Valley School District Series 2020, GO, 5.00%, 11/15/2023	280	281
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	20,300	20,300
Pittsburgh School District GO, 5.00%, 9/1/2023	1,810	1,810
Punxsutawney Area School District Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	250
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,050
Series F, GO, 5.00%, 9/1/2024	250	253
Selinsgrove Area School District Series 2019A, GO, 2.00%, 9/1/2023	585	585
Spring-Benner-Walker Joint Authority Series 2020, Rev., 4.00%, 9/1/2024	440	442
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax Series 2019B, GO, 4.00%, 11/1/2023	250	250
Steelton-Highspire School District, Limited Tax GO, 4.00%, 11/15/2023	85	85
Township of Butler GO, 5.00%, 10/1/2023	260	260
Township of East Coventry
GO, 3.00%, 12/1/2025	345	340
GO, 3.00%, 12/1/2026	275	270
Township of Radnor GO, 3.00%, 6/15/2024	145	144
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	529
GO, 3.00%, 10/1/2024	900	893
University of Pittsburgh of the Commonwealth System of Higher Education Series 2019, Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 4.42%, 9/7/2023 (b)	52,000	52,001
Upper Allegheny Joint Sanitary Authority Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	215
Waynesboro Area School District, Franklin County GO, 5.00%, 10/1/2023	320	320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Wyalusing Area School District
GO, 3.00%, 4/1/2024	185	184
GO, 3.00%, 4/1/2026	300	294
Total Pennsylvania		151,176
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp. Series 2013A, Rev., 6.00%, 9/1/2023 (d)	500	500
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	125
Total Rhode Island		625
South Carolina — 0.1%
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	25	25
Series 2017B, Rev., 5.00%, 1/1/2024	235	236
Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,319
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2027	60	61
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e)	405	391
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	130
Total South Carolina		2,162
Tennessee — 1.1%
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,012
Knoxville's Community Development Corp., Austin Homes 1B Apartments Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,484
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	220	215
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,113
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (c)	5,655	5,444
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	8,825	8,206
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2023	250	250
Series 2021A, Rev., 5.00%, 11/1/2026	350	358
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2014B, Rev., 5.00%, 11/1/2023	250	251
Total Tennessee		21,333
Texas — 7.8%
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (c)	1,220	1,234
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	203
Series 2018C, Rev., 5.00%, 8/1/2025	200	206
Austin Independent School District Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (d)	1,000	1,011
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	10,666
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (c)	3,000	2,909
Central Texas Turnpike System
Series C, Rev., 5.00%, 8/15/2025	100	101
Series C, Rev., 5.00%, 8/15/2026	30	30
City of Austin Series 2012A, Rev., 5.00%, 11/15/2023	65	65
City of Austin Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	30	32
City of Dallas Series 2014, GO, 5.00%, 2/15/2027	100	101
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	279
City of Houston, Convention and Entertainment Facilities Series 2015, Rev., 5.00%, 9/1/2023	50	50
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	30	32
City of Houston, Utility System Series 2016B, Rev., 5.00%, 11/15/2027	1,010	1,065
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,000	1,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	382
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	408
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	160	169
County of Harris Toll Road Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2024	125	126
Series 2020A, GO, 5.00%, 2/15/2025	130	133
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2024	210	211
GO, 5.00%, 2/15/2025	255	261
Cypress Hill Municipal Utility District No. 1, Unlimited Tax GO, 3.00%, 9/1/2023	270	270
Dallas Fort Worth International Airport
Series 2013F, Rev., 5.00%, 11/1/2023	330	331
Series 2013G, Rev., 5.00%, 11/1/2023	495	496
Series 2014C, Rev., 5.00%, 11/1/2023	400	401
Series 2020A, Rev., 5.00%, 11/1/2023	35	35
Series 2022B, Rev., 5.00%, 11/1/2023	25	25
Series 2013F, Rev., 5.13%, 11/1/2023	235	236
Series 2013D, Rev., 5.25%, 11/1/2023	85	85
Series 2023B, Rev., 5.00%, 11/1/2025 (f)	4,000	4,128
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
Series 2023B, Rev., 5.00%, 11/1/2027 (f)	1,000	1,069
Series 2023B, Rev., 5.00%, 11/1/2028 (f)	1,250	1,358
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	225
GO, PSF-GTD, 3.00%, 8/15/2027	115	112
Fort Bend County Levee Improvement District No. 11, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	400
Fort Bend County Municipal Utility District No. 116, Unlimited Tax GO, 3.00%, 9/1/2023	450	450
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,853
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,081
Greenhawe Water Control and Improvement District No. 2, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	200	200
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 4.63%, 9/7/2023 (b)	9,000	9,003
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	115

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2014A, Rev., 5.00%, 12/1/2025	100	102
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000	1,067
Harris County Fresh Water Supply District No. 61, Unlimited Tax
GO, AGM, 4.00%, 9/1/2023	445	445
GO, AGM, 3.00%, 9/1/2024	695	687
Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	195
Harris County Municipal Utility District No. 276, Unlimited Tax GO, 3.00%, 9/1/2023	745	745
Harris County Municipal Utility District No. 281, Unlimited Tax GO, 2.00%, 9/1/2023	305	305
Harris County Municipal Utility District No. 374, Unlimited Tax GO, 3.00%, 9/1/2023	115	115
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	400
Harris County Municipal Utility District No. 419, Unlimited Tax GO, 3.00%, 9/1/2023	455	455
Harris County Water Control and Improvement District No. 119, Unlimited Tax GO, AGM, 3.00%, 10/1/2023	375	375
Harris County-Houston Sports Authority Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (d)	3,410	1,429
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	868
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2025	50	51
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	264
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, VRDO, 0.90%, 9/1/2023 (c)	3,750	3,750
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series 2015B, Rev., 5.00%, 11/1/2023	25	25
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	10,000	9,838
Montgomery County Municipal Utility District No. 94, Unlimited Tax GO, 2.00%, 10/1/2023	185	185
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.20%, 1/1/2024	180	178
Series 2020A, Rev., 2.25%, 1/1/2025	315	301
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
North Harris County Regional Water Authority Rev., 4.00%, 12/15/2024	100	101
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	186
Series A, Rev., 5.00%, 1/1/2025	530	531
Series 2016A, Rev., 5.00%, 1/1/2027	455	457
North Texas Tollway Authority, Second Tier Series 2021B, Rev., 5.00%, 1/1/2025	250	255
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 2.00%, 10/1/2023	105	105
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2023	345	345
GO, 4.00%, 9/1/2023	740	740
GO, AGM, 3.00%, 9/1/2024	600	595
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2024	360	359
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (c)	10,280	10,280
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.25%, 9/12/2023 (c)	13,485	13,485
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (c)	5,060	5,060
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2014, Rev., 5.00%, 12/1/2026	20	20
Texas Department of Housing & Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., 4.00%, 12/1/2023 (c)	850	850
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,825
Travis County Municipal Utility District No. 4, Unlimited Contract Tax Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	650
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	397
GO, 4.00%, 5/1/2025	300	302
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, 4.00%, 5/1/2026	280	285
University of Houston Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Total Texas		147,629
Utah — 0.0% ^
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	60
Rev., 3.00%, 10/15/2025	125	120
Total Utah		180
Virginia — 3.9%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	19,255	19,287
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,741
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 4.05%, 9/12/2023 (c)	30,000	30,000
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Series 2020A, Rev., 4.00%, 12/1/2023	100	100
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013A, Rev., 5.00%, 11/1/2023 (d)	25	25
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	20,913
Total Virginia		73,066
Washington — 0.7%
King County Housing Authority, Highland Village Project Rev., 5.00%, 1/1/2024	120	120
Port of Seattle, Intermediate Lien Series A, Rev., 5.00%, 5/1/2027	25	27
State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	100	100
State of Washington, Various Purpose Series 2014C, Rev., 5.00%, 9/1/2023	75	75
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 5.46%, 9/7/2023 (b)	10,000	10,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	150	152
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series A, Rev., 7.38%, 1/1/2024 (d) (e)	3,000	3,034
Total Washington		13,511
West Virginia — 0.3%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	369
West Virginia Commissioner of Highways, Surface Transportation Improvements
Rev., 5.00%, 9/1/2023	80	80
Rev., 5.00%, 9/1/2028	215	229
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,249
West Virginia Lottery Excess Lottery Series 2015A, Rev., 5.00%, 7/1/2024	50	51
Total West Virginia		5,978
Wisconsin — 1.3%
City of Milwaukee, Promissory Notes
Series N2, GO, 4.00%, 3/15/2024	1,955	1,952
Series N4, GO, 5.00%, 4/1/2024	3,045	3,062
Series N2, GO, 4.00%, 3/15/2025	100	100
City of Racine Series 2019B, GO, 5.00%, 12/1/2023	125	125
City of Watertown, Promissory Notes GO, 3.00%, 6/1/2024	425	423
City of Waukesha Series 2019C, GO, 3.00%, 10/1/2023	350	350
County of Manitowoc GO, AGM, 3.00%, 11/1/2023	150	150
County of Manitowoc, Promissory Notes GO, AGM, 4.00%, 4/1/2024	680	682
County of Rusk, Promissory Notes GO, 3.00%, 3/1/2024	270	269
Lakeshore Technical College District Series 2019A, GO, 3.00%, 3/1/2024	405	404
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	378
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series 2013B-2, Rev., 4.00%, 11/15/2023	35	35
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	117

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	25	26
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2024	120	119
Rev., 4.00%, 3/15/2025	125	123
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2023	525	526
Wisconsin Health and Educational Facilities Authority, St. John's Community, Inc. Projects Series 2018A, Rev., 5.00%, 9/15/2023 (d)	1,000	1,000
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (c)	15,000	15,000
Total Wisconsin		24,724
Total Municipal Bonds (Cost $1,842,059)		1,819,968
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (g) (h) (Cost $67,986)	67,983	67,990
Total Investments — 99.8% (Cost $1,910,045)		1,887,958
Other Assets Less Liabilities — 0.2%		3,384
NET ASSETS — 100.0%		1,891,342

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$280,924	$3,305,772	$356,955
Investments in affiliates, at value	12,760	52,966	20,532
Cash	—	173	—
Deposits at broker for futures contracts	—	1,054	—
Deposits at broker for centrally cleared swaps	—	8,206	—
Receivables:
Investment securities sold — delayed delivery securities	—	695	65
Fund shares sold	366	4,794	104
Interest from non-affiliates	2,839	37,784	4,574
Dividends from affiliates	37	111	17
Variation margin on futures contracts	—	98	—
Variation margin on centrally cleared swaps	—	75	—
Total Assets	296,926	3,411,728	382,247
LIABILITIES:
Payables:
Investment securities purchased	2,516	—	4,846
Investment securities purchased — delayed delivery securities	1,436	—	—
Fund shares redeemed	85	9,792	259
Accrued liabilities:
Investment advisory fees	51	698	67
Administration fees	7	106	11
Distribution fees	32	82	37
Service fees	4	81	8
Custodian and accounting fees	13	101	8
Trustees’ and Chief Compliance Officer’s fees	1	2	1
Other	16	87	22
Total Liabilities	4,161	10,949	5,259
Net Assets	$292,765	$3,400,779	$376,988
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	119

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$312,867	$3,612,585	$390,256
Total distributable earnings (loss)	(20,102)	(211,806)	(13,268)
Total Net Assets	$292,765	$3,400,779	$376,988
Net Assets:
Class A	$102,110	$358,245	$119,086
Class C	15,223	8,629	17,442
Class I	49,273	576,089	92,382
Class R6	126,159	2,457,816	148,078
Total	$292,765	$3,400,779	$376,988
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,112	35,709	18,795
Class C	1,521	884	2,753
Class I	5,001	58,642	14,504
Class R6	12,805	250,187	23,257
Net Asset Value (a):
Class A — Redemption price per share	$10.10	$10.03	$6.34
Class C — Offering price per share (b)	10.01	9.75	6.34
Class I — Offering and redemption price per share	9.85	9.82	6.37
Class R6 — Offering and redemption price per share	9.85	9.82	6.37
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.49	$10.42	$6.59
Cost of investments in non-affiliates	$284,859	$3,408,071	$361,727
Cost of investments in affiliates	12,759	52,959	20,530
Net upfront receipts on centrally cleared swaps	—	(3,584)	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$954,712	$704,478	$1,819,968
Investments in affiliates, at value	13,450	60,917	67,990
Cash	—	69	—
Deposits at broker for centrally cleared swaps	—	1,272	—
Receivables:
Investment securities sold	1,507	—	—
Investment securities sold — delayed delivery securities	—	95	—
Fund shares sold	2,572	264	11,546
Interest from non-affiliates	10,717	7,498	13,472
Dividends from affiliates	90	143	268
Variation margin on centrally cleared swaps	—	10	—
Due from adviser	—	—	9
Total Assets	983,048	774,746	1,913,253
LIABILITIES:
Payables:
Investment securities purchased	—	4,565	1,516
Investment securities purchased — delayed delivery securities	6,115	10,147	16,975
Fund shares redeemed	979	696	2,308
Accrued liabilities:
Investment advisory fees	128	168	—
Administration fees	9	40	—
Distribution fees	21	59	23
Service fees	39	13	366
Custodian and accounting fees	21	33	42
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	— (a)
Other	78	45	681
Total Liabilities	7,390	15,767	21,911
Net Assets	$975,658	$758,979	$1,891,342

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	121

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$1,048,571	$836,464	$1,945,956
Total distributable earnings (loss)	(72,913)	(77,485)	(54,614)
Total Net Assets	$975,658	$758,979	$1,891,342
Net Assets:
Class A	$91,504	$246,681	$129,555
Class C	2,653	9,250	—
Class I	441,202	217,505	1,761,787
Class R6	440,299	285,543	—
Total	$975,658	$758,979	$1,891,342
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,143	23,256	13,047
Class C	263	881	—
Class I	43,827	20,604	177,603
Class R6	43,750	27,059	—
Net Asset Value (a):
Class A — Redemption price per share	$10.01	$10.61	$9.93
Class C — Offering price per share (b)	10.11	10.51	—
Class I — Offering and redemption price per share	10.07	10.56	9.92
Class R6 — Offering and redemption price per share	10.06	10.55	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.24	$11.02	$—
Cost of investments in non-affiliates	$990,337	$735,017	$1,842,059
Cost of investments in affiliates	13,449	60,914	67,986
Net upfront receipts on centrally cleared swaps	—	(507)	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,020	$62,065	$5,554
Interest income from affiliates	—	— (a)	—
Dividend income from affiliates	114	833	132
Total investment income	4,134	62,898	5,686
EXPENSES:
Investment advisory fees	425	5,309	553
Administration fees	106	1,327	139
Distribution fees:
Class A	130	449	156
Class C	61	36	70
Service fees:
Class A	130	449	156
Class C	21	12	24
Class I	58	825	118
Custodian and accounting fees	32	264	29
Interest expense to affiliates	—	— (a)	—
Professional fees	28	37	30
Trustees’ and Chief Compliance Officer’s fees	14	21	14
Printing and mailing costs	16	57	18
Registration and filing fees	30	80	29
Transfer agency fees (See Note 2.H.)	3	19	6
Other	5	35	5
Total expenses	1,059	8,920	1,347
Less fees waived	(350)	(2,640)	(429)
Less expense reimbursements	(33)	(1)	(40)
Net expenses	676	6,279	878
Net investment income (loss)	3,458	56,619	4,808

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	123

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(1,271)	$(27,480)	$(809)
Investments in affiliates	— (a)	11	(1)
Futures contracts	—	(3,710)	—
Swaps	—	(12,039)	—
Net realized gain (loss)	(1,271)	(43,218)	(810)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(8)	1,482	(801)
Investments in affiliates	1	(10)	2
Futures contracts	—	367	—
Swaps	—	7,198	—
Change in net unrealized appreciation/depreciation	(7)	9,037	(799)
Net realized/unrealized gains (losses)	(1,278)	(34,181)	(1,609)
Change in net assets resulting from operations	$2,180	$22,438	$3,199

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,079	$12,442	$25,516
Interest income from affiliates	1	—	1
Dividend income from affiliates	690	575	2,232
Total investment income	12,770	13,017	27,749
EXPENSES:
Investment advisory fees	1,311	962	1,545
Administration fees	393	241	772
Distribution fees:
Class A	120	321	201
Class C	10	35	—
Service fees:
Class A	120	321	201
Class C	3	12	—
Class I	576	233	2,374
Custodian and accounting fees	71	82	111
Interest expense to affiliates	— (a)	— (a)	4
Professional fees	31	37	32
Trustees’ and Chief Compliance Officer’s fees	15	15	17
Printing and mailing costs	23	20	17
Registration and filing fees	55	46	27
Transfer agency fees (See Note 2.H.)	6	6	9
Other	9	7	18
Total expenses	2,743	2,338	5,328
Less fees waived	(1,356)	(639)	(2,680)
Less expense reimbursements	(1)	(1)	(1)
Net expenses	1,386	1,698	2,647
Net investment income (loss)	11,384	11,319	25,102

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	125

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(15,861)	$(9,624)	$(14,028)
Investments in affiliates	2	(2)	13
Futures contracts	—	12	(2,604)
Swaps	—	(1,700)	—
Net realized gain (loss)	(15,859)	(11,314)	(16,619)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,853	3,223	23,392
Investments in affiliates	(1)	— (a)	(8)
Futures contracts	—	(5)	—
Swaps	—	1,016	—
Change in net unrealized appreciation/depreciation	14,852	4,234	23,384
Net realized/unrealized gains (losses)	(1,007)	(7,080)	6,765
Change in net assets resulting from operations	$10,377	$4,239	$31,867

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,458	$6,652	$56,619	$112,177
Net realized gain (loss)	(1,271)	(11,089)	(43,218)	(66,187)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	2
Change in net unrealized appreciation/depreciation	(7)	(8,133)	9,037	(257,214)
Change in net assets resulting from operations	2,180	(12,570)	22,438	(211,222)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,241)	(2,292)	(5,175)	(8,588)
Class C	(154)	(284)	(114)	(263)
Class I	(594)	(1,370)	(10,359)	(19,414)
Class R6	(1,533)	(2,704)	(41,324)	(86,669)
Total distributions to shareholders	(3,522)	(6,650)	(56,972)	(114,934)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,011	(87,038)	(120,916)	(632,503)
NET ASSETS:
Change in net assets	12,669	(106,258)	(155,450)	(958,659)
Beginning of period	280,096	386,354	3,556,229	4,514,888
End of period	$292,765	$280,096	$3,400,779	$3,556,229

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,808	$7,694	$11,384	$22,068
Net realized gain (loss)	(810)	(4,967)	(15,859)	(10,763)
Distributions of capital gains received from investment company affiliates	—	1	—	6
Change in net unrealized appreciation/depreciation	(799)	(14,005)	14,852	(53,464)
Change in net assets resulting from operations	3,199	(11,277)	10,377	(42,153)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,577)	(2,647)	(843)	(1,279)
Class C	(191)	(338)	(17)	(24)
Class I	(1,239)	(1,858)	(5,040)	(10,185)
Class R6	(1,819)	(2,837)	(5,468)	(10,521)
Total distributions to shareholders	(4,826)	(7,680)	(11,368)	(22,009)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,165	6,925	(102,099)	(410,934)
NET ASSETS:
Change in net assets	15,538	(12,032)	(103,090)	(475,096)
Beginning of period	361,450	373,482	1,078,748	1,553,844
End of period	$376,988	$361,450	$975,658	$1,078,748
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,319	$17,586	$25,102	$32,226
Net realized gain (loss)	(11,314)	(25,108)	(16,619)	(7,883)
Distributions of capital gains received from investment company affiliates	—	1	—	8
Change in net unrealized appreciation/depreciation	4,234	(53,658)	23,384	(24,980)
Change in net assets resulting from operations	4,239	(61,179)	31,867	(629)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,235)	(7,865)	(1,563)	(2,278)
Class C	(129)	(230)	—	—
Class I	(3,387)	(4,747)	(23,280)	(29,968)
Class R6	(3,491)	(4,630)	—	—
Total distributions to shareholders	(11,242)	(17,472)	(24,843)	(32,246)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	217,575	(42,894)	(452,443)	(1,687,065)
NET ASSETS:
Change in net assets	210,572	(121,545)	(445,419)	(1,719,940)
Beginning of period	548,407	669,952	2,336,761	4,056,701
End of period	$758,979	$548,407	$1,891,342	$2,336,761
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,248	$21,303	$47,643	$171,717
Distributions reinvested	1,217	2,252	5,133	8,492
Cost of shares redeemed	(11,947)	(49,568)	(41,240)	(146,657)
Change in net assets resulting from Class A capital transactions	(1,482)	(26,013)	11,536	33,552
Class C
Proceeds from shares issued	561	2,507	821	6,916
Distributions reinvested	154	281	114	261
Cost of shares redeemed	(2,451)	(9,030)	(2,548)	(10,262)
Change in net assets resulting from Class C capital transactions	(1,736)	(6,242)	(1,613)	(3,085)
Class I
Proceeds from shares issued	9,535	38,656	135,661	737,481
Distributions reinvested	590	1,364	10,074	18,738
Cost of shares redeemed	(8,393)	(68,766)	(242,361)	(682,129)
Change in net assets resulting from Class I capital transactions	1,732	(28,746)	(96,626)	74,090
Class R6
Proceeds from shares issued	32,879	68,051	208,957	632,437
Distributions reinvested	1,528	2,700	41,167	85,904
Cost of shares redeemed	(18,910)	(96,788)	(284,337)	(1,455,401)
Change in net assets resulting from Class R6 capital transactions	15,497	(26,037)	(34,213)	(737,060)
Total change in net assets resulting from capital transactions	$14,011	$(87,038)	$(120,916)	$(632,503)
SHARE TRANSACTIONS:
Class A
Issued	905	2,091	4,676	16,759
Reinvested	120	222	505	834
Redeemed	(1,171)	(4,874)	(4,044)	(14,310)
Change in Class A Shares	(146)	(2,561)	1,137	3,283
Class C
Issued	56	249	83	698
Reinvested	15	28	12	26
Redeemed	(242)	(893)	(258)	(1,035)
Change in Class C Shares	(171)	(616)	(163)	(311)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	962	3,892	13,597	73,343
Reinvested	59	138	1,012	1,876
Redeemed	(836)	(6,937)	(24,359)	(68,094)
Change in Class I Shares	185	(2,907)	(9,750)	7,125
Class R6
Issued	3,304	6,864	20,989	62,866
Reinvested	154	273	4,139	8,601
Redeemed	(1,895)	(9,739)	(28,486)	(145,612)
Change in Class R6 Shares	1,563	(2,602)	(3,358)	(74,145)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	131

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,814	$22,952	$13,049	$58,420
Distributions reinvested	1,546	2,592	836	1,267
Cost of shares redeemed	(10,996)	(39,012)	(17,915)	(54,204)
Change in net assets resulting from Class A capital transactions	(3,636)	(13,468)	(4,030)	5,483
Class C
Proceeds from shares issued	598	1,605	146	736
Distributions reinvested	190	335	17	23
Cost of shares redeemed	(2,647)	(6,102)	(96)	(1,510)
Change in net assets resulting from Class C capital transactions	(1,859)	(4,162)	67	(751)
Class I
Proceeds from shares issued	14,889	68,065	90,382	393,609
Distributions reinvested	1,225	1,831	5,018	10,130
Cost of shares redeemed	(13,083)	(53,136)	(125,893)	(721,531)
Change in net assets resulting from Class I capital transactions	3,031	16,760	(30,493)	(317,792)
Class R6
Proceeds from shares issued	34,118	52,101	38,840	376,224
Distributions reinvested	1,817	2,834	5,386	10,335
Cost of shares redeemed	(16,306)	(47,140)	(111,869)	(484,433)
Change in net assets resulting from Class R6 capital transactions	19,629	7,795	(67,643)	(97,874)
Total change in net assets resulting from capital transactions	$17,165	$6,925	$(102,099)	$(410,934)
SHARE TRANSACTIONS:
Class A
Issued	906	3,613	1,293	5,811
Reinvested	241	406	83	126
Redeemed	(1,715)	(6,102)	(1,777)	(5,378)
Change in Class A Shares	(568)	(2,083)	(401)	559
Class C
Issued	93	252	14	73
Reinvested	30	52	2	2
Redeemed	(412)	(953)	(9)	(148)
Change in Class C Shares	(289)	(649)	7	(73)
Class I
Issued	2,306	10,637	8,904	38,844
Reinvested	190	286	495	1,003
Redeemed	(2,032)	(8,267)	(12,406)	(71,310)
Change in Class I Shares	464	2,656	(3,007)	(31,463)
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	5,332	8,102	3,823	37,238
Reinvested	283	442	532	1,023
Redeemed	(2,528)	(7,347)	(11,057)	(47,984)
Change in Class R6 Shares	3,087	1,197	(6,702)	(9,723)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	133

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$35,367	$74,500	$89,811	$254,635
Distributions reinvested	4,171	7,735	1,563	2,278
Cost of shares redeemed	(45,283)	(120,540)	(225,934)	(64,685)
Change in net assets resulting from Class A capital transactions	(5,745)	(38,305)	(134,560)	192,228
Class C
Proceeds from shares issued	2,643	1,482	—	—
Distributions reinvested	128	228	—	—
Cost of shares redeemed	(1,978)	(4,258)	—	—
Change in net assets resulting from Class C capital transactions	793	(2,548)	—	—
Class I
Proceeds from shares issued	112,340	87,677	196,484	1,054,856
Distributions reinvested	3,087	4,069	23,231	29,905
Cost of shares redeemed	(23,047)	(114,867)	(537,598)	(2,964,054)
Change in net assets resulting from Class I capital transactions	92,380	(23,121)	(317,883)	(1,879,293)
Class R6
Proceeds from shares issued	143,145	70,910	—	—
Distributions reinvested	3,490	4,626	—	—
Cost of shares redeemed	(16,488)	(54,456)	—	—
Change in net assets resulting from Class R6 capital transactions	130,147	21,080	—	—
Total change in net assets resulting from capital transactions	$217,575	$(42,894)	$(452,443)	$(1,687,065)
SHARE TRANSACTIONS:
Class A
Issued	3,264	6,784	9,044	25,616
Reinvested	386	712	157	230
Redeemed	(4,186)	(10,919)	(22,737)	(6,525)
Change in Class A Shares	(536)	(3,423)	(13,536)	19,321
Class C
Issued	248	137	—	—
Reinvested	12	21	—	—
Redeemed	(185)	(393)	—	—
Change in Class C Shares	75	(235)	—	—
Class I
Issued	10,427	8,020	19,789	106,500
Reinvested	288	376	2,343	3,025
Redeemed	(2,152)	(10,661)	(54,150)	(299,231)
Change in Class I Shares	8,563	(2,265)	(32,018)	(189,706)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	13,495	6,619	—	—
Reinvested	326	429	—	—
Redeemed	(1,532)	(4,995)	—	—
Change in Class R6 Shares	12,289	2,053	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.15	$0.12	$(0.05)	$0.07	$(0.12)	$10.10
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	10.71
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.06	0.10	(0.05)	0.05	(0.10)	10.01
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	10.62
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.90	0.12	(0.04)	0.08	(0.13)	9.85
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	10.47
Class R6
Six Months Ended August 31, 2023 (Unaudited)	9.90	0.13	(0.05)	0.08	(0.13)	9.85
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	10.47

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.71%	$102,110	0.55%	2.38%	0.97%	10%
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8
3.31	67,275	0.60	2.63	0.97	17

0.46	15,223	1.05	1.88	1.47	10
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8
2.82	46,950	1.10	2.13	1.48	17

0.78	49,273	0.45	2.48	0.72	10
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8
3.39	62,069	0.50	2.72	0.72	17

0.83	126,159	0.35	2.58	0.47	10
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
2.58	80,424	0.35	2.95	0.48	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.13	$0.15	$(0.10)	$0.05	$(0.15)	$—	$(0.15)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Class C
Six Months Ended August 31, 2023 (Unaudited)	9.86	0.12	(0.11)	0.01	(0.12)	—	(0.12)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.93	0.16	(0.11)	0.05	(0.16)	—	(0.16)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	9.93	0.16	(0.10)	0.06	(0.17)	—	(0.17)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Municipal Bond Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.03	0.46%	$358,245	0.65%	2.91%	0.91%	9%
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48

9.75	0.10	8,629	1.20	2.36	1.41	9
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48

9.82	0.50	576,089	0.40	3.17	0.66	9
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48

9.82	0.55	2,457,816	0.30	3.26	0.40	9
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$6.37	$0.08	$(0.03)	$0.05	$(0.08)	$6.34
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	6.71
Class C
Six Months Ended August 31, 2023 (Unaudited)	6.37	0.07	(0.03)	0.04	(0.07)	6.34
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	6.71
Class I
Six Months Ended August 31, 2023 (Unaudited)	6.40	0.09	(0.03)	0.06	(0.09)	6.37
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	6.75
Class R6
Six Months Ended August 31, 2023 (Unaudited)	6.40	0.09	(0.03)	0.06	(0.09)	6.37
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	6.75

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.81%	$119,086	0.55%	2.54%	0.95%	6%
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13
2.86	120,371	0.75	2.66	0.96	21

0.56	17,442	1.05	2.04	1.45	6
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13
2.50	67,242	1.25	2.16	1.45	21

0.86	92,382	0.45	2.65	0.70	6
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13
3.26	87,158	0.50	2.92	0.70	21

0.91	148,078	0.35	2.74	0.45	6
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
2.89	91,813	0.40	2.93	0.45	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.02	$0.09	$(0.01)	$0.08	$(0.09)	$10.01
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	10.49
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.12	0.06	(0.01)	0.05	(0.06)	10.11
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	10.59
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.08	0.11	(0.01)	0.10	(0.11)	10.07
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	10.55
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.08	0.11	(0.01)	0.10	(0.12)	10.06
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	10.54

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.80%	$91,504	0.70%	1.75%	0.87%	17%
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24
2.55	33,554	0.70	1.54	0.86	42

0.54	2,653	1.20	1.25	1.38	17
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24
2.10	4,590	1.20	1.03	1.38	42

1.02	441,202	0.24	2.20	0.62	17
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24
3.09	573,350	0.25	1.97	0.61	42

0.94	440,299	0.19	2.24	0.37	17
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
2.31	866,630	0.19	2.19	0.37	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.70	$0.19	$(0.10)	$0.09	$(0.18)	$10.61
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)	11.77
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.60	0.15	(0.09)	0.06	(0.15)	10.51
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)	11.67
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.65	0.20	(0.10)	0.10	(0.19)	10.56
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)	11.72
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.64	0.20	(0.10)	0.10	(0.19)	10.55
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)	11.72

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.82%	$246,681	0.67%	3.41%	0.95%	11%
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31
3.00	132,813	0.67	3.40	1.00	53

0.54	9,250	1.25	2.83	1.45	11
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31
2.43	27,701	1.25	2.81	1.49	53

0.94	217,505	0.45	3.63	0.69	11
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31
3.24	135,295	0.45	3.61	0.74	53

0.96	285,543	0.40	3.67	0.44	11
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
2.44	86,790	0.40	3.61	0.51	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$9.90	$0.11	$0.03	$0.14	$(0.11)	$9.93
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Year Ended February 28, 2019	10.01	0.13	— (f)	0.13	(0.11)	10.03
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.89	0.12	0.04	0.16	(0.13)	9.92
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07
Year Ended February 28, 2019	10.00	0.14	0.02	0.16	(0.14)	10.02

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.43%	$129,555	0.44%	2.17%	0.75%	50%
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48
1.33	67,256	0.44	1.32	0.77	50

1.58	1,761,787	0.24	2.47	0.50	50
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
1.60	3,021,190	0.24	1.42	0.52	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

148	J.P. Morgan Municipal Bond Funds	August 31, 2023

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swap contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$280,924	$—	$280,924
Short-Term Investments
Investment Companies	12,760	—	—	12,760
Total Investments in Securities	$12,760	$280,924	$—	$293,684
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,305,772	$—	$3,305,772
Short-Term Investments
Investment Companies	52,966	—	—	52,966
Total Investments in Securities	$52,966	$3,305,772	$—	$3,358,738
Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386

August 31, 2023	J.P. Morgan Municipal Bond Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Swaps	$—	$(2,224)	$—	$(2,224)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$386	$(2,224)	$—	$(1,838)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$356,955	$—	$356,955
Short-Term Investments
Investment Companies	20,532	—	—	20,532
Total Investments in Securities	$20,532	$356,955	$—	$377,487

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$21	$—	$21
Municipal Bonds	—	954,691	—	954,691
Short-Term Investments
Investment Companies	13,450	—	—	13,450
Total Investments in Securities	$13,450	$954,712	$—	$968,162

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$704,478	$—	$704,478
Short-Term Investments
Investment Companies	60,917	—	—	60,917
Total Investments in Securities	$60,917	$704,478	$—	$765,395
Depreciation in Other Financial Instruments
Swaps	$—	$(315)	$—	$(315)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,819,968	$—	$1,819,968
Short-Term Investments
Investment Companies	67,990	—	—	67,990
Total Investments in Securities	$67,990	$1,819,968	$—	$1,887,958

150	J.P. Morgan Municipal Bond Funds	August 31, 2023

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — California Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2023.

August 31, 2023	J.P. Morgan Municipal Bond Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$6,651	$50,632	$44,524	$— (c)	$1	$12,760	12,759	$114	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.

National Municipal Income Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$134,839	$346,962	$428,836	$11	$(10)	$52,966	52,960	$833	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

New York Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$11,948	$46,681	$38,098	$(1)	$2	$20,532	20,530	$132	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

152	J.P. Morgan Municipal Bond Funds	August 31, 2023

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$70,373	$161,042	$217,966	$2	$(1)	$13,450	13,449	$690	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$13,912	$264,068	$217,061	$(2)	$— (c)	$60,917	60,911	$575	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.

Ultra-Short Municipal Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$154,102	$1,318,629	$1,404,746	$13	$(8)	$67,990	67,983	$2,232	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
F. Derivatives  —National Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used derivative instruments including futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s

August 31, 2023	J.P. Morgan Municipal Bond Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(2) below describe the various derivatives used by the Funds.
(1) Futures Contracts — National Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps  —  National Municipal Income Fund and Tax Free Bond Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
National Municipal Income Fund and Tax Free Bond Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit

154	J.P. Morgan Municipal Bond Funds	August 31, 2023

market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to each Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(3) Summary of Derivatives Information —The following tables present the value of derivatives held as of August 31, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	National Municipal Income Fund	Tax Free Bond Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$386	$—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(5,808)	(822)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	386	—
Swaps at Value **	(5,808)	(822)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2023, by primary underlying risk exposure:
	National Municipal Income Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(3,710)	$12	$(2,604)
Credit Exposure Risk:
Swap Contracts	(12,039)	(1,700)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	367	(5)	—
Credit Exposure Risk:
Swap Contracts	7,198	1,016	—

August 31, 2023	J.P. Morgan Municipal Bond Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts and swaps activity during the six months ended August 31, 2023. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	National Municipal Income Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Futures Contracts:
Average Notional Balance Long	$82,398	$5,338	$77,189
Average Notional Balance Short	(20,536)	(9,265)	—
Ending Notional Balance Long	121,612	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	151,300	21,400	—
Ending Notional Balance - Buy Protection	151,300	21,400	—
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2023 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$— (a)	$1	$3
National Municipal Income Fund
Transfer agency fees	4	— (a)	4	11	19
New York Tax Free Bond Fund
Transfer agency fees	4	— (a)	1	1	6
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	— (a)	2	3	6
Tax Free Bond Fund
Transfer agency fees	4	— (a)	1	1	6
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	7	n/a	9

(a)	Amount rounds to less than one thousand.

156	J.P. Morgan Municipal Bond Funds	August 31, 2023

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2023, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A  and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2023, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$— (a)	$—
National Municipal Income Fund	10	—
New York Tax Free Bond Fund	2	— (a)

August 31, 2023	J.P. Morgan Municipal Bond Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Short-Intermediate Municipal Bond Fund	$2	$—
Tax Free Bond Fund	6	—

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024.

158	J.P. Morgan Municipal Bond Funds	August 31, 2023

For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$96	$64	$186	$346	$32
National Municipal Income Fund	1,097	732	773	2,602	—
New York Tax Free Bond Fund	103	69	251	423	39
Short-Intermediate Municipal Bond Fund	518	345	461	1,324	—
Tax Free Bond Fund	77	51	493	621	—
Ultra-Short Municipal Fund	1,545	773	270	2,588	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

California Tax Free Bond Fund	$4
National Municipal Income Fund	38
New York Tax Free Bond Fund	6
Short-Intermediate Municipal Bond Fund	32
Tax Free Bond Fund	18
Ultra-Short Municipal Fund	92
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

California Tax Free Bond Fund	$1
National Municipal Income Fund	1
New York Tax Free Bond Fund	1
Short-Intermediate Municipal Bond Fund	1
Tax Free Bond Fund	1
Ultra-Short Municipal Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2023, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

August 31, 2023	J.P. Morgan Municipal Bond Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$38,452	$28,073
National Municipal Income Fund	290,404	332,052
New York Tax Free Bond Fund	35,413	22,093
Short-Intermediate Municipal Bond Fund	166,995	210,890
Tax Free Bond Fund	250,406	65,191
Ultra-Short Municipal Fund	933,407	1,322,074
During the six months ended August 31, 2023, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$297,618	$1,456	$5,390	$(3,934)
National Municipal Income Fund	3,457,446	21,510	125,640	(104,130)
New York Tax Free Bond Fund	382,257	1,052	5,822	(4,770)
Short-Intermediate Municipal Bond Fund	1,003,786	370	35,994	(35,624)
Tax Free Bond Fund	795,424	5,948	36,799	(30,851)
Ultra-Short Municipal Fund	1,910,045	506	22,593	(22,087)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,488	$6,643
National Municipal Income Fund	20,219	19,782
New York Tax Free Bond Fund	3,595	2,035
Short-Intermediate Municipal Bond Fund	14,524	5,943
Tax Free Bond Fund	15,480	10,869
Ultra-Short Municipal Fund	7,988	7,118
Net capital losses (gains) incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the following Funds deferred to March 1, 2023 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$380	$4,301
National Municipal Income Fund	8,961	12,273
New York Tax Free Bond Fund	79	1,932
Short-Intermediate Municipal Bond Fund	10	1,174
Tax Free Bond Fund	1,735	7,442
Ultra-Short Municipal Fund	2	1,081

160	J.P. Morgan Municipal Bond Funds	August 31, 2023

6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Daily Simple SOFR Rate. Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	65.2%	1	12.8%
National Municipal Income Fund	1	78.0	—	—
New York Tax Free Bond Fund	1	73.1	—	—
Short-Intermediate Municipal Bond Fund	1	73.7	—	—
Tax Free Bond Fund	1	53.9	2	30.2
Ultra-Short Municipal Fund	1	78.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is

August 31, 2023	J.P. Morgan Municipal Bond Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

162	J.P. Morgan Municipal Bond Funds	August 31, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,007.10	$2.77	0.55%
Hypothetical	1,000.00	1,022.37	2.80	0.55
Class C
Actual	1,000.00	1,004.60	5.29	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class I
Actual	1,000.00	1,007.80	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,008.30	1.77	0.35
Hypothetical	1,000.00	1,023.38	1.78	0.35
JPMorgan National Municipal Income Fund
Class A
Actual	1,000.00	1,004.60	3.28	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,001.00	6.04	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class I
Actual	1,000.00	1,005.00	2.02	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Class R6
Actual	1,000.00	1,005.50	1.51	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30

August 31, 2023	J.P. Morgan Municipal Bond Funds	163

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,008.10	$2.78	0.55%
Hypothetical	1,000.00	1,022.37	2.80	0.55
Class C
Actual	1,000.00	1,005.60	5.29	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class I
Actual	1,000.00	1,008.60	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,009.10	1.77	0.35
Hypothetical	1,000.00	1,023.38	1.78	0.35
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,008.00	3.53	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Class C
Actual	1,000.00	1,005.40	6.05	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class I
Actual	1,000.00	1,010.20	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Class R6
Actual	1,000.00	1,009.40	0.96	0.19
Hypothetical	1,000.00	1,024.18	0.97	0.19
JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	1,008.20	3.38	0.67
Hypothetical	1,000.00	1,021.77	3.40	0.67
Class C
Actual	1,000.00	1,005.40	6.30	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class I
Actual	1,000.00	1,009.40	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,009.60	2.02	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,014.30	2.23	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Class I
Actual	1,000.00	1,015.80	1.22	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

164	J.P. Morgan Municipal Bond Funds	August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

August 31, 2023	J.P. Morgan Municipal Bond Funds	165

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Municipal Bond Funds – JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra-Short Municipal Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assess ments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

166	J.P. Morgan Municipal Bond Funds	August 31, 2023

•  The administration services provided by the Adviser in its role as Administrator;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain fair and reasonable  relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive

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(Unaudited) (continued)
fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”),  by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe  did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the first, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.   The Trustees noted that the performance for Class R6 shares was in the second and third quintiles of the Universe for the one- and three-year period ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the

168	J.P. Morgan Municipal Bond Funds	August 31, 2023

Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the National Municipal Income Fund’s performance for Class A shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the third, fourth and fourth quintiles of the Universe for the one-, three-, and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for each of the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the first, first and second quintiles of the Universe for  the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three-, and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31,2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31,2022.  The Trustees noted that the performance for Class I shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintile of the Universe for the one- and three-year periods ended December 31,2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the
Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Universe for both the one- and three-year periods ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31,2022.  The Trustees notes that the performance for Class I shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, concluded that the performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles, respectively, of the Universe.  The Trustees noted that the net advisory fee and actual total expense for Class R6 shares were in the second and first quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for both the Class I and R6 shares due to the limited number of funds in the Peer Groups.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively.  The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile of the
Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Groups.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for both Class I shares and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for both Class A shares and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

170	J.P. Morgan Municipal Bond Funds	August 31, 2023

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-MUNIBOND-823

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2023